As Filed With The Securities And Exchange Commission On April 26, 2006

Registration No. 33-80958

811-06564

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 25

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 36

PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V

(Exact Name of Registrant)

PEOPLES BENEFIT LIFE

INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number (319) 297-8330

Darin D. Smith, Esquire

PEOPLES BENEFIT LIFE INSURANCE COMPANY

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Copies to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Approximate Date of Proposed Offering:    As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2006, pursuant to paragraph (b) of Rule 485.
☐	60 Days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On , pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

THE ADVISOR’S EDGE®

VARIABLE ANNUITY

Issued Through

Peoples Benefit Life Insurance Company

Separate Account V

By

Peoples Benefit Life Insurance Company

Prospectus

May 1, 2006

The Advisor’s Edge® Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Peoples Benefit Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Global Investment Management, Inc.

American Century International

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Small Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

Columbia Funds Variable Insurance Trust – Class A

Advised by Columbia Management Advisors, Inc.

Columbia Small Company Growth Fund, Variable Series

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors, Inc.

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Large Value Portfolio

VA Short-Term Fixed Portfolio

VA Small Value Portfolio

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment

Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Gartmore Variable Insurance Trust

Advised by Gartmore Global Asset Management Trust

Gartmore GVIT Developing Markets Fund

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Fidelity Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

Wells Fargo Advantage Variable Trust Funds

Managed by Wells Fargo Capital Management Incorporated

WFAVT Small/Mid Cap Value Fund

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Contents

4	Summary

8	Fee Table

9	Example

10	The Annuity Policy

11	Purchase

12	Investment Options

18	Performance

19	Expenses

21	Access to Your Money

23	Annuity Payments

26	Death Benefit

28	Taxes

31	Additional Features

34	Other Information

37	Table of Contents of Statement of Additional Information

38	Appendix A (Condensed Financial Information)

50	Appendix B

55	Appendix C

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SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1.	THE ANNUITY POLICY

The Advisor’s Edge® Variable Annuity

Advisor’s Edge® is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company (“Peoples Benefit”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying funds and a fixed account offered by Peoples Benefit.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS for more information about Annuity Payment Options.

2.	PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval if riders are attached. Your Policy may not exceed $2,000,000 in total Premium Payments without our prior approval if riders are not attached. For issue ages over 80, the maximum total Premium Payments may not exceed $500,000 without prior approval if riders are attached; the maximum total Premium Payments may not exceed $1,000,000 without prior approval if riders are not attached.

3.	INVESTMENT OPTIONS

When you purchase the Policy, your Premium Payments are deposited into the Peoples Benefit Life Insurance Company Separate Account V (the “Separate Account”). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the underlying funds’ prospectuses and to the fixed account. The fixed account offers an interest rate that Peoples Benefit guarantees.

American Century International – Initial Class(1)

Asset Allocation – Conservative Portfolio – Initial Class(1)

Asset Allocation – Growth Portfolio – Initial Class(1)

Asset Allocation – Moderate Portfolio – Initial Class(1)

Asset Allocation – Moderate Growth Portfolio – Initial Class(1)

Capital Guardian Global – Initial Class(1)

Capital Guardian Value – Initial Class(1)

Clarion Global Real Estate Securities – Initial Class(1)(2)

J.P. Morgan Enhanced Index – Initial Class(1)(2)

Janus Growth – Initial Class(1)(2)

PIMCO Total Return – Initial Class(1)

T. Rowe Price Small Cap – Initial Class

Transamerica Equity – Initial Class(1)(2)

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Transamerica Growth Opportunities – Initial Class(1)

Transamerica Value Balanced – Initial Class(1)(2)

Van Kampen Active International Allocation – Initial Class(1)(2)

Van Kampen Mid-Cap Growth – Initial Class(1)

Columbia Small Company Growth Fund, Variable Series(1)(2)

Credit Suisse International Focus Portfolio(1)(2)

Credit Suisse Small Cap Growth Portfolio(1)(2)

VA Global Bond Portfolio(1)(2)

VA International Small Portfolio(1)(2)

VA International Value Portfolio(1)(2)

VA Large Value Portfolio(1)(2)

VA Short-Term Fixed Portfolio(1)(2)

VA Small Value Portfolio(1)(2)

Federated American Leaders Fund II(1)(2)

Federated Capital Income Fund II(1)(2)

Federated Fund for U.S. Government Securities II(1)(2)

Federated High Income Bond Fund II(1)(2)

Federated Prime Money Fund II(1)(2)

Gartmore GVIT Developing Markets Fund(1)(2)

Short-Term Investment-Grade Portfolio(1)

Total Bond Market Index Portfolio(1)

Equity Index Portfolio(1)

Mid-Cap Index Portfolio(1)

REIT Index Portfolio(1)

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class(1)

Fidelity – VIP Value Strategies Portfolio – Initial Class(1)

Wanger International Small Cap(1)(2)

Wanger U.S. Smaller Companies(1)(2)

WFAVT Small/Mid Cap Value Fund(1)(2)

(1)	Owners of Policy Number AV515 101 130 600 may invest in these funds.

(2)	Owners of Policy Number NA103A may only invest in these funds.

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

4.	PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

5.	EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Peoples Benefit will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 0.75%, 0.60% or 0.55% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. In no event will the Service Charge exceed 2% of the Policy Value on the Policy Anniversary or at the time of surrender. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

If you elect the Initial Payment Guarantee when you annuitize, there is an additional fee equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts.

6.	ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have a Policy Value in the fixed account, you may take all cumulative earnings under the Policy free of Excess Interest Adjustments. Amounts withdrawn in excess of cumulative earnings will be subject to Excess Interest Adjustments.

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You may have to pay income tax and a tax penalty on any money you take out.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the payment is guaranteed). If you select a variable payment option, the dollar amount of your payments may go up or down, although under the Initial Payment Guarantee, Peoples Benefit will guarantee a minimum amount of your payments. There is an extra charge for this rider.

8.	DEATH BENEFIT

If the annuitant dies before the Income Phase begins, then a death benefit will become payable.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following death benefits options:

•	Policy Value — available if the owner or annuitant is age 0 to 85 on the Policy Date;

•	Return of Premium — available if the owner or annuitant is age 0 to 85 on the Policy Date;

•	Annual Step-Up to age 81 - available if the owner or annuitant is age 0 to 75 on the Policy Date.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the Accumulation Phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the Income Phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the Income Phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 30% of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•	Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the various subaccounts. This feature is called “Asset Rebalancing.”

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•	You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or a money market subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

11.	OTHER INFORMATION

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation.) Premium Payments (with no fees or charges deducted) will be returned in states that require this for cancellations during the Right to Cancel Period. You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the advisor from whom you purchased the Policy.

State Variations

Certain provisions of the Policy may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Policy for specific variations since any such state variation will be included in your Policy. See your advisor or contact us for specific information that may be applicable to your state.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds.

Condensed Financial Information

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

12.	INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

If you need more information about the Advisor’s Edge® Variable Annuity or want to make a transaction, call or write: Peoples Benefit Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner’s name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

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FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment options. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account.

Policy Owner Transaction Expenses

Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(1)	None
Exchange Fees(2)	$10

(1)	If you select the Life With Emergency CashSM annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”

(2)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.60%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(2)	0.75%

(1)	An Annual Policy Service Charge of up to $30 for policy administration expenses (but no more than 2% of the Policy Value at the time of deduction) will be assessed. The Service Charge will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

(2)	Total Annual Separate Account Expenses shown (0.75%) apply to the Annual Step-Up to Age 81 Death Benefit option. This reflects a fee that is 0.15% and 0.20% per year higher than the 0.60% and 0.55% corresponding fees for the Return of Premium Death Benefit and Policy Value Death Benefit options, respectively.

For information concerning compensation paid for the sale of the Policies, see “Distribution of the Policies”.

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses	0.14%	2.05%

(1)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Peoples Benefit by the underlying funds, their investment advisors or managers, and Peoples Benefit has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

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EXAMPLE TABLE

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Annual Step-Up to Age 81 Death Benefit Option (0.75%)	$289	$886	$1509	$3187
Return of Premium Death Benefit Option (0.60%)	$274	$842	$1435	$3043
Policy Value Death Benefit Option (0.55%)	$269	$827	$1411	$2994

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

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1.	THE ANNUITY POLICY

The Advisor’s Edge® variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Peoples Benefit guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Peoples Benefit may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Policy is unnecessary when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge® variable annuity is a policy between you, the Policy Owner, and Peoples Benefit, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account)

•	Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Peoples Benefit’s Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit’s other assets and can be used only to satisfy its obligations to Policy Owners.

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2.	PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor’s Edge® variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Peoples Benefit will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

If Peoples Benefit cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, Peoples Benefit will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to Peoples Benefit’s retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Policies, Peoples Benefit also offers the Advisor’s Edge® as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES.)

Qualified Policy

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable premium tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000.

•	You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•	Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•	The total of all Premium Payments may not exceed $2,000,000 if the Policy does not include a rider, and $1,000,000 if the Policy does include a rider, without our prior approval. For issue ages over 80, the total of all Premium Payments may not exceed $1,000,000 if the Policy does not include a rider, and $500,000 if the Policy does include a rider, without our prior approval.

•	Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, below, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-6007.

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Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. Peoples Benefit reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Peoples Benefit. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus –

•	any additional Net Premium Payments credited

•	any increase in the Policy Value due to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options minus –

•	any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge and any riders, if applicable

•	any withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals)

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Peoples Benefit will credit a certain number of Accumulation Units to your Policy. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Policy Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

3.	INVESTMENT OPTIONS

The Advisor’s Edge® variable annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio’s investment objectives, may be found in the current prospectuses for the

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underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

Owners of Policy Number NA103A should refer to Appendix B; owners of Policy Number AV515 101 130 600 should refer to Appendix C of this prospectus for available investment options and policy features.

AEGON/Transamerica Series Trust – Initial Class

Subadvised by American Century Global Investment Management, Inc.

American Century International(1)

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio(1)

Asset Allocation – Growth Portfolio(1)

Asset Allocation – Moderate Portfolio(1)

Asset Allocation – Moderate Growth Portfolio(1)

Subadvised by Capital Guardian Trust Company

Capital Guardian Global(1)

Capital Guardian Value(1)

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities(1) (2)(3)

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index(1) (2)

Subadvised by Janus Capital Management LLC

Janus Growth(1)(2)

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return(1)

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Small Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity(1) (2)

Transamerica Growth Opportunities(1)

Transamerica Value Balanced(1) (2)

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation(1) (2)

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Mid-Cap Growth(1) (4)

Columbia Funds Variable Insurance Trust – Class A Shares(5)

Advised by Columbia Management Advisors, Inc.

Columbia Small Company Growth Fund, Variable Series(1) (2)(6)

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio(1) (2)

Credit Suisse Small Cap Growth Portfolio(1) (2)

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors Inc.

VA Global Bond Portfolio(1) (2)

VA International Small Portfolio(1) (2)

VA International Value Portfolio(1) (2)

VA Large Value Portfolio(1) (2)

VA Short-Term Fixed Portfolio(1) (2)

VA Small Value Portfolio(1) (2)

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II(1) (2)

Federated Capital Income Fund II(1) (2)

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II(1) (2)

Federated High Income Bond Fund II(1) (2)

Federated Prime Money Fund II(1) (2)

Gartmore Variable Insurance Trust

Advised by Gartmore Global Asset Management Trust

Gartmore GVIT Developing Markets Fund(1) (2)

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio(1)

Total Bond Market Index Portfolio(1)

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio(1)

Mid-Cap Index Portfolio(1)

REIT Index Portfolio(1)

Fidelity Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Mid Cap Portfolio(1)

VIP Value Strategies Portfolio(1)

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Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies(1) (2)

Wanger International Small Cap(1) (2)

Wells Fargo Advantage Variable Trust Funds

Managed by Wells Capital Management Inc.

WFAVT Small/Mid Cap Value Fund(1) (2)(7)

(1)	Owners of Policy Number AV515 101 130 600 may invest in these funds.

(2)	Owners of Policy Number NA103A may only invest in these funds.

(3)	Formerly known as Clarion Real Estate Securities.

(4)	Formerly known as Van Kampen Emerging Growth.

(5)	Formerly known as SteinRoe Variable Investment Trust.

(6)	Formerly known as Liberty Small Company Growth Fund, Variable Series.

(7)	Formerly known as WFVT Multi Cap Value Fund.

The following Subaccount is only available to Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Trust – Initial Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value

The following Subaccounts are closed to new investments as of May 1, 2006.

AEGON/Transamerica Series Trust – Initial Class

Subadvised by Great Companies, L.L.C.

Great Companies – America SM

Great Companies – Technology SM

Subadvised by Salomon Brothers Asset

Management Inc

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

AllianceBernstein Variable Products Series Fund, Inc.- Class B

Advised by Alliance Capital Management L.P.(1)

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

AllianceBernstein Global Technology Portfolio

(1)	Formerly known as Alliance Capital Management L.P.

Dreyfus Investment Portfolios – Service Class

Advised by The Dreyfus Corporation

Dreyfus IP – Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

Seligman Portfolios, Inc. – Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to some of the Funds may compensate Peoples Benefit for providing administrative services in connection with some of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Peoples Benefit, and Peoples Benefit may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the portfolio or its service providers, or whether affiliates of the portfolio can provide marketing and distribution support for sales of the Policies. (See “Revenue We Receive”.) We have included the ATST portfolios at

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least in part because they are managed by one of our affiliates, Transamerica Fund Advisers, Inc.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction. As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We

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may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of

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their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we expect to be contractually obligated to prohibit transfers by policy owners identified by an underlying fund portfolios and to provide policy owner transaction data to the underlying fund portfolios.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Peoples Benefit’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for new investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

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We also guarantee that upon full surrender your Cash Value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law.

If you select the fixed account, your money will be placed with Peoples Benefit’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the Income Phase from the fixed portion of your Policy will remain level for the entire Income Phase.

We reserve the right to refuse any Premium Payment to the fixed account.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make transfers of money among the Subaccounts and the Fixed Account, subject to limitations described above which we reserve the right to impose, and the following conditions:

•	You may make requests for transfers in writing or by telephone. Peoples Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•	Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the dollar cost averaging program.

4.	PERFORMANCE

Performance Measures

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the money market Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio’s performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

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ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Average Annual Total Return

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Peoples Benefit may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For information regarding the calculation of other performance data, please refer to the SAI.

Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.

Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

Yield And Effective Yield

Peoples Benefit may also show yield and effective yield figures for the money market Subaccount. “Yield” refers to the income generated by an investment in the money market Subaccount over a seven-day period, which is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the money market Subaccount is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the money market Subaccount for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount’s performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

5.	EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

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Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an Annuity Payment Option. See “Excess Interest Adjustment” in Section 7 of this prospectus and the Statement of Additional Information.

Mortality and Expense Risk Fee

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Policy Value Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.40%. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.45%. For the Annual Step-Up to age 81 Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.60%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

A Closer Look At

The Mortality and Expense Risk Fee

Peoples Benefit assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

Peoples Benefit assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency Cash annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date, according to the following schedule:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0-1	4%
1-2	3%
2-3	2%
3-4	1%
4 or more	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

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Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the Annuity Commencement Date and not from the Premium Payment date;

•	this charge is a percentage of the Adjusted Policy Value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the “Fee Table” section of this prospectus and in each Fund’s prospectus and Statement of Additional Information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•	Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the Policies, receive some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Peoples Benefit and AFSG

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust(2)	0.00%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Credit Suisse Trust	0.20%
Dreyfus Investment Portfolios	0.25%
The Dreyfus Socially Responsible Growth Fund	0.30%
Dreyfus Variable Investment Fund	0.30%
Federated Insurance Series	0.50%
Fidelity Variable Insurance Products Fund	0.25%
Gartmore Variable Investment Trust	0.25%
Seligman Portfolios, Inc.	0.25%
Columbia Funds Variable Insurance Trust	0.35%
Wanger Advisors Trust	0.35%
Wells Fargo Variable Trust	0.25%

(1)	Payments are based on a percentage of the average assets of each underlying portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the Policies.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase:

•	by making a full or partial withdrawal;

•	by electing an Annuity Payment Option;

•	by your beneficiary in the form of a Death Benefit; and

•	by taking systematic payouts.

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On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable Premium Taxes, service charges and any rider fees.

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Peoples Benefit have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option in excess of your cumulative earnings are subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to your cumulative earnings each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free percentage.”

There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free percentage available;

•	nursing care and terminal condition withdrawals

•	unemployment withdrawals;

•	withdrawals to satisfy the minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed 10% of total Premium Payments divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would

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not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Commencement Date. Any Annuity Commencement Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Peoples Benefit will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Peoples Benefit reserves the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under Annuity Payment Options 2 or 4, the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2 and 4. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•	Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose which maybe from 10 to 20 years. The specified period may not exceed your life expectancy. No funds will remain at the end.

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•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain–We will make level payments only during the annuitant’s lifetime.

•	Period Certain—We will make level payments for the longer of the annuitant’s lifetime with a period you chose which maybe from 10 to 20 years.

•	Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency CashSM (fixed only)

Payments will be made during the lifetime of the annuitant. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule) You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency CashSM benefit will continue before age 101 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•	Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. The duration of the payments may not exceed the annuitant’s life expectancy. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency CashSM (fixed only)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency CashSM benefit will continue before age 101 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For

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Qualified Policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

Other Annuity Payment Options may be arranged by agreement with Peoples Benefit. The default option will be Option 2. Certain Annuity Payment Options may not be available in all states.

If your Policy is a Qualified Policy, payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Peoples Benefit informed of their current address.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

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A Few Things to Keep in Mind Regarding Annuity Payments

•	If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Payment Option 2—Life Income (with 10 years of payments guaranteed). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•	Peoples Benefit reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

•	From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Peoples Benefit’s consent.

•	At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•	If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

•	You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•	If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Peoples Benefit informed of the Payee’s most current address of record.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the Accumulation Phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or a lump sum payment.

When We Pay A Death Benefit

We will pay a death benefit to the beneficiary IF:

•	you (owner) are both the annuitant and sole owner of the Policy; and

•	you die before the Annuity Commencement Date.

We will pay a death benefit to you (owner) IF:

•	you (owner) are not the annuitant; and

•	the annuitant dies before the Annuity Commencement Date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you (owner) are not the annuitant; and

•	you die prior to the Annuity Commencement Date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the Policy within five years of your death for the Adjusted Policy Value minus any applicable rider fees.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the annuity payment option selected.

IF:

•	you (owner) are not the annuitant; and

•	you die on or after the Annuity Commencement Date; and

•	the entire interest in the Policy has not been paid to you;

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THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	you (owner) are receiving annuity payments under the Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If any owner dies during the Accumulation Phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The death benefit will be the greater of:

•	Policy Value on the date we receive the required information; or

•	Cash Value on the date we receive the required information (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Guaranteed Minimum Death Benefit Options

On the Policy customer order form, you generally may choose one of the Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

•	available if the Policy Owner or Annuitant is age 0 to 85 on the Policy Date.

The Return of Premium Death Benefit is not available if the Policy Owner or Annuitant is 85 or older on the Policy Date. There is an extra charge for this death benefit of 0.05% annually for a total mortality and expense risk fee of 0.45%.

B.	Annual Step-Up To Age 81 Death Benefit

The Annual Step-Up Death Benefit is:

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the Policy Date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 0.60%.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

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9.	TAXES

Introduction

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

Taxation Of Annuities In General

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS and DIVERSIFICATION STANDARDS.)

A CLOSER LOOK AT

Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

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Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Policy (note, however, that other penalties may apply); (vi) under an immediate annuity policy (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you.

Annuity Policies Owned By Non-Natural Persons

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy

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(generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

Multiple-Policies Rule

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code.)

Transfers Of Annuity Policies

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

Assignments Of Annuity Policies

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax advisor about the potential tax effects of such a transaction.

Diversification Standards

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

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Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases By Residents Of Puerto Rico

The Internal Revenue Service recently announced that income received by resident of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Qualified Individual Retirement Annuities

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax advisor.

403(b) Policies

Peoples Benefit will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the Accumulation Phase) to receive regular payments from your Policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	up to 10% of your Premium Payments (reduced by prior withdrawals in that Policy Year); or

(2)	is any gains in the Policy.

Any payment from a Guaranteed Period Option in excess of the cumulative interest credited at the time of the payment may be subject to an Excess Interest Adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time, however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

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Other Terms and Conditions. The Initial Payment Guarantee uses a 5.0% AIR to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals 5.0%. The payments will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	Confined in a hospital or nursing facility for 30 days in a row; or

•	Diagnosed with a terminal condition (usually a life expectancy of 12 months or less) and the confinement begins or diagnosis is made on or after the Policy Date.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed; and

•	employed full time on the Policy Date; and

•	unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but Policy Owners who elected the GMIB prior to May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner’s records prior to processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the

32

Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other transfer is requested.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from the Dollar Cost Averaging Fixed Account Option or the money market Subaccount.

A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional Premium Payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market Subaccount; and

•	any amount in a variable source will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

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11.	OTHER INFORMATION

Peoples Benefit Life Insurance Company (“Peoples Benefit,” “We,” “Us,” “Our”)

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies, and is licensed in all states, the District of Columbia, and Puerto Rico.

Peoples Benefit is a wholly owned-indirect subsidiary of Transamerica Corporation, which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-744-3030.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Policy are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit’s general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds. Additional Subaccounts may be established at Peoples Benefit’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner (“You,” “Your”)

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, AFSG, for the distribution and sale of the Policies.

Compensation to Investment Advisers and Broker-Dealers Selling the Policies. The Policies are offered to investors through investment advisers

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(“advisers”) that are licensed as investment advisers under the federal securities laws and that charge an investor an investment advisory fee to manage the investor’s assets. The Policies are also offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the Policies. We do not pay commissions to the advisers or the selling firms.

A limited number of representatives of InterSecurities, Inc. (“ISI”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support to the advisers and selling firms. To the extent permitted by applicable rules, we and/or ISI or another affiliates may provide promotional incentives in the form of cash or non-cash compensation or reimbursement to some, but not all, advisory and selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may share the costs of client appreciation events with advisory or selling firms, reimburse such firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by applicable law, we and/or our affiliates may provide certain advisors and selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale the Policies. These special compensation arrangements are not offered to all advisory and selling firms and the terms of such arrangements may differ between firms.

Special Compensation Paid to Affiliated Firms. Our parent company provides paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of ISI are underwritten by our affiliates. Wholesaling representatives and their managers at ISI who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

Any additional payments described above are not charged directly to Policy owners or the separate account. We intend to recoup our sales expenses through fees and charges deducted under the Policy and other corporate revenue.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy can be canceled and treated as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy. You bear the risk of any decline in Policy Value during the Right to Cancel Period.

Reinstatements

Peoples Benefit occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, Peoples Benefit will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Peoples Benefit). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax advisor concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

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Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, Deletions, or Substitutions of Investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit’s judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner’s interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Policy Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor’s Edge® Policy Owners (as well as the Independent Registered Public Accounting Firms’ Reports on them) are contained in the Statement of Additional Information.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as independent registered public accounting firms for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by Advisor’s Edge® Policy Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Peoples Benefit, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Peoples Benefit believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Peoples Benefit.

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TABLE OF CONTENTS FOR THE ADVISOR’S EDGE® VARIABLE ANNUITY STATEMENT OF ADDITIONAL INFORMATION

GLOSSARY OF TERMS

THE POLICY—GENERAL PROVISIONS

PERFORMANCE INFORMATION

PERFORMANCE COMPARISONS

SAFEKEEPING OF ACCOUNT ASSETS

CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

PEOPLES BENEFIT LIFE INSURANCE COMPANY

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

TAXATION OF PEOPLES BENEFIT

STATE REGULATION OF PEOPLES BENEFIT

RECORDS AND REPORTS

DISTRIBUTION OF THE POLICIES

LEGAL MATTERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

OTHER INFORMATION

FINANCIAL STATEMENTS

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

	Year	0.55%			0.60%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
American Century International - Initial Class(16)	2005	$1.122870	$1.260418	129,069.005	$1.125943	$1.263237	652,110.708
	2004	$1.000	$1.122870	36,078.514	$0.990624	$1.125943	488,193.938
	2003	N/A	N/A	N/A	$0.795	$0.990624	323,170.471
	2002	N/A	N/A	N/A	$1.000	$0.795	121,922
Asset Allocation - Conservative Portfolio - Initial Class(16)	2005	$1.078659	$1.260418	129,069.005	$1.201594	$1.263237	652,110.708
	2004	$1.000	$1.078659	4,104.603	$1.101791	$1.201594	313,270.422
	2003	N/A	N/A	N/A	$0.902	$1.101791	237,702.677
	2002	N/A	N/A	N/A	$1.000	$0.902	20,998
Asset Allocation - Growth Portfolio - Initial Class(16)	2005	$1.118828	$1.248926	119,059.197	$1.194875	$1.333147	576,930.522
	2004	$1.000	$1.118828	114,238.364	$1.052733	$1.194875	489,072.766
	2003	N/A	N/A	N/A	$0.810	$1.052733	411,028.790
	2002	N/A	N/A	N/A	$1.000	$0.810	66,502
Asset Allocation - Moderate Portfolio - Initial Class(16)	2005	$1.092010	$1.166896	66,486.533	$1.200004	$1.281661	311,017.523
	2004	$1.000	$1.092010	0.000	$1.083738	$1.200004	274,797.304
	2003	N/A	N/A	N/A	$0.873	$1.083738	111,467.237
	2002	N/A	N/A	N/A	$1.000	$0.873	20,619
Asset Allocation Moderate Growth Portfolio - Initial Class(16)	2005	$1.112818	$1.216429	581,103.580	$1.204683	$1.316193	341,836.416
	2004	$1.000	$1.112818	0.000	$1.067366	$1.204683	262,148.789
	2003	N/A	N/A	N/A	$0.844	$1.067366	183,807.344
	2002	N/A	N/A	N/A	$1.000	$0.844	43,966
Capital Guardian Global - Initial Class(18)	2005	$1.096300	$1.201278	192,187.553	$1.095938	$1.200294	163,572.526
	2004	$1.000	$1.096300	146,491.514	$1.000	$1.095938	52,010.872
Capital Guardian Value - Initial Class(18)	2005	$1.141348	$1.222622	346,866.951	$1.140977	$1.221635	436,805.608
	2004	$1.000	$1.141348	284832.704	$1.000	$1.140977	236,562.925
Clarion Global Real Estate Securities - Initial Class(14)a	2005	$1.362646	$1.537803	154,572.954	$1.900589	$2.143834	675,836.713
	2004	$1.000	$1.362646	161,625.168	$1.439114	$1.900589	727,653.238
	2003	N/A	N/A	N/A	$1.067	$1.439114	733,552.025
	2002	N/A	N/A	N/A	$1.036	$1.067	722,298
	2001	N/A	N/A	N/A	$1.000	$1.036	187,187
Great Companies - AmericaSM - Initial Class(17)	2005	$1.013518	$1.047099	6,785.802	$1.204975	$1.244278	252,601.559
	2004	$1.000	$1.013518	0.000	$1.191720	$1.204975	335,034.627
	2003	N/A	N/A	N/A	$0.962	$1.191720	39,650.671
	2002	N/A	N/A	N/A	$1.000	$0.962	23,954
Great Companies - TechnologySM - Initial Class(17)	2005	$1.079402	$1.095638	0.000	$1.488122	$1.509765	21,067.345
	2004	$1.000	$1.079402	0.000	$1.385401	$1.488122	20,901.016
	2003	N/A	N/A	N/A	$0.923	$1.385401	16,459.453
	2002	N/A	N/A	N/A	$1.000	$0.923	100
J.P. Morgan Enhanced Index - Initial Class(13)	2005	$1.097549	$1.129319	69,603.889	$1.000939	$1.029409	1,748,694.477
	2004	$1.000	$1.097549	40,111.820	$0.907020	$1.000939	1,470,499.107
	2003	N/A	N/A	N/A	$0.708	$0.907020	1,289,513.133
	2002	N/A	N/A	N/A	$0.944	$0.708	826,647
	2001	N/A	N/A	N/A	$1.000	$0.944	427,925
Janus Growth - Initial Class(14)	2005	$1.120673	$1.225412	178,842.161	$0.922175	$1.007861	1,272,010.313
	2004	$1.000	$1.120673	81,849.572	$0.803014	$0.922175	967,787.967
	2003	N/A	N/A	N/A	$0.612	$0.803014	935,242.122
	2002	N/A	N/A	N/A	$0.879	$0.612	810,504
	2001	N/A	N/A	N/A	$1.000	$0.879	448,175
PIMCO Total Return – Initial Class(16)	2005	$1.040208	$1.058625	1,721,066.694	$1.145696	$1.165404	5,511,284.618
	2004	$1.000	$1.040208	561,646.080	$1.103003	$1.145696	3,858,224.303
	2003	N/A	N/A	N/A	$1.058	$1.103003	2,808,699.748
	2002	N/A	N/A	N/A	$1.000	$1.058	1,477,661
Salomon All Cap - Initial Class(15)	2005	$1.071846	$1.109463	0.000	$1.063273	$1.100038	190,998.034
	2004	$1.000	$1.071846	0.000	$0.980088	$1.063273	198,657.186
	2003	N/A	N/A	N/A	$0.730	$0.980088	172,997.132
	2002	N/A	N/A	N/A	$0.975	$0.730	78,818
	2001	N/A	N/A	N/A	$1.000	$0.975	56,035

38

	Year	0.55%			0.60%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Templeton Great Companies Global - Initial Class(14)	2005	$1.091382	$1.166496	33,111.745	$1.288575	$1.376581	107,540.051
	2004	$1.000	$1.091382	0.000	$1.184293	$1.288575	104,434.102
	2003	N/A	N/A	N/A	$0.940	$1.184293	38,370.186
	2002	N/A	N/A	N/A	$1.000	$0.940	100
Transamerica Equity - Initial Class(15)	2005	$1.118505	$1.296355	729,190.869	$1.112931	$1.289246	2,216,477.993
	2004	$1.000	$1.118505	210,858.102	$0.966804	$1.112931	1,691,423.840
	2003	N/A	N/A	N/A	$0.741	$0.966804	1,064,371.534
	2002	N/A	N/A	N/A	$0.959	$0.741	200,435
	2001	N/A	N/A	N/A	$1.000	$0.959	54,216
Transamerica Growth Opportunities - Initial Class(15)	2005	$1.072453	$1.239692	16,959.235	$1.472085	$1.700812	450,809.454
	2004	$1.000	$1.072453	4,043.313	$1.269802	$1.472085	343,598.168
	2003	N/A	N/A	N/A	$0.974	$1.269802	165,504.716
	2002	N/A	N/A	N/A	$1.143	$0.974	184,834
	2001	N/A	N/A	N/A	$1.000	$1.143	1,000
Transamerica Small/Mid Cap Value - Initial Class(13)	2005	N/A	N/A	N/A	$1.358181	$1.533199	145,973.421
	2004	N/A	N/A	N/A	$1.174384	$1.358181	168,398.455
	2003	N/A	N/A	N/A	$0.619	$1.174384	227,529.638
	2002	N/A	N/A	N/A	$1.029	$0.619	290,558
	2001	N/A	N/A	N/A	$1.000	$1.029	233,982
Transamerica Value Balanced - Initial Class(16)	2005	$1.090382	$1.155920	64,044.912	$1.163516	$1.232834	566,947.057
	2004	$1.000	$1.090382	0.000	$1.064466	$1.163516	533,575.216
	2003	N/A	N/A	N/A	$0.891	$1.064466	140,134.754
	2002	N/A	N/A	N/A	$1.000	$0.891	45,816
Van Kampen Active International Allocation - Initial Class(13)	2005	$1.148143	$1.299360	127,803.009	$1.159115	$1.311116	745,724.485
	2004	$1.000	$1.148143	8,830.040	$1.004892	$1.159115	790,973.401
	2003	N/A	N/A	N/A	$0.761	$1.004892	697,640.710
	2002	N/A	N/A	N/A	$0.922	$0.761	837,581
	2001	N/A	N/A	N/A	$1.000	$0.922	395,120
Van Kampen Mid-Cap Growth - Initial Class(15)(b)	2005	$1.077895	$1.152927	25,335.923	$0.788542	$0.843017	155,540.780
	2004	$1.000	$1.077895	2,180.440	$0.740403	$0.788542	351,969.314
	2003	N/A	N/A	N/A	$0.581	$0.740403	335,094.522
	2002	N/A	N/A	N/A	$0.873	$0.581	167,372
	2001	N/A	N/A	N/A	$1.000	$0.873	28,739
AllianceBernstein Global Technology Portfolio - Class B(15)	2005	$1.105608	$1.139690	0.000	$0.793346	$0.817392	31,675.168
	2004	$1.000	$1.105608	0.000	$0.759480	$0.793346	80,852.102
	2003	N/A	N/A	N/A	$0.531	$0.759480	164,566.234
	2002	N/A	N/A	N/A	$0.919	$0.531	32,675
	2001	N/A	N/A	N/A	$1.000	$0.919	1,000
AllianceBernstein Growth Portfolio - Class B(15)	2005	$1.084054	$1.203577	2,517.732	$0.997825	$1.107301	324,065.707
	2004	$1.000	$1.084054	0.000	$0.876476	$0.997825	377,872.418
	2003	N/A	N/A	N/A	$0.655	$0.876476	292,951.615
	2002	N/A	N/A	N/A	$0.918	$0.655	95,318
	2001	N/A	N/A	N/A	$1.000	$0.918	20,943
AllianceBernstein Large Cap Growth Portfolio - Class B(15)	2005	$1.091803	$1.247020	0.000	$0.850602	$0.971038	158,414.895
	2004	$1.000	$1.091803	65,072.971	$0.789806	$0.850602	18,256.315
	2003	N/A	N/A	N/A	$0.644	$0.789806	57,870.598
	2002	N/A	N/A	N/A	$0.937	$0.644	118,509
	2001	N/A	N/A	N/A	$1.000	$0.937	41,541
Columbia Small Company Growth Fund, Variable Series - Class A(12)(c)	2005	$1.076070	$1.099205	193,994.486	$1.152953	$1.177162	1,011,972.692
	2004	$1.000000	$1.076070	7,878.795	$1.040451	$1.152953	853,497.860
	2003	N/A	N/A	N/A	$0.726000	$1.040451	645,130.767
	2002	N/A	N/A	N/A	$0.965000	$0.726000	481,351.000
	2001	N/A	N/A	N/A	$1.000000	$0.965000	19,321.000
Credit Suisse - International Focus Portfolio(12)	2005	$1.145856	$1.338342	83,259.549	$1.123422	$1.311478	859,178.572
	2004	$1.000	$1.145856	0.000	$0.759480	$1.123422	624,363.427
	2003	N/A	N/A	N/A	$0.745	$0.759480	439,891.647
	2002	N/A	N/A	N/A	$0.937	$0.745	300,531
	2001	N/A	N/A	N/A	$1.000	$0.937	4,922

39

	Year	0.55%			0.60%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Credit Suisse - Small Cap Growth Portfolio(12)	2005	$1.068290	$1.033993	166,867.105	$1.112038	$1.075796	751,126.357
	2004	$1.000	$1.068290	8,224.089	$1.009053	$1.112038	701,797.630
	2003	N/A	N/A	N/A	$0.683	$1.009053	675,552.056
	2002	N/A	N/A	N/A	$1.037	$0.683	493,136
	2001	N/A	N/A	N/A	$1.000	$1.037	150,851
VA Global Bond(2)	2005	$1.026981	$1.038489	10,115,002.707	$1.174465	$1.187062	21,066,500.669
	2004	$1.000	$1.026981	1,609,345.206	$1.149659	$1.174465	15,922,163.147
	2003	N/A	N/A	N/A	$1.125	$1.149659	9,384,152.959
	2002	N/A	N/A	N/A	$1.029	$1.125	5,193,758
	2001	N/A	N/A	N/A	$1.000	$1.029	1,312,326
VA International Small(9)	2005	$1.184747	$1.435123	3,701,880.900	$1.805267	$2.185709	9,183,697.611
	2004	$1.000	$1.184747	1,079,399.615	$1.408442	$1.805267	8,468,912.058
	2003	N/A	N/A	N/A	$0.899	$1.408442	5,030,462.442
	2002	N/A	N/A	N/A	$0.875	$0.899	3,423,422
	2001	N/A	N/A	N/A	$1.000	$0.875	823,686
VA International Value(8)	2005	$1.204565	$1.394929	4,527,535.821	$1.547241	$1.790869	15,011,306.402
	2004	$1.000	$1.204565	1,098,010.563	$1.228331	$1.547241	13,113,305.351
	2003	N/A	N/A	N/A	$0.823	$1.228331	9,099,983.262
	2002	N/A	N/A	N/A	$0.906	$0.823	6,090,296
	2001	N/A	N/A	N/A	$1.000	$0.906	1,319,039
VA Large Value(2)	2005	$1.142164	$1.245911	7,959,434.213	$1.162208	$1.267152	28,072,051.518
	2004	$1.000	$1.142164	1,623,268.250	$0.995999	$1.162208	23,621,839.297
	2003	N/A	N/A	N/A	$0.745	$0.995999	15,889,251.813
	2002	N/A	N/A	N/A	$0.941	$0.745	9,760,461
	2001	N/A	N/A	N/A	$1.000	$0.941	2,209,620
VA Short-Term Fixed(10)	2005	$1.002169	$1.018433	4,844,887.820	$1.067822	$1.084541	19,389,443.774
	2004	$1.000	$1.002169	1,690,345.121	$1.065931	$1.067822	15,560,121.201
	2003	N/A	N/A	N/A	$1.058	$1.065931	10,159,183.732
	2002	N/A	N/A	N/A	$1.026	$1.058	5,860,311
	2001	N/A	N/A	N/A	$1.000	$1.026	1,689,342
VA Small Value(9)	2005	$1.181284	$1.244835	6,557,739.077	$1.877030	$1.977030	15,558,939.518
	2004	$1.000	$1.181284	1,481,443.695	$1.533537	$1.877030	12,784,226.454
	2003	N/A	N/A	N/A	$0.928	$1.533537	9,157,566.110
	2002	N/A	N/A	N/A	$1.046	$0.928	7,112,893
	2001	N/A	N/A	N/A	$1.000	$1.046	1,283,377
Dreyfus IP – Core Bond - Service Class(15)	2005	$1.053576	$1.069984	82,174.098	$1.185342	$1.203199	216,637.887
	2004	$1.000	$1.053576	660.344	$1.142595	$1.185342	258,913.921
	2003	N/A	N/A	N/A	$1.073	$1.142595	363,083.606
	2002	N/A	N/A	N/A	$1.011	$1.073	242,215
	2001	N/A	N/A	N/A	$1.000	$1.011	131,467
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class(15)	2005	$1.053324	$1.082694	137,941.974	$0.841950	$0.865002	350,911.590
	2004	$1.000	$1.053324	0.000	$0.799523	$0.841950	382,814.029
	2003	N/A	N/A	N/A	$0.640	$0.799523	169,891.975
	2002	N/A	N/A	N/A	$0.908	$0.640	22,113
	2001	N/A	N/A	N/A	$1.000	$0.908	1,000
Dreyfus - VIF Appreciation - Service Class(15)	2005	$1.025329	$1.061729	8,736.937	$0.991372	$1.026056	322,903.049
	2004	$1.000	$1.025329	2,157.417	$0.951686	$0.991372	434,587.218
	2003	N/A	N/A	N/A	$0.792	$0.951686	666,054.068
	2002	N/A	N/A	N/A	$0.959	$0.792	379,826
	2001	N/A	N/A	N/A	$1.000	$0.959	98,828
Federated American Leaders Fund II(3)	2005	$1.093156	$1.141798	316,898.210	$1.048705	$1.094828	1,469,363.305
	2004	$1.000	$1.093156	221,091.824	$0.961029	$1.048705	1,538,677.907
	2003	N/A	N/A	N/A	$0.757	$0.961029	1,588,538.018
	2002	N/A	N/A	N/A	$0.955	$0.757	1,516,138
	2001	N/A	N/A	N/A	$1.000	$0.955	726,101
Federated Capital Income Fund II(5)	2005	$1.099232	$1.161939	23,809.132	$0.903168	$0.954206	85,042.887
	2004	$1.000	$1.099232	15,878.293	$0.826580	$0.903168	29,405.922
	2003	N/A	N/A	N/A	$0.689	$0.826580	88,578.104
	2002	N/A	N/A	N/A	$0.912	$0.689	64,907
	2001	N/A	N/A	N/A	$1.000	$0.912	80,523

40

	Year	0.55%			0.60%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Federated Fund for U.S. Government Securities II(4)	2005	$1.032882	$1.048066	505,328.404	$1.173397	$1.190079	2,423,994.740
	2004	$1.000	$1.032882	9,986.555	$1.139328	$1.173397	1,851,148.927
	2003	N/A	N/A	N/A	$1.120	$1.139328	1,734,568.805
	2002	N/A	N/A	N/A	$1.033	$1.120	1,896,903
	2001	N/A	N/A	N/A	$1.000	$1.033	732,600
Federated High Income Bond Fund II(6)	2005	$1.079295	$1.101934	1,108,773.511	$1.333153	$1.360432	2,735,412.842
	2004	$1.000	$1.079295	236,889.337	$1.214176	$1.333153	3,690,140.363
	2003	N/A	N/A	N/A	$0.999	$1.214176	3,794,609.112
	2002	N/A	N/A	N/A	$0.992	$0.999	1,585,753
	2001	N/A	N/A	N/A	$1.000	$0.992	279,514
Federated Prime Money Fund II(1)	2005	$1.002774	$1.024237	1,587,529.153	$1.022638	$1.044001	4,639,408.822
	2004	$1.000	$1.002774	597,816.500	$1.020480	$1.022638	3,867,753.698
	2003	N/A	N/A	N/A	$1.020	$1.020480	3,892,259.552
	2002	N/A	N/A	N/A	$1.012	$1.020	8,205,653
	2001	N/A	N/A	N/A	$1.000	$1.012	4,627,192
Gartmore GVIT Developing Markets Fund(11)	2005	$1.179473	$1.542746	490,060.775	$1.648088	$2.154623	1,066,742.833
	2004	$1.000	$1.179473	277,782.740	$1.384188	$1.648088	783,476.002
	2003	N/A	N/A	N/A	$0.872	$1.384188	534,117.748
	2002	N/A	N/A	N/A	$0.971	$0.872	421,990
	2001	N/A	N/A	N/A	$1.000	$0.971	49,029
Seligman Capital - Class 2 Shares(15)	2005	$1.045499	$1.166665	0.000	$0.925493	$1.032250	79,132.589
	2004	$1.000	$1.045499	0.000	$0.859676	$0.925493	71,488.351
	2003	N/A	N/A	N/A	$0.637	$0.859676	51,422.118
	2002	N/A	N/A	N/A	$0.959	$0.637	43,840
	2001	N/A	N/A	N/A	$1.000	$0.959	19,800
Seligman Communications and Information - Class 2 Shares(15)	2005	$1.096953	$1.173049	24,170.557	$0.991361	$1.059610	50,303.562
	2004	$1.000	$1.096953	10,805.935	$0.899621	$0.991361	85,712.103
	2003	N/A	N/A	N/A	$0.628	$0.899621	69,644.954
	2002	N/A	N/A	N/A	$0.991	$0.628	24,926
	2001	N/A	N/A	N/A	$1.000	$0.991	26,548
Seligman Global Technology - Class 2 Shares(15)	2005	$1.062001	$1.140132	18,917.450	$0.859954	$0.922763	51,527.536
	2004	$1.000	$1.062001	4,854.719	$0.833190	$0.859954	82,141.928
	2003	N/A	N/A	N/A	$0.616	$0.833190	55,582.035
	2002	N/A	N/A	N/A	$0.909	$0.616	20,939
	2001	N/A	N/A	N/A	$1.000	$0.909	12,997
Vanguard – Short-Term Investment-Grade(16)	2005	$1.012584	$1.029715	2,464,231.921	$1.092107	$1.110001	8,038,430.648
	2004	$1.000	$1.012584	363,467.388	$1.076457	$1.092107	5,604,990.353
	2003	N/A	N/A	N/A	$1.046	$1.076457	3,653,958.373
	2002	N/A	N/A	N/A	$1.000	$1.046	1,239,776
Vanguard - Total Bond Market Index(16)	2005	$1.038902	$1.058026	1,813,910.816	$1.137478	$1.157846	5,230,831.039
	2004	$1.000	$1.038902	969,309.680	$1.098159	$1.137478	3,432,334.135
	2003	N/A	N/A	N/A	$1.062	$1.098159	2,032,328.432
	2002	N/A	N/A	N/A	$1.000	$1.062	753,412
Vanguard - Equity Index(16)	2005	$1.092958	$1.139110	3,858,975.816	$1.148713	$1.196627	13,879,232.891
	2004	$1.000	$1.092958	1,052,682.307	$1.042940	$1.148713	13,328,664.848
	2003	N/A	N/A	N/A	$0.817	$1.042940	8,121,760.396
	2002	N/A	N/A	N/A	$1.000	$0.817	3,734,097
Vanguard - Mid-Cap Index(16)	2005	$1.183281	$1.341289	1,013,469.352	$1.270854	$1.439836	2,953,824.921
	2004	$1.000	$1.183281	380,084.611	$1.062613	$1.270854	1,919,259.914
	2003	N/A	N/A	N/A	$0.797	$1.062613	1,166,225.739
	2002	N/A	N/A	N/A	$1.000	$0.797	409,519
Vanguard – REIT Index(16)	2005	$1.341632	$1.492233	1,010,789.382	$1.644141	$1.827797	4,672,816.793
	2004	$1.000	$1.341632	578,009.324	$1.267349	$1.644141	4,242,532.165
	2003	N/A	N/A	N/A	$0.941	$1.267349	3,222,018.073
	2002	N/A	N/A	N/A	$1.000	$0.941	1,619,996
Fidelity - VIP Mid Cap Portfolio - Initial Class(18)	2005	$1.223374	$1.439409	65,050.705	$1.222968	$1.438221	501,964.739
	2004	$1.000	$1.223374	46,012.045	$1.000	$1.222968	89,625.850
Fidelity - VIP Value Strategies Portfolio - Initial Class(18)	2005	$1.126292	$1.149967	1,921.173	$1.125929	$1.149027	164,806.654
	2004	$1.000	$1.126292	0	$1.000	$1.125929	110,156.286

41

	Year	0.55%			0.60%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Wanger International Small Cap(6)	2005	$1.219009	$1.473344	631,226.179	$1.399715	$1.690910	1,200,334.402
	2004	$1.000	$1.219009	17,144.274	$1.080928	$1.399715	944,530.961
	2003	N/A	N/A	N/A	$0.730	$1.080928	631,039.327
	2002	N/A	N/A	N/A	$0.853	$0.730	397,408
	2001	N/A	N/A	N/A	$1.000	$0.853	91,651
Wanger U.S. Smaller Companies(7)	2005	$1.159786	$1.283262	822,085.042	$1.403700	$1.552374	2,390,531.848
	2004	$1.000	$1.159786	328,296.201	$1.193356	$1.403700	1,991,761.308
	2003	N/A	N/A	N/A	$0.838	$1.193356	1,706,191.113
	2002	N/A	N/A	N/A	$1.014	$0.838	1,270,439
	2001	N/A	N/A	N/A	$1.000	$1.014	387,646
WFAVT Small/Mid Cap Value Fund(13)d	2005	$1.186971	$1.375293	23,674.028	$1.188178	$1.376012	676,733.660
	2004	$1.000	$1.186971	1,183.966	$1.023686	$1.188178	664,566.240
	2003	N/A	N/A	N/A	$0.744	$1.023686	854,092.940
	2002	N/A	N/A	N/A	$0.974	$0.744	867,367
	2001	N/A	N/A	N/A	$1.000	$0.974	167,722

42

	Year	0.65%			0.75%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
American Century International - Initial Class(16)	2005	$1.124436	$1.260924	129,637.320	$1.121460	$1.256337	41,083.201
	2004	$0.989796	$1.124436	158,465	$0.988170	$1.121460	61,552.017
	2003	$0.795	$0.989796	64,880.955	$0.795	$0.988170	573,521.694
	2002	$1.000	$0.795	19,305	$1.000	$0.795	2,481,763
Asset Allocation - Conservative Portfolio - Initial Class(16)	2005	$1.199995	$1.254054	145,682.511	$1.196796	$1.249478	318,647.301
	2004	$1.100876	$1.199995	145,683	$1.099033	$1.196796	130,336.081
	2003	$0.901	$1.100876	161,869.457	$0.901	$1.099033	0.000
	2002	$1.000	$0.901	161,969	$1.000	$0.901	100
Asset Allocation - Growth Portfolio - Initial Class(16)	2005	$1.193301	$1.330735	0.000	$1.190160	$1.325911	41,740.306
	2004	$1.051863	$1.193301	0.000	$1.050140	$1.190160	94,903.793
	2003	$0.809	$1.051863	0.000	$0.809	$1.050140	33,689.754
	2002	$1.000	$0.809	100	$1.000	$0.809	100
Asset Allocation - Moderate Portfolio - Initial Class(16)	2005	$1.198397	$1.279315	11,071.539	$1.195226	$1.274668	42,067.960
	2004	$1.082823	$1.198397	11,072	$1.081041	$1.195226	42,067.960
	2003	$0.873	$1.082823	0.000	$0.872	$1.081041	0.000
	2002	$1.000	$0.873	100	$1.000	$0.872	100
Asset Allocation Moderate Growth Portfolio - Initial Class(16)	2005	$1.23103	$1.313821	1,289,440.122	$1.199903	$1.309030	184,803.851
	2004	$1.066490	$1.23103	1,312,266	$1.064711	$1.199903	91,569.709
	2003	$0.844	$1.066490	1,026,859.772	$0.844	$1.064711	628.296
	2002	$1.000	$0.844	100	$1.000	$0.844	714
Capital Guardian Global - Initial Class(18)	2005	$1.095576	$1.199291	43,556.726	$1.094858	$1.197318	1,318.623
	2004	$1.000	$1.095576	43,756	$1.000	$1.094858	0.000
Capital Guardian Value - Initial Class(18)	2005	$1.140603	$1.220615	46,030.911	$1.139853	$1.218610	391,351.100
	2004	$1.000	$1.140603	41,913	$1.000	$1.139853	341,631.884
Clarion Global Real Estate Securities - Initial Class(14)(a)	2005	$23.426754	$26.412035	81,719.962	$1.890591	$2.129400	183,372.557
	2004	$17.747415	$23.426754	111,270	$1.433686	$1.890591	249,353.599
	2003	$13.160	$17.747415	171,570	$1.064	$1.433686	141,437.415
	2002	$12.785	$13.160	172,881	$1.035	$1.064	894,511
	2001	$11.558	$12.785	181,945	$1.000	$1.035	274,282
	2000	$8.998	$11.558	114,722	N/A	N/A	N/A
	1999	$10.000	$8.998	54,834	N/A	N/A	N/A
Great Companies - AmericaSM - Initial Class(17)	2005	$1.203486	$1.242121	73,546.529	$1.200491	$1.237815	21,580.540
	2004	$1.190834	$1.203486	74,627	$1.189064	$1.200491	24,521.352
	2003	$0.961	$1.190834	0.000	$0.961	$1.189064	0.000
	2002	$1.000	$0.961	6,467	$1.000	$0.961	100
Great Companies - TechnologySM - Initial Class(17)	2005	$1.486724	$1.507139	0.000	$1.482571	$1.501894	13,623.789
	2004	$1.384378	$1.486724	0.000	$1.382303	$1.482571	0.000
	2003	$0.923	$1.384378	0.000	$0.923	$1.382303	0.000
	2002	$1.000	$0.923	100	$1.000	$0.923	1,441
J.P. Morgan Enhanced Index - Initial Class(13)	2005	$12.559244	$12.909972	442,623.782	$0.995663	$1.022456	239,167.447
	2004	$11.386439	$12.559244	420,976	$0.903588	$0.995663	356,013.180
	2003	$8.888	$11.386439	665,507	$0.706	$0.903588	1,367,507.815
	2002	$11.863	$8.888	497,933	$0.943	$0.706	629,623
	2001	$13.566	$11.863	605,185	$1.000	$0.943	394,524
	2000	$15.328	$13.566	641,465	N/A	N/A	N/A
	1999	$13.057	$15.328	434,242	N/A	N/A	N/A
	1998	$10.002	$13.057	272,747	N/A	N/A	N/A
	1997	$10.00	$10.002	34,587	N/A	N/A	N/A
Janus Growth - Initial Class(14)	2005	$7.210383	$7.876465	363,169.826	$0.917317	$1.001070	415,747.219
	2004	$6.281798	$7.210383	418,422	$0.799978	$0.917317	394,872.612
	2003	$4.790	$6.281798	498,906	$0.611	$0.799978	306,555.789
	2002	$6.880	$4.790	1,018,737	$0.878	$0.611	263,123
	2001	$9.645	$6.880	871,466	$1.000	$0.878	132,719
	2000	$13.662	$9.645	943,017	N/A	N/A	N/A
	1999	$10.000	$13.662	239,345	N/A	N/A	N/A
PIMCO Total Return – Initial Class(16)	2005	$1.144186	$1.163292	653,795.094	$1.141145	$1.159058	948,781.784
	2004	$1.102095	$1.144186	355,941	$1.100269	$1.141145	469,691.245
	2003	$1.057	$1.102095	465,901.044	$1.057	$1.100269	438,083.214
	2002	$1.000	$1.057	313,392	$1.000	$1.057	185,509
Salomon All Cap - Initial Class(15)	2005	$1.061410	$1.097576	5,517.439	$1.057672	$1.092643	24,618.523
	2004	$0.978856	$1.061410	12,446	$0.976384	$1.057672	24,665.248
	2003	$0.729	$0.978856	92,510.213	$0.728	$0.976384	29,344.251
	2002	$0.975	$0.729	6,517	$0.974	$0.728	174,848
	2001	$1.000	$0.975	6,517	$1.000	$0.974	1,000

43

	Year	0.65%			0.75%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Templeton Great Companies Global - Initial Class(14)	2005	$1.286979	$1.374199	309,543.800	$1.283805	$1.369443	8,614.606
	2004	$8.828406	$1.286979	346,499	$1.181650	$1.283805	5,161.672
	2003	$7.209	$8.828406	66,025.152	$0.939	$1.181650	0.000
	2002	$9.809	$7.209	115,687	$1.000	$0.939	100
	2001	$12.797	$9.809	161,472	N/A	N/A	N/A
	2000	$15.620	$12.797	260,965	N/A	N/A	N/A
	1999	$10.000	$15.620	155,589	N/A	N/A	N/A
Transamerica Equity - Initial Class(15)	2005	$1.110971	$1.286344	1,542,179.343	$1.107079	$1.280569	668,383.796
	2004	$7.406285	$1.110971	1,379,374	$0.963156	$1.107079	442,463.183
	2003	$5.522	$7.406285	308,368.183	$0.739	$0.963156	132,041.061
	2002	$8.473	$5.522	291,327	$0.958	$0.739	93,160
	2001	$10.207	$8.473	237,429	$1.000	$0.958	53,004
	2000	$14.961	$10.207	293,373	N/A	N/A	N/A
	1999	$10.000	$14.961	64,889	N/A	N/A	N/A
Transamerica Growth Opportunities - Initial Class(15)	2005	$1.469491	$1.696982	67,450.036	$1.464337	$1.689349	82,018.060
	2004	$1.268203	$1.469491	69,339	$1.265019	$1.464337	155,419.222
	2003	$0.973	$1.268203	49,123.604	$0.971	$1.265019	87,676.723
	2002	$1.143	$0.973	45,054	$1.142	$0.971	77,058
	2001	$1.000	$1.143	1,000	$1.000	$1.142	1,000
Transamerica Small/Mid Cap Value - Initial Class(13)	2005	$21.580876	$24.349604	47,453.857	$1.351056	$1.522885	25,269.206
	2004	$18.669705	$21.580876	61,703	$1.169963	$1.351056	25,270.111
	2003	$9.847	$18.669705	86,713	$0.618	$1.169963	72,001.844
	2002	$16.372	$9.847	155,233	$1.028	$0.618	125,527
	2001	$12.796	$16.372	699,984	$1.000	$1.028	3,627,352
	2000	$11.600	$12.796	274,892	N/A	N/A	N/A
	1999	$9.024	$11.600	201,964	N/A	N/A	N/A
	1998	$9.284	$9.024	317,784	N/A	N/A	N/A
	1997	$10.000	$9.284	585	N/A	N/A	N/A
Transamerica Value Balanced - Initial Class(16)	2005	$1.161965	$1.230580	794,645.441	$1.158896	$1.226111	160,242.752
	2004	$10.655504	$1.161965	976,395	$1.061814	$1.158896	172,451.380
	2003	$8.747	$10.655504	101,236	$0.890	$1.061814	28,643.812
	2002	$9.842	$8.747	94,464	$1.000	$0.890	100
	2001	$10.128	$9.842	98,753	N/A	N/A	N/A
	2000	$10.592	$10.128	105,157	N/A	N/A	N/A
	1999	$10.000	$10.592	14,628	N/A	N/A	N/A
Van Kampen Active International Allocation - Initial Class(13)	2005	$10.814525	$12.226714	180,498.351	$1.153030	$1.302305	80,040.571
	2004	$9.380292	$10.814525	202,778	$1.001104	$1.153030	149,064.803
	2003	$7.109	$9.380292	245,313	$0.759	$1.001104	159,465.145
	2002	$8.618	$7.109	460,527	$0.922	$0.759	491,308
	2001	$11.258	$8.618	607,891	$1.000	$0.922	397,745
	2000	$13.862	$11.258	483,666	N/A	N/A	N/A
	1999	$10.541	$13.862	366,344	N/A	N/A	N/A
	1998	$9.191	$10.541	145,782	N/A	N/A	N/A
	1997	$10.000	$9.191	24,827	N/A	N/A	N/A
Van Kampen Mid-Cap Growth - Initial Class(15)(b)	2005	$0.787151	$0.841117	28,658.394	$0.784383	$0.837324	78,862.301
	2004	$0.739462	$0.787151	28,255	$0.737599	$0.784383	63,389.867
	2003	$0.581	$0.739462	26,700.574	$0.580	$0.737599	72,917.580
	2002	$0.873	$0.581	41,547	$0.873	$0.580	114,090
	2001	$1.000	$0.873	25,642	$1.000	$0.873	24,085
AllianceBernstein Global Technology Portfolio - Class B(15)	2005	$0.791931	$0.815530	14,129.674	$0.789151	$0.811860	4,667.547
	2004	$0.758513	$0.791931	14,130	$0.756591	$0.789151	4,469.141
	2003	$0.531	$0.758513	14,129.674	$0.530	$0.756591	494,672.402
	2002	$0.918	$0.531	15,130	$0.918	$0.530	9,211
	2001	$1.000	$0.918	1,000	$1.000	$0.918	1,000
AllianceBernstein Growth Portfolio - Class B(15)	2005	$0.996080	$1.104812	32,268.688	$0.992572	$1.099834	116,864.962
	2004	$0.875372	$0.996080	39,938	$0.873163	$0.992572	148,989.076
	2003	$0.654	$0.875372	0.000	$0.653	$0.873163	108,827.248
	2002	$0.918	$0.654	1,000	$0.917	$0.653	109,977
	2001	$1.000	$0.918	1,000	$1.000	$0.917	1,000
AllianceBernstein Large Cap Growth Portfolio - Class B(15)	2005	$0.849087	$0.968833	27,404.530	$0.846104	$0.964473	59,279.966
	2004	$0.788790	$0.849087	19,619	$0.786798	$0.846104	0.000
	2003	$0.644	$0.788790	11,464	$0.643	$0.786798	16,521.337
	2002	$0.937	$0.644	55,749	$0.936	$0.643	20,538
	2001	$1.000	$0.937	18,708	$1.000	$0.936	14,559

44

		0.65%			0.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Columbia Small Company Growth Fund, Variable Series - Class A(12)(c)	2005	$14.020673	$14.307909	55,465.068	$1.146916	$1.169252	123,603.591
	2004	$12.658764	$14.020673	47,446	$1.036545	$1.146916	48,757.382
	2003	$8.840000	$12.658764	57,066	$0.725	$1.036545	55,416.233
	2002	$11.752000	$8.840000	48,960	$0.964	$0.725	70,407
	2001	$13.147000	$11.752000	60,992	$1.000	$0.964	21,506
	2000	$13.988000	$13.147000	49,289	N/A	N/A	N/A
	1999	$9.507000	$13.988000	12,554	N/A	N/A	N/A
	1998	$11.571000	$9.507000	11,989	N/A	N/A	N/A
	1997	$10.000000	$11.571000	7,407	N/A	N/A	N/A
Credit Suisse - International Focus Portfolio(12)	2005	$10.447810	$12.190772	115,493.190	$1.117506	$1.302639	321,882.953
	2004	$9.164808	$10.447810	142,344	$0.981253	$1.117506	203,564.052
	2003	$6.931000	$9.164808	167,578	$0.743	$0.981253	87,044.177
	2002	$8.727000	$6.931000	178,990	$0.936	$0.743	31,894
	2001	$11.279000	$8.727000	93,231	$1.000	$0.936	28,079
	2000	$15.319000	$11.279000	140,388	N/A	N/A	N/A
	1999	$10.049000	$15.319000	141,359	N/A	N/A	N/A
	1998	$9.601000	$10.049000	230,381	N/A	N/A	N/A
	1997	$10.000000	$9.601000	106,212	N/A	N/A	N/A
Credit Suisse - Small Cap Growth Portfolio(12)	2005	$15.542412	$15.028516	72,471.464	$1.106177	$1.068542	159,638.296
	2004	$14.110015	$15.542412	92,015	$1.005225	$1.106177	122,929.068
	2003	$9.560000	$14.110015	110,338	$0.682	$1.005225	100,732.229
	2002	$14.512000	$9.560000	131,281	$1.036	$0.682	700,135
	2001	$17.391000	$14.512000	206,863	$1.000	$1.036	36,710
	2000	$21.375000	$17.391000	558,195	N/A	N/A	N/A
	1999	$12.724000	$21.375000	275,865	N/A	N/A	N/A
	1998	$13.183000	$12.724000	89,528	N/A	N/A	N/A
	1997	$10.000000	$13.183000	48,791	N/A	N/A	N/A
VA Global Bond(2)	2005	$18.450519	$18.638944	720,214.342	$1.168298	$1.179060	2,474,387.359
	2004	$18.069956	$18.450519	753,666	$1.145334	$1.168298	1,019,243.257
	2003	$17.693000	$18.069956	809,316	$1.123	$1.145334	1,057,068.273
	2002	$16.196000	$17.693000	763,636	$1.029	$1.123	825,655
	2001	$15.386000	$16.196000	818,120	$1.000	$1.029	484,612
	2000	$14.565000	$15.386000	683,605	N/A	N/A	N/A
	1999	$14.091000	$14.565000	518,872	N/A	N/A	N/A
	1998	$13.103000	$14.091000	368,039	N/A	N/A	N/A
	1997	$12.235000	$13.103000	346,747	N/A	N/A	N/A
	1996	$11.300000	$12.235000	317,470	N/A	N/A	N/A
VA International Small(9)	2005	$16.519544	$19.990937	555,959.410	$1.795784	$2.170995	1,410,591.034
	2004	$12.894695	$16.519544	730,401	$1.403131	$1.795784	526,805.875
	2003	$8.235000	$12.894695	767,292	$0.897	$1.403131	397,317.897
	2002	$8.019000	$8.235000	884,737	$0.874	$0.897	298,749
	2001	$9.078000	$8.019000	890,072	$1.000	$0.874	111,015
	2000	$9.484000	$9.078000	790,399	N/A	N/A	N/A
	1999	$8.054000	$9.484000	784,305	N/A	N/A	N/A
	1998	$7.708000	$8.054000	825,132	N/A	N/A	N/A
	1997	$10.106000	$7.708000	869,388	N/A	N/A	N/A
	1996	$10.145000	$10.106000	617,388	N/A	N/A	N/A
VA International Value(8)	2005	$20.501250	$23.717646	655,502.862	$1.539099	$1.778797	2,111,302.874
	2004	$16.283703	$20.501250	864,883	$1.223687	$1.539099	1,324,915.181
	2003	$10.910000	$16.283703	980,021	$0.821	$1.223687	1,018,620.501
	2002	$12.026000	$10.910000	1,175,767	$0.906	$0.821	849,763
	2001	$14.387000	$12.026000	1,213,708	$1.000	$0.906	395,967
	2000	$14.660000	$14.387000	1,049,264	N/A	N/A	N/A
	1999	$12.092000	$14.660000	1,072,798	N/A	N/A	N/A
	1998	$10.893000	$12.092000	1,023,764	N/A	N/A	N/A
	1997	$11.214000	$10.893000	1,228,043	N/A	N/A	N/A
	1996	$10.524000	$11.214000	983,425	N/A	N/A	N/A

45

		0.65%			0.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
VA Large Value(2)	2005	$27.530251	$30.001098	690,914.775	$1.156087	$1.258606	4,122,414.256
	2004	$23.604732	$27.530251	856,713	$0.992228	$1.156087	2,738,097.837
	2003	$17.667000	$23.604732	897,346	$0.743	$0.992228	1,975,692.826
	2002	$22.329000	$17.667000	1,031,009	$0.940	$0.743	1,456,894
	2001	$22.545000	$22.329000	1,103,685	$1.000	$0.940	874,090
	2000	$20.831000	$22.545000	949,034	N/A	N/A	N/A
	1999	$20.013000	$20.831000	942,056	N/A	N/A	N/A
	1998	$18.187000	$20.013000	859,894	N/A	N/A	N/A
	1997	$14.165000	$18.187000	1,062,867	N/A	N/A	N/A
	1996	$12.034000	$14.165000	983,458	N/A	N/A	N/A
VA Short-Term Fixed(10)	2005	$13.894007	$14.105109	899,407.208	$1.062080	$1.077128	2,545,735.191
	2004	$13.876360	$13.894007	960,799	$1.061815	$1.062080	1,751,843.893
	2003	$13.774000	$13.876360	1,160,101	$1.055	$1.061815	1,046,833.978
	2002	$13.372000	$13.774000	1,121,756	$1.025	$1.055	1,027,233
	2001	$12.757000	$13.372000	1,109,254	$1.000	$1.025	150,702
	2000	$12.039000	$12.757000	990,473	N/A	N/A	N/A
	1999	$11.620000	$12.039000	1,002,680	N/A	N/A	N/A
	1998	$11.089000	$11.620000	752,441	N/A	N/A	N/A
	1997	$10.560000	$11.089000	862,087	N/A	N/A	N/A
	1996	$10.104000	$10.560000	821,351	N/A	N/A	N/A
VA Small Value(9)	2005	$38.149891	$40.162336	423,368.472	$1.867137	$1.963698	2,417,755.350
	2004	$31.184051	$38.149891	618,201	$1.527732	$1.867137	1,209,931.783
	2003	$18.888000	$31.184051	717,600	$0.926	$1.527732	914,254.787
	2002	$21.294000	$18.888000	824,097	$1.045	$0.926	492,826
	2001	$17.299000	$21.294000	822,245	$1.000	$1.045	142,446
	2000	$15.832000	$17.299000	772,512	N/A	N/A	N/A
	1999	$14.506000	$15.832000	764,208	N/A	N/A	N/A
	1998	$15.633000	$14.506000	746,000	N/A	N/A	N/A
	1997	$12.063000	$15.633000	864,489	N/A	N/A	N/A
	1996	$9.948000	$12.063000	711,634	N/A	N/A	N/A
Dreyfus IP - Core Bond - Service Class(15)	2005	$1.183247	$1.200485	130,498.573	$1.179094	$1.195093	188,149.549
	2004	$1.141150	$1.183247	93,817	$1.138281	$1.179094	119,450.416
	2003	$1.072000	$1.141150	90,726.303	$1.071	$1.138281	295,677.517
	2002	$1.011000	$1.072000	100,545	$1.010	$1.071	206,501
	2001	$1.000000	$1.011000	80,584	$1.000	$1.010	65,100
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class(15)	2005	$0.840456	$0.863032	64,567.698	$0.837514	$0.859154	105,744.537
	2004	$0.798516	$0.840456	64,568	$0.796501	$0.837514	103,043.648
	2003	$0.639000	$0.798516	64,567.698	$0.638	$0.796501	82,137.189
	2002	$0.908000	$0.639000	65,568	$0.907	$0.638	37,422
	2001	$1.000000	$0.908000	1,000	$1.000	$0.907	8,766
Dreyfus - VIF Appreciation - Service Class(15)	2005	$0.989615	$1.023726	63,024.386	$0.986163	$1.019142	106,553.489
	2004	$0.950483	$0.989615	61,903	$0.948103	$0.986163	89,101.357
	2003	$0.792	$0.950483	100,639.495	$0.791	$0.948103	78,836.449
	2002	$0.959	$0.792	66,399	$0.958	$0.791	128,122
	2001	$1.000	$0.959	17,128	$1.000	$0.958	108,528
Federated American Leaders Fund II(3)	2005	$26.472830	$27.623312	100,340.730	$1.043162	$1.087418	459,585.748
	2004	$24.271753	$26.472830	123,963	$0.957386	$1.043162	421,219.153
	2003	$19.131	$24.271753	181,842	$0.755	$0.957386	326,349.257
	2002	$24.134	$19.131	237,204	$0.954	$0.755	341,691
	2001	$25.361	$24.134	377,246	$1.000	$0.954	109,586
	2000	$24.931	$25.361	352,733	N/A	N/A	N/A
	1999	$23.524	$24.931	327,212	N/A	N/A	N/A
	1998	$20.130	$23.524	255,419	N/A	N/A	N/A
	1997	$15.311	$20.130	181,634	N/A	N/A	N/A
	1996	$12.676	$15.311	67,853	N/A	N/A	N/A

46

		0.65%			0.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Federated Capital Income Fund II(5)	2005	$13.771444	$14.542572	37,509.341	$0.898411	$0.947787	288,725.443
	2004	$12.609999	$13.771444	43,038	$0.823457	$0.898411	168,337.700
	2003	$10.518000	$12.609999	44,170	$0.688	$0.823457	189,040.543
	2002	$13.920000	$10.518000	54,971	$0.911	$0.688	49,389
	2001	$16.239000	$13.920000	83,341	$1.000	$0.911	41,288
	2000	$18.110000	$16.239000	105,603	N/A	N/A	N/A
	1999	$17.924000	$18.110000	97,673	N/A	N/A	N/A
	1998	$15.833000	$17.924000	74,288	N/A	N/A	N/A
	1997	$12.584000	$15.833000	20,024	N/A	N/A	N/A
	1996	$11.354000	$12.584000	24,080	N/A	N/A	N/A
Federated Fund for U.S. Government Securities II(4)	2005	$16.578556	$16.805776	256,300.708	$1.167228	$1.182055	411,877.137
	2004	$16.105222	$16.578556	297,704	$1.135042	$1.167228	376,640.276
	2003	$15.835000	$16.105222	387,836	$1.117	$1.135042	260,708.164
	2002	$14.616000	$15.835000	559,822	$1.032	$1.117	368,504
	2001	$13.745000	$14.616000	695,682	$1.000	$1.032	146,980
	2000	$12.466000	$13.745000	590,014	N/A	N/A	N/A
	1999	$12.623000	$12.466000	547,797	N/A	N/A	N/A
	1998	$11.801000	$12.623000	422,127	N/A	N/A	N/A
	1997	$10.940000	$11.801000	249,634	N/A	N/A	N/A
	1996	$10.567000	$10.940000	117,323	N/A	N/A	N/A
Federated High Income Bond Fund II(6)	2005	$16.698744	$17.031897	254,389.168	$1.326143	$1.351274	792,796.237
	2004	$15.215940	$16.698744	303,789	$1.209590	$1.326143	592,222.834
	2003	$12.531000	$15.215940	351,231	$0.997	$1.209590	2,900,468.282
	2002	$12.440000	$12.531000	359,156	$0.991	$0.997	3,296,306
	2001	$12.350000	$12.440000	468,114	$1.000	$0.991	2,697,353
	2000	$13.663000	$12.350000	528,372	N/A	N/A	N/A
	1999	$13.442000	$13.663000	589,780	N/A	N/A	N/A
	1998	$13.174000	$13.442000	532,325	N/A	N/A	N/A
	1997	$11.648000	$13.174000	424,673	N/A	N/A	N/A
	1996	$10.257000	$11.648000	146,709	N/A	N/A	N/A
Federated Prime Money Fund II(1)	2005	$13.487982	$13.763074	214,989.127	$1.017256	$1.036978	1,300,405.488
	2004	$13.466238	$13.487982	262,560	$1.016629	$1.017256	787,903.096
	2003	$13.462000	$13.466238	376,674	$1.017	$1.016629	709,882.433
	2002	$13.366000	$13.462000	785,053	$1.011	$1.017	1,950,712
	2001	$12.962000	$13.366000	1,321,240	$1.000	$1.011	562,953
	2000	$12.304000	$12.962000	1,296,989	N/A	N/A	N/A
	1999	$11.835000	$12.304000	952,527	N/A	N/A	N/A
	1998	$11.365000	$11.835000	651,890	N/A	N/A	N/A
	1997	$10.900000	$11.365000	312,343	N/A	N/A	N/A
	1996	$10.473000	$10.900000	512,275	N/A	N/A	N/A
Gartmore GVIT Developing Markets Fund(11)	2005	$11.850324	$15.484852	150,138.318	$1.639412	$2.140103	593,387.513
	2004	$9.957720	$11.850324	203,184	$1.378954	$1.639412	207,493.666
	2003	$6.276000	$9.957720	207,243	$0.870	$1.378954	298,053.075
	2002	$6.994000	$6.276000	336,438	$0.970	$0.870	203,957
	2001	$7.566000	$6.994000	322,089	$1.000	$0.970	98,927
	2000	$10.658000	$7.566000	311,907	N/A	N/A	N/A
	1999	$6.508000	$10.658000	227,382	N/A	N/A	N/A
	1998	$10.486000	$6.508000	301,041	N/A	N/A	N/A
	1997	$10.616000	$10.486000	252,354	N/A	N/A	N/A
	1996	$10.000000	$10.616000	135,913	N/A	N/A	N/A
Seligman Capital - Class 2 Shares(15)	2005	$0.923862	$1.029913	76,751.489	$0.920609	$1.025281	19,758.756
	2004	$0.858577	$0.923862	76,394	$0.856427	$0.920609	25,681.930
	2003	$0.637000	$0.858577	19,266.647	$0.636	$0.856427	17,601.331
	2002	$0.958000	$0.637000	31,700	$0.958	$0.636	21,618
	2001	$1.000000	$0.958000	22,563	$1.000	$0.958	1,000
Seligman Communications and Information - Class 2 Shares(15)	2005	$0.989604	$1.057207	55,145.639	$0.986125	$1.052448	0.000
	2004	$0.898480	$0.989604	58,592	$0.896210	$0.986125	0.000
	2003	$0.628000	$0.898480	7,391.562	$0.627	$0.896210	95,415.394
	2002	$0.991000	$0.628000	8,765	$0.990	$0.627	8,107
	2001	$1.000000	$0.991000	6,018	$1.000	$0.990	8,107
Seligman Global Technology - Class 2 Shares(15)	2005	$0.858432	$0.920674	35,266.651	$0.855419	$0.916532	17,094.191
	2004	$0.832124	$0.858432	34,833	$0.830041	$0.855419	17,307.639
	2003	$0.616	$0.832124	34,771.816	$0.615	$0.830041	138,499.989
	2002	$0.908	$0.616	31,702	$0.908	$0.615	8,102
	2001	$1.000	$0.908	1,000	$1.000	$0.908	1,000

47

	Year	0.65%			0.75%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Vanguard - Short-Term	2005	$1.090718	$1.108055	483,081.580	$1.087798	$1.104000	1,142,790.161
Investment-Grade(16)	2004	$1.075578	$1.090718	437,812	$1.073787	$1.087798	810,288.698
	2003	$1.045000	$1.075578	543,197.414	$1.045	$1.073787	703,167.020
	2002	$1.000000	$1.045000	72,773	$1.000	$1.045	332,533
Vanguard - Total Bond Market Index(16)	2005	$1.135982	$1.155766	539,317.948	$1.132964	$1.151548	464,698.859
	2004	$1.097255	$1.135982	480,132	$1.095438	$1.132964	328,976.964
	2003	$1.062000	$1.097255	187,818.265	$1.061	$1.095438	357,180.924
	2002	$1.000000	$1.062000	141,059	$1.000	$1.061	100
Vanguard - Equity Index(16)	2005	$1.147196	$1.194465	1,451,022.563	$1.144147	$1.190108	1,997,657.075
	2004	$1.042081	$1.147196	1,227,352	$1.040340	$1.144147	1,199,088.521
	2003	$0.816000	$1.042081	863,820.761	$0.816	$1.040340	601,035.067
	2002	$1.000000	$0.816000	332,603	$1.000	$0.816	169,375
Vanguard - Mid-Cap Index(16)	2005	$1.269154	$1.437207	189,212.254	$1.265777	$1.431957	860,565.638
	2004	$1.061727	$1.269154	213,788	$1.059954	$1.265777	657,374.892
	2003	$0.797000	$1.061727	168,033.293	$0.797	$1.059954	375,251.347
	2002	$1.000000	$0.797000	26,738	$1.000	$0.797	38,402
Vanguard - REIT Index(16)	2005	$1.641967	$1.824468	370,184.894	$1.637629	$1.817860	412,308.480
	2004	$1.266290	$1.641967	812,377	$1.264203	$1.637629	451,134.496
	2003	$0.941000	$1.266290	240,889.768	$0.940	$1.264203	796,775.233
	2002	$1.000000	$0.941000	132,235	$1.000	$0.940	70,731
Fidelity - VIP Mid Cap Portfolio	2005	$1.222571	$1.437037	44,455.332	$1.221755	$1.434664	302,141.439
- Initial Class(18)	2004	$1.000	$1.222571	49,131	$1.000	$1.221755	224,026.263
Fidelity - VIP Value Strategies Portfolio	2005	$1.125557	$1.148082	25,141.673	$1.124815	$1.146197	1,035.219
- Initial Class(18)	2004	$1.000	$1.125557	25,142	$1.000	$1.124815	1,435.910
Wanger International Small Cap(6)	2005	$33.478705	$40.423609	58,796.030	$1.392339	$1.679508	146,456.705
	2004	$25.866750	$33.478705	74,012	$1.076834	$1.392339	454,008.176
	2003	$17.489	$25.866750	120,840	$0.729	$1.076834	248,012.565
	2002	$20.428	$17.489	107,625	$0.852	$0.729	128,225
	2001	$26.080	$20.428	131,125	$1.000	$0.852	16,496
	2000	$36.429	$26.080	149,543	N/A	N/A	N/A
	1999	$16.194	$36.429	182,333	N/A	N/A	N/A
	1998	$14.011	$16.194	193,817	N/A	N/A	N/A
	1997	$14.312	$14.011	149,792	N/A	N/A	N/A
	1996	$10.913	$14.312	80,108	N/A	N/A	N/A
Wanger U.S. Smaller Companies(7)	2005	$33.905369	$37.477896	97,299.979	$1.396325	$1.541919	953,921.041
	2004	$28.839247	$33.905369	136,830	$1.188865	$1.396325	661,593.565
	2003	$20.267	$28.839247	206,683	$0.836	$1.188865	687,354.715
	2002	$24.521	$20.267	159,837	$1.013	$0.836	333,159
	2001	$22.158	$24.521	193,912	$1.000	$1.013	180,422
	2000	$24.283	$22.158	174,047	N/A	N/A	N/A
	1999	$19.542	$24.283	164,471	N/A	N/A	N/A
	1998	$18.098	$19.542	181,215	N/A	N/A	N/A
	1997	$14.076	$18.098	275,517	N/A	N/A	N/A
	1996	$9.665	$14.076	110,551	N/A	N/A	N/A
WFAVT Small/Mid Cap Value Fund(13)(d)	2005	$13.311104	$15.407767	55,825.527	$1.181914	$1.366730	485,888.681
	2004	$11.474112	$13.311104	61,828	$1.019821	$1.181914	357,556.116
	2003	$8.245	$11.474112	65,649	$0.742	$1.019821	291,360.828
	2002	$10.930	$8.245	101,342	$0.973	$0.742	154,647
	2001	$10.566	$10.930	113,896	$1.000	$0.973	4,683
	2000	$9.863	$10.566	62,591	N/A	N/A	N/A
	1999	$10.220	$9.863	53,258	N/A	N/A	N/A
	1998	$10.067	$10.220	61,989	N/A	N/A	N/A
	1997	$10.000	$10.067	20,688	N/A	N/A	N/A

(1)	Subaccount Inception Date December 7, 1994.

(2)	Subaccount Inception Date January 18,1995.

(3)	Subaccount Inception Date March 10, 1995.

(4)	Subaccount Inception Date June 28, 1995.

(5)	Subaccount Inception Date July 20, 1995.

(6)	Subaccount Inception Date September 18, 1995.

(7)	Subaccount Inception Date September 20, 1995.

(8)	Subaccount Inception Date October 3, 1995.

(9)	Subaccount Inception Date October 6, 1995.

48

(10)	Subaccount Inception Date October 9, 1995.

(11)	Subaccount Inception Date February 5, 1996.

(12)	Subaccount Inception Date March 31, 1997.

(13)	Subaccount Inception Date October 13, 1997.

(14)	Subaccount Inception Date May 3, 1999.

(15)	Subaccount Inception Date June 18, 2001.

(16)	Subaccount Inception Date May 1, 2002.

(17)	Subaccount Inception Date July 1, 2002.

(18)	Subaccount Inception Date May 1, 2004.

(a)	Formerly known as Clarion Real Estate Securities.

(b)	Formerly known as Van Kampen Emerging Growth.

(c)	Formerly known as Liberty Small Company Growth Fund, Variable Series.

(d)	Formerly known as WFVT Multi Cap Value Fund.

49

APPENDIX B

If you are a Policy Owner of Policy NA103, below is a description of the significant features of your Policy and the available investment options that may be different than described in the Prospectus. Please see your actual Policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy NA103.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

•	Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

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Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer Cash Value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Exchange Fees(1)	$10

(1)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.50%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	0.65%

(1)	Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Contract if (1) the sum of all Purchase Payments less the sum of all withdrawals taken is at least $50,000; (2) the Contract Value equals or exceeds $50,000, or (3) the Contract is a Qualified Policy.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2005. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Portfolio Annual Expenses(1)	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.34%	1.68%

(1)	The fee table information relating to the underlying funds was provided to Peoples Benefit by the underlying funds, their investment advisors or managers, and Peoples Benefit has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

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EXAMPLE TABLE

The following example illustrates the maximum expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years
$242	$746	$1276	$2728

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When Peoples Benefit receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the

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Annuitant’s death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit; or

(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase, depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from

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Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

•	If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Peoples Benefit receives due proof of the Annuitant’s death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B-4.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank.

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APPENDIX C

If you are a Policy Owner of Policy AV515 101 130 600, below is a description of the significant features of your Policy and the available investment options that may be different than described in the Prospectus. Please see your actual Policy and any attachments for determining your specific coverage.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Interest Payments Option, Income for a Specified Period Option, and Income for a Specified Amount listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

•	Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Peoples Benefit agree. You and Peoples Benefit will agree on withdrawal rights when you elect this option.

•	Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

•	Life Income. You may choose between:

Fixed Payments

•	No Period Certain–We will make level payments only during the annuitant’s lifetime.

•	10 Years Certain—We will make level payments for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency CashSM (fixed only)

Payments will be made during the lifetime of the annuitant. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation determined at Policy issue date.) The death benefit will be paid if the annuitant dies before age 101. The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to

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determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•	Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

•	Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency CashSM (fixed only)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule).

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving annuitant. (For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.)

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.60%, 0.50% or 0.40% (depending on the selected Death Benefit Option) of the net asset value of the Separate Account.

We guarantee that these annual charges will not increase. If the charges are more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

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FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment options. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account. For a complete discussion of Policy costs and expenses, see Section 5, “Expenses.”

Policy Owner Transaction Expenses	None
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Exchange Fees(1)	$10

(1)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

(2)	If you select the Life With Emergency CashSM annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.60%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(2)	0.75%
Annual Optional Rider Fees:
Additional Death Benefit Fee(3)	0.25%
Additional Death Distribution – II(4)	0.55%

(1)	Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

(2)	Total Annual Separate Account Expenses shown (0.75%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0. 10% and 0.15% per year higher than the 0.65% and 0.60% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

(3)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”

(4)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.14%	2.05%

(1)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005

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(unless otherwise noted) and was provided to Peoples Benefit by the underlying funds, their investment advisors or managers, and Peoples Benefit has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE A

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (0.75%)	$289	$886	$1509	$3187
6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	$279	$857	$1460	$3091
Return of Premium Death Benefit Option (0.60%)	$274	$842	$1435	$3043

EXAMPLE TABLE B

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the ADD-II rider has been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (0.75%)	$345	$1059	$1803	$3806
6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	$336	$1029	$1754	$3714
Return of Premium Death Benefit Option (0.60%)	$331	$1015	$1730	$3668

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

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DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit; or

(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary

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under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

•	If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Peoples Benefit receives due proof of the Annuitant’s death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a

60

beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted;

•	the SEC permits a delay for your protection as a Contract Owner; or

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank.

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THE ADVISOR’S EDGE®

VARIABLE ANNUITY

Issued by Peoples Benefit Life Insurance Company

Supplement Dated May 1, 2006

to the

Prospectus dated May 1, 2006

For Policy NA103A and Policy AV515 101 130 600, we will not accept any premium payment or transfer that is allocated to a guaranteed period option that would result in the value of the fixed account exceeding $5,000. Premium payments or transfers allocated to the dollar cost averaging fixed account option do not apply towards this limit.

For all other policies, we will not accept any premium payment or transfer that is allocated to a guaranteed period option of 6 years or longer that would result in the value of these fixed accounts exceeding $25,000.

This Prospectus Supplement must be accompanied by the

Prospectus for The Advisor’s Edge® Variable Annuity

dated May 1, 2006

PEOPLES BENEFIT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT V

STATEMENT OF ADDITIONAL INFORMATION

for the

THE ADVISOR’S EDGE® VARIABLE ANNUITY

Offered by

Peoples Benefit Life Insurance Company

(An Iowa Stock Company)

Home Office

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge® Variable Annuity policy (the “Policy”) offered by Peoples Benefit Life Insurance Company (the “Company” or “Peoples Benefit”). You may obtain a copy of the Prospectus dated May 1, 2006, by calling 800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2006

2

GLOSSARY OF TERMS

Accumulation Unit – An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value – An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office – Financial Markets Division – Variable Annuity Department, Peoples Benefit Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant – The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date – The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month in which the annuitant attains age 95, except expressly allowed by Peoples Benefit.

Annuity Payment Option – A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit – An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary – The person who has the right to the death benefit set forth in the policy.

Business Day – A day when the New York Stock Exchange is open for business.

Cash Value – The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code – The Internal Revenue Code of 1986, as amended.

Enrollment form – A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment – A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the Guaranteed Period Options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Peoples Benefit since the date any payment was received by, or an amount was transferred to, the Guaranteed Period Option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account – One or more investment choices under the policy that are part of Peoples Benefit general assets and which are not in the separate account.

Guaranteed Period Options (“GPO”) – The various guaranteed interest rate periods of the fixed account, which Peoples Benefit may offer, into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy – A policy other than a qualified policy.

Owner – The individual or entity that owns an individual policy.

Policy – The individual policy.

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Policy Value – On or before the annuity commencement date, the policy value is equal to the owner’s:

•	Premium Payments; minus

•	Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	Interest credited in the fixed account; plus or minus

•	Accumulated gains or losses in the separate account; minus

•	Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year – A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment – An amount paid to Peoples Benefit by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy – A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account – Peoples Benefit Life Insurance Company Separate Account V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge – An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount – subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner – A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period – The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments – Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request – Written notice, signed by the owner, that gives Peoples Benefit the information it requires and is received at the administrative and service office. For some transactions, Peoples Benefit may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Peoples Benefit establishes for such notices.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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THE POLICY – GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Peoples Benefit; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Peoples Benefit has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Peoples Benefit has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Peoples Benefit.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Peoples Benefit has made or action Peoples Benefit has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Peoples Benefit and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Peoples Benefit.

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MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Policy are incorrect, Peoples Benefit will change the annuity benefits payable to those benefits which the Premium Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Peoples Benefit cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Peoples Benefit retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Peoples Benefit reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Peoples Benefit, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Peoples Benefit, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Peoples Benefit. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Peoples Benefit may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Peoples Benefit will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Peoples Benefit will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Peoples Benefit will reinvest the amounts, in another subaccount, or in the fixed account, if appropriate.

Similarly, Peoples Benefit will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in the Federated Prime Money Market Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Peoples Benefit will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under

6

the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, Peoples Benefit also may transfer the assets of the separate account associated with the policies to another account or accounts.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to any excess interest adjustment. At the time you request a withdrawal, if the interest rates Peoples Benefit sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.

Excess interest adjustments will not reduce the adjusted policy value for a Guaranteed Period Option below the Premium Payments and transfers to that Guaranteed Period Option, less any prior partial withdrawals and transfers from the Guaranteed Period Option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA = S* (G-C)* (M/12)

Where

S =	the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

G =	the guaranteed interest rate applicable to S.

C =	the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this form, or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M =	the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

No cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

On full surrender, each Guaranteed Period Option’s contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the guaranteed effective annual interest rate.

Some states may not allow an EIA.

[THIS SPACE INTENTIONALLY LEFT BLANK]

7

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = Cash Value*	= Policy value + excess interest adjustment = 54,181.21 + (-3,052.00) = 51,129.21

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value = CashValue*	= 54,181.21 + 1,750.00 = 55,931.21

*	Upon full surrender of the policy, the cash value will never be less than that required by the nonforfeiture laws as applicable in the state issue.

On a partial surrender, Peoples Benefit will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

R	=	the requested partial surrender; and
E	=	the excess interest adjustment

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Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R – E)
= 54,181.21 - (20,000.00 - (-553.66)) = 33,627.55

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R – E)
= 54,181.21 - (20,000.00 – 553.66) = 34,734.87

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A, B and C thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 5%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment,

9

the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	=	the Annuity Unit Value for the immediately preceding Business Day;

(b)	=	the Net Investment Factor for the day;

(c)	=	the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a)	=	any increase or decrease in the value of the Subaccount due to investment results;

(b)	=	a daily charge assessed at an annual rate of 0.40% for the mortality and expense risks assumed by Peoples Benefit of the value of the Subaccount;

(c)	=	a daily charge for the cost of administering the Policy corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the A2000 Table, using assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females) at the minimum guaranteed interest rate.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $10 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

DEATH BENEFIT

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is (1) multiplied by (2), where:

(1)	is the gross partial surrender, where the gross partial surrender = requested partial surrender minus excess interest adjustment; and

(2)	is the adjustment factor, which = current death proceeds prior to the surrender divided by the current policy value prior to the surrender, where death proceeds equal the maximum of policy value, cash value, and guaranteed minimum death benefit.

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The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender

$50,000	current policy value before surrender

$75,000	current death proceeds

$15,000	requested surrender

$ 5,000	Excess interest adjustment-free amount (assumes 10% penalty free surrender is available)

$ 100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)

$14,900	reduction in policy value = 15000 - 100

$22,350	adjusted partial surrender = 14,900 * (75,000/50,000)

$52,650	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,350

$35,100	new policy value (after surrender)=50,000 – 14,900

Summary:

Reduction in guaranteed minimum death benefit	= $22,350
Reduction in policy value	= $14,900

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

EXAMPLE 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender

$75,000	current policy value before surrender

$75,000	current death proceeds

$15,000	requested surrender

$ 7,550	excess interest adjustment-free amount (assumes 10% penalty free surrender is available)

$ -100	excess interest adjustment (assumes interest rates have increased since initial guarantee)

$15,100	reduction in policy value = $15,000 - (- 100) = 15,000 + 100

$15,100	adjusted partial surrender = $15,100 * (75,000/75,000)

$34,900	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,100

$59,900	new policy value (after surrender) = 75,000 – 15,100

Summary:

Reduction in guaranteed minimum death benefit	= $15,100
Reduction in policy value	= $15,100

Note, guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

STABILIZED PAYMENTS

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you.

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Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*
AIR				3.50%
First Variable Payment				$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:		400.0000	1.250000	$500.00	—	—	400.0000
	February 1	400.0000	1.254526	$501.81	$500.00	0.0084	400.0084
	March 1	400.0000	1.253122	$501.25	$500.00	0.0058	400.0142
	April 1	400.0000	1.247324	$498.93	$500.00	(0.0050)	400.0092
	May 1	400.0000	1.247818	$499.13	$500.00	(0.0040)	400.0051
	June 1	400.0000	1.244178	$497.67	$500.00	(0.0109)	399.9943
	July 1	400.0000	1.250422	$500.17	$500.00	0.0008	399.9951
	August 1	400.0000	1.245175	$498.07	$500.00	(0.0090)	399.9861
	September 1	400.0000	1.251633	$500.65	$500.00	0.0030	399.9891
	October 1	400.0000	1.253114	$501.25	$500.00	0.0058	399.9949
	November 1	400.0000	1.261542	$504.62	$500.00	0.0212	400.0161
	December 1	400.0000	1.265963	$506.39	$500.00	0.0293	400.0454
	January 1	400.0000	1.270547	$508.22	$500.00	0.0387	400.0841
	February 1	400.0841	1.275148	$510.17	$508.33	0.0086	400.0927

Expenses included in the calculations are 0.55% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

PERFORMANCE INFORMATION

Performance information for the subaccounts including the yield and effective yield of the Federated Prime Money Fund II, the yield of the remaining subaccounts, and the total return of all subaccounts, may appear in reports or promotional literature to current or prospective Policy Owners.

Until October 1995, the VA Large Value Portfolio (formerly DFA - VA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the VA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the VA Large Value Portfolio which includes the period prior to October 1995 should not be considered indicative of the Portfolio’s future performance.

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

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Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a-b + 1)6-1]

      cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;

[b]	equals the expenses accrued for the period (net of reimbursement);

[c]	equals the average daily number of Units outstanding during the period; and

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Peoples Benefit will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:

(1) [P]	equals a hypothetical initial Premium Payment of $1,000;
(2) [T]	equals an average annual total return;
(3) [n]	equals the number of years; and
(4) [ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

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Based on the method of calculation described above, the average annual total returns for periods from inception of the subaccounts to December 31, 2005, and for the one and five year periods ended December 31, 2005 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee, administrative charges, optional features, when elected, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date.

TABLE 1 – A

STANDARD AVERAGE ANNUAL TOTAL RETURNS

Annual Step-Up to Age 81 Death Benefit Option and Additional Death Distribution – II

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception of The Subaccount(1)	Subaccount Inception Date
American Century International – Initial Class	11.40%	N/A	5.82%	May 1, 2002
Asset Allocation – Conservative Portfolio – Initial Class	3.83%	N/A	5.67%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	10.79%	N/A	7.39%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	6.06%	N/A	6.24%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	8.49%	N/A	7.02%	May 1, 2002
Capital Guardian Global – Initial Class	8.75%	N/A	10.78%	May 1, 2004
Capital Guardian Value – Initial Class	6.32%	N/A	11.95%	May 1, 2004
Clarion Global Real Estate Securities – Initial Class(2)	12.00%	17.14%	14.92%	May 3, 1999
J.P. Morgan Enhanced Index – Initial Class	2.13%	-1.63%	2.48%	October 13, 1997
Janus Growth – Initial Class	8.52%	-4.59%	-4.14%	May 3, 1999
PIMCO Total Return – Initial Class	1.01%	N/A	3.53%	May 1, 2002
T. Rowe Price Small Cap – Initial Class	N/A	N/A	N/A	May 1, 2006
Transamerica Equity – Initial Class	15.03%	N/A	5.02%	June 18, 2001
Transamerica Growth Opportunities – Initial Class	14.72%	N/A	11.62%	June 18, 2001
Transamerica Value Balanced – Initial Class	5.22%	N/A	5.13%	May 1, 2002
Van Kampen Active International Allocation – Initial Class	12.32%	1.00%	1.81%	October 13, 1997
Van Kampen Mid-Cap Growth – Initial Class(3)	6.16%	N/A	-4.36%	June 18, 2001
Columbia Small Company Growth Fund, Variable Series – Class A(4)	1.39%	1.05%	3.50%	March 31, 1997
Credit Suisse – International Focus Portfolio	15.92%	0.91%	1.62%	March 31, 1997
Credit Suisse – Small Cap Growth Portfolio	-3.93%	-3.51%	4.08%	March 31, 1997
VA Global Bond Portfolio	0.37%	3.23%	4.45%	January 18, 1995
VA International Small Portfolio	20.22%	16.33%	6.32%	October 6, 1995
VA International Value Portfolio	14.93%	9.79%	7.74%	October 3, 1995
VA Large Value Portfolio	8.26%	5.19%	8.85%	January 18, 1995
VA Short-Term Fixed Portfolio	0.86%	1.37%	2.72%	October 9, 1995
VA Small Value Portfolio	4.59%	17.57%	14.22%	October 6, 1995
Federated American Leaders Fund II	3.67%	1.06%	7.39%	March 10, 1995
Federated Capital Income Fund II	4.91%	-2.82%	1.84%	July 20, 1995
Federated Fund for U.S. Government Securities II	0.71%	3.43%	4.07%	June 28, 1995
Federated High Income Bond Fund II	1.33%	5.94%	4.52%	September 18, 1995
Gartmore GVIT Developing Markets Fund	29.80%	14.64%	3.83%	February 5, 1996
Vanguard – Short-Term Investment-Grade Portfolio	0.93%	N/A	2.17%	May 1, 2002
Vanguard – Total Bond Market Index Portfolio	1.08%	N/A	3.35%	May 1, 2002
Vanguard – Equity Index Portfolio	3.44%	N/A	4.28%	May 1, 2002
Vanguard – Mid-Cap Index Portfolio	12.50%	N/A	9.66%	May 1, 2002
Vanguard – REIT Index Portfolio	10.39%	N/A	17.02%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Initial Class	N/A	N/A	N/A	May 1, 2006
Fidelity – VIP Mid Cap Portfolio – Initial Class	16.77%	N/A	23.45%	May 1, 2004
Fidelity – VIP Value Strategies Portfolio – Initial Class	1.34%	N/A	7.92%	May 1, 2004
Wanger International Small Cap	9.82%	10.36%	13.76%	September 20, 1995
Wanger U.S. Smaller Companies	19.95%	8.45%	13.24%	September 18, 1995
WFAVT Small/Mid Cap Value Fund(5)	14.99%	7.13%	4.71%	October 13, 1997

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

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TABLE 1 – B

STANDARD AVERAGE ANNUAL TOTAL RETURNS

Policy Value Death Benefit Option and No Optional Features

(Total Separate Account Annual Expenses: 0.55%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception of The Subaccount(1)	Subaccount Inception Date
American Century International – Initial Class	12.25%	N/A	6.63%	May 1, 2002
Asset Allocation – Conservative Portfolio – Initial Class	4.61%	N/A	6.47%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	11.63%	N/A	8.20%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	6.86%	N/A	7.05%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	9.31%	N/A	7.83%	May 1, 2002
Capital Guardian Global – Initial Class	9.58%	N/A	11.62%	May 1, 2004
Capital Guardian Value – Initial Class	7.12%	N/A	12.80%	May 1, 2004
Clarion Global Real Estate Securities – Initial Class(2)	12.85%	18.03%	15.80%	May 3, 1999
J.P. Morgan Enhanced Index – Initial Class	2.89%	-0.89%	3.26%	October 13, 1997
Janus Growth – Initial Class	9.35%	-3.88%	-3.42%	May 3, 1999
PIMCO Total Return – Initial Class	1.77%	N/A	4.31%	May 1, 2002
T. Rowe Price Small Cap – Initial Class	N/A	N/A	N/A	May 1, 2006
Transamerica Equity – Initial Class	15.90%	N/A	5.81%	June 18, 2001
Transamerica Growth Opportunities – Initial Class	15.59%	N/A	12.47%	June 18, 2001
Transamerica Value Balanced – Initial Class	6.01%	N/A	5.92%	May 1, 2002
Van Kampen Active International Allocation – Initial Class	13.17%	1.77%	2.58%	October 13, 1997
Van Kampen Mid-Cap Growth – Initial Class(3)	6.96%	N/A	-3.64%	June 18, 2001
Columbia Small Company Growth Fund, Variable Series – Class A(4)	2.15%	1.81%	4.28%	March 31, 1997
Credit Suisse – International Focus Portfolio	16.80%	1.67%	2.39%	March 31, 1997
Credit Suisse – Small Cap Growth Portfolio	-3.21%	-2.78%	4.87%	March 31, 1997
VA Global Bond Portfolio	1.12%	4.01%	5.24%	January 18, 1995
VA International Small Portfolio	21.13%	17.22%	7.13%	October 6, 1995
VA International Value Portfolio	15.80%	10.63%	8.56%	October 3, 1995
VA Large Value Portfolio	9.08%	5.99%	9.68%	January 18, 1995
VA Short-Term Fixed Portfolio	1.62%	2.13%	3.50%	October 9, 1995
VA Small Value Portfolio	5.38%	18.47%	15.09%	October 6, 1995
Federated American Leaders Fund II	4.45%	1.83%	8.21%	March 10, 1995
Federated Capital Income Fund II	5.70%	-2.08%	2.61%	July 20, 1995
Federated Fund for U.S. Government Securities II	1.47%	4.21%	4.85%	June 28, 1995
Federated High Income Bond Fund II	2.10%	6.75%	5.31%	September 18, 1995
Gartmore GVIT Developing Markets Fund	30.80%	15.52%	4.62%	February 5, 1996
Vanguard – Short-Term Investment-Grade Portfolio	1.69%	N/A	2.94%	May 1, 2002
Vanguard – Total Bond Market Index Portfolio	1.84%	N/A	4.13%	May 1, 2002
Vanguard – Equity Index Portfolio	4.22%	N/A	5.06%	May 1, 2002
Vanguard – Mid-Cap Index Portfolio	13.35%	N/A	10.49%	May 1, 2002
Vanguard – REIT Index Portfolio	11.23%	N/A	17.91%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Initial Class	N/A	N/A	N/A	May 1, 2006
Fidelity – VIP Mid Cap Portfolio – Initial Class	17.66%	N/A	24.40%	May 1, 2004
Fidelity – VIP Value Strategies Portfolio – Initial Class	2.10%	N/A	8.74%	May 1, 2004
Wanger International Small Cap	20.86%	9.27%	14.11%	September 18, 1995
Wanger U.S. Smaller Companies	10.65%	11.19%	14.63%	September 20, 1995
WFAVT Small/Mid Cap Value Fund(5)	15.87%	7.94%	5.50%	October 13, 1997

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

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NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Peoples Benefit may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

As shown in Table 2 below, the Non-Standardized Adjusted Historical Average Annual Total Return for a subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout. Also, Table 2 does not reflect the charge of any optional rider.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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TABLE 2

Hypothetical (Adjusted Historical) Average Annual Total Returns

Policy Value Death Benefit Option and No Optional Features

(Total Separate Account Annual Expenses: 0.55%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year Inception of The Subaccount(1)	Portfolio Inception Date
American Century International – Initial Class	12.25%	-1.04%	1.99%	January 1, 1997
Asset Allocation – Conservative Portfolio – Initial Class	4.61%	N/A	6.47%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	11.63%	N/A	8.20%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	6.86%	N/A	7.05%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	9.31%	N/A	7.83%	May 1, 2002
Capital Guardian Global – Initial Class	9.58%	3.36%	5.68%	February 3, 1998
Capital Guardian Value – Initial Class	7.12%	6.69%	8.63%	May 27,1993
Clarion Global Real Estate Securities – Initial Class(2)	12.85%	18.03%	12.06%	May 1, 1998
J.P. Morgan Enhanced Index – Initial Class	2.89%	-0.89%	5.52%	May 1, 1997
Janus Growth – Initial Class	9.35%	-3.88%	7.53%	October 2, 1986
PIMCO Total Return – Initial Class	1.77%	N/A	4.31%	May 1, 2002
T. Rowe Price Small Cap – Initial Class	10.01%	1.81%	4.88%	May 3, 1999
Transamerica Equity – Initial Class	15.90%	2.19%	13.73%	February 26, 1969
Transamerica Growth Opportunities – Initial Class	15.59%	N/A	11.89%	May 1, 2001
Transamerica Value Balanced – Initial Class	6.01%	3.82%	6.51%	January 3, 1995
Van Kampen Active International Allocation – Initial Class	13.17%	1.77%	4.60%	April 8, 1991
Van Kampen Mid-Cap Growth – Initial Class(3)	6.96%	-8.39%	8.22%	March 1, 1993
Columbia Small Company Growth Fund, Variable Series – Class A(4)	2.15%	1.81%	5.37%	January 1, 1989
Credit Suisse – International Focus Portfolio	16.80%	1.67%	3.13%	June 30, 1995
Credit Suisse – Small Cap Growth Portfolio	-3.21%	-2.78%	4.12%	June 30, 1995
VA Global Bond Portfolio	1.12%	4.01%	5.24%	January 12, 1995
VA International Small Portfolio	21.13%	17.22%	7.13%	September 29, 1995
VA International Value Portfolio	15.80%	10.63%	8.56%	September 29, 1995
VA Large Value Portfolio	9.08%	5.99%	9.68%	January 12, 1995
VA Short-Term Fixed Portfolio	1.62%	2.13%	3.50%	September 29, 1995
VA Small Value Portfolio	5.38%	18.47%	15.09%	September 29,1995
Federated American Leaders Fund II	4.45%	1.83%	8.21%	February 10, 1994
Federated Capital Income Fund II	5.70%	-2.08%	2.61%	February 10, 1994
Federated Fund for U.S. Government Securities II	1.47%	4.21%	4.85%	March 28, 1994
Federated High Income Bond Fund II	2.10%	6.75%	5.31%	March 1, 1994
Gartmore GVIT Developing Markets Fund	30.80%	15.52%	4.51%	February 2, 1996
Vanguard – Short-Term Investment-Grade Portfolio	1.69%	3.80%	4.08%	February 8, 1999
Vanguard – Total Bond Market Index Portfolio	1.84%	4.84%	5.29%	April 29, 1991
Vanguard – Equity Index Portfolio	4.22%	-0.11%	8.42%	April 29, 1991
Vanguard – Mid-Cap Index Portfolio	13.35%	8.72%	12.23%	February 9, 1999
Vanguard – REIT Index Portfolio	11.23%	17.44%	15.67%	February 9, 1999
Fidelity – VIP Contrafund® Portfolio – Initial Class	16.31%	6.16%	11.48%	January 3, 1995
Fidelity – VIP Mid Cap Portfolio – Initial Class	17.66%	11.53%	19.53%	December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Initial Class	2.10%	N/A	9.82%	February 25, 2002
Wanger International Small Cap	20.86%	9.27%	14.11%	May 3, 1995
Wanger U.S. Smaller Companies	10.65%	11.19%	14.63%	May 3, 1995
WFAVT Small/Mid Cap Value Fund(5)	15.87%	7.94%	5.50%	October 10,1997

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	Formerly known as Clarion Real Estate Securities.

(3)	Formerly known as Van Kampen Emerging Growth.

(4)	Formerly known as Liberty Small Company Growth Fund, Variable Series.

(5)	Formerly known as WFVT Multi Cap Value Fund.

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following

17

information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•	Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•	Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

18

•	Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•	Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•	Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•	Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•	Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•	Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•	Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•	Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•	Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds’ Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

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SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit’s general account assets. The general account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE POLICY

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Peoples Benefit has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

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OWNER CONTROL

In certain circumstances, owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policy owner’s gross income. The IRS stated in a series of rulings published from 1977 to 1982 that a variable annuity policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In 1986 the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets.”

The ownership rights under the policy are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate Premium Payments and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Peoples Benefit does not know what standards will be set forth, if any, in the regulation or rulings that the Treasury Department has stated it expects to issue. Peoples Benefit therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1

21

of the calendar year in which the owner (or plan participant reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Peoples Benefit makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $4,000 ($5,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 ($5,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death

22

benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentality and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

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TAXATION OF PEOPLES BENEFIT

Peoples Benefit at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Peoples Benefit and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

DISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the Policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG, like Peoples Benefit, is an indirect, wholly owned subsidiary of AEGON USA. AFSG is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of NASD, Inc. AFSG is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through fee-only advisors who are not paid a commission. The Policies are also offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the Policies. During fiscal years 2005, 2004, and 2003, AFSG paid no amounts in commissions in connection with the sale of the Policies.

ADMINISTRATIVE SERVICES CONTRACT

We and AFSG, the principal underwriter for the Policies, have contracted with Planning Corporation of America (“PCA”), a subsidiary of Raymond James & Associates, Inc., to provide certain administrative services to owners who purchase a Policy through registered representatives of PCA. The administrative services include customer application processing, agent insurance licensing and appointment process, and aggregation of customer statements. We pay Planning Corporation of America a fee equal to 0.15% of the amount of assets in the Policy that are sold by PCA registered representatives. During 2004 and 2005, we paid PCA $7,158.97 and $4,178.71, respectively, in connection with this contract.

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LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2005 and for the periods disclosed in the financial statements, and the financial statements and schedules of Peoples Benefit at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners as of December 31, 2005, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Peoples Benefit as of December 31, 2005, and 2004, and for each of the three years in the period ended December 31, 2005, including the Reports of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Peoples Benefit Life Insurance Company

Years Ended December 31, 2005, 2004, and 2003

Peoples Benefit Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2005, 2004, and 2003

Report of Independent Registered Public Accounting Firm

The Board of Directors

Peoples Benefit Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2005. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

1

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Peoples Benefit Life Insurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2005.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2005, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2003 Peoples Benefit Life Insurance Company changed its accounting for derivative instruments. Also as discussed in Note 2 to the financial statements, in 2005 Peoples Benefit Life Insurance Company changed its accounting for investments in subsidiary, controlled, and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishment of liabilities.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 17, 2006

2

Peoples Benefit Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2005	2004
Admitted assets
Cash and invested assets:
Cash (overdraft) and short-term investments	$(15,506)	$174,544
Bonds	4,213,730	4,323,656
Preferred stocks:
Unaffiliated	4,915	7,915
Affiliated	47,321	51,926
Common stocks:
Unaffiliated (cost: 2005 - $12; 2004 – $1,843)	1	1,882
Affiliated (cost: 2005 - $6,845; 2004 – $6,312)	2,971	2,263
Mortgage loans on real estate	522,120	587,506
Real estate, at cost	—	7,521
Policy loans	149,897	151,651
Other invested assets	332,733	327,064

Total cash and invested assets	5,258,182	5,635,928
Premiums deferred and uncollected	46,502	52,574
Reinsurance receivable	2,956	1,785
Accrued investment income	62,985	59,250
Federal and foreign income tax recoverable	5,887	—
Net deferred income tax asset	32,691	28,884
Receivable from parent, subsidiaries and affiliates	—	50,000
Other assets	14,585	36,789
Separate account assets	9,127,932	8,457,916

Total admitted assets	$14,551,720	$14,323,126

3

Peoples Benefit Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2005	2004
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$989,452	$1,007,307
Annuity	2,443,637	2,592,840
Accident and health	63,871	60,119
Policy and contract claim reserves:
Life	16,964	16,638
Accident and health	23,176	31,272
Liability for deposit-type contracts	972,418	1,051,547
Interest maintenance reserve	—	4,249
Reinsurance in unauthorized companies	1,066	—
Other policyholders’ funds	2,119	2,247
Remittances and items not allocated	1,966	2,360
Asset valuation reserve	124,072	117,327
Commissions and expense allowances payable on reinsurance assumed	3	771
Payable to parent, subsidiaries and affiliates	28,751	88,442
Payable for securities	3,424	219,830
Transfers to (from) separate accounts due or accrued	980	(8,667)
Federal income taxes payable	—	3,908
Borrowed money	1,987	—
Other liabilities	46,182	59,968
Separate account liabilities	9,127,932	8,457,916

Total liabilities	13,848,000	13,708,074
Capital and surplus:
Common stock, $11 per share par value, 1,146,000 shares authorized, 1,145,000 issued and outstanding	12,595	12,595
Preferred stock, $11 per share par value, $240 per share liquidation value, 2,290,000 shares authorized, issued and outstanding	25,190	25,190
Paid-in surplus	5,704	3,608
Unassigned surplus	660,231	573,659

Total capital and surplus	703,720	615,052

Total liabilities and capital and surplus	$14,551,720	$14,323,126

See accompanying notes.

4

Peoples Benefit Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$130,709	$137,555	$152,615
Annuity	672,658	629,391	476,287
Accident and health	84,419	154,093	149,256
Net investment income	295,280	290,528	303,002
Amortization of interest maintenance reserve	1,018	(766)	(1,447)
Commissions and expense allowances on reinsurance ceded	11,067	13,943	9,402
Separate account fee income	28,421	19,637	22,304
Reinsurance reserve recapture	5,415	88,102	—
Other	710	3,456	1,335

	1,229,697	1,335,939	1,112,754
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	143,246	195,328	206,593
Annuity benefits	160,661	150,978	143,542
Surrender benefits	665,158	672,283	732,050
Other benefits	63,493	59,205	67,085
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(26,526)	(25,578)	(10,462)
Annuity	(149,203)	(88,377)	(83,675)
Accident and health	3,752	760	(13,169)

	860,581	964,599	1,041,964
Insurance expenses:
Commissions	31,408	43,536	46,493
General insurance expenses	60,831	65,077	91,383
Taxes, licenses and fees	6,496	8,751	9,204
Net transfers to (from) separate accounts	169,510	58,334	(136,835)
Consideration on reinsurance recaptured	8,671	81,322	—
Other expenses	152	203	1,442

	277,068	257,223	11,687

Total benefits and expenses	1,137,649	1,221,822	1,053,651
Gain from operations before dividends to policyholders, federal income tax expense (benefit) and net realized capital gains (losses) on investments	92,048	114,117	59,103
Dividends to policyholders	41	(67)	(9)

Gain from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	92,007	114,184	59,112
Federal income tax expense (benefit)	(4,229)	(10,584)	7,967

Gain from operations before net realized capital gains (losses) on investments	96,236	124,768	51,145
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	6,773	13,964	(44,688)

Net income	$103,009	$138,732	$6,457

See accompanying notes.

5

Peoples Benefit Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2003	$12,595	$25,190	$2,583	$337,775	$378,143
Net income	—	—	—	6,457	6,457
Change in net unrealized capital gains/losses	—	—	—	102,709	102,709
Change in non-admitted assets	—	—	—	67,024	67,024
Change in liability for reinsurance in unauthorized companies	—	—	—	3,084	3,084
Change in asset valuation reserve	—	—	—	(58,892)	(58,892)
Change in surplus in separate accounts	—	—	—	48	48
Change in net deferred income tax asset	—	—	—	(24,045)	(24,045)
Change in surplus as a result of reinsurance	—	—	—	559	559
Tax benefits on stock options exercised	—	—	—	11	11

Balance at December 31, 2003	12,595	25,190	2,583	434,730	475,098
Net income	—	—	—	138,732	138,732
Change in net unrealized capital gains/losses	—	—	—	(10,951)	(10,951)
Change in non-admitted assets	—	—	—	17,406	17,406
Change in asset valuation reserve	—	—	—	23,339	23,339
Change in net deferred income tax asset	—	—	—	(29,557)	(29,557)
Change in surplus as a result of reinsurance	—	—	—	(72)	(72)
Tax benefits on stock options exercised	—	—	—	32	32
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	1,025	—	1,025

Balance at December 31, 2004	12,595	25,190	3,608	573,659	615,052
Net income	—	—	—	103,009	103,009
Change in net unrealized capital gains/losses	—	—	—	(7,622)	(7,622)
Change in non-admitted assets	—	—	—	(4,450)	(4,450)
Change in asset valuation reserve	—	—	—	(6,745)	(6,745)
Change in liability for reinsurance in unauthorized companies	—	—	—	(1,066)	(1,066)
Change in net deferred income tax asset	—	—	—	3,443	3,443
Change in surplus as a result of reinsurance	—	—	—	(70)	(70)
Tax benefit on stock options exercised	—	—	—	73	73
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	2,906	—	2,097

Balance at December 31, 2005	$12,595	$25,190	$5,704	$660,231	$703,720

See accompanying notes.

6

Peoples Benefit Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
Operating activities
Premiums collected, net of reinsurance	$894,377	$916,897	$771,774
Net investment income received	292,373	299,100	313,980
Miscellaneous income	38,562	36,940	28,419
Benefit and loss related payments	(909,543)	(999,000)	(1,135,610)
Net transfers to (from) separate accounts	(249,246)	(33,253)	111,039
Commissions and other expenses paid	(92,461)	(116,906)	(157,762)
Consideration on reinsurance recaptured	—	(81,322)	—
Dividends paid to policyholders	(42)	(91)	(153)
Federal and foreign income taxes received (paid)	(22,558)	(1,508)	33,248

Net cash provided by (used in) operating activities	(48,538)	20,857	(35,065)
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	2,530,486	3,896,060	4,623,062
Stocks	10,914	122,200	44,791
Mortgage loans	159,887	154,826	318,663
Real estate	9,046	7,249	4,037
Other invested assets	83,724	72,740	52,390
Miscellaneous proceeds	3,142	220,185	90,230

Total investment proceeds	2,797,199	4,473,260	5,133,173
Cost of investments acquired:
Bonds	(2,444,474)	(4,032,778)	(4,016,170)
Stocks	(533)	(76,565)	(38,329)
Mortgage loans	(94,307)	(34,587)	(1,310)
Real estate	—	(7,521)	3,617
Other invested assets	(83,624)	(25,015)	(48,827)
Miscellaneous applications	(216,406)	—	(341,099)

Total cost of investments acquired	(2,839,344)	(4,176,466)	(4,442,118)
Net decrease in policy loans	1,754	2,543	5,344

Net cost of investments acquired	(2,837,590)	(4,173,923)	(4,436,774)

Net cash provided by (used in) investing activities	(40,391)	299,337	696,399
Financing and miscellaneous activities
Borrowed funds received	1,987	—	—
Net deposits on deposit-type contract funds and other liabilities	(20,953)	(35,025)	(662,855)
Other cash provided (used)	(82,155)	(240,578)	114,184

Net cash used in financing and miscellaneous activities	(101,121)	(275,603)	(548,671)

Net increase (decrease) in cash and short-term investments	(190,050)	44,591	112,663
Cash and short-term investments:
Beginning of year	174,544	129,953	17,290

End of year	$(15,506)	$174,544	$129,953

See accompanying notes.

7

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company (the Company) is a stock life and health insurance company. The Company is directly owned by Monumental Life Insurance Company (76%), Capital Liberty Limited Partnership (CLLP) (20%), and Commonwealth General Corporation (4%). CLLP also owns 100% of the preferred stock of the Company. Each of these companies are indirect, wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products and guaranteed interest contracts and funding agreements, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

8

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to unassigned surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated

9

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

10

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts With Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue

11

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

12

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed an NAIC designation of 6, are reported at cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of noninsurance subsidiaries are accounted for under Statement of Statutory Accounting Principles (SSAP) No. 88, as disclosed in Note 2. At December 31, 2004, the Company’s noninsurance subsidiaries, which have no significant ongoing operations other than for the Company and its affiliates, are reported based on the underlying GAAP equity adjusted to a statutory basis plus the admitted portion of goodwill. All other noninsurance subsidiaries are accounted for based on GAAP equity.

13

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances and other “admitted assets” are valued principally at cost.

The Company has minor ownership interests in limited partnerships. The Company carries these interests based on its interest in the underlying GAAP equity of the investee. The company did not recognize any impairment write-down for its investments in limited partnerships during the years ended December 31, 2005, 2004 and 2003.

Real estate is reported at depreciated cost net of related obligations. Depreciation of real estate is computed principally by the straight-line method over the estimated useful lives of the properties.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and nonredeemable preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2005 and 2004 the Company excluded investment income due and accrued of $1,188 and $681, respectively, with respect to such practices.

14

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2005, securities with a book value of $1,991 and a market value of $1,981 were subject to dollar reverse repurchase agreements.

Derivative Instruments
Swaps that are designated in hedging relationships and meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements with any premium or discount amortized into income over the life of the contract. For foreign currency swaps, the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Options are marked to fair value in the balance sheet and the fair value adjustment is recorded in the statement of operations. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financials statements.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

15

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

The carrying value of derivative instruments are reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the balance of the derivatives as of the end of the reporting period. As of December 31, 2005 and 2004, derivatives in the amount of $5,065 and $14,838, respectively, were reflected in the other liabilities line within the financial statements.

Aggregate Reserves for Policies and Contracts

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 10.00 percent and mortality rates, where appropriate, from a variety of tables.

16

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

17

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $667,229, $619,697, and $461,451 in 2005, 2004, and 2003, respectively. In addition, the Company received $28,421, $25,757, and $22,304, in 2005, 2004 and 2003, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Separate accounts predominately held by the Company, primarily for individual policyholders, do not have any minimum guarantees, and the investment risks associated with market value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks and long-term bonds.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is transferred to the general account and reported in the statements of operations. Assets in the accounts, carried at estimated fair value, consist primarily of long-term bonds.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

18

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $1,909 and $1,025 for the years ended December 31, 2005 and 2004, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $188 and $0, for years ended December 31, 2005 and 2004, respectively.

Reclassifications

Certain reclassifications have been made to the 2004 and 2003 financial statements to conform to the 2005 presentation.

2.	Accounting Changes

Effective January 1, 2003, the Company adopted SSAP No. 86 - Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change of accounting principle had no net impact on unassigned surplus as of January 1, 2003.

19

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2.	Accounting Changes (continued)

Effective January 1, 2005, the Company adopted SSAP No. 88 – Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46 and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

Effective January 1, 2005, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 91 – Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

3.	Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for bonds and preferred stocks other than affiliates are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stock securities of unaffiliated entities are based on quoted market prices.

20

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3.	Fair Values of Financial Instruments (continued)

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Short-term notes receivable from affiliates: The carrying amount for short-term notes receivable from affiliates approximate their fair values.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contract liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Interest rate swaps and call options: Estimated fair values of swaps, including interest rate and currency swaps and call options, are based on pricing models or formulas using current assumptions.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Separate account annuity liabilities: The fair value of separate account annuity liabilities approximate the market value of the separate account assets.

Fair values for the Company’s insurance contracts (including separate account universal life liabilities) other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

21

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3.	Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2005		2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$(15,506)	$(15,506)	$174,544	$174,544
Bonds	4,213,730	4,366,254	4,323,656	4,544,924
Preferred stocks, other than affiliates	4,915	5,115	7,915	8,352
Common stocks, other than affiliates	1	1	1,882	1,882
Mortgage loans on real estate	522,120	556,984	587,506	651,957
Policy loans	149,897	149,897	151,651	151,651
Short-term notes receivable from affiliates	—	—	50,000	50,000
Interest rate swaps	(5,065)	50,304	(14,838)	28,615
Call options	—	272	—	—
Credit default swaps	—	980	—	1,139
Separate account assets	9,127,932	9,127,932	8,457,916	8,457,916
Liabilities
Investment contract liabilities	2,165,385	2,198,897	2,390,077	2,509,542
Separate account annuity liabilities	9,071,923	9,071,923	8,401,773	8,401,773

4.	Investments

The Company owns 8.2% and 100% of the outstanding common stock of Buena Sombra Insurance Agency at December 31, 2005 and 2004, respectively. The cost of this subsidiary was $100. The Company owns 100% of the outstanding common stock of JMH Operating Company at December 31, 2005 and 2004. The cost of this subsidiary was $4,411. The Company owns 32% of the outstanding common stock of Real Estate Alternative Portfolio 3A at December 31, 2005 and 2004. The cost of this subsidiary was $2,334 and $1,801 as of December 31, 2005 and 2004, respectively. Buena Sombra, JMH Operating Company, and Real Estate Alternative Portfolio 3A are all valued based upon the equity basis as described in the Purposes and Procedures Manual of the Securities Valuation Office of the NAIC.

The Company also owns 100% of the outstanding preferred shares of GTFP, an affiliated company, at December 31, 2005 and 2004. The cost of this subsidiary was $47,321 and $51,926 as of December 31, 2005 and 2004, respectively. GTFP is valued based upon amortized cost.

22

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The carrying amounts and estimated fair values of investments in bonds and preferred stock were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$164,237	$12,492	$322	$554	$175,853
State, municipal and other government	51,060	6,297	324	374	56,659
Public utilities	264,552	23,925	1,050	1,102	286,325
Industrial and miscellaneous	2,878,822	154,125	24,030	9,031	2,999,886
Mortgage and other asset-backed securities	855,059	16,560	4,807	19,281	847,531

	4,213,730	213,399	30,533	30,342	4,366,254
Preferred stocks	4,915	200	—	—	5,115

	$4,218,645	$213,599	$30,533	$30,342	$4,371,369

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$228,088	$8,330	$108	$663	$235,647
State, municipal and other government	73,427	9,083	665	193	81,652
Public utilities	259,992	21,804	317	631	280,848
Industrial and miscellaneous	2,664,893	211,302	7,478	4,869	2,863,848
Mortgage and other asset-backed securities	1,097,256	12,275	5,401	21,202	1,082,928

	4,323,656	262,794	13,969	27,558	4,544,923
Preferred stocks	7,915	437	—	—	8,352

	$4,331,571	$263,231	$13,969	$27,558	$4,553,275

23

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The Company held bonds at December 31, 2005 and 2004 with a carrying amount of $11,243 and $29,603, respectively, and amortized cost of $17,631 and $34,465, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These bonds are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2005, for securities in a continuous loss position greater than or equal to twelve months, the Company held 143 securities with a carrying value of $390,506 and an unrealized loss of $30,342 with an average price of 92.2 (NAIC market value/amortized cost). Of this portfolio, 86% was investment grade with associated unrealized losses of $11,195.

At December 31, 2005, for securities that have been in an unrealized loss position for less than twelve months, the Company held 288 securities with a carrying value of $1,291,458 and an unrealized loss of $30,533 with an average price of 97.6 (NAIC market value/amortized cost). Of this portfolio, 94.5% was investment grade with associated unrealized losses of $27,444.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the Statement of Operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

24

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The estimated fair value of bonds with gross unrealized losses at December 31, 2005 and 2004 are as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2005
Bonds:
United States Government and agencies	$38,237	$14,992	$53,229
State, municipal and other government	6,013	2,496	8,509
Public utilities	58,750	34,707	93,457
Industrial and miscellaneous	884,971	142,922	1,027,893
Mortgage and other asset-backed securities	272,954	165,047	438,001

	$1,260,925	$360,164	$1,621,089

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2004
Bonds:
United States Government and agencies	$22,050	$18,490	$40,540
State, municipal and other government	8,267	2,226	10,493
Public utilities	31,892	15,946	47,838
Industrial and miscellaneous	290,683	87,162	377,845
Mortgage and other asset-backed securities	470,171	96,212	566,383

	$823,063	$220,036	$1,043,099

The carrying amounts and estimated fair values of bonds at December 31, 2005, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$86,639	$87,356
Due after one year through five years	976,061	978,615
Due after five years through ten years	896,539	921,408
Due after ten years	1,399,432	1,531,344

	3,358,671	3,518,723
Mortgage and other asset-backed securities	855,059	847,531

	$4,213,730	$4,366,254

25

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

There were no significant concentrations of credit risk for the Company as of December 31, 2005. Significant concentrations of credit risk were held in the Asset-Backed Security Aircraft sector at December 31, 2004. Evaluations of underlying undiscounted cash flows indicate a full return of principal at, or above, the present carrying amount. The fair value, carrying amount, and unrealized loss amounts are as follows:

	2005	2004
Fair value	$—	$16,444
Carrying amount	—	33,294

Unrealized loss	$—	$16,850

A detail of net investment income is presented below:

	Year Ended December 31
	2005	2004	2003
Income on bonds and preferred stocks	$250,027	$236,959	$240,472
Dividends on equity investments	—	4,569	1,509
Income on mortgage loans	46,628	51,556	64,327
Rental income on real estate	—	914	5,455
Interest on policy loans	6,885	6,280	7,856
Other investment income	7,837	6,150	3,358

Gross investment income	311,377	306,428	322,977
Less investment expenses	16,097	15,900	19,975

Net investment income	$295,280	$290,528	$303,002

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2005	2004	2003
Proceeds	$2,538,174	$3,898,355	$4,633,213

Gross realized gains	$16,991	$35,447	$108,155
Gross realized losses	(24,976)	(38,208)	(82,909)

Net realized gains (losses)	$(7,985)	$(2,761)	$25,246

26

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

Gross realized losses in 2005, 2004, and 2003 include $4,322, $13,564, and $37,918, respectively that relate to losses recognized on other than temporary declines in fair values of debt securities.

At December 31, 2005, investments with an aggregate carrying amount of $2,930 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains (losses) on investments and change in net unrealized capital gains (losses) are summarized below:

	Realized
	Year Ended December 31
	2005	2004	2003
Debt securities	$(7,985)	$(2,761)	$25,246
Equity securities	1,396	33,913	(3,777)
Mortgage loans on real estate	185	—	14,517
Real estate	1,524	271	371
Other invested assets	24,546	7,180	(45,458)

	19,666	38,603	(9,101)
Federal income tax effect	(17,252)	(15,820)	—
Transfer (to) from interest maintenance reserve	4,359	(8,819)	(35,587)

Net realized capital gains (losses) on investments	$6,773	$13,964	$(44,688)

	Change in Unrealized
	Year Ended December 31
	2005	2004	2003
Bonds and preferred stocks	$(11,780)	$6,201	$60,104
Common stocks	125	(32,209)	23,359
Mortgage loans on real estate	—	—	1,382
Derivatives	16,872	(4,303)	(4,588)
Other invested assets	(12,839)	19,360	22,452

Change in net unrealized capital gains/losses	$(7,622)	$(10,951)	$102,709

27

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

Gross unrealized gains and gross unrealized losses on common stocks were as follows:

	December 31
	2005	2004
Unrealized gains	$537	$47
Unrealized losses	(4,422)	(4,057)

Net unrealized gains	$(3,885)	$(4,010)

During 2005, the Company issued mortgage loans with interest rates ranging from 3.92% to 6.25%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 91%. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. At December 31, 2005, mortgage loans with a carrying value of $4,797 were non-income producing for the previous 180 days. Accrued interest of $991 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2005 and 2004, the carry value of impaired loans with a related allowance for credit losses were $4,545 and $4,358, respectively, with associated allowances of $750 and $750, respectively. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2005 or 2004. The average recorded investment in impaired loans was $4,457 and $1,450 at December 31, 2005 and 2004, respectively.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $2 and $1 for the years ended December 31, 2005 and 2004, respectively. There was no interest income recognized on a cash basis for years ended December 31, 2005 or 2004, respectively.

28

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2005	2004
Balance at beginning of period	$750	$—
Additions, net charged to operations	—	750

Balance at end of period	$750	$750

During 2005, 2004 and 2003, mortgage loans of $0, $7,527, and $3,725, respectively, were foreclosed and transferred to real estate. At December 31, 2005 and 2004, the Company held a mortgage loan loss reserve in the AVR of $33,367 and $37,033, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution

	December 31			December 31
	2005	2004		2005	2004
Middle Atlantic	29%	29%	Office	31%	29%
Pacific	19	26	Retail	22	22
South Atlantic	18	12	Apartment	16	17
E. North Central	16	18	Agricultural	11	12
E. South Central	7	6	Industrial	11	10
New England	4	3	Other	9	10
W. South Central	3	2
W. North Central	2	2
Mountain	2	2

29

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2005 and 2004, the Company had replicated assets with a fair value of $175,353 and $165,679 and credit default swaps with a fair value of $980 and $1,139, respectively. During the years ended December 31, 2005, 2004, and 2003, the Company did not recognize any capital losses related to credit default swaps.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2005, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $55,122.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

30

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

At December 31, 2005, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $10,703.

For the years ended December 31, 2005 and 2004, the Company recorded unrealized gains (losses) of $6,353 and $0, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 Indices. The Company uses S&P 500 and NASDAQ 1000 options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded as income in the financial statements. The Company recognized income (loss) from options contracts in the amount of $0, $(1), and $47, for the years ended December 31, 2005, 2004, and 2003, respectively.

At December 31, 2005 and 2004, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2005	2004
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$637,489	$736,789
Receive floating – pay floating	274,119	294,027
Receive floating – pay fixed	456,712	484,977

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and

31

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $317, $898 and $(829) for the years ended December 31, 2005, 2004, and 2003, respectively.

Open futures contracts at December 31, 2005 and 2004, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2005
41	S&P 500 March 2006 Futures	$13,091	$12,862
December 31, 2004
37	S&P 500 March 2005 Futures	$11,148	$11,227

The Company’s use of futures contracts may expose the Company to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Company’s hedging strategy to be unsuccessful and result in losses.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company owns an option to acquire shares of Class C Voting stock of AEGON USA, Inc., an affiliate. Refer to Note 10, Related Party Transactions, for a further discussion of the stock option agreement.

32

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5.	Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2005	2004	2003
Direct premiums	$899,134	$858,426	$707,100
Reinsurance assumed	20,065	97,207	102,095
Reinsurance ceded	(31,413)	(34,594)	(31,037)

Net premiums earned	$887,786	$921,039	$778,158

The reinsurance assumed reflected in the table above includes premiums assumed from related parties of $7,608, $66,916, and $63,403 for the years ended December 31, 2005, 2004, and 2003, respectively. The related aggregate reserves for policies and contracts are $2,062,833 and $2,214,064 at December 31, 2005 and 2004, respectively.

The Company received reinsurance recoveries in the amount of $14,571, $14,151, and $12,190 during 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $4,840 and $3,784, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2005 and 2004 of $45,888 and $33,777, respectively.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,192 and the reserve credit taken of $3,167 was credited directly to unassigned surplus on a net of tax basis. During 2005, 2004 and 2003, the Company has amortized $70, $72 and $75, respectively, into earnings with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit.

33

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5.	Reinsurance (continued)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $844,160 and $908,000 at December 31, 2005 and 2004, respectively.

On June 30, 2004, Academy Life Insurance Company, an affiliate, recaptured the business it had ceded under a reinsurance treaty with the Company. The Company paid $81,322 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $88,102 related to the recapture has been reported as revenue in the Company’s Statement of Operations.

Effective January 1, 2005, Monumental Life Insurance Company, an affiliate, recaptured the business it had ceded to the Company. The Company received $5,384 as consideration for this recapture and released $8,471 in reserves related to this transaction, which has been included in the Company’s Statement of Operations.

Effective December 30, 2005, Academy Life Insurance Company, an affiliate, recaptured the business it had ceded to the Company. The Company received $31 as consideration for this recapture and released $200 in reserves related to this transaction, which has been included in the Company’s Statement of Operations.

6.	Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31
	2005	2004
Deferred income tax assets:
Accrued bonus	$1,063	$—
Deferred intercompany loss	4,331	7,303
Derivatives	4,819	—
Guaranty funds	2,616	2,630
Nonadmitted assets	1,863	1,896
Tax basis deferred acquisition costs	31,090	31,258
Reserves	23,541	32,239
Unrealized capital losses	21,545	16,069
Other	2,800	1,595

Total deferred income tax assets	$93,668	$92,990

Total deferred income tax assets – nonadmitted	$42,315	$42,680

34

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6.	Income Taxes (continued)

Deferred income tax liabilities:
§807(f) Adjustment – Liability	$2,827	$3,454
Partnerships	7,096	4,995
Unrealized capital gains	6,165	11,219
Deferred intercompany gains	2,082	1,195
Other	492	563

Total deferred income tax liabilities	$18,662	$21,426

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2005	2004	2003
Change in net deferred income tax asset	$3,443	$(29,557)	$(24,045)

Change in deferred income tax assets - nonadmitted	$(365)	$(12,859)	$(22,271)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2005	2004	2003
Income tax computed at the federal statutory rate (35%)	$32,203	$39,964	$20,689
Amortization of IMR	(356)	268	507
Deferred acquisition costs – tax basis	(113)	(2,945)	(1,909)
Depreciation	(83)	(153)	(136)
Dividends received deduction	(1,432)	(1,251)	(1,039)
Tax credits	(22,716)	(35,412)	(9,988)
Prior year over accrual	(7,560)	(4,393)	(5,363)
Tax reserve valuation	(1,564)	(459)	1,952
All other adjustments	(2,608)	(6,203)	3,254

Federal income tax expense (benefit)	$(4,229)	$(10,584)	$7,967

Tax credits include low income housing credits which are investments for which the Company’s primary benefit is a reduction in income tax expense via tax credits.

35

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6.	Income Taxes (continued)

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements of income deferred in the PSA ($17,425 at December 31, 2005). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $6,099.

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The consolidated tax group, in which the Company is included, incurred income taxes during 2005, 2004 and 2003 of $282,000, $280,000, and $200,000, respectively that will be available for recoupment in the event of future net losses.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination for 2001 through 2003 is complete and an examination is underway for 2004. The Company believes the ultimate settlement of open tax years will not be material to the Company’s financial position.

7.	Policy and Contract Attributes

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted 2.37% and 2.56% of ordinary life insurance in force at December 31, 2005 and 2004, respectively.

36

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2005		2004
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$335,230	3%	$496,694	4%
Subject to discretionary withdrawal at book value less surrender charge	8,470	—	15,470	—
Subject to discretionary withdrawal at market value	8,944,546	71	8,197,024	68
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	978,264	8	1,004,433	8
Not subject to discretionary withdrawal provision	2,334,392	18	2,445,865	20

Total policy reserves on annuities and deposit fund liabilities	$12,600,902	100%	$12,159,486	100%

Included in the liability for deposit-type contracts at December 31, 2005 and 2004 are approximately $272,521 and $272,432, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2005, the contractual maturities were: 2006 - $263,473; 2007 - $0; 2008 - $0; 2009 - $0; 2010 - $0 and thereafter - $9,048.

37

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2005 and 2004, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

	Gross	Loading	Net
December 31, 2005
Life and annuity:
Ordinary direct first year business	$4,161	$3,053	$1,108
Ordinary direct renewal business	20,398	4,326	16,072
Group life direct business	28,124	9,437	18,687
Reinsurance ceded	(156)	—	(156)

Total life and annuity	52,527	16,816	35,711
Accident and health:
Direct	10,807	—	10,807
Reinsurance assumed	49	—	49
Reinsurance ceded	(65)	—	(65)

Total accident and health	10,791	—	10,791

	$63,318	$16,816	$46,502

December 31, 2004
Life and annuity:
Ordinary direct first year business	$4,948	$3,192	$1,756
Ordinary direct renewal business	19,655	4,421	15,234
Group life direct business	29,186	9,858	19,328
Reinsurance ceded	(462)	—	(462)

Total life and annuity	53,327	17,471	35,856
Accident and health:
Direct	7,842	—	7,842
Reinsurance assumed	8,936	—	8,936
Reinsurance ceded	(60)	—	(60)

Total accident and health	16,718	—	16,718

	$70,045	$17,471	$52,574

38

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

At December 31, 2005 and 2004, the Company had insurance in force aggregating $3,014,209 and $2,857,421, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $10,971 and $10,704 to cover these deficiencies at December 31, 2005 and 2004, respectively.

Separate accounts held by the Company represent funds held for individual policyholders. The assets in the separate accounts, carried at estimated fair value, consist of common stocks (including mutual funds), mortgage loans, long-term bonds and cash.

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2005	$—	$443	$666,785	$667,228

Reserves for separate accounts as of December 31, 2005 with assets at:
Fair value	$48,058	$39,779	$9,029,198	$9,117,035

	$48,058	$39,779	$9,029,198	$9,117,035

Reserves by withdrawal characteristics as of December 31, 2005:
With market value adjustment	$—	$39,779	$—	$39,779
At market value	—	—	8,956,181	8,956,181
Not subject to discretionary withdrawal	48,058	—	73,017	121,075

Total	$48,058	$39,779	$9,029,198	$9,117,035

39

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2004	$—	$107	$619,404	$619,511

Reserves for separate accounts as of December 31, 2004 with assets at:
Fair value	$135,147	$42,184	$8,267,641	$8,444,972

	$135,147	$42,184	$8,267,641	$8,444,972

Reserves by withdrawal characteristics as of December 31, 2004:
With market value adjustment	$89,343	$42,184	$—	$131,527
At market value	—	—	8,208,852	8,208,852
Not subject to discretionary withdrawal	45,804	—	58,789	104,593

Total	$135,147	$42,184	$8,267,641	$8,444,972

Premiums, deposits and other considerations for the year ended December 31, 2003	$—	$291	$461,028	$461,319

Reserves for separate accounts as of December 31, 2003 with assets at:
Fair value	$308,924	$46,257	$7,210,346	$7,565,527

	$308,924	$46,257	$7,210,346	$7,565,527

Reserves by withdrawal characteristics as of December 31, 2003:
With market value adjustment	$80,397	$46,257	$—	$126,654
At market value	—	—	7,195,706	7,195,706
Not subject to discretionary withdrawal	228,527	—	14,640	243,167

Total	$308,924	$46,257	$7,210,346	$7,565,527

40

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2005	2004	2003
Transfers as reported in the summary of operations of the Company’s separate accounts annual statement:
Transfers to separate accounts	$667,230	$619,696	$461,451
Transfers from separate accounts	(504,566)	(561,230)	(603,249)

Net transfers to (from) separate accounts	162,664	58,466	(141,798)
Reconciling adjustments	6,846	(132)	4,963

Net transfers to (from) separate accounts, as reported herein	$169,510	$58,334	$(136,835)

At December 31, 2005 and 2004, the Company had variable annuities with minimum guaranteed income benefits as follows:

Year Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2005 Minimum Guaranteed Income Benefit	$17,272	$218	$—
2004 Minimum Guaranteed Income Benefit	$16,486	$145	$—

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

41

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

At December 31, 2005, 2004 and 2003, the Company had variable annuities with minimum guaranteed death benefits as follows:

Year Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2005 Minimum Guaranteed Death Benefit	$6,189,664	$21,169	$—
2004 Minimum Guaranteed Death Benefit	$5,948,949	$19,156	$—
2003 Minimum Guaranteed Death Benefit	$5,471,422	$17,277	$—

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

8.	Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102 percent of the fair market value of the loaned securities as of the transaction date. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 100 percent of the fair value of the loaned securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102 percent of the fair value of the loaned securities. The agreement does not allow rehypothication of collateral by any party involved, but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2005 and 2004, respectively, securities in the amount of $80,269 and $416,625 were on loan under securities lending agreements.

9.	Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2006, without prior regulatory approval, is $96,236.

42

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9.	Dividend Restrictions (continued)

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus to be maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, the Company meets the RBC requirements.

10.	Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2005, 2004, and 2003, the Company paid $37,654, $25,768, and $28,424, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the 30-day commercial paper rate. During 2005, 2004, and 2003, the Company paid net interest of $2,141, $1,363, and $640, respectively, to affiliates.

At December 31, 2004, the Company had net short-term notes receivable from affiliates of $50,000. Interest on these notes accrues at the 30-day commercial paper rate at the time of issuance. The short-term note receivable outstanding at December 31, 2004 was fully repaid in January 2005.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by Capital Liberty Limited Partnership (“CLLP”). The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8.5% per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value. At December 31, 2005, cumulative unpaid dividends relating to the preferred shares were $186,864.

43

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10.	Related Party Transactions (continued)

During 2001, the Company purchased an option from AEGON USA, Inc. (AEGON), an affiliate, for $679. This option allows the Company to purchase up to 2,500 shares of Class C common stock of AEGON at 99.75% of their fair value determined on the date of exercise. The Class C common stock shares have the right, as a Class, to elect the majority of the Board of Directors of AEGON. There are currently no outstanding Class C shares of AEGON. At December 31, 2005 and 2004, the carrying value and fair value of this option is $0 and $0, respectively.

11.	Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2005, 2004 and 2003, the Company sold $2,344, $5,749, and $8,514, respectively, of agent balances without recourse to an affiliated entity. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliate company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2005 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain (Loss)
Bonds:
NAIC 3	1	$5,015	$4,896	$(147)

44

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12.	Commitments and Contingencies

The Company may pledge assets as collateral for derivative transactions. In conjunction with these transactions, the Company had pledged invested assets with a carrying value and market value of, $1,808 and $1,820, respectively, at December 31, 2005 and $10,946 and $1,042, respectively, at December 31, 2004. Securities were posted to the Company related to derivative transactions in the amount of $6,660 and $12,706 as of December 31, 2005 and 2004, respectively, which were not included in the financials of the Company.

The Company has contingent commitments for additional funding of $70,638 and $54,068 at December 31, 2005 and 2004, respectively, for various joint ventures, partnerships, and limited liability companies.

At December 31, 2005 and 2004, the net amount of securities being acquired on a “to be announced” (TBA) basis was $0 and $219,805, respectively.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $7,531 and $7,549 and an offsetting premium tax benefit of $904 and $1,075 at December 31, 2005 and 2004, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.

45

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12.	Commitments and Contingencies (continued)

As of December 31, 2005, the Company entered into a credit enhancement and a standby liquidity asset agreement with a trust that owns securities that are effectively beneficial interests, for commitment amounts of $244,019 for which the Company was paid a fee. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

13.	Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operation. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and income annuities	C,B,P,U	$530,802
Bolinger, Inc. 101 JFK Parkway Short Hills, NJ 07078	22-0781130	No	Group A&H/ Life	C,CA,R,B,P,U	45,291
All others less than 5% of unassigned surplus					—

Total					$576,093

C-	Claims Payment
CA-	Claims Adjustment
R-	Reinsurance Ceding
B-	Binding Authority
P-	Premium Collection
U-	Underwriting

14.	Debt

The Company has an outstanding liability for borrowed money in the amount of $1,987 as of December 31, 2005 due to participation in dollar reverse repurchase agreements. The company enters reverse dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received as stated in Note 1.

46

Statutory-Basis Financial

Statement Schedules

47

Peoples Benefit Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2005

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$164,236	$175,852	$164,236
States, municipalities and political subdivisions	26,156	25,771	26,156
Foreign governments	47,826	53,669	47,826
Public utilities	264,552	286,326	264,552
All other corporate bonds	3,710,960	3,824,636	3,710,960
Unaffiliated preferred stocks	4,915	5,115	4,915

Total fixed maturities	4,218,645	4,371,369	4,218,645
Equity securities
Unaffiliated common stocks:
Industrial, miscellaneous and all other	12	1	1

Total equity securities	12	1	1
Mortgage loans on real estate	522,120		522,120
Policy loans	149,897		149,897
Other long-term investments	332,733		332,733
Cash and short-term investments	(15,506)		(15,506)

Total investments	$5,207,901		$5,207,890

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

48

Peoples Benefit Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2005
Individual life	$366,199	$—	$7,091	$62,282	$26,727	$47,661	$11,806
Individual health	18,306	2,497	3,502	16,421	1,534	11,518	3,308	$16,495
Group life and health	646,367	19,954	29,546	136,425	44,742	99,354	50,475	134,541
Annuity	2,443,637	—	1	672,658	222,277	702,048	211,479

	$3,474,509	$22,451	$40,140	$887,786	$295,280	$860,581	$277,068

Year ended December 31, 2004
Individual life	$375,624	$—	$7,200	$68,958	$27,403	$53,127	$85,054
Individual health	16,618	2,731	4,513	18,330	1,365	13,350	5,573	$18,297
Group life and health	656,347	16,106	36,197	204,360	42,763	147,026	66,508	135,993
Annuity	2,592,840	—	—	629,391	218,997	751,096	100,088

	$3,641,429	$18,837	$47,910	$921,039	$290,528	$964,599	$257,223

Year ended December 31, 2003
Individual life	$461,978	$—	$9,039	$78,107	$27,233	$78,168	$22,137
Individual health	13,985	3,261	5,069	21,198	1,220	11,825	7,743	$18,982
Group life and health	682,376	17,570	37,586	202,566	40,312	139,504	65,443	138,274
Annuity	2,682,393	—	—	476,287	234,237	812,467	(83,636)

	$3,840,732	$20,831	$51,694	$778,158	$303,002	$1,041,964	$11,687

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

49

Peoples Benefit Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2005
Life insurance in force	$9,065,012	$5,046,843	$1,652,481	$5,670,650	29%

Premiums:
Individual life	$75,439	$14,427	$1,269	$62,281	2%
Individual health	16,495	187	114	16,422	1%
Group life and health	134,542	16,799	18,682	136,425	14%
Annuity	672,658	—	—	672,658	0%

	$899,134	$31,413	$20,065	$887,786	2%

Year ended December 31, 2004
Life insurance in force	$9,096,026	$5,012,082	$1,800,618	$5,884,562	31%

Premiums:
Individual life	$74,758	$13,938	$8,138	$68,958	12%
Individual health	18,297	222	255	18,330	1%
Group life and health	135,993	20,434	88,801	204,360	43%
Annuity	629,378	—	13	629,391	0%

	$858,426	$34,594	$97,207	$921,039	11%

Year ended December 31, 2003
Life insurance in force	$7,740,015	$3,570,162	$2,222,407	$6,392,260	35%

Premiums:
Individual life	$73,577	$9,375	$13,905	$78,107	18%
Individual health	18,982	301	2,517	21,198	12%
Group life and health	138,274	21,361	85,653	202,566	42%
Annuity	476,267	—	20	476,287	0%

	$707,100	$31,037	$102,095	$778,158	13%

50

FINANCIAL STATEMENTS

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Year Ended December 31, 2005

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Financial Statements

Year Ended December 31, 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

Of the Advisor’s Edge Variable Annuity

People’s Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of the People’s Benefit Life Insurance Company Separate Account V (comprised of VA Small Value, VA Large Value, VA International Value, VA International Small, VA Short-Term Fixed, VA Global Bond, Federated American Leaders, Federated Capital Income, Federated Prime Money, Federated High Income Bond, Federated Fund for U.S. Government Securities II, Wanger U.S. Smaller Companies, Wanger International Small Cap, Gartmore GVIT Developing Markets, WFVT Multi Cap Value, Liberty Small Company Growth, Credit Suisse – International Focus, Credit Suisse – Small Cap Growth, Asset Allocation – Growth, Asset Allocation – Conservative, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, American Century International, Capital Guardian Global, Capital Guardian Value, Clarion Global Real Estate Securities, Great Companies – Americasm, Great Companies – Technologysm, Templeton Great Companies Global, J.P. Morgan Enhanced Index, Janus Growth, PIMCO Total Return, Salomon All Cap, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Value Balanced, Van Kampen Active International Allocation, Van Kampen Mid Cap Growth, AllianceBernstein Growth, AllianceBernstein Global Technology, AllianceBernstein Large Cap Growth, Dreyfus – Core Bond, Dreyfus Socially Responsible Growth Fund, Inc. – Service Class, Dreyfus VIF – Appreciation, Transamerica Small/Mid Cap Value, Seligman Global Technology, Seligman Communications and Information, Seligman Capital, Equity Index, Mid – Cap Index, REIT Index, Short – Term Investment Grade, Total Bond Market Index, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies subaccounts), which are available for investment by contract owners of Advisor’s Edge Variable Annuity, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the

Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of People’s Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of Advisor’s Edge Variable Annuity at December 31, 2005, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 3, 2006

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	VA Small Value Subaccount	VA Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount
Assets
Investment in securities:
Number of shares	4,198,952.436	4,443,354.914	3,335,544.380	3,232,196.324

Cost	$56,765,314	$58,784,146	$38,877,996	$31,061,658

Investments in mutual funds, at net asset value	$60,674,863	$71,404,713	$52,501,469	$39,562,083
Receivable for units sold	138	287	—	—

Total assets	60,675,001	71,405,000	52,501,469	39,562,083

Liabilities
Payable for units redeemed	—	—	31	3

	$60,675,001	$71,405,000	$52,501,438	$39,562,080

Net Assets:
Deferred annuity contracts terminable by owners	$60,675,001	$71,405,000	$52,501,438	$39,562,080

Total net assets	$60,675,001	$71,405,000	$52,501,438	$39,562,080

Accumulation units outstanding:
M&E - 0.55%	6,557,739	7,959,434	4,527,536	3,701,881

M&E - 0.60%	15,558,940	28,072,053	15,011,306	9,183,697

M&E - 0.65%	423,368	690,914	655,503	555,960

M&E - 0.75%	2,417,755	4,122,414	2,111,303	1,410,591

Accumulation unit value:
M&E - 0.55%	$1.244835	$1.245911	$1.394929	$1.435123

M&E - 0.60%	$1.977030	$1.267152	$1.790869	$2.185709

M&E - 0.65%	$40.162336	$30.001098	$23.717646	$19.990937

M&E - 0.75%	$1.963698	$1.258606	$1.778797	$2.170995

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	VA Short-Term Fixed Subaccount	VA Global Bond Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount
Assets
Investment in securities:
Number of shares	4,130,931.630	5,133,945.615	245,187.059	103,798.741

Cost	$42,165,721	$53,990,493	$4,268,571	$824,139

Investments in mutual funds, at net asset value	$41,391,935	$51,852,851	$5,242,099	$927,961
Receivable for units sold	—	195	—	—

Total assets	41,391,935	51,853,046	5,242,099	927,961

Liabilities
Payable for units redeemed	774	—	60	15

	$41,391,161	$51,853,046	$5,242,039	$927,946

Net Assets:
Deferred annuity contracts terminable by owners	$41,391,161	$51,853,046	$5,242,039	$927,946

Total net assets	$41,391,161	$51,853,046	$5,242,039	$927,946

Accumulation units outstanding:
M&E - 0.55%	4,844,888	10,115,003	316,898	23,809

M&E - 0.60%	19,389,444	21,066,501	1,469,363	85,044

M&E - 0.65%	899,407	720,214	100,341	37,509

M&E - 0.75%	2,545,735	2,474,387	459,586	288,725

Accumulation unit value:
M&E - 0.55%	$1.018433	$1.038489	$1.141798	$1.161939

M&E - 0.60%	$1.084541	$1.187062	$1.094828	$0.954206

M&E - 0.65%	$14.105109	$18.638944	$27.623312	$14.542572

M&E - 0.75%	$1.077128	$1.179060	$1.087418	$0.947787

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount
Assets
Investment in securities:
Number of shares	10,776,912.470	1,336,841.414	722,591.386	283,205.551

Cost	$10,776,912	$10,493,123	$8,368,565	$8,110,182

Investments in mutual funds, at net asset value	$10,776,912	$10,347,153	$8,208,638	$9,883,874
Receivable for units sold	44	—	—	—

Total assets	10,776,956	10,347,153	8,208,638	9,883,874

Liabilities
Payable for units redeemed	—	—	82	458

	$10,776,956	$10,347,153	$8,208,556	$9,883,416

Net Assets:
Deferred annuity contracts terminable by owners	$10,776,956	$10,347,153	$8,208,556	$9,883,416

Total net assets	$10,776,956	$10,347,153	$8,208,556	$9,883,416

Accumulation units outstanding:
M&E - 0.55%	1,587,529	1,108,774	505,328	822,085

M&E - 0.60%	4,639,410	2,735,413	2,423,995	2,390,532

M&E - 0.65%	214,989	254,389	256,301	97,300

M&E - 0.75%	1,300,405	792,796	411,877	953,921

Accumulation unit value:
M&E - 0.55%	$1.024237	$1.101934	$1.048066	$1.283262

M&E - 0.60%	$1.044001	$1.360432	$1.190079	$1.552374

M&E - 0.65%	$13.763074	$17.031897	$16.805776	$37.477896

M&E - 0.75%	$1.036978	$1.351274	$1.182055	$1.541919

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount	WFVT Multi Cap Value Subaccount	Liberty Small Company Growth Subaccount
Assets
Investment in securities:
Number of shares	182,260.505	509,557.503	182,144.573	206,038.178

Cost	$4,356,009	$5,198,253	$1,943,095	$1,863,353

Investments in mutual funds, at net asset value	$5,582,639	$6,649,725	$2,488,095	$2,342,654
Receivable for units sold	—	—	—	—

Total assets	5,582,639	6,649,725	2,488,095	2,342,654

Liabilities
Payable for units redeemed	246	478	116	45

	$5,582,393	$6,649,247	$2,487,979	$2,342,609

Net Assets:
Deferred annuity contracts terminable by owners	$5,582,393	$6,649,247	$2,487,979	$2,342,609

Total net assets	$5,582,393	$6,649,247	$2,487,979	$2,342,609

Accumulation units outstanding:
M&E - 0.55%	631,226	490,061	23,674	193,994

M&E - 0.60%	1,200,334	1,066,742	676,733	1,011,973

M&E - 0.65%	58,796	150,138	55,826	55,465

M&E - 0.75%	146,457	593,388	485,889	123,604

Accumulation unit value:
M&E - 0.55%	$1.473344	$1.542746	$1.375293	$1.099205

M&E - 0.60%	$1.690910	$2.154623	$1.376012	$1.177162

M&E - 0.65%	$40.423609	$15.484852	$15.407767	$14.307909

M&E - 0.75%	$1.679508	$2.140103	$1.366730	$1.169252

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Credit Suisse - International Focus Subaccount	Credit Suisse - Small Cap Growth Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount
Assets
Investment in securities:
Number of shares	262,019.808	150,458.878	75,792.154	91,308.283

Cost	$2,384,341	$2,183,089	$843,287	$1,042,785

Investments in mutual funds, at net asset value	$3,065,632	$2,240,333	$973,171	$1,043,654
Receivable for units sold	—	—	2	—

Total assets	3,065,632	2,240,333	973,173	1,043,654

Liabilities
Payable for units redeemed	160	17	—	—

	$3,065,472	$2,240,316	$973,173	$1,043,654

Net Assets:
Deferred annuity contracts terminable by owners	$3,065,472	$2,240,316	$973,173	$1,043,654

Total net assets	$3,065,472	$2,240,316	$973,173	$1,043,654

Accumulation units outstanding:
M&E - 0.55%	83,260	166,867	119,059	7,587

M&E - 0.60%	859,178	751,126	576,931	361,570

M&E - 0.65%	115,493	72,472	—	145,683

M&E - 0.75%	321,883	159,638	41,740	318,647

Accumulation unit value:
M&E - 0.55%	$1.338342	$1.033993	$1.248926	$1.128362

M&E - 0.60%	$1.311478	$1.075796	$1.333147	$1.256344

M&E - 0.65%	$12.190772	$15.028516	$1.330735	$1.254054

M&E - 0.75%	$1.302639	$1.068542	$1.325911	$1.249478

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount
Assets
Investment in securities:
Number of shares	44,443.510	241,624.799	137,317.568	35,137.417

Cost	$520,152	$2,568,842	$1,116,438	$445,961

Investments in mutual funds, at net asset value	$543,989	$3,092,797	$1,201,529	$481,031
Receivable for units sold	—	5	—	—

Total assets	543,989	3,092,802	1,201,529	481,031

Liabilities
Payable for units redeemed	—	—	1	9

	$543,989	$3,092,802	$1,201,528	$481,022

Net Assets:
Deferred annuity contracts terminable by owners	$543,989	$3,092,802	$1,201,528	$481,022

Total net assets	$543,989	$3,092,802	$1,201,528	$481,022

Accumulation units outstanding:
M&E - 0.55%	66,487	581,104	129,069	192,188

M&E - 0.60%	311,017	341,836	652,111	163,571

M&E - 0.65%	11,072	1,289,440	129,637	43,557

M&E - 0.75%	42,068	184,804	41,083	1,319

Accumulation unit value:
M&E - 0.55%	$1.166896	$1.216429	$1.260418	$1.201278

M&E - 0.60%	$1.281661	$1.316193	$1.263237	$1.200294

M&E - 0.65%	$1.279315	$1.313821	$1.260924	$1.199291

M&E - 0.75%	$1.274668	$1.309030	$1.256337	$1.197318

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Great Companies - AmericaSM Subaccount	Great Companies - TechnologySM Subaccount
Assets
Investment in securities:
Number of shares	72,473.999	214,251.558	43,170.462	11,988.870

Cost	$1,423,715	$3,539,911	$419,151	$48,034

Investments in mutual funds, at net asset value	$1,490,790	$4,235,753	$439,475	$52,271
Receivable for units sold	4	—	4	—

Total assets	1,490,794	4,235,753	439,479	52,271

Liabilities
Payable for units redeemed	—	303	—	3

	$1,490,794	$4,235,450	$439,479	$52,268

Net Assets:
Deferred annuity contracts terminable by owners	$1,490,794	$4,235,450	$439,479	$52,268

Total net assets	$1,490,794	$4,235,450	$439,479	$52,268

Accumulation units outstanding:
M&E - 0.55%	346,867	154,573	6,786	—

M&E - 0.60%	436,806	675,836	252,600	21,067

M&E - 0.65%	46,031	81,720	73,547	—

M&E - 0.75%	391,351	183,373	21,581	13,624

Accumulation unit value:
M&E - 0.55%	$1.222622	$1.537803	$1.047099	$1.095638

M&E - 0.60%	$1.221635	$2.143834	$1.244278	$1.509765

M&E - 0.65%	$1.220615	$26.412035	$1.242121	$1.507139

M&E - 0.75%	$1.218610	$2.129400	$1.237815	$1.501894

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Templeton Great Companies Global Subaccount	J.P. Morgan Enhanced Index Subaccount	Janus Growth Subaccount	PIMCO Total Return Subaccount
Assets
Investment in securities:
Number of shares	33,165.561	546,551.143	124,555.342	926,223.642

Cost	$594,031	$6,923,798	$3,472,394	$10,183,999

Investments in mutual funds, at net asset value	$623,844	$7,837,543	$4,777,943	$10,105,100
Receivable for units sold	—	—	—	—

Total assets	623,844	7,837,543	4,777,943	10,105,100

Liabilities
Payable for units redeemed	9	17	92	15

	$623,835	$7,837,526	$4,777,851	$10,105,085

Net Assets:
Deferred annuity contracts terminable by owners	$623,835	$7,837,526	$4,777,851	$10,105,085

Total net assets	$623,835	$7,837,526	$4,777,851	$10,105,085

Accumulation units outstanding:
M&E - 0.55%	33,112	69,604	178,842	1,721,067

M&E - 0.60%	107,539	1,748,695	1,272,011	5,511,284

M&E - 0.65%	309,544	442,624	363,170	653,795

M&E - 0.75%	8,615	239,167	415,747	948,782

Accumulation unit value:
M&E - 0.55%	$1.166496	$1.129319	$1.225412	$1.058625

M&E - 0.60%	$1.376581	$1.029409	$1.007861	$1.165404

M&E - 0.65%	$1.374199	$12.909972	$7.876465	$1.163292

M&E - 0.75%	$1.369443	$1.022456	$1.001070	$1.159058

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Salomon All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount
Assets
Investment in securities:
Number of shares	16,523.444	278,263.097	66,334.085	151,171.700

Cost	$209,778	$5,587,463	$934,403	$1,893,517

Investments in mutual funds, at net asset value	$243,060	$6,642,140	$1,040,782	$1,947,091
Receivable for units sold	—	421	2	242

Total assets	243,060	6,642,561	1,040,784	1,947,333

Liabilities
Payable for units redeemed	—	—	—	—

	$243,060	$6,642,561	$1,040,784	$1,947,333

Net Assets:
Deferred annuity contracts terminable by owners	$243,060	$6,642,561	$1,040,784	$1,947,333

Total net assets	$243,060	$6,642,561	$1,040,784	$1,947,333

Accumulation units outstanding:
M&E - 0.55%	—	729,191	16,959	64,045

M&E - 0.60%	190,998	2,216,478	450,810	566,946

M&E - 0.65%	5,517	1,542,179	67,450	794,646

M&E - 0.75%	24,619	668,384	82,018	160,243

Accumulation unit value:
M&E - 0.55%	$1.109463	$1.296355	$1.239692	$1.155920

M&E - 0.60%	$1.100038	$1.289246	$1.700812	$1.232834

M&E - 0.65%	$1.097576	$1.286344	$1.696982	$1.230580

M&E - 0.75%	$1.092643	$1.280569	$1.689349	$1.226111

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Van Kampen Active International Allocation Subaccount	Van Kampen Mid- Cap Growth Subaccount	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount
Assets
Investment in securities:
Number of shares	278,183.820	13,058.983	26,106.629	2,636.384

Cost	$2,781,766	$213,961	$440,011	$36,311

Investments in mutual funds, at net asset value	$3,455,043	$250,471	$526,049	$41,207
Receivable for units sold	—	1	2	—

Total assets	3,455,043	250,472	526,051	41,207

Liabilities
Payable for units redeemed	111	—	—	4

	$3,454,932	$250,472	$526,051	$41,203

Net Assets:
Deferred annuity contracts terminable by owners	$3,454,932	$250,472	$526,051	$41,203

Total net assets	$3,454,932	$250,472	$526,051	$41,203

Accumulation units outstanding:
M&E - 0.55%	127,803	25,336	2,518	—

M&E - 0.60%	745,723	155,541	324,065	31,674

M&E - 0.65%	180,499	28,658	32,269	14,130

M&E - 0.75%	80,041	78,862	116,865	4,668

Accumulation unit value:
M&E - 0.55%	$1.299360	$1.152927	$1.203577	$1.139690

M&E - 0.60%	$1.311116	$0.843017	$1.107301	$0.817392

M&E - 0.65%	$12.226714	$0.841117	$1.104812	$0.815530

M&E - 0.75%	$1.302305	$0.837324	$1.099834	$0.811860

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	AllianceBernstein Large Cap Growth Subaccount	Dreyfus - Core Bond Subaccount	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount	Dreyfus VIF - Appreciation Subaccount
Assets
Investment in securities:
Number of shares	8,950.620	57,083.859	23,145.386	13,913.835

Cost	$215,817	$738,816	$541,372	$454,914

Investments in mutual funds, at net asset value	$237,549	$730,103	$599,465	$513,699
Receivable for units sold	2	—	—	7

Total assets	237,551	730,103	599,465	513,706

Liabilities
Payable for units redeemed	—	2	2	—

	$237,551	$730,101	$599,463	$513,706

Net Assets:
Deferred annuity contracts terminable by owners	$237,551	$730,101	$599,463	$513,706

Total net assets	$237,551	$730,101	$599,463	$513,706

Accumulation units outstanding:
M&E - 0.55%	—	82,174	137,942	8,737

M&E - 0.60%	158,414	216,637	350,911	322,904

M&E - 0.65%	27,405	130,499	64,568	63,024

M&E - 0.75%	59,280	188,150	105,745	106,553

Accumulation unit value:
M&E - 0.55%	$1.247020	$1.069984	$1.082694	$1.061729

M&E - 0.60%	$0.971038	$1.203199	$0.865002	$1.026056

M&E - 0.65%	$0.968833	$1.200485	$0.863032	$1.023726

M&E - 0.75%	$0.964473	$1.195093	$0.859154	$1.019142

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Transamerica Small/Mid Cap Value Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount
Assets
Investment in securities:
Number of shares	77,352.001	8,717.869	10,201.130	13,298.273

Cost	$709,915	$100,839	$120,897	$142,416

Investments in mutual funds, at net asset value	$1,417,862	$117,255	$139,960	$180,989
Receivable for units sold	—	—	—	1

Total assets	1,417,862	117,255	139,960	180,990

Liabilities
Payable for units redeemed	91	3	5	—

	$1,417,771	$117,252	$139,955	$180,990

Net Assets:
Deferred annuity contracts terminable by owners	$1,417,771	$117,252	$139,955	$180,990

Total net assets	$1,417,771	$117,252	$139,955	$180,990

Accumulation units outstanding:
M&E - 0.55%	—	18,917	24,171	—

M&E - 0.60%	145,973	51,528	50,303	79,133

M&E - 0.65%	47,454	35,267	55,146	76,751

M&E - 0.75%	25,269	17,094	—	19,759

Accumulation unit value:
M&E - 0.55%	$—	$1.140132	$1.173049	$1.166665

M&E - 0.60%	$1.533199	$0.922763	$1.059610	$1.032250

M&E - 0.65%	$24.349604	$0.920674	$1.057207	$1.029913

M&E - 0.75%	$1.522885	$0.916532	$1.052448	$1.025281

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Equity Index Subaccount	Mid-Cap Index Subaccount	REIT Index Subaccount	Short-Term Investment Grade Subaccount
Assets
Investment in securities:
Number of shares	901,132.691	387,825.098	566,346.924	1,261,375.064

Cost	$23,482,267	$5,955,954	$9,838,551	$13,240,778

Investments in mutual funds, at net asset value	$25,114,568	$7,116,591	$11,474,189	$13,257,052
Receivable for units sold	119	17	14	—

Total assets	25,114,687	7,116,608	11,474,203	13,257,052

Liabilities
Payable for units redeemed	—	—	—	8

	$25,114,687	$7,116,608	$11,474,203	$13,257,044

Net Assets:
Deferred annuity contracts terminable by owners	$25,114,687	$7,116,608	$11,474,203	$13,257,044

Total net assets	$25,114,687	$7,116,608	$11,474,203	$13,257,044

Accumulation units outstanding:
M&E - 0.55%	3,858,976	1,013,469	1,010,789	2,464,232

M&E - 0.60%	13,879,232	2,953,825	4,672,818	8,038,430

M&E - 0.65%	1,451,023	189,212	370,185	483,082

M&E - 0.75%	1,997,657	860,566	412,308	1,142,790

Accumulation unit value:
M&E - 0.55%	$1.139110	$1.341289	$1.492233	$1.029715

M&E - 0.60%	$1.196627	$1.439836	$1.827797	$1.110001

M&E - 0.65%	$1.194465	$1.437207	$1.824468	$1.108055

M&E - 0.75%	$1.190108	$1.431957	$1.817860	$1.104000

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Assets
Investment in securities:
Number of shares	814,819.930	37,394.630	15,819.705

Cost	$9,178,053	$1,149,750	$200,496

Investments in mutual funds, at net asset value	$9,134,131	$1,312,925	$221,634
Receivable for units sold	—	1	—

Total assets	9,134,131	1,312,926	221,634

Liabilities
Payable for units redeemed	21	—	6

	$9,134,110	$1,312,926	$221,628

Net Assets:
Deferred annuity contracts terminable by owners	$9,134,110	$1,312,926	$221,628

Total net assets	$9,134,110	$1,312,926	$221,628

Accumulation units outstanding:
M&E - 0.55%	1,813,911	65,051	1,921

M&E - 0.60%	5,230,831	501,965	164,807

M&E - 0.65%	539,318	44,455	25,142

M&E - 0.75%	464,699	302,141	1,035

Accumulation unit value:
M&E - 0.55%	$1.058026	$1.439409	$1.149967

M&E - 0.60%	$1.157846	$1.438221	$1.149027

M&E - 0.65%	$1.155766	$1.437037	$1.148082

M&E - 0.75%	$1.151548	$1.434664	$1.146197

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	VA Small Value Subaccount	VA Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount
Net investment income (loss)
Income:
Dividends	$188,904	$822,041	$1,170,689	$630,638
Expenses
Administrative, mortality and expense risk charge	334,620	392,408	279,607	206,275

Net investment income (loss)	(145,716)	429,633	891,082	424,363
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	7,508,933	2,891,749	2,455,969	3,763,670
Proceeds from sales	8,598,319	8,210,563	5,906,268	5,171,306
Cost of investments sold	6,261,681	6,729,383	3,601,523	2,631,266

Net realized capital gains (losses) on investments	9,845,571	4,372,929	4,760,714	6,303,710
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	10,472,819	11,847,435	12,227,776	8,451,122
End of period	3,909,549	12,620,567	13,623,473	8,500,425

Net change in unrealized appreciation/depreciation of investments	(6,563,270)	773,132	1,395,697	49,303

Net realized and unrealized capital gains (losses) on investments	3,282,301	5,146,061	6,156,411	6,353,013

Increase (decrease) in net assets from operations	$3,136,585	$5,575,694	$7,047,493	$6,777,376

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	VA Short-Term Fixed Subaccount	VA Global Bond Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount
Net investment income (loss)
Income:
Dividends	$1,074,294	$2,334,850	$84,515	$40,643
Expenses
Administrative, mortality and expense risk charge	229,561	267,683	33,774	5,866

Net investment income (loss)	844,733	2,067,167	50,741	34,777
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	5,926,823	2,879,485	1,400,828	115,863
Cost of investments sold	5,966,759	2,865,896	1,076,412	113,919

Net realized capital gains (losses) on investments	(39,936)	13,589	324,416	1,944
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(554,660)	(496,937)	1,133,917	89,236
End of period	(773,786)	(2,137,642)	973,528	103,822

Net change in unrealized appreciation/depreciation of investments	(219,126)	(1,640,705)	(160,389)	14,586

Net realized and unrealized capital gains (losses) on investments	(259,062)	(1,627,116)	164,027	16,530

Increase (decrease) in net assets from operations	$585,671	$440,051	$214,768	$51,307

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount
Net investment income (loss)
Income:
Dividends	$356,093	$772,903	$311,234	$—
Expenses
Administrative, mortality and expense risk charge	82,207	60,350	49,441	56,640

Net investment income (loss)	273,886	712,553	261,793	(56,640)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	28,539,375	5,522,984	1,594,345	2,081,770
Cost of investments sold	28,539,375	5,398,245	1,607,426	1,714,521

Net realized capital gains (losses) on investments	—	124,739	(13,081)	367,249
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	514,646	(22,337)	1,178,271
End of period	—	(145,970)	(159,927)	1,773,692

Net change in unrealized appreciation/depreciation of investments	—	(660,616)	(137,590)	595,421

Net realized and unrealized capital gains (losses) on investments	—	(535,877)	(150,671)	962,670

Increase (decrease) in net assets from operations	$273,886	$176,676	$111,122	$906,030

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount	WFVT Multi Cap Value Subaccount	Liberty Small Company Growth Subaccount
Net investment income (loss)
Income:
Dividends	$47,337	$25,637	$7,743	$—
Expenses
Administrative, mortality and expense risk charge	30,140	31,003	12,536	12,438

Net investment income (loss)	17,197	(5,366)	(4,793)	(12,438)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	686,499	—	—
Proceeds from sales	1,883,857	1,208,588	848,209	293,718
Cost of investments sold	1,179,001	656,378	548,988	186,413

Net realized capital gains (losses) on investments	704,856	1,238,709	299,221	107,305
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,005,698	1,268,594	599,676	488,234
End of period	1,226,630	1,451,472	545,000	479,301

Net change in unrealized appreciation/depreciation of investments	220,932	182,878	(54,676)	(8,933)

Net realized and unrealized capital gains (losses) on investments	925,788	1,421,587	244,545	98,372

Increase (decrease) in net assets from operations	$942,985	$1,416,221	$239,752	$85,934

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Credit Suisse - International Focus Subaccount	Credit Suisse- Small Cap Growth Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount
Net investment income (loss)
Income:
Dividends	$23,924	$—	$3,578	$25,942
Expenses
Administrative, mortality and expense risk charge	16,785	14,443	4,870	5,827

Net investment income (loss)	7,139	(14,443)	(1,292)	20,115
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	36,666	69,816
Proceeds from sales	708,298	581,975	225,899	171,462
Cost of investments sold	527,844	566,979	161,326	137,369

Net realized capital gains (losses) on investments	180,454	14,996	101,239	103,909
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	436,823	124,855	142,548	77,362
End of period	681,291	57,244	129,884	869

Net change in unrealized appreciation/depreciation of investments	244,468	(67,611)	(12,664)	(76,493)

Net realized and unrealized capital gains (losses) on investments	424,922	(52,615)	88,575	27,416

Increase (decrease) in net assets from operations	$432,061	$(67,058)	$87,283	$47,531

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount
Net investment income (loss)
Income:
Dividends	$10,620	$29,018	$7,732	$1,232
Expenses
Administrative, mortality and expense risk charge	3,194	15,448	5,932	1,563

Net investment income (loss)	7,426	13,570	1,800	(331)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	23,940	86,566	92,958	8,740
Proceeds from sales	117,688	128,387	130,745	61,165
Cost of investments sold	102,445	85,353	120,609	56,455

Net realized capital gains (losses) on investments	39,183	129,600	103,094	13,450
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	33,997	421,512	60,550	17,512
End of period	23,837	523,955	85,091	35,070

Net change in unrealized appreciation/depreciation of investments	(10,160)	102,443	24,541	17,558

Net realized and unrealized capital gains (losses) on investments	29,023	232,043	127,635	31,008

Increase (decrease) in net assets from operations	$36,449	$245,613	$129,435	$30,677

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Great Companies - AmericaSM Subaccount	Great Companies - TechnologySM Subaccount
Net investment income (loss)
Income:
Dividends	$14,048	$68,852	$4,552	$612
Expenses
Administrative, mortality and expense risk charge	8,395	26,979	3,038	502

Net investment income (loss)	5,653	41,873	1,514	110
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	72,566	331,442	—	—
Proceeds from sales	215,661	1,948,229	156,789	104,855
Cost of investments sold	199,964	1,301,540	151,331	96,279

Net realized capital gains (losses) on investments	88,263	978,131	5,458	8,576
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	65,688	1,239,057	11,071	7,323
End of period	67,075	695,842	20,324	4,237

Net change in unrealized appreciation/depreciation of investments	1,387	(543,215)	9,253	(3,086)

Net realized and unrealized capital gains (losses) on investments	89,650	434,916	14,711	5,490

Increase (decrease) in net assets from operations	$95,303	$476,789	$16,225	$5,600

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Templeton Great Companies Global Subaccount	J.P. Morgan Enhanced Index Subaccount	Janus Growth Subaccount	PIMCO Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$6,187	$102,683	$—	$149,585
Expenses
Administrative, mortality and expense risk charge	3,755	48,339	27,949	46,718

Net investment income (loss)	2,432	54,344	(27,949)	102,867
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	193,872
Proceeds from sales	122,747	1,515,277	1,044,772	409,658
Cost of investments sold	159,798	1,220,999	684,708	395,359

Net realized capital gains (losses) on investments	(37,051)	294,278	360,064	208,171
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(45,547)	1,033,434	1,236,069	92,405
End of period	29,813	913,745	1,305,549	(78,899)

Net change in unrealized appreciation/depreciation of investments	75,360	(119,689)	69,480	(171,304)

Net realized and unrealized capital gains (losses) on investments	38,309	174,589	429,544	36,867

Increase (decrease) in net assets from operations	$40,741	$228,933	$401,595	$139,734

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Salomon All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount
Net investment income (loss)
Income:
Dividends	$1,584	$18,172	$—	$51,179
Expenses
Administrative, mortality and expense risk charge	1,508	31,401	4,695	12,235

Net investment income (loss)	76	(13,229)	(4,695)	38,944
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	78,532	47,347	150,990
Proceeds from sales	52,704	1,638,156	315,527	526,614
Cost of investments sold	36,581	1,380,653	254,705	495,105

Net realized capital gains (losses) on investments	16,123	336,035	108,169	182,499
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	40,598	563,639	117,135	158,236
End of period	33,282	1,054,677	106,379	53,574

Net change in unrealized appreciation/depreciation of investments	(7,316)	491,038	(10,756)	(104,662)

Net realized and unrealized capital gains (losses) on investments	8,807	827,073	97,413	77,837

Increase (decrease) in net assets from operations	$8,883	$813,844	$92,718	$116,781

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Van Kampen Active International Allocation Subaccount	Van Kampen Mid- Cap Growth Subaccount	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount
Net investment income (loss)
Income:
Dividends	$117,279	$162	$—	$—
Expenses
Administrative, mortality and expense risk charge	20,886	1,725	3,328	406

Net investment income (loss)	96,393	(1,563)	(3,328)	(406)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	815,526	196,547	180,140	38,982
Cost of investments sold	613,623	153,990	159,290	34,935

Net realized capital gains (losses) on investments	201,903	42,557	20,850	4,047
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	551,319	60,212	48,004	7,774
End of period	673,277	36,510	86,038	4,896

Net change in unrealized appreciation/depreciation of investments	121,958	(23,702)	38,034	(2,878)

Net realized and unrealized capital gains (losses) on investments	323,861	18,855	58,884	1,169

Increase (decrease) in net assets from operations	$420,254	$17,292	$55,556	$763

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	AllianceBernstein Large Cap Growth Subaccount	Dreyfus - Core Bond Subaccount	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount	Dreyfus VIF - Appreciation Subaccount
Net investment income (loss)
Income:
Dividends	$—	$22,633	$—	$—
Expenses
Administrative, mortality and expense risk charge	798	3,957	3,428	3,222

Net investment income (loss)	(798)	18,676	(3,428)	(3,222)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	255,237	159,470	38,104	181,661
Cost of investments sold	244,793	161,940	38,577	143,416

Net realized capital gains (losses) on investments	10,444	(2,470)	(473)	38,245
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	11,913	(3,039)	37,717	75,630
End of period	21,732	(8,713)	58,093	58,785

Net change in unrealized appreciation/depreciation of investments	9,819	(5,674)	20,376	(16,845)

Net realized and unrealized capital gains (losses) on investments	20,263	(8,144)	19,903	21,400

Increase (decrease) in net assets from operations	$19,465	$10,532	$16,475	$18,178

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Transamerica Small/Mid Cap Value Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount
Net investment income (loss)
Income:
Dividends	$6,330	$—	$—	$—
Expenses
Administrative, mortality and expense risk charge	9,820	730	893	1,040

Net investment income (loss)	(3,490)	(730)	(893)	(1,040)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	67,128	—	—	—
Proceeds from sales	433,128	43,381	45,362	14,973
Cost of investments sold	178,351	40,790	40,373	11,028

Net realized capital gains (losses) on investments	321,905	2,591	4,989	3,945
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	839,806	8,420	12,229	24,204
End of period	707,947	16,416	19,063	38,573

Net change in unrealized appreciation/depreciation of investments	(131,859)	7,996	6,834	14,369

Net realized and unrealized capital gains (losses) on investments	190,046	10,587	11,823	18,314

Increase (decrease) in net assets from operations	$186,556	$9,857	$10,930	$17,274

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Equity Index Subaccount	Mid-Cap Index Subaccount	REIT Index Subaccount	Short-Term Investment Grade Subaccount
Net investment income (loss)
Income:
Dividends	$361,662	$42,670	$294,755	$302,196
Expenses
Administrative, mortality and expense risk charge	133,394	34,034	62,367	65,628

Net investment income (loss)	228,268	8,636	232,388	236,568
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	846,289	—	650,493	—
Proceeds from sales	2,584,226	847,768	2,234,254	2,383,702
Cost of investments sold	2,044,976	611,260	1,681,624	2,435,916

Net realized capital gains (losses) on investments	1,385,539	236,508	1,203,123	(52,214)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,226,070	633,936	1,926,859	13,981
End of period	1,632,301	1,160,637	1,635,638	16,274

Net change in unrealized appreciation/depreciation of investments	(593,769)	526,701	(291,221)	2,293

Net realized and unrealized capital gains (losses) on investments	791,770	763,209	911,902	(49,921)

Increase (decrease) in net assets from operations	$1,020,038	$771,845	$1,144,290	$186,647

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Net investment income (loss)
Income:
Dividends	$226,472	$—	$—
Expenses
Administrative, mortality and expense risk charge	40,246	5,521	1,123

Net investment income (loss)	186,226	(5,521)	(1,123)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	40,262	8,431	5,413
Proceeds from sales	784,889	220,523	14,024
Cost of investments sold	798,595	190,911	13,424

Net realized capital gains (losses) on investments	26,556	38,043	6,013
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	40,175	39,354	17,838
End of period	(43,922)	163,175	21,138

Net change in unrealized appreciation/depreciation of investments	(84,097)	123,821	3,300

Net realized and unrealized capital gains (losses) on investments	(57,541)	161,864	9,313

Increase (decrease) in net assets from operations	$128,685	$156,343	$8,190

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	VA Small Value Subaccount		VA Large Value Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(145,716)	$(94,249)	$429,633	$254,813
Net realized capital gains (losses) on investments	9,845,571	7,077,357	4,372,929	208,875
Net change in unrealized appreciation/depreciation of investments	(6,563,270)	2,234,524	773,132	7,588,617

Increase (decrease) in net assets from operations	3,136,585	9,217,632	5,575,694	8,052,305
Contract transactions
Net contract purchase payments	6,477,337	6,385,424	8,309,696	7,914,726
Transfer payments from (to) other subaccounts or general account	1,821,176	(55,548)	1,747,382	4,018,912
Contract terminations, withdrawals, and other deductions	(2,342,089)	(1,768,046)	(2,822,736)	(2,115,686)
Contract maintenance charges	(7,810)	(7,533)	(8,763)	(7,927)

Increase (decrease) in net assets from contract transactions	5,948,614	4,554,297	7,225,579	9,810,025

Net increase (decrease) in net assets	9,085,199	13,771,929	12,801,273	17,862,330
Net assets:
Beginning of the period	51,589,802	37,817,873	58,603,727	40,741,397

End of the period	$60,675,001	$51,589,802	$71,405,000	$58,603,727

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	VA International Value Subaccount		VA International Small Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$891,082	$543,009	$424,363	$379,221
Net realized capital gains (losses) on investments	4,760,714	1,507,110	6,303,710	1,498,030
Net change in unrealized appreciation/depreciation of investments	1,395,697	6,121,867	49,303	4,062,595

Increase (decrease) in net assets from operations	7,047,493	8,171,986	6,777,376	5,939,846
Contract transactions
Net contract purchase payments	6,059,616	5,479,553	4,329,719	4,806,672
Transfer payments from (to) other subaccounts or general account	509,597	798,119	(7,026)	2,131,568
Contract terminations, withdrawals, and other deductions	(2,491,717)	(1,444,381)	(1,113,968)	(832,265)
Contract maintenance charges	(5,987)	(5,463)	(3,402)	(3,034)

Increase (decrease) in net assets from contract transactions	4,071,509	4,827,828	3,205,323	6,102,941

Net increase (decrease) in net assets	11,119,002	12,999,814	9,982,699	12,042,787
Net assets:
Beginning of the period	41,382,436	28,382,622	29,579,381	17,536,594

End of the period	$52,501,438	$41,382,436	$39,562,080	$29,579,381

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	VA Short-Term Fixed Subaccount		VA Global Bond Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$844,733	$255,135	$2,067,167	$487,239
Net realized capital gains (losses) on investments	(39,936)	(77,089)	13,589	103,078
Net change in unrealized appreciation/depreciation of investments	(219,126)	(132,086)	(1,640,705)	82,205

Increase (decrease) in net assets from operations	585,671	45,960	440,051	672,522
Contract transactions
Net contract purchase payments	6,413,567	4,826,126	7,542,621	5,989,438
Transfer payments from (to) other subaccounts or general account	3,721,405	2,772,157	10,051,462	3,304,148
Contract terminations, withdrawals, and other deductions	(2,842,660)	(2,158,535)	(1,626,117)	(1,136,688)
Contract maintenance charges	(6,218)	(4,825)	(4,069)	(3,903)

Increase (decrease) in net assets from contract transactions	7,286,094	5,434,923	15,963,897	8,152,995

Net increase (decrease) in net assets	7,871,765	5,480,883	16,403,948	8,825,517
Net assets:
Beginning of the period	33,519,396	28,038,513	35,449,098	26,623,581

End of the period	$41,391,161	$33,519,396	$51,853,046	$35,449,098

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Federated American Leaders Subaccount		Federated Capital Income Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$50,741	$45,885	$34,777	$28,509
Net realized capital gains (losses) on investments	324,416	231,650	1,944	(17,726)
Net change in unrealized appreciation/depreciation of investments	(160,389)	198,296	14,586	56,238

Increase (decrease) in net assets from operations	214,768	475,831	51,307	67,021
Contract transactions
Net contract purchase payments	343,205	270,964	109,348	34,937
Transfer payments from (to) other subaccounts or general account	(139,915)	(749,518)	17,548	(53,406)
Contract terminations, withdrawals, and other deductions	(750,836)	(671,920)	(37,941)	(46,200)
Contract maintenance charges	(1,547)	(1,680)	(258)	(269)

Increase (decrease) in net assets from contract transactions	(549,093)	(1,152,154)	88,697	(64,938)

Net increase (decrease) in net assets	(334,325)	(676,323)	140,004	2,083
Net assets:
Beginning of the period	5,576,364	6,252,687	787,942	785,859

End of the period	$5,242,039	$5,576,364	$927,946	$787,942

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Federated Prime Money Subaccount		Federated High Income Bond Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$273,886	$17,436	$712,553	$647,292
Net realized capital gains (losses) on investments	—	—	124,739	660,551
Net change in unrealized appreciation/depreciation of investments	—	—	(660,616)	(407,444)

Increase (decrease) in net assets from operations	273,886	17,436	176,676	900,399
Contract transactions
Net contract purchase payments	27,640,384	17,149,168	691,774	539,059
Transfer payments from (to) other subaccounts or general account	(22,777,029)	(3,302,521)	(597,737)	(3,441,073)
Contract terminations, withdrawals, and other deductions	(3,255,401)	(14,729,966)	(955,693)	(423,374)
Contract maintenance charges	(2,571)	(2,481)	(1,320)	(1,562)

Increase (decrease) in net assets from contract transactions	1,605,383	(885,800)	(862,976)	(3,326,950)

Net increase (decrease) in net assets	1,879,269	(868,364)	(686,300)	(2,426,551)
Net assets:
Beginning of the period	8,897,687	9,766,051	11,033,453	13,460,004

End of the period	$10,776,956	$8,897,687	$10,347,153	$11,033,453

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount		Wanger U.S. Smaller Companies Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$261,793	$317,351	$(56,640)	$(52,877)
Net realized capital gains (losses) on investments	(13,081)	59,424	367,249	1,029,224
Net change in unrealized appreciation/depreciation of investments	(137,590)	(136,824)	595,421	361,185

Increase (decrease) in net assets from operations	111,122	239,951	906,030	1,337,532
Contract transactions
Net contract purchase payments	687,994	284,279	741,263	755,463
Transfer payments from (to) other subaccounts or general account	781,507	(902,612)	4,766	(2,095,288)
Contract terminations, withdrawals, and other deductions	(928,106)	(580,376)	(505,968)	(796,399)
Contract maintenance charges	(1,544)	(1,999)	(2,309)	(2,247)

Increase (decrease) in net assets from contract transactions	539,851	(1,200,708)	237,752	(2,138,471)

Net increase (decrease) in net assets	650,973	(960,757)	1,143,782	(800,939)
Net assets:
Beginning of the period	7,557,583	8,518,340	8,739,634	9,540,573

End of the period	$8,208,556	$7,557,583	$9,883,416	$8,739,634

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Wanger International Small Cap Subaccount		Gartmore GVIT Developing Markets Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$17,197	$7,838	$(5,366)	$(1,633)
Net realized capital gains (losses) on investments	704,856	1,170,195	1,238,709	555,441
Net change in unrealized appreciation/depreciation of investments	220,932	(168,564)	182,878	166,780

Increase (decrease) in net assets from operations	942,985	1,009,469	1,416,221	720,588
Contract transactions
Net contract purchase payments	554,531	140,226	579,531	286,282
Transfer payments from (to) other subaccounts or general account	285,023	(827,618)	598,539	246,709
Contract terminations, withdrawals, and other deductions	(651,093)	(169,060)	(311,375)	(100,013)
Contract maintenance charges	(1,995)	(1,445)	(512)	(712)

Increase (decrease) in net assets from contract transactions	186,466	(857,897)	866,183	432,266

Net increase (decrease) in net assets	1,129,451	151,572	2,282,404	1,152,854
Net assets:
Beginning of the period	4,452,942	4,301,370	4,366,843	3,213,989

End of the period	$5,582,393	$4,452,942	$6,649,247	$4,366,843

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	WFVT Multi Cap Value Subaccount		Liberty Small Company Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(4,793)	$(12,206)	$(12,438)	$(9,287)
Net realized capital gains (losses) on investments	299,221	85,311	107,305	44,640
Net change in unrealized appreciation/depreciation of investments	(54,676)	225,824	(8,933)	131,321

Increase (decrease) in net assets from operations	239,752	298,929	85,934	166,674
Contract transactions
Net contract purchase payments	75,046	11,775	657,408	254,327
Transfer payments from (to) other subaccounts or general account	219,961	(168,381)	27,569	(128,305)
Contract terminations, withdrawals, and other deductions	(82,956)	(30,074)	(141,467)	(29,742)
Contract maintenance charges	(455)	(336)	(496)	(347)

Increase (decrease) in net assets from contract transactions	211,596	(187,016)	543,014	95,933

Net increase (decrease) in net assets	451,348	111,913	628,948	262,607
Net assets:
Beginning of the period	2,036,631	1,924,718	1,713,661	1,451,054

End of the period	$2,487,979	$2,036,631	$2,342,609	$1,713,661

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Credit Suisse - International Focus Subaccount		Credit Suisse - Small Cap Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$7,139	$8,079	$(14,443)	$(18,319)
Net realized capital gains (losses) on investments	180,454	100,016	14,996	374,577
Net change in unrealized appreciation/depreciation of investments	244,468	190,279	(67,611)	(110,488)

Increase (decrease) in net assets from operations	432,061	298,374	(67,058)	245,770
Contract transactions
Net contract purchase payments	382,161	154,892	183,112	260,962
Transfer payments from (to) other subaccounts or general account	327,461	168,444	105,240	(264,155)
Contract terminations, withdrawals, and other deductions	(491,716)	(259,529)	(335,815)	(226,489)
Contract maintenance charges	(579)	(614)	(484)	(564)

Increase (decrease) in net assets from contract transactions	217,327	63,193	(47,947)	(230,246)

Net increase (decrease) in net assets	649,388	361,567	(115,005)	15,524
Net assets:
Beginning of the period	2,416,084	2,054,517	2,355,321	2,339,797

End of the period	$3,065,472	$2,416,084	$2,240,316	$2,355,321

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Asset Allocation - Growth Subaccount		Asset Allocation - Conservative Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(1,292)	$(2,881)	$20,115	$(1,629)
Net realized capital gains (losses) on investments	101,239	22,413	103,909	29,981
Net change in unrealized appreciation/depreciation of investments	(12,664)	60,327	(76,493)	26,484

Increase (decrease) in net assets from operations	87,283	79,859	47,531	54,836
Contract transactions
Net contract purchase payments	16,917	134,388	23,305	47,482
Transfer payments from (to) other subaccounts or general account	67,258	169,454	272,079	188,426
Contract terminations, withdrawals, and other deductions	(22,995)	(26,316)	(9,902)	(18,311)
Contract maintenance charges	(435)	(323)	(1,014)	(875)

Increase (decrease) in net assets from contract transactions	60,745	277,203	284,468	216,722

Net increase (decrease) in net assets	148,028	357,062	331,999	271,558
Net assets:
Beginning of the period	825,145	468,083	711,655	440,097

End of the period	$973,173	$825,145	$1,043,654	$711,655

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$7,426	$(765)	$13,570	$(6,825)
Net realized capital gains (losses) on investments	39,183	5,198	129,600	27,314
Net change in unrealized appreciation/depreciation of investments	(10,160)	23,658	102,443	204,615

Increase (decrease) in net assets from operations	36,449	28,091	245,613	225,104
Contract transactions
Net contract purchase payments	82,455	213,849	675,555	53,794
Transfer payments from (to) other subaccounts or general account	40,218	38,129	205,071	446,203
Contract terminations, withdrawals, and other deductions	(7,931)	(7,143)	(34,858)	(9,946)
Contract maintenance charges	(509)	(420)	(3,051)	(2,678)

Increase (decrease) in net assets from contract transactions	114,233	244,415	842,717	487,373

Net increase (decrease) in net assets	150,682	272,506	1,088,330	712,477
Net assets:
Beginning of the period	393,307	120,801	2,004,472	1,291,995

End of the period	$543,989	$393,307	$3,092,802	$2,004,472

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	American Century International Subaccount		Capital Guardian Global Subaccount
	2005	2004	2005	2004 (1)
Operations
Net investment income (loss)	$1,800	$(4,617)	$(331)	$(180)
Net realized capital gains (losses) on investments	103,094	82,032	13,450	24
Net change in unrealized appreciation/depreciation of investments	24,541	(18,315)	17,558	17,512

Increase (decrease) in net assets from operations	129,435	59,100	30,677	17,356
Contract transactions
Net contract purchase payments	144,926	143,132	87,492	152,000
Transfer payments from (to) other subaccounts or general account	117,360	(300,008)	139,454	96,809
Contract terminations, withdrawals, and other deductions	(27,348)	(15,654)	(41,922)	(627)
Contract maintenance charges	(247)	(264)	(217)	—

Increase (decrease) in net assets from contract transactions	234,691	(172,794)	184,807	248,182

Net increase (decrease) in net assets	364,126	(113,694)	215,484	265,538
Net assets:
Beginning of the period	837,402	951,096	265,538	—

End of the period	$1,201,528	$837,402	$481,022	$265,538

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Capital Guardian Value Subaccount		Clarion Global Real Estate Securities Subaccount
	2005	2004 (1)	2005	2004
Operations
Net investment income (loss)	$5,653	$60	$41,873	$53,024
Net realized capital gains (losses) on investments	88,263	88	978,131	567,177
Net change in unrealized appreciation/depreciation of investments	1,387	65,688	(543,215)	453,981

Increase (decrease) in net assets from operations	95,303	65,836	476,789	1,074,182
Contract transactions
Net contract purchase payments	111,741	303,599	100,053	177,584
Transfer payments from (to) other subaccounts or general account	323,770	663,982	(697,509)	(759,685)
Contract terminations, withdrawals, and other deductions	(71,941)	(1,195)	(323,961)	(112,980)
Contract maintenance charges	(301)	—	(1,257)	(1,157)

Increase (decrease) in net assets from contract transactions	363,269	966,386	(922,674)	(696,238)

Net increase (decrease) in net assets	458,572	1,032,222	(445,885)	377,944
Net assets:
Beginning of the period	1,032,222	—	4,681,335	4,303,391

End of the period	$1,490,794	$1,032,222	$4,235,450	$4,681,335

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Great Companies - AmericaSM Subaccount		Great Companies - TechnologySM Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$1,514	$1,003	$110	$(150)
Net realized capital gains (losses) on investments	5,458	5,630	8,576	69
Net change in unrealized appreciation/depreciation of investments	9,253	7,274	(3,086)	2,368

Increase (decrease) in net assets from operations	16,225	13,907	5,600	2,287
Contract transactions
Net contract purchase payments	17,293	73,724	3,790	6,134
Transfer payments from (to) other subaccounts or general account	(66,630)	393,612	15,713	(20)
Contract terminations, withdrawals, and other deductions	(50,304)	(5,479)	(3,881)	(101)
Contract maintenance charges	(64)	(57)	(57)	—

Increase (decrease) in net assets from contract transactions	(99,705)	461,800	15,565	6,013

Net increase (decrease) in net assets	(83,480)	475,707	21,165	8,300
Net assets:
Beginning of the period	522,959	47,252	31,103	22,803

End of the period	$439,479	$522,959	$52,268	$31,103

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Templeton Great Companies Global Subaccount		J.P. Morgan Enhanced Index Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$2,432	$(3,699)	$54,344	$17,159
Net realized capital gains (losses) on investments	(37,051)	(92,852)	294,278	799,581
Net change in unrealized appreciation/depreciation of investments	75,360	145,644	(119,689)	(98,208)

Increase (decrease) in net assets from operations	40,741	49,093	228,933	718,532
Contract transactions
Net contract purchase payments	60,912	24,428	406,883	352,476
Transfer payments from (to) other subaccounts or general account	(18,292)	51,124	611,983	(3,408,651)
Contract terminations, withdrawals, and other deductions	(69,630)	(96,935)	(566,027)	(485,998)
Contract maintenance charges	(196)	(307)	(1,765)	(1,842)

Increase (decrease) in net assets from contract transactions	(27,206)	(21,690)	451,074	(3,544,015)

Net increase (decrease) in net assets	13,535	27,403	680,007	(2,825,483)
Net assets:
Beginning of the period	610,300	582,897	7,157,519	9,983,002

End of the period	$623,835	$610,300	$7,837,526	$7,157,519

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Janus Growth Subaccount		PIMCO Total Return Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(27,949)	$(26,929)	$102,867	$35,650
Net realized capital gains (losses) on investments	360,064	245,537	208,171	110,353
Net change in unrealized appreciation/depreciation of investments	69,480	357,441	(171,304)	14,056

Increase (decrease) in net assets from operations	401,595	576,049	139,734	160,059
Contract transactions
Net contract purchase payments	411,222	166,334	1,592,487	754,509
Transfer payments from (to) other subaccounts or general account	84,203	(127,927)	2,761,736	1,177,119
Contract terminations, withdrawals, and other deductions	(481,287)	(379,271)	(334,756)	(236,776)
Contract maintenance charges	(1,646)	(1,699)	(1,431)	(1,076)

Increase (decrease) in net assets from contract transactions	12,492	(342,563)	4,018,036	1,693,776

Net increase (decrease) in net assets	414,087	233,486	4,157,770	1,853,835
Net assets:
Beginning of the period	4,363,764	4,130,278	5,947,315	4,093,480

End of the period	$4,777,851	$4,363,764	$10,105,085	$5,947,315

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Salomon All Cap Subaccount		Transamerica Equity Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$76	$(1,087)	$(13,229)	$(19,508)
Net realized capital gains (losses) on investments	16,123	34,655	336,035	283,153
Net change in unrealized appreciation/depreciation of investments	(7,316)	(17,782)	491,038	204,231

Increase (decrease) in net assets from operations	8,883	15,786	813,844	467,876
Contract transactions
Net contract purchase payments	—	38,596	1,017,632	493,125
Transfer payments from (to) other subaccounts or general account	(15,414)	(82,579)	1,052,746	1,931,232
Contract terminations, withdrawals, and other deductions	(857)	(9,969)	(380,583)	(83,346)
Contract maintenance charges	(77)	(67)	(1,648)	(1,233)

Increase (decrease) in net assets from contract transactions	(16,348)	(54,019)	1,688,147	2,339,778

Net increase (decrease) in net assets	(7,465)	(38,233)	2,501,991	2,807,654
Net assets:
Beginning of the period	250,525	288,758	4,140,570	1,332,916

End of the period	$243,060	$250,525	$6,642,561	$4,140,570

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Transamerica Growth Opportunities Subaccount		Transamerica Value Balanced Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(4,695)	$(4,547)	$38,944	$43,114
Net realized capital gains (losses) on investments	108,169	58,775	182,499	169,191
Net change in unrealized appreciation/depreciation of investments	(10,756)	43,001	(104,662)	(9,826)

Increase (decrease) in net assets from operations	92,718	97,229	116,781	202,479
Contract transactions
Net contract purchase payments	15,400	82,127	113,666	129,439
Transfer payments from (to) other subaccounts or general account	232,526	328,927	(150,222)	1,563,693
Contract terminations, withdrawals, and other deductions	(139,027)	(51,702)	(87,067)	(119,047)
Contract maintenance charges	(453)	(329)	(1,039)	(933)

Increase (decrease) in net assets from contract transactions	108,446	359,023	(124,662)	1,573,152

Net increase (decrease) in net assets	201,164	456,252	(7,881)	1,775,631
Net assets:
Beginning of the period	839,620	383,368	1,955,214	179,583

End of the period	$1,040,784	$839,620	$1,947,333	$1,955,214

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Van Kampen Active International Allocation Subaccount		Van Kampen Mid-Cap Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$96,393	$45,894	$(1,563)	$(2,071)
Net realized capital gains (losses) on investments	201,903	243,550	42,557	(1,315)
Net change in unrealized appreciation/depreciation of investments	121,958	112,101	(23,702)	24,919

Increase (decrease) in net assets from operations	420,254	401,545	17,292	21,533
Contract transactions
Net contract purchase payments	341,481	252,242	50,357	14,105
Transfer payments from (to) other subaccounts or general account	(317,247)	(336,720)	(116,748)	15,338
Contract terminations, withdrawals, and other deductions	(280,359)	(186,181)	(52,074)	(20,551)
Contract maintenance charges	(979)	(900)	(211)	(201)

Increase (decrease) in net assets from contract transactions	(257,104)	(271,559)	(118,676)	8,691

Net increase (decrease) in net assets	163,150	129,986	(101,384)	30,224
Net assets:
Beginning of the period	3,291,782	3,161,796	351,856	321,632

End of the period	$3,454,932	$3,291,782	$250,472	$351,856

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	AllianceBernstein Growth Subaccount		AllianceBernstein Global Technology Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(3,328)	$(4,484)	$(406)	$(611)
Net realized capital gains (losses) on investments	20,850	84,154	4,047	89,890
Net change in unrealized appreciation/depreciation of investments	38,034	113	(2,878)	(41,826)

Increase (decrease) in net assets from operations	55,556	79,783	763	47,453
Contract transactions
Net contract purchase payments	9,188	23,263	—	23,246
Transfer payments from (to) other subaccounts or general account	(56,312)	128,829	143	(497,306)
Contract terminations, withdrawals, and other deductions	(46,667)	(18,642)	(38,555)	(4,492)
Contract maintenance charges	(429)	(307)	(9)	(8)

Increase (decrease) in net assets from contract transactions	(94,220)	133,143	(38,421)	(478,560)

Net increase (decrease) in net assets	(38,664)	212,926	(37,658)	(431,107)
Net assets:
Beginning of the period	564,715	351,789	78,861	509,968

End of the period	$526,051	$564,715	$41,203	$78,861

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	AllianceBernstein Large Cap Growth Subaccount		Dreyfus - Core Bond Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(798)	$(2,788)	$18,676	$25,902
Net realized capital gains (losses) on investments	10,444	17,593	(2,470)	(5,657)
Net change in unrealized appreciation/depreciation of investments	9,819	2,994	(5,674)	(2,804)

Increase (decrease) in net assets from operations	19,465	17,799	10,532	17,441
Contract transactions
Net contract purchase payments	160,000	61,696	117,421	13,812
Transfer payments from (to) other subaccounts or general account	(44,387)	(20,815)	130,633	(297,477)
Contract terminations, withdrawals, and other deductions	(709)	(23,144)	(87,641)	(29,027)
Contract maintenance charges	(52)	(51)	(294)	(252)

Increase (decrease) in net assets from contract transactions	114,852	17,686	160,119	(312,944)

Net increase (decrease) in net assets	134,317	35,485	170,651	(295,503)
Net assets:
Beginning of the period	103,234	67,749	559,450	854,953

End of the period	$237,551	$103,234	$730,101	$559,450

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount		Dreyfus VIF - Appreciation Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(3,428)	$(1,622)	$(3,222)	$3,936
Net realized capital gains (losses) on investments	(473)	(1,364)	38,245	44,503
Net change in unrealized appreciation/depreciation of investments	20,376	24,388	(16,845)	(22,367)

Increase (decrease) in net assets from operations	16,475	21,402	18,178	26,072
Contract transactions
Net contract purchase payments	2,200	20,186	27,627	48,408
Transfer payments from (to) other subaccounts or general account	125,794	168,792	(101,638)	(279,352)
Contract terminations, withdrawals, and other deductions	(7,627)	(158)	(12,459)	(17,057)
Contract maintenance charges	(255)	(159)	(180)	(169)

Increase (decrease) in net assets from contract transactions	120,112	188,661	(86,650)	(248,170)

Net increase (decrease) in net assets	136,587	210,063	(68,472)	(222,098)
Net assets:
Beginning of the period	462,876	252,813	582,178	804,276

End of the period	$599,463	$462,876	$513,706	$582,178

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Transamerica Small/Mid Cap Value Subaccount		Seligman Global Technology Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(3,490)	$(11,534)	$(730)	$(640)
Net realized capital gains (losses) on investments	321,905	111,655	2,591	31,477
Net change in unrealized appreciation/depreciation of investments	(131,859)	132,270	7,996	(15,335)

Increase (decrease) in net assets from operations	186,556	232,391	9,857	15,502
Contract transactions
Net contract purchase payments	7,936	29,017	5,232	55,683
Transfer payments from (to) other subaccounts or general account	(208,266)	(581,932)	23,670	(134,271)
Contract terminations, withdrawals, and other deductions	(162,248)	(54,654)	(41,921)	(6,557)
Contract maintenance charges	(659)	(703)	(87)	(61)

Increase (decrease) in net assets from contract transactions	(363,237)	(608,272)	(13,106)	(85,206)

Net increase (decrease) in net assets	(176,681)	(375,881)	(3,249)	(69,704)
Net assets:
Beginning of the period	1,594,452	1,970,333	120,501	190,205

End of the period	$1,417,771	$1,594,452	$117,252	$120,501

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Seligman Communications and Information Subaccount		Seligman Capital Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(893)	$(1,583)	$(1,040)	$(763)
Net realized capital gains (losses) on investments	4,989	23,807	3,945	1,075
Net change in unrealized appreciation/depreciation of investments	6,834	(3,716)	14,369	10,695

Increase (decrease) in net assets from operations	10,930	18,508	17,274	11,007
Contract transactions
Net contract purchase payments	2,141	66,038	1,385	10,085
Transfer payments from (to) other subaccounts or general account	16,729	(68,156)	8,647	64,227
Contract terminations, withdrawals, and other deductions	(44,624)	(16,342)	(6,623)	(697)
Contract maintenance charges	(30)	(46)	(76)	(61)

Increase (decrease) in net assets from contract transactions	(25,784)	(18,506)	3,333	73,554

Net increase (decrease) in net assets	(14,854)	2	20,607	84,561
Net assets:
Beginning of the period	154,809	154,807	160,383	75,822

End of the period	$139,955	$154,809	$180,990	$160,383

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Equity Index Subaccount		Mid-Cap Index Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$228,268	$70,383	$8,636	$2,834
Net realized capital gains (losses) on investments	1,385,539	719,736	236,508	171,830
Net change in unrealized appreciation/depreciation of investments	(593,769)	769,012	526,701	376,402

Increase (decrease) in net assets from operations	1,020,038	1,559,131	771,845	551,066
Contract transactions
Net contract purchase payments	3,594,349	5,162,816	1,383,077	1,080,437
Transfer payments from (to) other subaccounts or general account	2,315,073	3,158,277	1,146,867	708,883
Contract terminations, withdrawals, and other deductions	(1,052,817)	(632,376)	(175,339)	(161,784)
Contract maintenance charges	(3,252)	(2,513)	(2,108)	(1,737)

Increase (decrease) in net assets from contract transactions	4,853,353	7,686,204	2,352,497	1,625,799

Net increase (decrease) in net assets	5,873,391	9,245,335	3,124,342	2,176,865
Net assets:
Beginning of the period	19,241,296	9,995,961	3,992,266	1,815,401

End of the period	$25,114,687	$19,241,296	$7,116,608	$3,992,266

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	REIT Index Subaccount		Short-Term Investment Grade Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$232,388	$140,747	$236,568	$145,612
Net realized capital gains (losses) on investments	1,203,123	721,464	(52,214)	(10,980)
Net change in unrealized appreciation/depreciation of investments	(291,221)	1,084,282	2,293	(34,285)

Increase (decrease) in net assets from operations	1,144,290	1,946,493	186,647	100,347
Contract transactions
Net contract purchase payments	1,227,452	1,287,416	2,240,529	1,666,640
Transfer payments from (to) other subaccounts or general account	(253,830)	1,682,778	4,006,318	1,642,517
Contract terminations, withdrawals, and other deductions	(465,924)	(488,189)	(1,023,539)	(832,674)
Contract maintenance charges	(1,269)	(757)	(1,160)	(1,213)

Increase (decrease) in net assets from contract transactions	506,429	2,481,248	5,222,148	2,475,270

Net increase (decrease) in net assets	1,650,719	4,427,741	5,408,795	2,575,617
Net assets:
Beginning of the period	9,823,484	5,395,743	7,848,249	5,272,632

End of the period	$11,474,203	$9,823,484	$13,257,044	$7,848,249

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Total Bond Market Index Subaccount		Fidelity-VIP Mid Cap
	2005	2004	2005	2004 (1)
Operations
Net investment income (loss)	$186,226	$131,516	$(5,521)	$(562)
Net realized capital gains (losses) on investments	26,556	(30,178)	38,043	3,648
Net change in unrealized appreciation/depreciation of investments	(84,097)	27,216	123,821	39,354

Increase (decrease) in net assets from operations	128,685	128,554	156,343	42,440
Contract transactions
Net contract purchase payments	1,053,584	1,545,948	241,128	81,084
Transfer payments from (to) other subaccounts or general account	2,441,966	1,460,347	467,746	383,314
Contract terminations, withdrawals, and other deductions	(319,137)	(134,528)	(51,844)	(7,167)
Contract maintenance charges	(352)	(133)	(118)	—

Increase (decrease) in net assets from contract transactions	3,176,061	2,871,634	656,912	457,231

Net increase (decrease) in net assets	3,304,746	3,000,188	813,255	499,671
Net assets:
Beginning of the period	5,829,364	2,829,176	499,671	—

End of the period	$9,134,110	$5,829,364	$1,312,926	$499,671

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Fidelity-VIP Value Strategies
	2005	2004 (1)
Operations
Net investment income (loss)	$(1,123)	$(219)
Net realized capital gains (losses) on investments	6,013	20
Net change in unrealized appreciation/depreciation of investments	3,300	17,838

Increase (decrease) in net assets from operations	8,190	17,639
Contract transactions
Net contract purchase payments	11,433	59,589
Transfer payments from (to) other subaccounts or general account	48,323	77,115
Contract terminations, withdrawals, and other deductions	(259)	(402)
Contract maintenance charges	—	—

Increase (decrease) in net assets from contract transactions	59,497	136,302

Net increase (decrease) in net assets	67,687	153,941
Net assets:
Beginning of the period	153,941	—

End of the period	$221,628	$153,941

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company Separate Account V (the Mutual Fund Account) is a segregated investment account of Peoples Benefit Life Insurance Company (PBL), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific subaccounts is available to contract owners of the Advisor’s Edge Variable Annuity. Activity in these subaccounts (with the exception of the portfolios of the DFA Investment Dimensions Group) is also available to contract owners of the Advisor’s Edge Select Variable Annuity also offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor’s Edge Variable Annuity only. The remaining subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL.

Subaccount Investment by Fund:

DFA Investment Dimensions Group, Inc.:

VA Small Value Portfolio

VA Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

Federated Insurance Series:

Federated American Leaders Fund II

Federated Capital Income Fund II

Federated Prime Money Fund II

Federated High Income Bond Fund II

Federated Fund for U.S. Government Securities II

Wanger Advisors Trust:

Wanger U.S. Smaller Companies

Wanger International Small Cap

Gartmore Variable Insurance Trust:

Gartmore GVIT Developing Markets Fund

Wells Fargo Variable Trust

WFVT Multi Cap Value Fund

SteinRoe Variable Investment Trust:

Liberty Small Company Growth Fund, Variable Series-Class A

Credit Suisse Trust:

Credit Suisse-International Focus Portfolio

Credit Suisse-Small Cap Growth Portfolio

AEGON/Transamerica Series Fund, Inc. - Initial Class:

Asset Allocation-Growth Portfolio-Initial Class

Asset Allocation-Conservative Portfolio-Initial Class

Asset Allocation-Moderate Portfolio-Initial Class

Asset Allocation-Moderate Growth Portfolio-Initial Class

American Century International-Initial Class

Capital Guardian Global-Initial Class

Capital Guardian Value-Initial Class

Clarion Global Real Estate Securities-Initial Class

Great Companies - AmericaSM - Initial Class

Great Companies - TechnologySM - Initial Class

Templeton Great Companies Global-Initial Class

J.P. Morgan Enhanced Index-Initial Class

Janus Growth-Initial Class

PIMCO Total Return-Initial Class

Salomon All Cap-Initial Class

Transamerica Equity-Initial Class

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Transamerica Growth Opportunities-Initial Class

Transamerica Small/Mid Cap Value

Transamerica Value Balanced-Initial Class

Van Kampen Active International Allocation-Initial Class

Van Kampen Mid-Cap Growth-Initial Class

AllianceBernstein Variable Products Series Fund, Inc. - Class B:

AllianceBernstein Growth Portfolio-Class B

AllianceBernstein Global Technology Portfolio-Class B

AllianceBernstein Large Cap Growth Portfolio-Class B

Dreyfus Investment Portfolios - Service Class:

Dreyfus-Core Bond Portfolio-Service Class

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class

Dreyfus Variable Investment Fund - Service Class:

Dreyfus VIF-Appreciation Portfolio-Service Class

Seligman Portfolios, Inc. - Class 2 Shares:

Seligman Global Technology Portfolio-Class 2 Shares

Seligman Communications and Information Portfolio-Class 2 Shares

Seligman Capital Portfolio-Class 2 Shares

Vanguard Variable Insurance Fund:

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Short-Term Investment Grade Portfolio

Total Bond Market Index Portfolio

Variable Insurance Products Fund-Initial Class

Fidelity-VIP Mid Cap Portfolio-Initial Class

Fidelity-VIP Value Strategies Portfolio-Initial Class

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
AllianceBernstein Growth	June 18, 2001
AllianceBernstein Large Cap Growth	June 18, 2001
AllianceBernstein Global Technology	June 18, 2001
Dreyfus - Core Bond	June 18, 2001
Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	June 18, 2001
Dreyfus VIF - Appreciation	June 18, 2001
Salomon All Cap	June 18, 2001
Seligman Capital	June 18, 2001
Seligman Communications and Information	June 18, 2001
Seligman Global Technology	June 18, 2001
Transamerica Equity	June 18, 2001
Transamerican Growth Opportunities	June 18, 2001
VanKampen Mid-Cap Growth	June 18, 2001
American Century International	May 1, 2002
Asset Allocation - Conservative	May 1, 2002
Asset Allocation - Growth	May 1, 2002
Asset Allocation - Moderate	May 1, 2002
Asset Allocation - Moderate Growth	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Value Balanced	May 1, 2002
Equity Index	May 1, 2002
Mid-Cap Index	May 1, 2002
REIT Index	May 1, 2002
Short-Term Investment Grade Portfolio	May 1, 2002
Total Bond Market Index	May 1, 2002
Great Companies - AmericaSM	July 1, 2002
Great Companies - TechnologySM	July 1, 2002
Capital Guardian Global	May 1, 2004
Capital Guardian Value	May 1, 2004
Fidelity - VIP Mid Cap	May 1, 2004
Fidelity - VIP Value Strategies	May 1, 2004

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2005:

Portfolio	Formerly

AllianceBernstein Global Technology Portfolio-Class B	AllianceBernstein Technology Portfolio-Class B

AllianceBernstein Large Cap Growth Portfolio-Class B	AllianceBernstein Premier Growth Portfolio-Class B

Clarion Global Real Estate Securities-Initial Class	Clarion Real Estate Securities-Initial Class

Van Kampen Mid-Cap Growth-Initial Class	Van Kampen Emerging Growth-Initial Class

The	following Portfolio mergers occurred effective May 1, 2005:

Portfolio	Formerly

WFVT Multi Cap Value Fund	Strong Multi Cap Value Fund II

Transamerica Small/Mid Cap Value is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2005.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

2.	Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2005

	Purchases	Sales
DFA Investment Dimensions Group, Inc.:
VA Small Value Portfolio	$21,910,024	$8,598,319
VA Large Value Portfolio	18,757,267	8,210,563
VA International Value Portfolio	13,324,861	5,906,268
VA International Small Portfolio	12,564,662	5,171,306
VA Short-Term Fixed Portfolio	14,058,389	5,926,823
VA Global Bond Portfolio	20,910,356	2,879,485
Federated Insurance Series:
Federated American Leaders Fund II	902,515	1,400,828
Federated Capital Income Fund II	239,351	115,863
Federated Prime Money Fund II	30,418,635	28,539,375
Federated High Income Bond Fund II	5,372,560	5,522,984
Federated Fund for U.S. Government Securities II	2,396,059	1,594,345
Wanger Advisors Trust:
Wanger U.S. Smaller Companies	2,263,281	2,081,770
Wanger International Small Cap	2,087,748	1,883,857
Gartmore Variable Insurance Trust:
Gartmore GVIT Developing Markets Fund	2,756,327	1,208,588
Wells Fargo Variable Trust
WFVT Multi Cap Value Fund	1,055,114	848,209
SteinRoe Variable Investment Trust:
Liberty Small Company Growth Fund, Variable Series-Class A	824,330	293,718
Credit Suisse Trust:
Credit Suisse - International Focus Portfolio	932,917	708,298
Credit Suisse - Small Cap Growth Portfolio	519,588	581,975
AEGON/Transamerica Series Fund, Inc. - Initial Class:
Asset Allocation - Growth Portfolio-Initial Class	322,013	225,899
Asset Allocation - Conservative Portfolio-Initial Class	545,859	171,462
Asset Allocation - Moderate Portfolio-Initial Class	263,277	117,688
Asset Allocation - Moderate Growth Portfolio-Initial Class	1,071,228	128,387
American Century International-Initial Class	460,194	130,745
Capital Guardian Global-Initial Class	254,387	61,165
Capital Guardian Value-Initial Class	657,132	215,661
Clarion Global Real Estate Securities-Initial Class	1,399,124	1,948,229

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

2.	Investments (continued)

	Purchases	Sales
Great Companies - AmericaSM-Initial Class	$58,584	$156,789
Great Companies - TechnologySM-Initial Class	120,530	104,855
Templeton Great Companies Global-Initial Class	97,977	122,747
J.P. Morgan Enhanced Index-Initial Class	2,020,697	1,515,277
Janus Growth-Initial Class	1,029,393	1,044,772
PIMCO Total Return-Initial Class	4,724,440	409,658
Salomon All Cap-Initial Class	36,423	52,704
Transamerica Equity-Initial Class	3,391,180	1,638,156
Transamerica Growth Opportunities-Initial Class	466,619	315,527
Transamerica Small/Mid Cap Value	133,605	433,128
Transamerica Value Balanced-Initial Class	591,640	526,614
Van Kampen Active International Allocation-Initial Class	654,918	815,526
Van Kampen Mid-Cap Growth-Initial Class	76,306	196,547
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth Portfolio-Class B	82,586	180,140
AllianceBernstein Global Technology Portfolio-Class B	157	38,982
AllianceBernstein Large Cap Growth Portfolio-Class B	369,285	255,237
Dreyfus Investment Portfolios - Service Class:
Dreyfus - Core Bond Portfolio-Service Class	338,259	159,470
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	154,783	38,104
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF - Appreciation Portfolio-Service Class	91,784	181,661
Seligman Portfolios, Inc. - Class 2 Shares:
Seligman Global Technology Portfolio-Class 2 Shares	29,547	43,381
Seligman Communications and Information Portfolio-Class 2 Shares	18,690	45,362
Seligman Capital Portfolio-Class 2 Shares	17,259	14,973
Vanguard Variable Insurance Fund:
Equity Index Portfolio	8,511,966	2,584,226
Mid-Cap Index Portfolio	3,208,857	847,768
REIT Index Portfolio	3,623,498	2,234,254
Short-Term Investment Grade Portfolio	7,842,421	2,383,702
Total Bond Market Index Portfolio	4,187,447	784,889
Variable Insurance Products Fund-Initial Class
Fidelity-VIP Mid Cap Portfolio-Initial Class	880,332	220,523
Fidelity-VIP Value Strategies Portfolio-Initial Class	77,812	14,024

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	VA Small Value Subaccount	VA Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount	VA Short-Term Fixed Subaccount
Units outstanding at January 1, 2004	10,789,421	18,837,436	11,098,624	6,195,072	12,366,119
Units purchased	4,568,956	8,292,353	4,823,370	3,545,557	7,687,385
Units redeemed and transferred	735,426	1,802,580	479,121	1,064,889	(90,395)

Units outstanding at December 31, 2004	16,093,803	28,932,369	16,401,115	10,805,518	19,963,109
Units purchased	8,404,278	11,868,427	6,057,335	4,120,453	8,628,668
Units redeemed and transferred	459,721	44,019	(152,802)	(73,842)	(912,303)

Units outstanding at December 31, 2005	24,957,802	40,844,815	22,305,648	14,852,129	27,679,474

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	VA Global Bond Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount
Units outstanding at January 1, 2004	11,250,538	2,096,729	321,788	4,978,817	7,046,308
Units purchased	6,655,031	678,233	18,834	19,072,913	584,546
Units redeemed and transferred	1,398,849	(470,010)	(83,962)	(18,535,697)	(2,807,813)

Units outstanding at December 31, 2004	19,304,418	2,304,952	256,660	5,516,033	4,823,041
Units purchased	10,967,885	344,750	137,536	29,303,553	850,510
Units redeemed and transferred	4,103,802	(303,514)	40,891	(27,077,253)	(782,179)

Units outstanding at December 31, 2005	34,376,105	2,346,188	435,087	7,742,333	4,891,372

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount	WFVT Multi Cap Value Subaccount
Units outstanding at January 1, 2004	2,383,113	2,625,428	1,008,647	1,039,414	1,211,102
Units purchased	363,020	851,081	237,895	483,435	10,266
Units redeemed and transferred	(210,653)	(358,029)	243,154	(50,912)	(136,233)

Units outstanding at December 31, 2004	2,535,480	3,118,480	1,489,696	1,471,937	1,085,135
Units purchased	828,241	976,027	509,597	561,033	54,864
Units redeemed and transferred	233,780	169,331	37,520	267,359	102,123

Units outstanding at December 31, 2005	3,597,501	4,263,838	2,036,813	2,300,329	1,242,122

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Liberty Small Company Growth Subaccount	Credit Suisse - International Focus Subaccount	Credit Suisse - Small Cap Growth Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount
Units outstanding at January 1, 2004	757,613	694,514	886,623	444,718	399,572
Units purchased	252,846	222,986	292,732	163,427	70,924
Units redeemed and transferred	(52,879)	52,771	(254,390)	90,070	122,898

Units outstanding at December 31, 2004	957,580	970,271	924,965	698,215	593,394
Units purchased	445,079	510,260	321,438	67,732	239,438
Units redeemed and transferred	(17,623)	(100,717)	(96,300)	(28,217)	655

Units outstanding at December 31, 2005	1,385,036	1,379,814	1,150,103	737,730	833,487

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount(1)	Capital Guardian Value Subaccount(1)
Units outstanding at January 1, 2004	111,467	1,211,295	961,573	—	—
Units purchased	189,627	135,658	169,323	146,896	364,227
Units redeemed and transferred	26,843	319,031	(386,607)	95,362	540,713

Units outstanding at December 31, 2004	327,937	1,665,984	744,289	242,258	904,940
Units purchased	72,701	597,623	203,784	179,051	149,206
Units redeemed and transferred	30,006	133,577	3,827	(20,674)	166,909

Units outstanding at December 31, 2005	430,644	2,397,184	951,900	400,635	1,221,055

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Clarion Global Real Estate Securities Subaccount	Great Companies - AmericaSM Subaccount	Great Companies - TechnologySM Subaccount	Templeton Great Companies Global Subaccount	J.P. Morgan Enhanced Index Subaccount
Units outstanding at January 1, 2004	1,046,561	39,651	16,460	66,025	3,322,526
Units purchased	215,433	62,353	4,556	20,217	691,251
Units redeemed and transferred	(12,092)	332,179	(115)	387,852	(1,726,177)

Units outstanding at December 31, 2004	1,249,902	434,183	20,901	474,094	2,287,600
Units purchased	101,784	15,463	2,652	53,092	400,269
Units redeemed and transferred	(256,184)	(95,132)	11,138	(68,376)	(187,779)

Units outstanding at December 31, 2005	1,095,502	354,514	34,691	458,810	2,500,090

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Growth Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Units outstanding at January 1, 2004	1,740,704	3,712,684	294,853	1,379,412	302,304
Units purchased	319,258	1,435,871	38,071	651,812	73,831
Units redeemed and transferred	(196,980)	96,498	(97,156)	1,692,895	196,264

Units outstanding at December 31, 2004	1,862,982	5,245,053	235,768	3,724,119	572,399
Units purchased	503,224	1,573,341	—	994,769	54,559
Units redeemed and transferred	(136,436)	2,016,534	(14,634)	437,344	(9,721)

Units outstanding at December 31, 2005	2,229,770	8,834,928	221,134	5,156,232	617,237

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Mid-Cap Growth Subaccount	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount
Units outstanding at January 1, 2004	168,778	1,102,418	434,711	401,778	673,368
Units purchased	82,777	231,571	21,789	24,695	31,155
Units redeemed and transferred	1,430,867	(182,344)	(10,706)	140,327	(605,072)

Units outstanding at December 31, 2004	1,682,422	1,151,645	445,794	566,800	99,451
Units purchased	168,067	283,811	52,433	45,689	—
Units redeemed and transferred	(264,609)	(301,390)	(209,830)	(136,772)	(48,979)

Units outstanding at December 31, 2005	1,585,880	1,134,066	288,397	475,717	50,472

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AllianceBernstein Large Cap Growth Subaccount	Dreyfus - Core Bond Subaccount	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount	Dreyfus VIF - Appreciation Subaccount	Transamerica Small/Mid Cap Value Subaccount
Units outstanding at January 1, 2004	85,856	749,487	316,597	845,531	386,243
Units purchased	65,654	52,696	24,963	61,356	6,863
Units redeemed and transferred	(48,561)	(329,341)	208,865	(319,138)	(137,735)

Units outstanding at December 31, 2004	102,949	472,842	550,425	587,749	255,371
Units purchased	159,142	107,767	2,630	47,590	2,310
Units redeemed and transferred	(16,992)	36,851	106,111	(134,121)	(38,985)

Units outstanding at December 31, 2005	245,099	617,460	659,166	501,218	218,696

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Equity Index Subaccount	Mid-Cap Index Subaccount
Units outstanding at January 1, 2004	228,854	172,452	88,290	9,586,616	1,709,510
Units purchased	92,128	113,455	11,372	5,271,071	1,116,629
Units redeemed and transferred	(181,844)	(130,797)	73,903	1,950,101	344,368

Units outstanding at December 31, 2004	139,138	155,110	173,565	16,807,788	3,170,507
Units purchased	5,919	2,026	1,426	4,217,499	1,193,325
Units redeemed and transferred	(22,251)	(27,516)	652	161,601	653,240

Units outstanding at December 31, 2005	122,806	129,620	175,643	21,186,888	5,017,072

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	REIT Index Subaccount	Short-Term Investment Grade Subaccount	Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount(1)	Fidelity-VIP Value Strategies Subaccount(1)
Units outstanding at January 1, 2004	4,259,683	4,900,323	2,577,329	—	—
Units purchased	1,269,264	1,778,798	1,520,636	77,122	62,735
Units redeemed and transferred	555,106	537,437	1,112,788	331,673	73,999

Units outstanding at December 31, 2004	6,084,053	7,216,558	5,210,753	408,795	136,734
Units purchased	966,989	2,500,021	1,385,080	201,600	10,833
Units redeemed and transferred	(584,942)	2,411,955	1,452,926	303,217	45,338

Units outstanding at December 31, 2005	6,466,100	12,128,534	8,048,759	913,612	192,905

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
VA Small Value
	12/31/2005	24,957,802	$1.24	to	$1.96	$60,675,001	0.35%	0.55% to 0.75%	5.38%	to	5.17%
	12/31/2004	16,093,803	1.18	to	1.87	51,589,802	0.41	0.55 to 0.75	18.13	to	22.22
	12/31/2003	10,789,421	1.53	to	1.53	37,817,873	0.15	0.60 to 0.75	65.18	to	64.93
	12/31/2002	8,429,817	0.93	to	0.93	22,626,081	0.31	0.60 to 0.75	(11.25)	to	(11.38)
	12/31/2001	2,248,069	1.05	to	1.05	19,000,155	0.64	0.60 to 0.75	4.61	to	4.53
VA Large Value
	12/31/2005	40,844,815	1.25	to	1.26	71,405,000	1.29	0.55 to 0.75	9.08	to	8.87
	12/31/2004	28,932,369	1.14	to	1.16	58,603,727	1.15	0.55 to 0.75	14.22	to	16.51
	12/31/2003	18,837,435	1.00	to	0.99	40,741,397	1.37	0.60 to 0.75	33.68	to	33.48
	12/31/2002	12,310,570	0.75	to	0.74	27,669,186	1.19	0.60 to 0.75	(20.84)	to	(20.96)
	12/31/2001	4,187,395	0.94	to	0.94	27,545,596	1.44	0.60 to 0.75	(5.88)	to	(5.95)
VA International Value
	12/31/2005	22,305,648	1.39	to	1.78	52,501,438	2.59	0.55 to 0.75	15.80	to	15.57
	12/31/2004	16,401,115	1.20	to	1.54	41,382,436	2.26	0.55 to 0.75	20.46	to	25.78
	12/31/2003	11,098,624	1.23	to	1.22	28,382,622	1.92	0.60 to 0.75	49.33	to	49.11
	12/31/2002	8,115,826	0.82	to	0.82	18,533,953	2.21	0.60 to 0.75	(9.24)	to	(9.37)
	12/31/2001	2,928,714	0.91	to	0.91	16,150,219	2.07	0.60 to 0.75	(9.37)	to	(9.45)
VA International Small
	12/31/2005	14,852,129	1.44	to	2.17	39,562,080	1.88	0.55 to 0.75	21.13	to	20.89
	12/31/2004	10,805,518	1.18	to	1.80	29,579,381	2.28	0.55 to 0.75	18.47	to	27.98
	12/31/2003	6,195,072	1.41	to	1.40	17,536,594	2.31	0.60 to 0.75	56.65	to	56.42
	12/31/2002	4,606,909	0.90	to	0.90	10,631,999	1.94	0.60 to 0.75	2.75	to	2.60
	12/31/2001	1,824,502	0.87	to	0.87	7,952,889	2.23	0.60 to 0.75	(12.50)	to	(12.57)
VA Short-Term Fixed
	12/31/2005	27,679,474	1.02	to	1.08	41,391,161	2.89	0.55 to 0.75	1.62	to	1.42
	12/31/2004	19,963,109	1.00	to	1.06	33,519,396	1.46	0.55 to 0.75	0.22	to	0.02
	12/31/2003	12,366,119	1.07	to	1.06	28,038,513	1.30	0.60 to 0.75	0.80	to	0.64
	12/31/2002	8,009,301	1.06	to	1.06	22,732,503	2.35	0.60 to 0.75	3.06	to	2.90
	12/31/2001	2,957,785	1.03	to	1.03	16,834,786	4.35	0.60 to 0.75	2.61	to	2.53
VA Global Bond
	12/31/2005	34,376,105	1.04	to	1.18	51,853,046	5.33	0.55 to 0.75	1.12	to	0.92
	12/31/2004	19,304,418	1.03	to	1.17	35,449,098	2.20	0.55 to 0.75	2.70	to	2.01
	12/31/2003	11,250,537	1.15	to	1.15	26,623,581	3.04	0.60 to 0.75	2.18	to	2.03
	12/31/2002	6,783,049	1.13	to	1.12	20,281,068	2.98	0.60 to 0.75	9.29	to	9.13
	12/31/2001	2,615,057	1.03	to	1.03	15,099,860	4.19	0.60 to 0.75	2.94	to	2.86

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated American Leaders
	12/31/2005	2,346,188	$1.14	to	$1.09	$5,242,039	158.60%	0.55 to 0.75	4.45	to	4.24
	12/31/2004	2,304,952	1.09	to	1.04	5,576,364	1.42	0.55 to 0.75	9.32	to	8.96
	12/31/2003	2,096,729	0.96	to	0.96	6,252,687	1.54	0.60 to 0.75	26.93	to	26.74
	12/31/2002	2,095,034	0.76	to	0.76	5,944,038	1.12	0.60 to 0.75	(20.69)	to	(20.81)
	12/31/2001	1,212,933	0.95	to	0.95	9,902,320	1.27	0.60 to 0.75	(4.54)	to	(4.61)
Federated Capital Income
	12/31/2005	435,087	1.16	to	0.95	927,946	4.60	0.55 to 0.75	5.70	to	5.50
	12/31/2004	256,660	1.10	to	0.90	787,942	4.43	0.55 to 0.75	9.92	to	9.10
	12/31/2003	321,788	0.83	to	0.82	785,859	6.05	0.60 to 0.75	19.95	to	19.77
	12/31/2002	169,266	0.69	to	0.69	656,852	5.72	0.60 to 0.75	(24.40)	to	(24.52)
	12/31/2001	205,152	0.91	to	0.91	1,271,096	3.49	0.60 to 0.75	(8.85)	to	(8.92)
Federated Prime Money
	12/31/2005	7,742,333	1.02	to	1.04	10,776,956	2.80	0.55 to 0.75	2.14	to	1.94
	12/31/2004	5,516,033	1.00	to	1.02	8,897,687	0.87	0.55 to 0.75	0.28	to	0.06
	12/31/2003	4,978,817	1.02	to	1.02	9,766,051	0.80	0.60 to 0.75	0.08	to	(0.07)
	12/31/2002	10,941,419	1.02	to	1.02	20,919,459	1.50	0.60 to 0.75	0.77	to	0.62
	12/31/2001	6,511,385	1.01	to	1.01	22,911,077	4.05	0.60 to 0.75	1.19	to	1.11
Federated High Income Bond
	12/31/2005	4,891,372	1.10	to	1.35	10,347,153	8.05	0.55 to 0.75	2.10	to	1.90
	12/31/2004	4,823,041	1.08	to	1.33	11,033,453	7.06	0.55 to 0.75	7.93	to	9.64
	12/31/2003	7,046,308	1.21	to	1.21	13,460,004	7.29	0.60 to 0.75	21.49	to	21.31
	12/31/2002	5,241,215	1.00	to	1.00	9,372,284	9.42	0.60 to 0.75	0.78	to	0.63
	12/31/2001	3,444,980	0.99	to	0.99	8,773,079	10.10	0.60 to 0.75	(0.83)	to	(0.91)
Federated Fund for U.S. Government Securities II
	12/31/2005	3,597,501	1.05	to	1.18	8,208,556	3.98	0.55 to 0.75	1.47	to	1.27
	12/31/2004	2,535,480	1.03	to	1.17	7,557,583	4.52	0.55 to 0.75	3.29	to	2.84
	12/31/2003	2,383,113	1.14	to	1.14	8,518,340	3.84	0.60 to 0.75	1.75	to	1.60
	12/31/2002	2,827,231	1.12	to	1.12	11,402,765	3.78	0.60 to 0.75	8.40	to	8.24
	12/31/2001	1,575,262	1.03	to	1.03	11,076,408	3.66	0.60 to 0.75	3.29	to	3.21
Wanger U.S. Smaller Companies
	12/31/2005	4,263,838	1.28	to	1.54	9,883,416	0.00	0.55 to 0.75	10.65	to	10.43
	12/31/2004	3,118,480	1.16	to	1.40	8,739,634	0.00	0.55 to 0.75	15.98	to	17.45
	12/31/2003	2,625,428	1.19	to	1.19	9,540,573	0.00	0.60 to 0.75	42.37	to	42.16
	12/31/2002	1,763,435	0.84	to	0.84	4,582,950	0.00	0.60 to 0.75	(17.31)	to	(17.43)
	12/31/2001	761,980	1.01	to	1.01	5,330,531	0.06	0.60 to 0.75	1.36	to	1.28
Wanger International Small Cap
	12/31/2005	2,036,813	1.47	to	1.68	5,582,393	0.99	0.55 to 0.75	20.86	to	20.62
	12/31/2004	1,489,696	1.22	to	1.39	4,452,942	0.84	0.55 to 0.75	21.90	to	29.30
	12/31/2003	1,008,647	1.08	to	1.08	4,301,370	0.21	0.60 to 0.75	47.98	to	47.76
	12/31/2002	633,258	0.73	to	0.73	2,265,990	0.00	0.60 to 0.75	(14.34)	to	(14.47)
	12/31/2001	239,272	0.85	to	0.85	2,770,841	0.00	0.60 to 0.75	(14.72)	to	(14.79)
Gartmore GVIT Developing Markets
	12/31/2005	2,300,329	1.54	to	2.14	6,649,247	0.52	0.55 to 0.75	30.80	to	30.54
	12/31/2004	1,471,937	1.18	to	1.64	4,366,843	0.60	0.55 to 0.75	17.95	to	18.89
	12/31/2003	1,039,414	1.38	to	1.38	3,213,989	0.07	0.60 to 0.75	58.75	to	58.51
	12/31/2002	860,048	0.87	to	0.87	2,014,526	0.15	0.60 to 0.75	(10.22)	to	(10.36)
	12/31/2001	470,045	0.97	to	0.97	2,396,279	0.00	0.60 to 0.75	(2.88)	to	(2.96)

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
WFVT Multi Cap Value
	12/31/2005		1,242,122	$1.38	to	$1.37	$2,487,979	39.17%	0.55 to 0.75	15.87	to	15.64
	12/31/2004		1,085,135	1.19	to	1.18	2,036,631	0.00	0.55 to 0.75	18.70	to	15.89
	12/31/2003		1,211,102	1.02	to	1.02	1,924,718	0.11	0.60 to 0.75	37.57	to	37.37
	12/31/2002		1,123,357	0.74	to	0.74	1,605,909	0.52	0.60 to 0.75	(23.62)	to	(23.73)
	12/31/2001		286,301	0.97	to	0.97	1,412,886	0.00	0.60 to 0.75	(2.58)	to	(2.66)
Liberty Small Company Growth
	12/31/2005		1,385,036	1.10	to	1.17	2,342,609	0.00	0.55 to 0.75	2.15	to	1.95
	12/31/2004		957,580	1.08	to	1.15	1,713,661	0.00	0.55 to 0.75	7.61	to	10.65
	12/31/2003		757,613	1.04	to	1.04	1,451,054	0.00	0.60 to 0.75	43.26	to	43.05
	12/31/2002		600,718	0.73	to	0.72	833,414	0.00	0.60 to 0.75	(24.74)	to	(24.85)
	12/31/2001		101,819	0.96	to	0.96	756,152	0.00	0.60 to 0.75	(3.50)	to	(3.58)
Credit Suisse - International Focus
	12/31/2005		1,379,814	1.34	to	1.30	3,065,472	0.91	0.55 to 0.75	16.80	to	16.57
	12/31/2004		970,271	1.15	to	1.12	2,416,084	1.02	0.55 to 0.75	14.59	to	13.89
	12/31/2003		694,514	0.98	to	0.98	2,054,517	0.76	0.60 to 0.75	32.30	to	32.10
	12/31/2002		511,415	0.74	to	0.74	1,487,993	0.00	0.60 to 0.75	(20.55)	to	(20.66)
	12/31/2001		126,231	0.94	to	0.94	844,564	0.00	0.60 to 0.75	(6.30)	to	(6.37)
Credit Suisse - Small Cap Growth
	12/31/2005		1,150,103	1.03	to	1.07	2,240,316	0.00	0.55 to 0.75	(3.21)	to	(3.40)
	12/31/2004		924,965	1.07	to	1.11	2,355,321	0.00	0.55 to 0.75	6.83	to	10.04
	12/31/2003		886,622	1.01	to	1.01	2,339,797	0.00	0.60 to 0.75	47.66	to	47.44
	12/31/2002		1,324,553	0.68	to	0.68	2,069,411	0.00	0.60 to 0.75	(34.09)	to	(34.19)
	12/31/2001		394,422	1.04	to	1.04	3,196,338	0.00	0.60 to 0.75	3.67	to	3.59
Asset Allocation - Growth
	12/31/2005		737,730	1.25	to	1.33	973,173	0.44	0.55 to 0.75	11.63	to	11.41
	12/31/2004		698,215	1.12	to	1.19	825,145	0.08	0.55 to 0.75	11.88	to	13.33
	12/31/2003		444,719	0.83	to	1.05	468,083	0.16	0.60 to 0.75	30.02	to	29.83
	12/31/2002	(1)	66,702	0.81	to	0.81	54,008	0.00	0.60 to 0.75	(19.03)	to	(19.11)
Asset Allocation - Conservative
	12/31/2005		833,487	1.13	to	1.25	1,043,654	2.95	0.55 to 0.75	4.61	to	4.40
	12/31/2004		593,394	1.08	to	1.20	711,655	0.34	0.55 to 0.75	7.87	to	8.90
	12/31/2003		399,572	1.10	to	1.10	440,097	0.10	0.60 to 0.75	22.18	to	22.00
	12/31/2002	(1)	183,067	0.90	to	0.90	165,034	0.00	0.60 to 0.75	(9.82)	to	(9.91)
Asset Allocation - Moderate
	12/31/2005		430,644	1.17	to	1.27	543,989	2.07	0.55 to 0.75	6.86	to	6.65
	12/31/2004		327,937	1.09	to	1.20	393,307	0.18	0.55 to 0.75	9.20	to	10.56
	12/31/2003		111,467	1.08	to	1.08	120,801	0.12	0.60 to 0.75	24.12	to	23.94
	12/31/2002	(1)	20,819	0.87	to	0.87	18,177	0.00	0.60 to 0.75	(12.69)	to	(12.78)
Asset Allocation - Moderate Growth
	12/31/2005		2,397,184	1.22	to	1.31	3,092,802	1.18	0.55 to 0.75	9.31	to	9.09
	12/31/2004		1,665,984	1.11	to	1.20	2,004,472	0.21	0.55 to 0.75	11.28	to	12.70
	12/31/2003		1,211,295	1.07	to	1.06	1,291,995	0.19	0.60 to 0.75	26.41	to	26.22
	12/31/2002	(1)	44,780	0.84	to	0.84	37,810	0.00	0.60 to 0.75	(15.56)	to	(15.65)

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
American Century International
	12/31/2005		951,900	$1.26	to	$1.26	$1,201,528	79.22%	0.55 to 0.75	12.25	to	12.03
	12/31/2004		744,289	1.12	to	1.12	837,402	0.00	0.55 to 0.75	12.29	to	13.49
	12/31/2003		961,573	0.99	to	0.99	951,096	0.00	0.60 to 0.75	24.54	to	24.36
	12/31/2002	(1)	2,622,989	0.80	to	0.79	2,084,357	0.02	0.60 to 0.75	(20.46)	to	(20.54)
Capital Guardian Global
	12/31/2005		400,635	1.20	to	1.20	481,022	0.44	0.55 to 0.75	9.58	to	9.36
	12/31/2004	(1)	242,258	1.10	to	1.09	265,538	0.19	0.55 to 0.75	9.63	to	9.49
Capital Guardian Value
	12/31/2005		1,221,055	1.22	to	1.22	1,490,794	1.07	0.55 to 0.75	7.12	to	6.91
	12/31/2004	(1)	904,940	1.14	to	1.14	1,032,222	0.41	0.55 to 0.75	14.13	to	13.99
Clarion Global Real Estate Securities
	12/31/2005		1,095,502	1.54	to	2.13	4,235,450	1.61	0.55 to 0.75	12.85	to	12.63
	12/31/2004		1,249,902	1.36	to	1.89	4,681,335	1.95	0.55 to 0.75	36.26	to	31.87
	12/31/2003		1,046,561	1.44	to	1.43	4,303,391	1.56	0.60 to 0.75	34.93	to	34.73
	12/31/2002		1,789,691	1.07	to	1.06	3,997,335	1.59	0.60 to 0.75	2.98	to	2.83
	12/31/2001		643,415	1.04	to	1.03	2,803,962	2.23	0.60 to 0.75	3.57	to	3.49
Great Companies - AmericaSM
	12/31/2005		354,514	1.05	to	1.24	439,479	0.92	0.55 to 0.75	3.31	to	3.11
	12/31/2004		434,183	1.01	to	1.20	522,959	0.81	0.55 to 0.75	1.35	to	0.96
	12/31/2003		39,651	1.19	to	1.19	47,252	0.42	0.60 to 0.75	23.93	to	23.74
	12/31/2002	(1)	30,522	0.96	to	0.96	29,349	0.01	0.60 to 0.75	(3.84)	to	(3.91)
Great Companies - TechnologySM
	12/31/2005		34,691	1.10	to	1.50	52,268	0.85	0.55 to 0.75	1.50	to	1.30
	12/31/2004		20,901	1.08	to	1.48	31,103	0.00	0.55 to 0.75	7.94	to	7.25
	12/31/2003		16,459	1.39	to	1.38	22,803	0.00	0.60 to 0.75	50.05	to	49.83
	12/31/2002	(1)	1,641	0.92	to	0.92	1,513	0.00	0.60 to 0.75	(7.67)	to	(7.74)
Templeton Great Companies Global
	12/31/2005		458,810	1.17	to	1.37	623,835	1.04	0.55 to 0.75	6.88	to	6.67
	12/31/2004		474,094	1.09	to	1.28	610,300	0.06	0.55 to 0.75	9.14	to	8.65
	12/31/2003		66,025	8.83	to	8.83	582,897	0.00	.65	22.46	to	22.46
	12/31/2002		115,587	7.21	to	7.21	833,313	2.41	.65	(26.50)	to	(26.50)
	12/31/2001		161,472	9.81	to	9.81	1,583,893	0.85	.65	(23.35)	to	(23.35)
J.P. Morgan Enhanced Index
	12/31/2005		2,500,090	1.13	to	1.02	7,837,526	1.36	0.55 to 0.75	2.89	to	2.69
	12/31/2004		2,287,600	1.10	to	1.00	7,157,519	0.84	0.55 to 0.75	9.75	to	10.19
	12/31/2003		3,322,525	0.91	to	0.90	9,983,002	0.48	0.60 to 0.75	28.18	to	27.99
	12/31/2002		1,954,204	0.71	to	0.71	5,455,065	0.41	0.60 to 0.75	(25.04)	to	(25.15)
	12/31/2001		1,427,635	0.94	to	0.94	7,955,407	0.64	0.60 to 0.75	(5.60)	to	(5.67)
Janus Growth
	12/31/2005		2,229,770	1.23	to	1.00	4,777,851	0.00	0.55 to 0.75	9.35	to	9.13
	12/31/2004		1,862,982	1.12	to	0.92	4,363,764	0.00	0.55 to 0.75	12.07	to	14.67
	12/31/2003		1,740,704	0.80	to	0.80	4,130,278	0.00	0.60 to 0.75	31.21	to	31.01
	12/31/2002		2,092,364	0.61	to	0.61	5,536,555	0.00	0.60 to 0.75	(30.34)	to	(30.45)
	12/31/2001		1,452,361	0.88	to	0.88	6,506,020	0.00	0.60 to 0.75	(12.14)	to	(12.21)

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
PIMCO Total Return
	12/31/2005		8,834,928	$1.06	to	$1.16	$10,105,085	193.80%	0.55 to 0.75	1.77	to	1.57
	12/31/2004		5,245,053	1.04	to	1.14	5,947,315	1.40	0.55 to 0.75	4.02	to	3.72
	12/31/2003		3,712,684	1.10	to	1.10	4,093,480	1.20	0.60 to 0.75	4.28	to	4.12
	12/31/2002	(1)	1,976,562	1.06	to	1.06	2,090,428	0.00	0.60 to 0.75	5.78	to	5.67
Salomon All Cap
	12/31/2005		221,134	1.11	to	1.09	243,060	0.65	0.55 to 0.75	3.51	to	3.31
	12/31/2004		235,768	1.07	to	1.06	250,525	0.17	0.55 to 0.75	7.18	to	8.33
	12/31/2003		294,853	0.98	to	0.98	288,758	0.42	0.60 to 0.75	34.35	to	34.15
	12/31/2002		260,184	0.73	to	0.73	189,514	1.05	0.60 to 0.75	(25.16)	to	(25.27)
	12/31/2001	(1)	63,552	0.97	to	0.97	61,949	0.10	0.60 to 0.75	(2.52)	to	(2.60)
Transamerica Equity
	12/31/2005		5,156,232	1.30	to	1.28	6,642,561	0.36	0.55 to 0.75	15.90	to	15.67
	12/31/2004		3,724,119	1.12	to	1.11	4,140,570	0.00	0.55 to 0.75	11.85	to	14.94
	12/31/2003		1,379,412	0.97	to	0.96	1,332,916	0.00	0.60 to 0.75	30.44	to	30.25
	12/31/2002		315,896	0.74	to	0.74	233,965	0.00	0.60 to 0.75	(22.71)	to	(22.82)
	12/31/2001	(1)	118,811	0.96	to	0.96	113,884	0.00	0.60 to 0.75	(4.11)	to	(4.19)
Transamerica Growth Opportunities
	12/31/2005		617,237	1.24	to	1.69	1,040,784	0.00	0.55 to 0.75	15.59	to	15.37
	12/31/2004		572,399	1.07	to	1.46	839,620	0.00	0.55 to 0.75	7.25	to	15.76
	12/31/2003		302,304	1.27	to	1.27	383,368	0.00	0.60 to 0.75	30.43	to	30.24
	12/31/2002		306,945	0.97	to	0.97	298,625	0.00	0.60 to 0.75	(14.82)	to	(14.95)
	12/31/2001	(1)	3,000	1.14	to	1.14	3,428	0.00	0.60 to 0.75	14.30	to	14.21
Transamerica Value Balanced
	12/31/2005		1,585,880	1.16	to	1.23	1,947,333	2.68	0.55 to 0.75	6.01	to	5.80
	12/31/2004		1,682,422	1.09	to	1.16	1,955,214	4.22	0.55 to 0.75	9.04	to	9.14
	12/31/2003		168,779	1.06	to	1.06	179,583	4.29	0.60 to 0.75	19.45	to	19.27
	12/31/2002	(1)	46,016	0.89	to	0.89	41,008	1.50	0.60 to 0.75	(10.88)	to	(10.97)
Van Kampen Active International Allocation
	12/31/2005		1,134,066	1.30	to	1.30	3,454,932	3.54	0.55 to 0.75	13.17	to	12.95
	12/31/2004		1,151,645	1.15	to	1.15	3,291,782	2.08	0.55 to 0.75	14.81	to	15.18
	12/31/2003		1,102,418	1.00	to	1.00	3,161,796	1.78	0.60 to 0.75	32.02	to	31.82
	12/31/2002		1,789,415	0.76	to	0.76	4,284,484	0.18	0.60 to 0.75	(17.47)	to	(17.59)
	12/31/2001		1,400,756	0.92	to	0.92	5,969,504	0.00	0.60 to 0.75	(7.77)	to	(7.85)
Van Kampen Mid-Cap Growth
	12/31/2005		288,397	1.15	to	0.84	250,472	0.06	0.55 to 0.75	6.96	to	6.75
	12/31/2004		445,794	1.08	to	0.78	351,856	0.00	0.55 to 0.75	7.79	to	6.34
	12/31/2003		434,712	0.74	to	0.74	321,632	0.00	0.60 to 0.75	27.39	to	27.20
	12/31/2002		323,010	0.58	to	0.58	187,564	0.12	0.60 to 0.75	(33.46)	to	(33.56)
	12/31/2001	(1)	78,466	0.87	to	0.87	68,515	0.03	0.60 to 0.75	(12.65)	to	(12.72)

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Growth
	12/31/2005		475,717	$1.20	to	$1.10	$526,051	0.00%	0.55 to 0.75	11.03	to	10.81
	12/31/2004		566,800	1.08	to	0.99	564,715	0.00	0.55 to 0.75	8.41	to	13.68
	12/31/2003		401,779	0.88	to	0.87	351,789	0.00	0.60 to 0.75	33.90	to	33.70
	12/31/2002		206,295	0.65	to	0.65	134,871	0.00	0.60 to 0.75	(28.69)	to	(28.80)
	12/31/2001	(1)	22,943	0.92	to	0.92	21,061	0.00	0.60 to 0.75	(8.20)	to	(8.28)
AllianceBernstein Global Technology
	12/31/2005		50,472	1.14	to	0.81	41,203	0.00	0.55 to 0.75	3.08	to	2.88
	12/31/2004		99,451	1.11	to	0.79	78,861	0.00	0.55 to 0.75	10.56	to	4.30
	12/31/2003		673,368	0.76	to	0.76	509,968	0.00	0.60 to 0.75	42.93	to	42.72
	12/31/2002		57,016	0.53	to	0.53	30,278	0.00	0.60 to 0.75	(42.15)	to	(42.24)
	12/31/2001	(1)	3,000	0.92	to	0.92	2,755	0.00	0.60 to 0.75	(8.14)	to	(8.22)
AllianceBernstein Large Cap Growth
	12/31/2005		245,099	1.25	to	0.96	237,551	0.00	0.55 to 0.75	14.22	to	13.99
	12/31/2004		102,949	1.09	to	0.85	103,234	0.00	0.55 to 0.75	9.18	to	7.54
	12/31/2003		85,856	0.79	to	0.79	67,749	0.00	0.60 to 0.75	22.63	to	22.45
	12/31/2002		194,796	0.64	to	0.64	125,400	0.00	0.60 to 0.75	(31.25)	to	(31.36)
	12/31/2001	(1)	74,808	0.94	to	0.94	70,067	0.00	0.60 to 0.75	(6.32)	to	(6.39)
Dreyfus - Core Bond
	12/31/2005		617,460	1.07	to	1.20	730,101	3.70	0.55 to 0.75	1.56	to	1.36
	12/31/2004		472,842	1.05	to	1.18	559,450	4.07	0.55 to 0.75	5.36	to	3.59
	12/31/2003		749,486	1.14	to	1.14	854,953	4.13	0.60 to 0.75	6.48	to	6.32
	12/31/2002		549,261	1.07	to	1.07	588,827	5.12	0.60 to 0.75	6.15	to	5.99
	12/31/2001	(1)	277,152	1.01	to	1.01	280,112	3.61	0.60 to 0.75	1.10	to	1.01
Dreyfus Socially Responsible Growth Fund, Inc. - Service Class
	12/31/2005		659,166	1.08	to	0.86	599,463	0.00	0.55 to 0.75	2.79	to	2.58
	12/31/2004		550,425	1.05	to	0.84	462,876	0.19	0.55 to 0.75	5.33	to	5.15
	12/31/2003		316,597	0.80	to	0.80	252,813	0.00	0.60 to 0.75	25.00	to	24.82
	12/31/2002		125,103	0.64	to	0.64	79,929	0.02	0.60 to 0.75	(29.56)	to	(29.66)
	12/31/2001	(1)	10,766	0.91	to	0.91	9,769	0.00	0.60 to 0.75	(9.20)	to	(9.27)
Dreyfus VIF - Appreciation
	12/31/2005		501,218	1.06	to	1.02	513,706	0.00	0.55 to 0.75	3.55	to	3.34
	12/31/2004		587,749	1.03	to	0.99	582,178	1.23	0.55 to 0.75	2.53	to	4.01
	12/31/2003		845,531	0.95	to	0.95	804,276	1.32	0.60 to 0.75	20.11	to	19.93
	12/31/2002		574,346	0.79	to	0.79	454,819	1.31	0.60 to 0.75	(17.39)	to	(17.51)
	12/31/2001	(1)	224,484	0.96	to	0.96	215,221	2.21	0.60 to 0.75	(4.09)	to	(4.16)
Transamerica Small/Mid Cap Value
	12/31/2005		218,696	1.53	to	1.52	1,417,771	0.41	0.60 to 0.75	12.89	to	12.72
	12/31/2004		255,371	1.36	to	1.35	1,594,452	0.00	0.60 to 0.75	15.65	to	15.48
	12/31/2003		386,243	1.17	to	1.17	1,970,333	0.00	0.60 to 0.75	89.69	to	89.41
	12/31/2002		571,317	0.62	to	0.62	1,786,010	9.53	0.60 to 0.75	(39.83)	to	(39.91)
	12/31/2001		4,561,318	1.03	to	1.03	15,429,956	0.00	0.60 to 0.75	2.89	to	2.80

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Seligman Global Technology
	12/31/2005		122,806	$1.14	to	$0.92	$117,252	0.00%	0.55 to 0.75	7.36	to	7.14
	12/31/2004		139,138	1.06	to	0.86	120,501	0.00	0.55 to 0.75	6.20	to	3.06
	12/31/2003		228,854	0.83	to	0.83	190,205	0.00	0.60 to 0.75	35.24	to	35.04
	12/31/2002		60,743	0.62	to	0.61	37,395	0.00	0.60 to 0.75	(32.19)	to	(32.30)
	12/31/2001	(1)	14,997	0.91	to	0.91	13,624	0.00	0.60 to 0.75	(9.14)	to	(9.22)
Seligman Communications and Information
	12/31/2005		129,620	1.17	to	1.05	139,955	0.00	0.55 to 0.75	6.94	to	6.73
	12/31/2004		155,110	1.10	to	0.99	154,809	0.00	0.55 to 0.75	9.70	to	10.03
	12/31/2003		172,452	0.90	to	0.90	154,807	0.00	0.60 to 0.75	43.20	to	42.98
	12/31/2002		41,798	0.63	to	0.63	26,242	0.00	0.60 to 0.75	(36.61)	to	(36.71)
	12/31/2001	(1)	40,673	0.99	to	0.99	40,304	0.00	0.60 to 0.75	(0.89)	to	(0.97)
Seligman Capital
	12/31/2005		175,643	1.17	to	1.03	180,990	0.00	0.55 to 0.75	11.59	to	11.37
	12/31/2004		173,565	1.05	to	0.92	160,383	0.00	0.55 to 0.75	4.55	to	7.49
	12/31/2003		88,290	0.86	to	0.86	75,822	0.00	0.60 to 0.75	34.95	to	34.75
	12/31/2002		97,158	0.64	to	0.64	61,846	0.00	0.60 to 0.75	(33.54)	to	(33.64)
	12/31/2001	(1)	43,363	0.96	to	0.96	41,560	0.00	0.60 to 0.75	(4.14)	to	(4.22)
Equity Index
	12/31/2005		21,186,888	1.14	to	1.19	25,114,687	1.64	0.55 to 0.75	4.22	to	4.02
	12/31/2004		16,807,788	1.09	to	1.14	19,241,296	1.11	0.55 to 0.75	9.30	to	9.98
	12/31/2003		9,586,616	1.04	to	1.04	9,995,961	1.05	0.60 to 0.75	27.70	to	27.51
	12/31/2002	(1)	4,236,075	0.82	to	0.82	3,459,340	0.00	0.60 to 0.75	(18.33)	to	(18.41)
Mid-Cap Index
	12/31/2005		5,017,072	1.34	to	1.43	7,116,608	0.78	0.55 to 0.75	13.35	to	13.13
	12/31/2004		3,170,507	1.18	to	1.27	3,992,266	0.73	0.55 to 0.75	18.33	to	19.42
	12/31/2003		1,709,510	1.06	to	1.06	1,815,401	0.47	0.60 to 0.75	33.26	to	33.06
	12/31/2002	(1)	474,659	0.80	to	0.80	378,457	0.00	0.60 to 0.75	(20.26)	to	(20.34)
REIT Index
	12/31/2005		6,466,100	1.49	to	1.82	11,474,203	2.84	0.55 to 0.75	11.23	to	11.01
	12/31/2004		6,084,053	1.34	to	1.64	9,823,484	2.61	0.55 to 0.75	34.16	to	29.54
	12/31/2003		4,259,683	1.27	to	1.26	5,395,743	2.89	0.60 to 0.75	34.67	to	34.47
	12/31/2002	(1)	1,822,963	0.94	to	0.94	1,715,385	0.00	0.60 to 0.75	(5.90)	to	(5.99)
Short-Term Investment Grade
	12/31/2005		12,128,534	1.03	to	1.10	13,257,044	2.80	0.55 to 0.75	1.69	to	1.49
	12/31/2004		7,216,558	1.01	to	1.09	7,848,249	2.78	0.55 to 0.75	1.26	to	1.30
	12/31/2003		4,900,323	1.08	to	1.07	5,272,632	2.40	0.60 to 0.75	2.93	to	2.78
	12/31/2002	(1)	1,645,082	1.05	to	1.04	1,720,066	0.00	0.60 to 0.75	4.58	to	4.48

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Total Bond Market Index
	12/31/2005		8,048,759	$1.06	to	$1.15	$9,134,110	334.01%	0.55 to 0.75	1.84	to	1.64
	12/31/2004		5,210,753	1.04	to	1.13	5,829,364	4.00	0.55 to 0.75	3.89	to	3.43
	12/31/2003		2,577,329	1.10	to	1.10	2,829,176	4.64	0.60 to 0.75	3.40	to	3.25
	12/31/2002	(1)	894,571	1.06	to	1.06	950,030	0.00	0.60 to 0.75	6.21	to	6.10
Fidelity-VIP Mid Cap
	12/31/2005		913,612	1.44	to	1.43	1,312,926	0.00	0.55 to 0.75	17.66	to	17.43
	12/31/2004	(1)	408,795	1.22	to	1.22	499,671	0.00	0.55 to 0.75	22.34	to	22.18
Fidelity-VIP Value Strategies
	12/31/2005		192,905	1.15	to	1.15	221,628	0.00	0.55 to 0.75	2.10	to	1.90
	12/31/2004	(1)	136,734	1.13	to	1.12	153,941	0.00	0.55 to 0.75	12.63	to	12.48

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

**	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
.60%	May 1, 2001
.75%	May 1, 2001
.55%	May 1, 2004

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2001 Total Return
VA Small Value	23.09%
VA Large Value	(0.96)
VA International Value	(16.41)
VA International Small	(11.67)
VA Short- Term Fixed	4.82
VA Global Bond	5.26
Federated American Leaders	(4.84)
Federated Capital Income	(14.28)
Federated Prime Money	3.12
Federated High Income Bond	0.72
Federated U.S. Government Securities II	6.34
Wanger U.S. Smaller Companies	10.66
Wanger International Small Cap	(21.67)
Gartmore GVIT Developing Markets	(7.56)
WFVT Multi Cap Value	3.45
Van Kampen Active International Allocation	(23.45)
Transamerica Small/Mid Cap Value	27.95
J.P. Morgan Enhanced Index	(12.55)
Liberty Small Company Growth	(10.61)
Credit Suisse - International Focus	(22.62)
Credit Suisse - Small Cap Growth	(16.55)
Janus Growth	(28.67)
Clarion Global Real Estate Securities	10.33

Subaccount	2004 Total Return Range
VA Small Value	18.13%	to	22.40%
VA Large Value	14.22	to	16.69
VA International Value	20.46	to	25.96
VA International Small	18.47	to	28.17
Federated High Income Bond	7.93	to	9.80
Wanger U.S. Smaller Companies	15.98	to	17.63
Wanger International Small Cap	21.90	to	29.49
Gartmore GVIT Developing Markets	17.95	to	19.07
Liberty Small Company Growth	7.61	to	10.81
Credit Suisse - Small Cap Growth	6.83	to	10.21
Asset Allocation - Growth	11.88	to	13.50
Asset Allocation - Conservative	7.87	to	9.06
Asset Allocation - Moderate	9.20	to	10.73
Asset Allocation - Moderate Growth	11.28	to	12.87
American Century International	12.29	to	13.66
J.P. Morgan Enhanced Index	9.75	to	10.35
Janus Growth	12.07	to	14.84
Salomon All Cap	7.18	to	8.49

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	2004 Total Return Range
Transamerica Equity	11.85%	to	15.11%
Transamerica Growth Opportunities	7.25	to	15.93
Transamerica Value Balanced	9.04	to	9.31
Van Kampen Active International Allocation	14.81	to	15.35
AllianceBernstein Growth	8.41	to	13.85
Dreyfus VIF - Appreciation	2.53	to	4.17
Seligman Communications and Information	9.70	to	10.20
Seligman Capital	1.26	to	7.66
Equity Index	9.30	to	10.14
Mid-Cap Index	18.33	to	19.60
Short-Term Investment Grade	1.26	to	1.45

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2005

5.	Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of .40%, .45%, .50%, .60% (depending on the death benefit selected) is assessed.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. PBL also deducts an annual policy fee of $30 per contract. The annual fee is deducted proportionately from the subaccounts’ accumulated value. These deductions represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6.	Income Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to PBL, as long as earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

THE ADVISOR’S EDGE SELECT®

VARIABLE ANNUITY

Issued Through

Peoples Benefit Life Insurance Company

Separate Account V

By

Peoples Benefit Life Insurance Company

Prospectus

May 1, 2006

The Advisor’s Edge Select® Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Peoples Benefit Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/Transamerica Series Trust – Initial Class

Subadvised by American Century Global Investment Management, Inc.

American Century International

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Small Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

Columbia Funds Variable Insurance Trust – Trust Class A Shares

Managed by Columbia Management Advisors, Inc.

Columbia Small Company Growth Fund, Variable Series

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Gartmore Variable Insurance Trust

Advised by Gartmore Global Asset Management Trust

Gartmore GVIT Developing Markets Fund

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Fidelity Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger International Small Cap

Wanger U.S. Smaller Companies

Wells Fargo Advantage Variable Trust Funds

Managed by Wells Capital Management Incorporated

WFAVT Small/Mid Cap Value Fund

2

Contents

4	Summary

8	Fee Table

9	Example

10	The Annuity Policy

11	Purchase

12	Investment Options

18	Performance

19	Expenses

21	Access To Your Money

23	Annuity Payments

26	Death Benefit

28	Taxes

31	Additional Features

35	Other Information

39	Table of Contents of Statement of Additional Information

40	Appendix A (Condensed Financial Information)

51	Appendix B

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SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1.	THE ANNUITY POLICY

The Advisor’s Edge Select® Variable Annuity

The Advisor’s Edge Select® Variable Annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company (“Peoples Benefit”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying funds and a fixed account offered by Peoples Benefit.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS, for more information about Annuity Payment Options.

2.	PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval.

3.	INVESTMENT OPTIONS

When you purchase the Policy, your Premium Payments are deposited into the Peoples Benefit Life Insurance Company Separate Account V (the “Separate Account”). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the underlying funds’ prospectuses and to the fixed account. The fixed account offers an interest rate that Peoples Benefit guarantees. All of the following Subaccounts listed below are not available for investing by Owners of Policies issued with policy number AV375. For more information contact your agent.

American Century International

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Capital Guardian Global

Capital Guardian Value

Clarion Global Real Estate Securities(1)

J.P. Morgan Enhanced Index(1)

Janus Growth(1)

PIMCO Total Return

T. Rowe Price Small Cap

Transamerica Equity(1)

Transamerica Growth Opportunities

Transamerica Value Balanced(1)

Van Kampen Active International Allocation(1)

Van Kampen Mid-Cap Growth

Columbia Small Company Growth Fund,

Variable Series(1)

Credit Suisse International Focus Portfolio(1)

Credit Suisse Small Cap Growth Portfolio(1)

Federated American Leaders Fund II(1)

Federated Capital Income Fund II(1)

4

Federated Fund for U.S. Government Securities II(1)

Federated High Income Bond Fund II(1)

Federated Prime Money Fund II(1)

Gartmore GVIT Developing Markets Fund(1)

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

VIP Contrafund® Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

Wanger International Small Cap(1)

Wanger U.S. Smaller Companies(1)

WFAVT Small/Mid Cap Value Fund(1)

(1)	Owners of Policy Number AV375 may invest in these funds.

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

4.	PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

5.	EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Peoples Benefit will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 1.45%, 1.50% or 1.60% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

If you elect the Additional Death Benefit option, there is an annual fee during the Accumulation Phase of 0.25% of the Policy Value.

If you elect the Additional Death Distribution - II option, there is an annual fee of 0.55% of the Policy Value.

If you elect the Initial Payment Guarantee when you annuitize, there is an additional fee equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts.

6.	ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have a Policy Value in the fixed account, you may take up to 10% free of Excess Interest Adjustments. Amounts withdrawn in excess of the 10% free amount, may be subject to Excess Interest Adjustments.

You may have to pay income tax and a tax penalty on any money you take out.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount

5

of the payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the payment is guaranteed). If you select a variable payment option, the dollar amount of your payments may go up or down, although under the Initial Payment Guarantee, Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

8.	DEATH BENEFIT

If you are both the owner and the annuitant and you die before the Income Phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following guaranteed minimum death benefits:

•	Return of Premium—available if the owner or annuitant is age 0 to 85 on the Policy Date;

•	6 Year Step-Up To Age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date; or

•	Double Enhanced Death Benefit—available if the owner or annuitant is age 0 to 79 on the Policy Date.

If the guaranteed minimum death benefit is not available because of the age of the owner or annuitant, the death benefit will be the greater of the Policy Value or the Cash Value as of the date of death.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9.	TAXES

In general, you are not taxed on earnings on your investment in the Policy until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Policy. For Annuity Payments, payments come partially from earnings and partially from your investment. You are taxed only on the earnings portion of each Annuity Payment. If you receive money from the Policy before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

10.	ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Benefit” (“ADB”) and Additional Death Distribution—II (“ADD-II”). There is an extra charge for these riders.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•	Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the various subaccounts. This feature is called “Asset Rebalancing.”

•	You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or a money market Subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

6

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

11.	OTHER INFORMATION

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation.) Premium Payments (with no fees or charges deducted) will be returned in states that require this for cancellations during the Right to Cancel Period. You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the advisor from whom you purchased the Policy.

State Variations

Certain provisions of the Policy may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Policy for specific variations since any such state variation will be included in your Policy. See your advisor or contract us for specific information that may be applicable to your state.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds.

12.	INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

If you need more information about The Advisor’s Edge Select® Variable Annuity or want to make a transaction, call or write: Peoples Benefit Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner’s name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

7

FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer cash value between investment options. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account. For a complete discussion of Policy costs and expenses, see Section 5, “Expenses.”

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(1)	None
Exchange Fees(2)	$10

(1)	If you select the Life With Emergency CashSM annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”

(2)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.45%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(2)	1.60%
Annual Optional Rider Fees:
Additional Death Benefit Fee(3)	0.25%
Additional Death Distribution – II(4)	0.55%

(1)	Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

(2)	Total Annual Separate Account Expenses shown (1.60%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0.10% and 0.15% per year higher than the 1.50% and 1.45% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

(3)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”

(4)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Total Portfolio Annual Operating Expenses(1)
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.14%	2.05%

(1)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

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EXAMPLE TABLE A

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a funds will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options.

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (1.60%)	$374	$1135	$1917	$3960
6 Year Step-Up at Age 81 Death Benefit Option (1.50%)	$364	$1106	$1870	$3873
Return of Premium Death Benefit Option (1.45%)	$359	$1092	$1846	$3829

EXAMPLE TABLE B

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the ADD-II rider has been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (1.60%)	$429	$1305	$2202	$4551
6 Year Step-Up to Age 81 Death Benefit Option (1.50%)	$419	$1276	$2156	$4467
Return of Premium Death Benefit Option (1.45%)	$415	$1262	$2133	$4424

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy.

For information concerning compensation paid for the sale of the Policies, see “Distribution of the Policies.”

CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

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1.	THE ANNUITY POLICY

The Advisor’s Edge Select® Variable Annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Peoples Benefit guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Peoples Benefit may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Policy is unnecessary when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge Select® Variable Annuity is a policy between you, the Policy Owner, and Peoples Benefit, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account.)

•	Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Peoples Benefit’s Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit’s other assets and can be used only to satisfy its obligations to Policy Owners.

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2.	PURCHASE

Customer Order Form and Issuance of Policies

To invest in The Advisor’s Edge Select® Variable Annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Peoples Benefit will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

In addition to Non-Qualified Policies, Peoples Benefit also offers The Advisor’s Edge Select( Variable Annuity as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See Qualified Individual Retirement Annuities.)

Qualified Policy

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000 (or $50 if by payroll deduction).

•	You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•	Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•	The total of all Premium Payments may not exceed $1,000,000 without our prior approval.

•	Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. Peoples Benefit reserves the right to refuse any Premium Payment.

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Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Peoples Benefit. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus—

•	any additional Net Premium Payments credited

•	any increase in the Policy Value due to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options minus—

•	any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge and any riders, if applicable

•	any withdrawals

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Peoples Benefit will credit a certain number of Accumulation Units to your Policy. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Policy Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

3.	INVESTMENT OPTIONS

The Advisor’s Edge Select( Variable Annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio’s investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

The Policy was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of

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such exchanges may be disruptive to an underlying fund portfolio. The Company reserves the right to reject any Premium Payment or exchange request from any person, if, in the Company’s judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject the Company’s purchase order.

Owners of Policy Number AV375 should refer to Appendix B of this prospectus for available investment options and policy features.

AEGON/Transamerica Series Trust – Initial Class

Subadvised by American Century Global Investment Management, Inc.

American Century International

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities(1)(2)

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index(1)

Subadvised by Janus Capital Management LLC

Janus Growth(1)

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Small Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity(1)

Transamerica Growth Opportunities

Transamerica Value Balanced(1)

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation(1)

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth(3)

Columbia Funds Variable Insurance Trust – Class A Shares(4)

Managed by Columbia Management Advisors, Inc.

Columbia Small Company Growth Fund, Variable Series(1) (5)

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio(1)

Credit Suisse Small Cap Growth Portfolio(1)

Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II(1)

Federated Capital Income Fund II(1)

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II(1)

Federated High Income Bond Fund II(1)

Federated Prime Money Fund II(1)

Gartmore Variable Insurance Trust

Advised by Gartmore Global Asset Management Trust

Gartmore GVIT Developing Markets Fund(1)

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Fidelity Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger International Small Cap(1)

Wanger U.S. Smaller Companies(1)

Wells Fargo Advantage Variable Trust Funds

Managed by Wells Capital Management Incorporated

WFAVT Small/Mid Cap Value Fund(1) (6)

(1)	Owners of Policy Number AV375 may invest in these funds.

(2)	Formerly known as Clarion Real Estate Securities.

(3)	Formerly known as Van Kampen Emerging Growth.

(4)	Formerly known as SteinRoe Variable Investment Trust.

(5)	Formerly known as Liberty Small Company Growth Fund, Variable Series.

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(6)	Formerly known as WFVT Multi Cap Value Fund.

The following Subaccount is only available to Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Trust – Initial Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value

The following subaccounts are closed to new investment.

AEGON/Transamerica Series Trust – Initial Class

Subadvised by Great Companies, L.L.C.

Great Companies - AmericaSM

Great Companies - TechnologySM

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Templeton Investment Counsel, L.L.C. and Great Companies, L.L.C

Templeton Great Companies Global

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Managed by AllianceBernstien L.P.(1)

AllianceBernstein Global Technology Portfolio

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

(1)	Formerly known as Alliance Capital Management L.P.

Dreyfus Investment Portfolios – Service Class

Managed by The Dreyfus Corporation

Dreyfus IP – Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Managed by The Dreyfus Corporation

Dreyfus Variable Investment Fund – Service Class

Managed by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio

Seligman Portfolios, Inc. – Class 2 Shares

Managed by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to some of the Funds may compensate Peoples Benefit for providing administrative services in connection with some of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Peoples Benefit, and Peoples Benefit may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the portfolio or its service providers, or whether affiliates of the portfolio can provide marketing and distribution support for sales of the Policies. (See “Revenue We Receive”.) We have included the ATST portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers, Inc.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including

14

information about any regulatory actions or investigations relating to a Fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction. As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue

15

transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or size their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and

16

disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we expect to be contractually obligated to prohibit transfers by policy owners identified by an underlying fund portfolios and to provide policy owner transaction data to the underlying fund portfolios.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Peoples Benefit’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for new investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law.

If you select the fixed account, your money will be placed with Peoples Benefit’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the Income Phase from the fixed portion of your Policy will remain level for the entire Income Phase.

We reserve the right to refuse any Premium Payment to the fixed account.

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Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make unlimited transfers of money among the Subaccounts and the Fixed Account at no cost, subject to the limitations described above which we reserve the right to impose, and the following conditions:

•	You may make requests for transfers in writing or by telephone. Peoples Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•	Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the Dollar Cost Averaging Program.

4.	PERFORMANCE

Performance Measures

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the money market Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio’s performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Average Annual Total Return

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Peoples Benefit may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For information regarding the calculation of other performance data, please refer to the SAI.

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Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.

Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

Yield And Effective Yield

Peoples Benefit may also show yield and effective yield figures for the money market Subaccount. “Yield” refers to the income generated by an investment in the money market Subaccount over a seven-day period, which is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the money market Subaccount is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the money market Subaccount for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount’s performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

5.	EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an Annuity Payment Option. See “Excess Interest Adjustment” in Section 7 of this prospectus and the Statement of Additional Information.

Mortality and Expense Risk Fee

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order

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form. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.30%. For the 6 Year Step-Up Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.35%. For the Double Enhanced Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.45%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

A Closer Look At

The Mortality and Expense Risk Fee

Peoples Benefit assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

Peoples Benefit assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Additional Death Benefit

If you elect the ADB, there is an annual rider fee during the accumulation phase of 0.25% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Additional Death Distribution - II

If you elect the ADD-II, there is an annual fee during the accumulation phase of 0.55% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we received all necessary regulatory approvals) during the accumulation phase.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency Cash annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date, according to the following schedule:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0-1	4%
1-2	3%
2-3	2%
3-4	1%
4 or more	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

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Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the Annuity Commencement Date and not from the Premium Payment date;

•	this charge is a percentage of the Adjusted Policy Value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the “Fee Table” section of this prospectus and in each Fund’s prospectus and Statement of Additional Information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•	Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the Policies, receive some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Peoples Benefit and AFSG

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust(2)	0.00%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Credit Suisse Trust	0.20%
Dreyfus Investment Portfolios	0.25%
The Dreyfus Socially Responsible Growth Fund	0.30%
Dreyfus Variable Investment Fund	0.30%
Federated Insurance Series	0.50%
Fidelity Variable Insurance Products Fund	0.25%
Gartmore Variable Investment Trust	0.25%

Seligman Portfolios, Inc.	0.25%
Columbia Funds Variable Insurance Trust	0.35%

Wanger Advisors Trust	0.35%
Wells Fargo Variable Trust	0.25%

(1)	Payments are based on a percentage of the average assets of each underlying portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase:

•	by making a full or partial withdrawal;

•	by electing an Annuity Payment Option;

•	by your beneficiary in the form of a Death Benefit; and

•	by taking systematic payouts.

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

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•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable premium taxes, service charges and any rider fees.

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Peoples Benefit have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option in excess of 10% of your cumulative Premium Payment is subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to 10% of your cumulative Premium Payments each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free percentage.”

There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free percentage available;

•	nursing care and terminal condition withdrawals;

•	unemployment withdrawals;

•	withdrawals to satisfy the minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed 10% of your cumulative Premium Payments divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

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Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Commencement Date. Any Annuity Commencement Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the Policy month starting after the Annuitant attains age 85, except as expressly allowed by Peoples Benefit. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Peoples Benefit will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Peoples Benefit reserves the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under Annuity Payment Options 2-V or 4-V, the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2-V and 4-V. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•	Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain—We will make level payments only during the annuitant’s lifetime.

•	10 Years Certain—We will make level payments for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

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•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency CashSM (fixed only)

Payments will be made during the lifetime of the annuitant. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•	Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency CashSM (fixed only)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

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The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

Other Annuity Payment Options may be arranged by agreement with Peoples Benefit. The default option will be Option 2. Certain Annuity Payment Options may not be available in all states.

If your Policy is a Qualified Policy, payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Peoples Benefit informed of their current address.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•	If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the

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Payment Option 3—Life Income (with 10 years of payments guaranteed). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•	Peoples Benefit reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option.

•	From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Peoples Benefit’s consent.

•	At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•	If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

•	You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•	If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Peoples Benefit informed of the Payee’s most current address of record.

8.	DEATH BENEFIT

Peoples Benefit will pay a death benefit to your beneficiary, under certain circumstances, if the Annuitant dies before the Annuity Commencement Date and the Annuitant was also the Policy Owner. (If the Annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

When We Pay a Death Benefit

Before the Annuity Commencement Date

We will pay a death benefit to your beneficiary IF:

•	you (owner) are both the Annuitant and an owner of the Policy; and

•	you die before the Annuity Commencement Date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

•	you (owner) are not the Annuitant; and

•	the Annuitant dies before the Annuity Commencement Date; and

•	you specifically requested that the death benefit be paid upon the Annuitant’s death.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the Annuity Payment Option selected.

IF:

•	you (owner) are not the Annuitant; and

•	you die on or after the Annuity Commencement Date; and

•	the entire interest in the Policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:

•	you (owner) are not the Annuitant; and

•	the Annuitant dies prior to the Annuity Commencement Date; and

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•	you did not specifically request that the death benefit be paid upon the Annuitant’s death;

THEN:

•	you will become the new Annuitant and the Policy will continue.

IF:

•	you (owner) are not the Annuitant; and

•	you die prior to the Annuity Commencement Date;

THEN:

•	the new owner (unless it is your spouse) must generally surrender the Policy within five years of your death for the Policy Value increased or decreased by an Excess Interest Adjustment (if applicable).

Note carefully. If the Policy Owner does not name an Owner’s designated beneficiary, the Policy Owner’s estate will become the new owner. If no probate estate is opened (because, for example, the Policy Owner has precluded the opening of a probate estate by means of a trust or other instrument), and Peoples Benefit has not received written notice of the trust as a successor owner signed prior to the Policy Owner’s death, then that trust may not exercise ownership rights to the Policy. It may be necessary to open a probate estate in order to exercise ownership rights to the Policy if no Owner’s designated beneficiary is named in the written notice received by Peoples Benefit.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The death benefit will be the greater of:

•	Policy Value on the date we receive the required information; or

•	Cash Value on the date we receive the required information (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Guaranteed Minimum Death Benefit Options

On the Policy customer order form, you generally may choose one of the three Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

•	available if the Policy Owner or Annuitant is age 0 to 85 on the Policy Date.

The Return of Premium Death Benefit is not available if the Policy Owner or Annuitant is 85 or older on the Policy Date.

B.	6 Year Step-Up To Age 81 Death Benefit

The 6 Year Step-Up Death Benefit is:

•	the higher of the initial premium or the Adjusted Policy Value on the 6th, 12th, 18th, etc., Policy Anniversary prior to the earlier date of death or the Annuitant’s 81st birthday;

•	plus premiums paid;

•	less partial withdrawals subsequent to the date of the 6th anniversary with the largest Policy Value.

Available if the Policy Owner or Annuitant is age 0 to 75 on the Policy Date.

C.	Double Enhanced Death Benefit

The Double Enhanced Death Benefit is the greater of (1) or (2) where:

(1)	is a 5% Annually Compounding Death Benefit, equal to the Cumulative Premium Payments, minus Adjusted Partial Withdrawals, plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday; and

(2)

is a Step-Up Death Benefit, equal to the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday, plus any Premium Payments since the date of the Policy Anniversary with the largest Policy

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Value, minus any Adjusted Partial Withdrawals since the date of the Policy Anniversary with the largest Policy Value.

The Double Enhanced Death Benefit is available if the Policy Owner or Annuitant is 0 to 79 on the Policy Date.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

9.	TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

Taxation Of Annuities In General

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See Annuity Policies Owned By Non-Natural Persons And Diversification Standards.)

A Closer Look At

Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity

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Payments for the term of the Policy. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

If you are attempting to satisfy minimum required distribution rules through partial withdrawals, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Policy (note, however, that other penalties may apply); (vi) under an immediate annuity policy (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to

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pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the ADB and ADD-II as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the ADB and ADD-II or any other optional benefit provided under the policy should be treated as taxable surrenders you should consult your tax adviser prior to selecting any optional benefit under the Policy.

Annuity Policies Owned By Non-Natural Persons

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

Multiple-Policies Rule

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

Transfers Of Annuity Policies

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

Assignments Of Annuity Policies

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax adviser about the potential tax effects of such a transaction.

Diversification Standards

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury

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Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases By Residents Of Puerto Rico

The Internal Revenue Service recently announced that income received by resident of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Qualified Individual Retirement Annuities

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax adviser.

403(b) Policies

Peoples Benefit will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You may elect to have a specified dollar amount provided to you from the portion of your Policy’s value allocated to the Portfolios on a monthly, quarterly, semi-annual, or annual basis. The minimum amount for each Systematic Payout is $50. If payments are from the fixed account, then they cannot exceed the free percentage divided by the number of payments per year. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

You may elect this option by completing a Systematic Payout Option Request Form.

Peoples Benefit must receive your Form at least 30 days before the date you want Systematic Payouts to begin. Peoples Benefit will process each Systematic Payout on the date and at the frequency you specified in your Systematic Payout Option Application Form. The start date for Systematic Payouts must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Payout Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days’ notice, and we also reserve the right to charge a fee for the option.

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Additional Death Benefit

The optional Additional Death Benefit (“ADB”) pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your Policy, in certain circumstances. The ADB is only available for issue ages through age 80.

ADB Amount. The ADB is only payable if you elected the rider prior to the death triggering the payment of the Policy death benefit and a death benefit is payable under the policy. The ADB is equal to:

•	the ADB factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the Policy Value on the date the death benefit is determined; minus

•	Policy Value on the rider date; minus

•	Premium Payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB if there are no rider earnings on the date the death benefit is calculated.

If you purchase your Policy as part of a 1035 exchange or add the ADB after you purchase the Policy, rider earnings do not include any gains before the 1035 exchange or the date the ADB is added to your Policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the Policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the ADB will be considered.

Please see the SAI for an example which illustrates the ADB payable as well as the effect of a partial surrender on the ADB.

Spousal Continuation. If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving a death benefit and ADB, the spouse will receive a one-time Policy Value increase equal to the ADB. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the Policy Value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the Policy is annuitized or surrendered, or

•	the ADB is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADB may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

The Additional Death Benefit may vary for certain policies and may not be available for all policies.

Additional Death Distribution - II

The optional Additional Death Distribution – II (“ADD-II”) pays an additional death benefit amount when a death benefit is payable under your Policy, in certain circumstances. The ADD-II is only available for issue ages through age 75.

ADD-II Amount. An additional death benefit is only payable if a death benefit is paid on the base Policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

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If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the Policy Value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the ADD-II if the Policy Value on the date of death is less than the Premium Payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving the death benefit and ADD-II, the spouse will receive a one-time Policy Value increase equal to the ADD-II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long he or she is under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the Policy Value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the Policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADD-II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The Additional Death Distribution - II may vary for certain policies and may not be available for all policies.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time, however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5.0% AIR to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals 5.0%. The payments will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

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Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	Confined in a hospital or nursing facility for 30 days in a row; or

•	Diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit. This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed; and

•	employed full time on the Policy Date; and

•	unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but Policy Owners who elected the GMIB prior to May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner’s records prior to processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other transfer is requested.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer

34

accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from the Dollar Cost Averaging Fixed Account Option or the money market Subaccount.

A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional Premium Payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market Subaccount; and

•	any amount in a variable source will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is not charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

11.	OTHER INFORMATION

Peoples Benefit Life Insurance Company (“Peoples Benefit,” “We,” “Us,” “Our”)

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies, and is licensed in all states, the District of Columbia, and Puerto Rico.

Peoples Benefit is a wholly owned-indirect subsidiary of Transamerica Corporation, which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly

35

traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self-and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-744-3030.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Policy are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit’s general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds. Additional Subaccounts may be established at Peoples Benefit’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner (“You,” “Your”)

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, AFSG, for the distribution and sale of the Policies. We may reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the Policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Compensation to Broker-Dealers Selling the Policies. The Policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the Policies. We pay commissions through AFSG to the selling firms for their sales of the Policies.

A limited number of representatives of InterSecurities, Inc. (“ISI”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support and training to sales representatives at the selling firms. To the extent permitted by NASD rules, we and/or ISI or another affiliates may provide

36

promotional incentives in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may shares the costs of client appreciation events, reimburse selling firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by applicable law, we and/or our affiliates may provide selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale the Policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

The selling firms are paid commissions for the promotion and sale of the Policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1.25% of premiums plus an annual continuing fee of 1.0% based on policy values.

The registered representative who sells you the Policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. Our parent company provides paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of ISI are underwritten by our affiliates. Wholesaling representatives and their managers at ISI who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

Commissions and other incentives or payments described above are not charged directly to Policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy can be canceled and treated as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy. You bear the risk of any decline in Policy Value during the Right to Cancel Period.

Reinstatements

Peoples Benefit occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, Peoples Benefit will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Peoples Benefit). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent

37

required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, Deletions, or Substitutions of Investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit’s judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner’s interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Policy Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by The Advisor’s Edge Select® Variable Annuity Policy Owners (as well as the Independent Registered Public Accounting Firm’s Reports on them) are contained in the Statement of Additional Information.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as Independent Registered Public Accounting Firm for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by The Advisor’s Edge Select® Variable Annuity Policy Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Peoples Benefit, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits

38

involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Peoples Benefit believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Peoples Benefit.

TABLE OF CONTENTS FOR THE ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

GLOSSARY OF TERMS
THE POLICY - GENERAL PROVISIONS
ADDITIONAL DEATH BENEFIT
ADDITIONAL DEATH DISTRIBUTION - II
PERFORMANCE INFORMATION
PERFORMANCE COMPARISONS
SAFEKEEPING OF ACCOUNT ASSETS
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS
PEOPLES BENEFIT LIFE INSURANCE COMPANY
CERTAIN FEDERAL INCOME TAX CONSEQUENCES
TAXATION OF PEOPLES BENEFIT
STATE REGULATION OF PEOPLES BENEFIT
RECORDS AND REPORTS
DISTRIBUTION OF THE POLICIES
LEGAL MATTERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OTHER INFORMATION
FINANCIAL STATEMENTS

39

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		1.45%			1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
American Century International - Initial Class(4)	2005	$1.100918	$1.224845	100,020.109	$1.099441	$1.222593	1,044.823
	2004	$0.976821	$1.100918	85,250	$0.975993	$1.099441	1,047
	2003	$0.791	$0.976821	1,146,645.804	$0.791	$0.975993	2,132.979
	2002	$1.000	$0.791	1,542,567	$1.000	$0.791	100
Asset Allocation - Conservative Portfolio - Initial Class(4)	2005	$1.174882	$1.218163	936,388.233	$1.173316	$1.215924	21,069.127
	2004	$1.086427	$1.174882	861,278	$1.085524	$1.173316	0.000
	2003	$0.897	$1.086427	166,604.481	$0.896	$1.085524	0.000
	2002	$1.000	$0.897	81,650	$1.000	$0.896	100
Asset Allocation - Growth Portfolio - Initial Class(4)	2005	$1.168315	$1.292634	181,530.774	$1.166804	$1.290319	7,506.495
	2004	$1.038054	$1.168315	390,768	$1.037216	$1.166804	16,848
	2003	$0.805	$1.038054	0.000	$0.805	$1.037216	0.000
	2002	$1.000	$0.805	100	$1.000	$0.805	100
Asset Allocation - Moderate Portfolio - Initial Class(4)	2005	$1.173330	$1.242705	1,456,917.291	$1.171796	$1.240469	42,311.513
	2004	$1.068624	$1.173330	275,000	$1.067759	$1.171796	29,988
	2003	$0.868	$1.068624	115,007.063	$0.868	$1.067759	13,349.154
	2002	$1.000	$0.868	100	$1.000	$0.868	100
Asset Allocation Moderate Growth Portfolio - Initial Class(4)	2005	$1.177932	$1.276212	778,090.104	$1.176374	$1.273905	53,800.489
	2004	$1.052490	$1.177932	1,023,551	$1.051623	$1.176374	48,522
	2003	$0.840	$1.052490	197,068.256	$0.839	$1.051623	585.533
	2002	$1.000	$0.840	146,987	$1.000	$0.839	100
Capital Guardian Global - Initial Class(6)	2005	$1.089840	$1.183638	27,982.869	$1.089487	$1.182667	6,802.733
	2004	$1.000	$1.089840	9,543	$1.000	$1.089487	6,803
Capital Guardian Value - Initial Class(6)	2005	$1.134632	$1.204685	1,873,860.189	$1.134259	$1.203699	5,593.486
	2004	$1.000	$1.134632	1,818,151	$1.000	$1.134259	0.000
Clarion Global Real Estate Securities - Initial Class(2)(a)	2005	$1.844825	$2.063553	234,658.588	$2.233675	$2.497286	249,301.608
	2004	$1.408716	$1.844825	276,382	$1.706483	$2.233675	309,360
	2003	$1.053	$1.408716	289,895.875	$1.276	$1.706483	552,346
	2002	$1.031	$1.053	1,174,467	$1.250	$1.276	418,031
	2001	$1.000	$1.031	227,293	$1.143	$1.250	305,095
	2000	N/A	N/A	N/A	$0.895	$1.143	185,954
	1999	N/A	N/A	N/A	$1.000	$0.895	2,881
Great Companies - AmericaSM - Initial Class(5)	2005	$1.179857	$1.208158	473,298.032	$1.178401	$1.206082	16,633.002
	2004	$1.176758	$1.179857	537,788	$1.175895	$1.178401	18,106
	2003	$0.958	$1.176758	63,378.287	$0.957	$1.175895	0.000
	2002	$1.000	$0.958	63,751	$1.000	$0.957	100
Great Companies - TechnologySM - Initial Class(5)	2005	$1.457111	$1.465952	12,978.376	$1.455300	$1.463409	0.000
	2004	$1.368019	$1.457111	12,978	$1.367000	$1.455300	0.000
	2003	$0.919	$1.368019	12,978.376	$0.919	$1.367000	0.000
	2002	$1.000	$0.919	100	$1.000	$0.919	100
J.P. Morgan Enhanced Index - Initial Class(1)	2005	$0.971527	$0.990810	274,610.565	$1.055117	$1.075522	1,539,104.181
	2004	$0.887825	$0.971527	122,411	$0.964689	$1.055117	1,930,602
	2003	$0.699	$0.887825	498,181.574	$0.759	$0.964689	2,468,796
	2002	$0.940	$0.699	477,109	$1.022	$0.759	2,285,629
	2001	$1.000	$0.940	878,233	$1.179	$1.022	3,700,425
	2000	N/A	N/A	N/A	$1.343	$1.179	3,225,502
	1999	N/A	N/A	N/A	$1.154	$1.343	1,662,594
	1998	N/A	N/A	N/A	$1.000	$1.154	1,000

40

		1.45%			1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Janus Growth - Initial Class(2)	2005	$0.895088	$0.970091	187,259.205	$0.687443	$0.744685	3,612,020.050
	2004	$0.786037	$0.895088	404,589	$0.603988	$0.687443	4,177,152
	2003	$0.604	$0.786037	325,923.620	$0.464	$0.603988	4,556,641
	2002	$0.875	$0.604	144,048	$0.673	$0.464	4,871,312
	2001	$1.000	$0.875	122,033	$0.951	$0.673	6,684,312
	2000	N/A	N/A	N/A	$1.359	$0.951	5,679,261
	1999	N/A	N/A	N/A	$1.000	$1.359	676,854
PIMCO Total Return - Initial Class(4)	2005	$1.120250	$1.130007	2,405,099.787	$1.118783	$1.127971	17,675.286
	2004	$1.087635	$1.120250	2,549,835.000	$1.086753	$1.118783	24,567.000
	2003	$1.052000	$1.087635	1,308,955.006	$1.051000	$1.086753	43,093.952
	2002	$1.000000	$1.052000	1,036,839.000	$1.000000	$1.051000	100.000
Salomon All Cap - Initial Class(3)	2005	$1.032047	$1.058825	57,575.498	$1.030271	$1.056481	28,175.644
	2004	$0.959364	$1.032047	62,820.000	$0.958182	$1.030271	29,657.000
	2003	$0.720000	$0.959364	65,194.584	$0.720000	$0.958182	31,511.599
	2002	$0.970000	$0.720000	250,520.000	$0.970000	$0.720000	45,661.000
	2001	$1.000000	$0.970000	2,526,729.000	$1.000000	$0.970000	1,000.000
Templeton Great Companies Global - Initial Class(2)	2005	$1.261731	$1.336638	6,383.655	$1.260166	$1.334327	837,485
	2004	$1.169436	$1.261731	6,675	$1.168565	$1.260166	903,806
	2003	$0.936	$1.169436	2,674.427	$0.699	$1.168565	1,367,677.205
	2002	$1.000	$0.936	100	$0.959	$0.699	2,532,206
	2001	N/A	N/A	N/A	$1.262	$0.959	2,950,184
	2000	N/A	N/A	N/A	$1.553	$1.262	3,050,196
	1999	N/A	N/A	N/A	$1.000	$1.553	575,729
Transamerica Equity - Initial Class(2)	2005	$1.080260	$1.240952	2,037,334.956	$1.078385	$1.238197	452,823.257
	2004	$0.946372	$1.080260	1,938,310	$0.945195	$1.078385	524,861
	2003	$0.732	$0.946372	1,637,531.181	$0.731	$0.945195	707,788.225
	2002	$0.955	$0.732	305,915	$0.954	$0.731	788,920
	2001	$1.000	$0.955	116,195	$1.006582	$0.954	1,460,416
	2000	N/A	N/A	N/A	$1.487766	$1.006582	1,343,845
	1999	N/A	N/A	N/A	$1.000000	$1.487766	246,122
Transamerica Growth Opportunities - Initial Class(3)	2005	$1.428887	$1.637113	199,070.322	$1.426398	$1.633468	1,796.970
	2004	$1.242983	$1.428887	308,148	$1.241434	$1.426398	3,970
	2003	$0.961	$1.242983	940,110.792	$0.960	$1.241434	2,243.391
	2002	$1.138	$0.961	2,132,708	$1.138	$0.960	3,116
	2001	$1.000	$1.138	388,004	$1.000	$1.138	1,000
Transamerica Small/Mid Cap Value - Initial Class(1)	2005	$1.318322	$1.475759	76,676.982	$2.710530	$3.032749	575,710.446
	2004	$1.149577	$1.318322	84,060	$2.364745	$2.710530	723,452
	2003	$0.611	$1.149577	230,384.409	$1.258	$2.364745	1,060,687
	2002	$1.024	$0.611	516,634	$2.109	$1.258	1,141,264
	2001	$1.000	$1.024	2,847,860	$1.662	$2.109	1,228,998
	2000	N/A	N/A	N/A	$1.520	$1.662	1,310,663
	1999	N/A	N/A	N/A	$1.192	$1.520	541,663
	1998	N/A	N/A	N/A	$1.000	$1.192	1,000
Transamerica Value Balanced - Initial Class(2)	2005	$1.137667	$1.195379	574,576.353	$1.136190	$1.193233	234,793.839
	2004	$1.049621	$1.137667	266,692	$1.048766	$1.136190	447,603
	2003	$0.886	$1.049621	115,887.066	$0.848104	$1.048766	501,638.612
	2002	$1.000	$0.886	370,296	$0.962410	$0.848104	663,953
	2001	N/A	N/A	N/A	$0.998739	$0.962410	950,003
	2000	N/A	N/A	N/A	$1.053303	$0.998739	1,019,180
	1999	N/A	N/A	N/A	$1.000000	$1.053303	280,925

41

		1.45%			1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Van Kampen Active International Allocation - Initial Class(1)	2005	$1.125102	$1.262008	1,375,037.323	$1.075061	$1.205294	1,049,969.500
	2004	$0.983665	$1.125102	1,390,727	$0.940372	$1.075061	1,288,069
	2003	$0.751	$0.983665	351,432.230	$0.719	$0.940372	1,610,481
	2002	$0.918	$0.751	244,047	$0.879	$0.719	1,433,433
	2001	$1.000	$0.918	55,549	$1.157	$0.879	1,397,351
	2000	N/A	N/A	N/A	$1.437	$1.157	1,312,308
	1999	N/A	N/A	N/A	$1.102	$1.437	1,139,793
	1998	N/A	N/A	N/A	$1.000	$1.102	1,000
Van Kampen Mid-Cap Growth - Initial Class(3)(b)	2005	$0.765392	$0.811447	64,998.821	$0.764064	$0.809627	42,819.457
	2004	$0.724747	$0.765392	31,777	$0.723847	$0.764064	44,467
	2003	$0.574	$0.724747	48,025.996	$0.573	$0.723847	44,184.087
	2002	$0.870	$0.574	203,958	$0.869	$0.573	48,938
	2001	$1.000	$0.870	94,504	$1.000	$0.869	5,702
AllianceBernstein Growth - Class B(3)	2005	$0.968524	$1.065812	228,654.688	$0.966842	$1.063436	774.898
	2004	$0.857939	$0.968524	457,077	$0.856875	$0.966842	7,432
	2003	$0.646	$0.857939	288,679.947	$0.654	$0.856875	10,784.975
	2002	$0.914	$0.646	200,515	$0.918	$0.654	3,933
	2001	$1.000	$0.914	29,724	$1.000	$0.918	1,000
AllianceBernstein Large Cap Growth - Class B(3)	2005	$0.825595	$0.934630	30,686.923	$0.824168	$0.932556	0.000
	2004	0.773086	$0.825595	41,608	$0.772128	$0.824168	0.000
	2003	$0.636	0.773086	41,209.721	$0.635	$0.772128	0.000
	2002	$0.933	$0.636	15,501	$0.932	$0.635	1,000
	2001	$1.000	$0.933	15,501	$1.000	$0.932	1,000
AllianceBernstein Global Technology - Class B(3)	2005	$0.770018	$0.786729	35,866.428	$0.768689	$0.784981	3,010.100
	2004	$0.743395	$0.770018	37,176	$0.742478	$0.768689	4,550
	2003	$0.524	$0.743395	35,549.203	$0.524	$0.742478	4,265.645
	2002	$0.914	$0.524	17,582	$0.914	$0.524	9,401
	2001	$1.000	$0.914	1,000	$1.000	$0.914	1,000
Columbia Small Company Growth Fund, Variable Series - Class A(1)(c)	2005	$1.119103	$1.133055	75,936.194	$1.538377	$1.556780	30,324
	2004	$1.018460	$1.119103	85,648	$1.400712	$1.538377	38,154
	2003	$0.717	$1.018460	208,600.069	$0.986	$1.400712	58,598
	2002	$0.961	$0.717	32,144	$1.322	$0.986	109,596
	2001	$1.000	$0.961	1,000	$1.492	$1.322	118,953
	2000	N/A	N/A	N/A	$1.601	$1.492	501,747
	1999	N/A	N/A	N/A	$1.097	$1.601	17,443
	1998	N/A	N/A	N/A	$1.000	$1.097	1,000
Credit Suisse - International Focus Portfolio(1)	2005	$1.090434	$1.262346	57,022.749	$1.065961	$1.233417	244,719.445
	2004	$0.964153	$1.090434	51,574	$0.942971	$1.065961	266,178
	2003	$0.735	$0.964153	45,624.666	$0.719	$0.942971	268,454
	2002	$0.933	$0.735	1,681,258	$0.913	$0.719	264,216
	2001	$1.000	$0.933	1,166,722	$1.190	$0.913	316,789
	2000	N/A	N/A	N/A	$1.630	$1.190	324,739
	1999	N/A	N/A	N/A	$1.078	$1.630	17,503
	1998	N/A	N/A	N/A	$1.000	$1.078	1,000
Credit Suisse - Small Cap Growth Portfolio(1)	2005	$1.079380	$1.035472	118,731.316	$1.357403	$1.301563	1,258,361
	2004	$0.987714	$1.079380	94,785	$1.242745	$1.357403	1,292,143
	2003	$0.675	$0.987714	134,733.493	$0.849	$1.242745	1,405,319
	2002	$1.032	$0.675	51,311	$1.300	$0.849	1,483,995
	2001	$1.000	$1.032	53,153	$1.571	$1.300	1,708,616
	2000	N/A	N/A	N/A	$1.947	$1.571	1,599,802
	1999	N/A	N/A	N/A	$1.169	$1.947	14,585
	1998	N/A	N/A	N/A	$1.000	$1.169	1,000

42

		1.45%			1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Dreyfus IP - Core Bond - Service Class(3)	2005	$1.150546	$1.158125	144,260.286	$1.148555	$1.155550	22,560.143
	2004	$1.118450	$1.150546	134,940	$1.117069	$1.148555	29,433
	2003	$1.059	$1.118450	455,653.497	$1.059	$1.117069	32,599.164
	2002	$1.006	$1.059	1,917,652	$1.006	$1.059	32,742
	2001	$1.000	$1.006	1,945,461	$1.000	$1.006	16,833
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class(3)	2005	$0.817214	$0.832564	12,556.341	$0.815795	$0.830707	0.000
	2004	$0.782616	$0.817214	10,772	$0.781636	$0.815795	0.000
	2003	$0.631	$0.782616	30,569.443	$0.631	$0.781636	1,303.416
	2002	$0.904	$0.631	41,926	$0.904	$0.631	2,291
	2001	$1.000	$0.904	44,459	$1.000	$0.904	1,000
Dreyfus - VIF Appreciation - Service Class(3)	2005	$0.962276	$0.987611	83,505.425	$0.960586	$0.985396	40,184.744
	2004	$0.931583	$0.962276	33,058	$0.930410	$0.960586	138
	2003	$0.782	$0.931583	1,954,523.929	$0.782	$0.930410	0.000
	2002	$0.955	$0.782	2,053,954	$0.955	$0.782	1,000
	2001	$1.000	$0.955	1,921,167	$1.000	$0.955	1,000
Federated American Leaders Fund II(1)	2005	$1.017898	$1.053785	697,977.937	$1.172475	$1.213217	1,324,652.376
	2004	$0.940699	$1.017898	984,317	$1.084098	$1.172475	1,664,830
	2003	$0.747	$0.940699	1,052,218.362	$0.862	$1.084098	2,053,460
	2002	$0.950	$0.747	2,635,744	$1.096	$0.862	1,923,100
	2001	$1.000	$0.950	1,662,159	$1.162	$1.096	1,698,516
	2000	N/A	N/A	N/A	$1.512	$1.162	400,459
	1999	N/A	N/A	N/A	$1.096	$1.512	166,796
	1998	N/A	N/A	N/A	$1.000	$1.096	1,000
Federated Capital Income Fund II(1)	2005	$0.876656	$0.918462	33,288.076	$0.775743	$0.812349	69,339.203
	2004	$0.809119	$0.876656	5,170	$0.716340	$0.775743	80,846
	2003	$0.680	$0.809119	28,081.499	$0.603	$0.716340	135,584
	2002	$0.907	$0.680	32,996	$0.804	$0.603	140,048
	2001	$1.000	$0.907	43,338	$0.946	$0.804	314,705
	2000	N/A	N/A	N/A	$1.064	$0.946	400,549
	1999	N/A	N/A	N/A	$1.062	$1.064	166,796
	1998	N/A	N/A	N/A	$1.000	$1.062	1,000
Federated Fund for U.S. Government Securities II(1)	2005	$1.138979	$1.145507	361,969.328	$1.257748	$1.264329	1,408,870.019
	2004	$1.115277	$1.138979	613,614	$1.232183	$1.257748	1,658,616
	2003	$1.105	$1.115277	1,647,847.713	$1.222	$1.232183	3,258,944
	2002	$1.028	$1.105	3,243,760	$1.137	$1.222	2,056,456
	2001	$1.000	$1.028	2,220,115	$1.079	$1.137	2,914,758
	2000	N/A	N/A	N/A	$0.983	$1.079	3,093,041
	1999	N/A	N/A	N/A	$1.007	$0.983	1,512,032
	1998	N/A	N/A	N/A	$1.000	$1.007	1,000
Federated High Income Bond Fund II(1)	2005	$1.294013	$1.309445	1,145,821.416	$1.247633	$1.261891	1,014,085.600
	2004	$1.188509	$1.294013	1,172,624	$1.146467	$1.247633	1,072,205
	2003	$0.987	$1.188509	1,082,635.472	$0.952	$1.146467	1,403,596
	2002	$0.987	$0.987	170,786	$0.953	$0.952	1,549,197
	2001	$1.000	$0.987	30,054	$0.954	$0.953	757,527
	2000	N/A	N/A	N/A	$1.065	$0.954	697,331
	1999	N/A	N/A	N/A	$1.056	$1.065	327,458
	1998	N/A	N/A	N/A	$1.000	$1.056	1,000

43

		1.45%			1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Federated Prime Money Fund II(1)	2005	$0.992624	$1.004903	1,816,231.907	$1.088294	$1.101212	1,313,538.901
	2004	$0.998922	$0.992624	2,087,881	$1.095739	$1.088294	1,720,995
	2003	$1.007	$0.998922	1,600,766.572	$1.105	$1.095739	1,961,385
	2002	$1.007	$1.007	3,325,810	$1.106	$1.105	2,716,197
	2001	$1.000	$1.007	3,173,087	$1.082	$1.106	4,646,619
	2000	N/A	N/A	N/A	$1.036	$1.082	3,521,141
	1999	N/A	N/A	N/A	$1.005	$1.036	13,680,189
	1998	N/A	N/A	N/A	$1.000	$1.005	449,266
Gartmore GVIT Developing Markets Fund(1)	2005	$1.599736	$2.073960	59,141.282	$1.826916	$2.367318	101,675.861
	2004	$1.354948	$1.599736	17,450	$1.548132	$1.826916	123,841
	2003	$0.861	$1.354948	19,723.371	$0.984	$1.548132	117,968
	2002	$0.967	$0.861	27,483	$1.106	$0.984	80,829
	2001	$1.000	$0.967	4,208	$1.206	$1.106	140,619
	2000	N/A	N/A	N/A	$1.714	$1.206	146,101
	1999	N/A	N/A	N/A	$1.055	$1.714	19,596
	1998	N/A	N/A	N/A	$1.000	$1.055	1,000
Seligman Capital - Class 2 Shares(3)	2005	$0.898302	$0.993553	17,238.690	$0.896706	$0.991297	0.000
	2004	$0.841490	$0.898302	302,622	$0.840411	$0.896706	0.000
	2003	$0.629	$0.841490	122,421.370	$0.628	$0.840411	1,114.743
	2002	$0.954	$0.629	57,673	$0.954	$0.628	11,998
	2001	$1.000	$0.954	53,475	$1.000	$0.954	10,884
Seligman Communications and Information - Class 2 Shares(3)	2005	$0.962243	$1.019899	40,738.524	$0.960560	$1.017612	2,745.404
	2004	$0.880602	$0.962243	40,828	$0.879498	$0.960560	4,204
	2003	$0.620	$0.880602	57,025.789	$0.620	$0.879498	3,974.002
	2002	$0.987	$0.620	20,722	$0.986	$0.620	8,871
	2001	$1.000	$0.987	132,530	$1.000	$0.986	1,000
Seligman Global Technology - Class 2 Shares(3)	2005	$0.834695	$0.888186	7,724.409	$0.833227	$0.886187	0.000
	2004	$0.815568	$0.834695	9,018	$0.814539	$0.833227	0.000
	2003	$0.608	$0.815568	10,434.556	$0.608	$0.814539	0.000
	2002	$0.904	$0.608	10,485	$0.904	$0.608	1,000
	2001	$1.000	$0.904	18,388	$1.000	$0.904	1,000
Vanguard - Short-Term Investment-Grade(4)	2005	$1.067869	$1.076315	4,232,273.584	$1.066483	$1.074372	27,909.504
	2004	$1.061463	$1.067869	3,990,261	$1.060600	$1.066483	26,753
	2003	$1.040	$1.061463	2,241,011.063	$1.040	$1.060600	8,231.622
	2002	$1.000	$1.040	2,524,331	$1.000	$1.040	100
Vanguard - Total Bond Market Index(4)	2005	$1.112200	$1.122658	1,133,754.349	$1.110758	$1.120651	26,577.073
	2004	$1.082852	$1.112200	1,100,529	$1.081972	$1.110758	28,410
	2003	$1.056	$1.082852	1,243,279.529	$1.056	$1.081972	55,425.628
	2002	$1.000	$1.056	93,787	$1.000	$1.056	100
Vanguard - Equity Index(4)	2005	$1.123187	$1.160267	2,326,524.061	$1.121695	$1.158158	71,319.618
	2004	$1.028400	$1.123187	2,586,038	$1.027545	$1.121695	53,454
	2003	$0.812	$1.028400	1,832,289.179	$0.812	$1.027545	7,279.236
	2002	$1.000	$0.812	1,054,250	$1.000	$0.812	11,717
Vanguard - Mid-Cap Index(4)	2005	$1.242604	$1.396071	1,527,906.186	$1.240967	$1.393553	38,049.440
	2004	$1.047790	$1.242604	1,634,691	$1.046930	$1.240967	30,522
	2003	$0.793	$1.047790	1,454,754.279	$0.793	$1.046930	18,321.323
	2002	$1.000	$0.793	776,001	$1.000	$0.793	100
Vanguard - REIT Index(4)	2005	$1.607610	$1.772256	260,875.567	$1.605513	$1.769063	2,718.497
	2004	$1.249674	$1.607610	550,674	$1.248657	$1.605513	2,844
	2003	$0.936	$1.249674	287,366.638	$0.935	$1.248657	9,360.825
	2002	$1.000	$0.936	37,049	$1.000	$0.935	100
Fidelity - VIP Mid Cap Portfolio - Initial Class(6)	2005	$1.216160	$1.418273	788,472.104	$1.215778	$1.417127	3,513.095
	2004	$1.000	$1.216160	787,345	$1.000	$1.215778	0.000

44

		1.45%			1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Fidelity - VIP Value Strategies Portfolio - Initial Class(6)	2005	$1.119660	$1.133089	823,483.078	$1.119292	$1.132157	4,247.810
	2004	$1.000	$1.119660	726,498	$1.000	$1.119292	0.000
Wanger U.S. Smaller Companies(1)	2005	$1.362500	$1.494234	1,037,234.292	$1.838244	$2.014972	595,039.213
	2004	$1.168145	$1.362500	1,411,226	$1.774295	$1.838244	699,936
	2003	$0.827	$1.168145	1,265,412.266	$1.117	$1.774295	747,927
	2002	$1.009	$0.827	2,907,945	$1.363	$1.117	647,177
	2001	$1.000	$1.009	965,088	$1.243	$1.363	307,380
	2000	N/A	N/A	N/A	$1.373	$1.243	432,510
	1999	N/A	N/A	N/A	$1.114	$1.373	549,766
	1998	N/A	N/A	N/A	$1.000	$1.114	1,000
Wanger International Small Cap(1)	2005	$1.358616	$1.627553	326,373.631	$2.277159	$2.726592	547,925.827
	2004	$1.058073	$1.358616	282,130	$1.576808	$2.277159	618,167
	2003	$0.721	$1.058073	227,633.673	$1.210	$1.576808	636,203
	2002	$0.849	$0.721	770,108	$1.425	$1.210	631,422
	2001	$1.000	$0.849	749,066	$1.835	$1.425	685,552
	2000	N/A	N/A	N/A	$2.584	$1.835	726,164
	1999	N/A	N/A	N/A	$1.159	$2.584	305,860
	1998	N/A	N/A	N/A	$1.000	$1.159	1,000
WFAVT Small/Mid Cap Value Fund(1)(d)	2005	$1.153299	$1.324460	99,610.153	$1.467416	$1.684384	836,218.778
	2004	$1.002056	$1.153299	227,049	$1.275611	$1.467416	945,190
	2003	$0.735	$1.002056	375,435.186	$0.936	$1.275611	1,224,503
	2002	$0.970	$0.735	2,638,983	$1.236	$0.936	1,319,287
	2001	$1.000	$0.970	2,004,437	$1.205	$1.236	1,171,504
	2000	N/A	N/A	N/A	$1.134	$1.205	1,117,504
	1999	N/A	N/A	N/A	$1.185	$1.134	246,470
	1998	N/A	N/A	N/A	$1.000	$1.185	1,000

45

		1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Century International - Initial Class(4)	2005	$1.096562	$1.218190	141,353.212
	2004	$0.974401	$1.096562	148,595
	2003	$0.790	$0.974401	200,731.361
	2002	$1.000	$0.790	20,477
Asset Allocation - Conservative Portfolio - Initial Class(4)	2005	$1.170262	$1.211571	19,307.957
	2004	$1.083754	$1.170262	12,545
	2003	$0.896	$1.083754	0.000
	2002	$1.000	$0.896	100
Asset Allocation - Growth Portfolio - Initial Class(4)	2005	$1.163725	$1.285660	5,652.197
	2004	$1.035506	$1.163725	0.000
	2003	$0.804	$1.035506	0.000
	2002	$1.000	$0.804	100
Asset Allocation - Moderate Portfolio - Initial Class(4)	2005	$1.168706	$1.235988	40,326.160
	2004	$1.065987	$1.168706	40,496
	2003	$0.867	$1.065987	40,665.279
	2002	$1.000	$0.867	100
Asset Allocation Moderate Growth Portfolio - Initial Class(4)	2005	$1.173297	$1.269325	6,837.683
	2004	$1.049905	$1.173297	5,850
	2003	$0.839	$1.049905	4,282.186
	2002	$1.000	$0.839	100
Capital Guardian Global - Initial Class(6)	2005	$1.088770	$1.180735	17,708.505
	2004	$1.000	$1.088770	0.000
Capital Guardian Value - Initial Class(6)	2005	$1.133518	$1.201736	71,766.799
	2004	$1.000	$1.133518	9,316
Clarion Global Real Estate Securities - Initial Class(2)(a)	2005	$1.835214	$2.049782	8,551.712
	2004	$1.403452	$1.835214	12,187
	2003	$1.050	$1.403452	13,400.626
	2002	$1.030	$1.050	10,545
	2001	$1.000	$1.030	8,587
Great Companies - AmericaSM - Initial Class(5)	2005	$1.175506	$1.201937	59,915.802
	2004	$1.174166	$1.175506	59,760
	2003	$0.957	$1.174166	0.000
	2002	$1.000	$0.957	100
Great Companies - TechnologySM - Initial Class(5)	2005	$1.451736	$1.458393	0.000
	2004	$1.364998	$1.451736	0.000
	2003	$0.919	$1.364998	0.000
	2002	$1.000	$0.919	100
J.P. Morgan Enhanced Index - Initial Class(1)	2005	$0.966463	$0.984181	18,196.271
	2004	$0.884507	$0.966463	17,639
	2003	$0.697	$0.884507	28,351.051
	2002	$0.939	$0.697	13,804
	2001	$1.000	$0.939	8,566
Janus Growth - Initial Class(2)	2005	$0.890403	$0.963586	62,545.716
	2004	$0.783073	$0.890403	79,778
	2003	$0.603	$0.783073	84,421.005
	2002	$0.874	$0.603	79,995
	2001	$1.000	$0.874	68,417
PIMCO Total Return - Initial Class(4)	2005	$1.115839	$1.123893	11,541.545
	2004	$1.084965	$1.115839	0.000
	2003	$1.051	$1.084965	8,140.996
	2002	$1.000	$1.051	8,679
Salomon All Cap - Initial Class(3)	2005	$1.026675	$1.051759	8,756.133
	2004	$0.955783	$1.026675	8,756
	2003	$0.718	$0.955783	18,835.741
	2002	$0.970	$0.718	25,207
	2001	$1.000	$0.970	11,349

46

		1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Great Companies Global - Initial Class(2)	2005	$1.257058	$1.329727	16,069.543
	2004	$1.166829	$1.257058	16,066
	2003	$0.935	$1.166829	16,029.463
	2002	$1.000	$0.935	12,186
Transamerica Equity - Initial Class(2)	2005	$1.074597	$1.232651	221,388.747
	2004	$0.942810	$1.074597	169,327
	2003	$0.730	$0.942810	137,151.985
	2002	$0.954	$0.730	113,981
	2001	$1.000	$0.954	53,623
Transamerica Growth Opportunities - Initial Class(3)	2005	$1.421432	$1.626177	49,796.309
	2004	$1.238328	$1.421432	59,023
	2003	$0.959	$1.238328	20,366.816
	2002	$1.137	$0.959	17,094
	2001	$1.000	$1.137	1,000
Transamerica Small/Mid Cap Value - Initial Class(1)	2005	$1.311451	$1.465918	84,093.601
	2004	$1.145278	$1.311451	114,706
	2003	$0.610	$1.145278	132,273.214
	2002	$1.023	$0.610	152,626
	2001	$1.000	$1.023	134,067
Transamerica Value Balanced - Initial Class(2)	2005	$1.133183	$1.188900	116,253.392
	2004	$1.047042	$1.133183	118,755
	2003	$0.885	$1.047042	13,058.758
	2002	$1.000	$0.885	100
Van Kampen Active International Allocation - Initial Class(1)	2005	$1.119234	$1.253581	250,248.818
	2004	$0.979979	$1.119234	258,885
	2003	$0.750	$0.979979	100,503.265
	2002	$0.917	$0.750	4,406
	2001	$1.000	$0.917	1,093
Van Kampen Mid-Cap Emerging Growth - Initial Class(3)(b)	2005	$0.761401	$0.806021	35,142.703
	2004	$0.722038	$0.761401	51,763
	2003	$0.572	$0.722038	56,300.774
	2002	$0.869	$0.572	63,015
	2001	$1.000	$0.869	59,771
AllianceBernstein Growth - Class B(3)	2005	$0.963479	$1.058695	0.000
	2004	$0.854738	$0.963479	0.000
	2003	$0.645	$0.854738	0.000
	2002	$0.913	$0.645	1,000
	2001	$1.000	$0.913	1,000
AllianceBernstein Large Cap Growth - Class B(3)	2005	$0.821301	$0.928400	24,767.680
	2004	$0.770199	$0.821301	6,712
	2003	$0.634	$0.770199	9,547.106
	2002	$0.932	$0.634	1,000
	2001	$1.000	$0.932	1,000
AllianceBernstein Global Technology - Class B(3)	2005	$0.765998	$0.781468	39,207.697
	2004	$0.740613	$0.765998	38,586
	2003	$0.523	$0.740613	59,514.847
	2002	$0.914	$0.523	24,846
	2001	$1.000	$0.914	14,447
Columbia Small Company Growth Fund, Variable Series - Class A(1)(c)	2005	$1.113285	$1.125502	157,500.664
	2004	$1.014658	$1.113285	171,442
	2003	$0.715	$1.014658	140,687.661
	2002	$0.960	$0.715	13,547
	2001	$1.000	$0.960	12,157

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		1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Credit Suisse - International Focus Portfolio(1)	2005	$1.084751	$1.253912	13,341.755
	2004	$0.960546	$1.084751	9,490
	2003	$0.733	$0.960546	9,521.501
	2002	$0.932	$0.733	1,000
	2001	$1.000	$0.932	1,000
Credit Suisse - Small Cap Growth Portfolio(1)	2005	$1.073773	$1.028592	153,546.730
	2004	$0.984031	$1.073773	170,650
	2003	$0.673	$0.984031	136,901.474
	2002	$1.031	$0.673	2,480
	2001	$1.000	$1.031	1,000
Dreyfus IP - Core Bond - Service Class(3)	2005	$1.144534	$1.150374	12,226.743
	2004	$1.114270	$1.144534	11,884
	2003	$1.057	$1.114270	15,577.450
	2002	$1.006	$1.057	17,990
	2001	$1.000	$1.006	16,658
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class(3)	2005	$0.812955	$0.827018	0.000
	2004	$0.779695	$0.812955	0
	2003	$0.630	$0.779695	0.000
	2002	$0.903	$0.630	1,000
	2001	$1.000	$0.903	1,000
Dreyfus - VIF Appreciation - Service Class(3)	2005	$0.957253	$0.981016	56,453.815
	2004	$0.928094	$0.957253	178,902
	2003	$0.780	$0.928094	205,481.891
	2002	$0.954	$0.780	71,732
	2001	$1.000	$0.954	5,143
Federated American Leaders Fund II(1)	2005	$1.012590	$1.046745	197,163.745
	2004	$0.937185	$1.012590	456,974
	2003	$0.746	$0.937185	441,008.535
	2002	$0.950	$0.746	170,886
	2001	$1.000	$0.950	3,232
Federated Capital Income Fund II(1)	2005	$0.872093	$0.912336	0.000
	2004	$0.806093	$0.872093	0.000
	2003	$0.679	$0.806093	0.000
	2002	$0.907	$0.679	8,642
	2001	$1.000	$0.907	8,642
Federated Fund for U.S. Government Securities II(1)	2005	$1.133045	$1.137861	18,698.886
	2004	$1.111107	$1.133045	250,770
	2003	$1.103	$1.111107	298,079.391
	2002	$1.027	$1.103	75,065
	2001	$1.000	$1.027	12,377
Federated High Income Bond Fund II(1)	2005	$1.287298	$1.300738	289,553.593
	2004	$1.184084	$1.287298	320,725
	2003	$0.984	$1.184084	244,963.866
	2002	$0.986	$0.984	63,680
	2001	$1.000	$0.986	1,000
Federated Prime Money Fund II(1)	2005	$0.987448	$0.998193	53,785.535
	2004	$0.995191	$0.987448	155,301
	2003	$1.004	$0.995191	154,453.039
	2002	$1.007	$1.004	1,070,057
	2001	$1.000	$1.007	28,104
Gartmore GVIT Developing Markets Fund(1)	2005	$1.591370	$2.060082	23,554.711
	2004	$1.349863	$1.591370	0.000
	2003	$0.859	$1.349863	20,001.792
	2002	$0.966	$0.859	21,737
	2001	$1.000	$0.966	1,000

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Subaccount	Year	1.60%
		Beginning AUV	Ending AUV	# Units
Seligman Capital - Class 2 Shares(3)	2005	$0.893614	$0.986902	26,730.486
	2004	$0.838336	$0.893614	42,628
	2003	$0.627	$0.838336	46,969.583
	2002	$0.953	$0.627	59,743
	2001	$1.000	$0.953	49,584
Seligman Communications and Information - Class 2 Shares(3)	2005	$0.957232	$1.013090	42,502.992
	2004	$0.877298	$0.957232	29,801
	2003	$0.619	$0.877298	24,114.392
	2002	$0.986	$0.619	11,301
	2001	$1.000	$0.986	11,301
Seligman Global Technology - Class 2 Shares(3)	2005	$0.830332	$0.882239	28,169.470
	2004	$0.812512	$0.830332	45,039
	2003	$0.607	$0.812512	56,389.496
	2002	$0.904	$0.607	56,446
	2001	$1.000	$0.904	53,553
Vanguard - Short-Term Investment-Grade(4)	2005	$1.063662	$1.070498	259,046.866
	2004	$1.058843	$1.063662	293,155
	2003	$1.039	$1.058843	221,490.383
	2002	$1.000	$1.039	36,469
Vanguard – Total Bond Market Index(4)	2005	$1.107827	$1.116605	232,376.453
	2004	$1.080190	$1.107827	248,274
	2003	$1.055	$1.080190	222,708.098
	2002	$1.000	$1.055	18,889
Vanguard - Equity Index(4)	2005	$1.118757	$1.153991	1,230,433.729
	2004	$1.025867	$1.118757	1,156,670
	2003	$0.811	$1.025867	927,651.775
	2002	$1.000	$0.811	41,850
Vanguard - Mid-Cap Index(4)	2005	$1.237707	$1.388538	495,103.346
	2004	$1.045212	$1.237707	606,226
	2003	$0.792	$1.045212	571,647.749
	2002	$1.000	$0.792	102,559
Vanguard - REIT Index(4)	2005	$1.601291	$1.762687	238,927.087
	2004	$1.246601	$1.601291	427,613
	2003	$0.935	$1.246601	371,815.723
	2002	$1.000	$0.935	62,291
Fidelity - VIP Mid Cap Portfolio - Initial Class(6)	2005	$1.214972	$1.414798	26,261.801
	2004	$1.000	$1.214972	8,787
Fidelity - VIP Value Strategies Portfolio - Initial Class(6)	2005	$1.118571	$1.130312	0.000
	2004	$1.000	$1.118571	0.000
Wanger U.S. Smaller Companies(1)	2005	$1.355374	$1.484231	126,980.115
	2004	$1.054130	$1.355374	148,306
	2003	$0.826	$1.054130	199,514.923
	2002	$1.008	$0.826	50,096
	2001	$1.000	$1.008	17,347

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Subaccount	Year	1.60%
		Beginning AUV	Ending AUV	# Units
Wanger International Small Cap(1)	2005	$1.351552	$1.616721	109,312.544
	2004	$1.163767	$1.351552	209,884
	2003	$0.719	$1.163767	171,179.180
	2002	$0.848	$0.719	53,272
	2001	$1.000	$0.848	9,227
WFAVT Multi Cap Value Fund(1)	2005	$1.147293	$1.315636	157,726.023
	2004	$0.998315	$1.147293	160,792
	2003	$0.733	$0.998315	116,838.527
	2002	$0.969	$0.733	47,498
	2001	$1.000	$0.969	39,481

(1)	Subaccount Inception Date October 26, 1998.

(2)	Subaccount Inception Date May 3, 1999.

(3)	Subaccount Inception Date June 18, 2001.

(4)	Subaccount Inception Date May 1, 2002.

(5)	Subaccount Inception Date July 1, 2002.

(6)	Subaccount Inception Date May 1, 2004.

(a)	Formerly known as Clarion Real Estate Securities.

(b)	Formerly known as Van Kampen Emerging Growth.

(c)	Formerly known as Liberty Small Company Growth Fund.

(d)	Formerly known as WFVT Multi Cap Value Fund.

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APPENDIX B

If you are a Policy Owner of Policy AV375, below is a description of the significant features of your Policy and the available investment options that may be different than described in the Prospectus. Please see your actual policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy AV375.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

•	Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 1.35% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

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Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Exchange Fees(1)	$10

(1)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.35%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	1.50%

(1)	Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Contract if (1) the sum of all Purchase Payments less the sum of all withdrawals taken is at least $50,000; (2) the Contract Value equals or exceeds $50,000, or (3) the Contract is a Qualified Policy.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2005. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Portfolio Annual Expenses(1)
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.82%	1.68%

(1)	The fee table information relating to the underlying funds was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE

The following example illustrates the maximum expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The example assumes that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years
$383	$1169	$1984	$4148

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For information concerning compensation paid for the sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When Peoples Benefit receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

(2)	the Adjusted Death Benefit.

53

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from

Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

•	If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Peoples Benefit receives due proof of the Annuitant’s death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

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If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B-4.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank.

55

THE ADVISOR’S EDGE SELECT®

VARIABLE ANNUITY

Issued Through

Peoples Benefit Life Insurance Company

Separate Account V

By

Peoples Benefit Life Insurance Company

Prospectus

May 1, 2006

The following investment choices are hereby added to your policy:

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors, Inc.

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Large Value Portfolio

VA Short-Term Fixed Portfolio

VA Small Value Portfolio

All defined terms used herein, which are not defined herein, shall have the same meanings as the same terms used in the accompanying prospectus.

The following hereby amends, and to the extent inconsistent replaces, the Summary in the prospectus.

EXPENSES

Peoples Benefit will deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.45% from the assets in each Subaccount.

DEATH BENEFIT

When you purchase a policy you generally may choose the following death benefit:

•	Return of Premium.

ADDITIONAL FEATURES

The “Additional Death Benefit” (“ADB”) and Additional Death Distribution—II (“ADD-II”) referred to in the base prospectus are not available for this policy.

This Prospectus Supplement must be accompanied by the

Prospectus for The Advisor’s Edge Select® Variable Annuity

dated May 1, 2006

The following hereby amends, and to the extent inconsistent replaces, SECTION 5 – EXPENSES; Mortality and Expense Risk Fee in the prospectus.

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is at an annual rate of 1.30%.

The following hereby amends, and to the extent inconsistent replaces, SECTION 8 – DEATH BENEFIT; Guaranteed Minimum Death Benefit Options in the prospectus.

The Guaranteed Minimum Death Benefit for this Policy is Return of Premium. The “6 Year Step-Up Death Benefit” and “Double Enhanced Death Benefit” referred to in the base prospectus are not available for this Policy.

The following hereby amends, and to the extent inconsistent replaces, SECTION 10 – ADDITIONAL FEATURES in the prospectus.

The “Additional Death Benefit” (“ADB”) and Additional Death Distribution - II (“ADD-II”) referred to in the base prospectus are not available for this Policy.

The following information hereby supplements the corresponding APPENDIX A contained in the prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

		1.45%			1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
VA Global Bond Portfolio(1)	2005	$1.000000	$1.000493	695,696	$1.000000	N/A	N/A
VA International Small Portfolio(1)	2005	$1.000000	$1.181505	282,882	$1.000000	N/A	N/A
VA International Value Portfolio(1)	2005	$1.000000	$1.164691	283,382	$1.000000	N/A	N/A
VA Large Value Portfolio(1)	2005	$1.000000	$1.100053	384,322	$1.000000	N/A	N/A
VA Short-Term Fixed Portfolio(1)	2005	$1.000000	$1.006178	694,631	$1.000000	N/A	N/A
VA Small Value Portfolio(1)	2005	$1.000000	$1.148732	367,614	$1.000000	N/A	N/A

		1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
VA Global Bond Portfolio(1)	2005	$1.000000	N/A	N/A
VA International Small Portfolio(1)	2005	$1.000000	N/A	N/A
VA International Value Portfolio(1)	2005	$1.000000	N/A	N/A
VA Large Value Portfolio(1)	2005	$1.000000	N/A	N/A
VA Short-Term Fixed Portfolio(1)	2005	$1.000000	N/A	N/A
VA Small Value Portfolio(1)	2005	$1.000000	N/A	N/A

(1)	Subaccount Inception Date May 1, 2005.

2

THE ADVISOR’S EDGE SELECT®

VARIABLE ANNUITY

Issued by Peoples Benefit Life Insurance Company

Supplement Dated May 1, 2006

to the

Prospectus dated May 1, 2006

Effective immediately, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied by the

Prospectus for The Advisor’s Edge Select® Variable Annuity

dated May 1, 2006

PEOPLES BENEFIT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT V

STATEMENT OF ADDITIONAL INFORMATION

for the

THE ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Offered by

Peoples Benefit Life Insurance Company

(An Iowa Stock Company)

Home Office

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge Select® Variable Annuity policy (the “Policy”) offered by Peoples Benefit Life Insurance Company (the “Company” or “Peoples Benefit”). You may obtain a copy of the Prospectus dated May 1, 2006, by calling 800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2006

2

GLOSSARY OF TERMS

Accumulation Unit – An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value – An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office – Financial Markets Division – Variable Annuity Department, Peoples Benefit Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant – The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date – The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except expressly allowed by Peoples Benefit.

Annuity Payment Option – A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit – An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary – The person who has the right to the death benefit set forth in the policy.

Business Day – A day when the New York Stock Exchange is open for business.

Cash Value – The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code – The Internal Revenue Code of 1986, as amended.

Enrollment form – A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment – A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Peoples Benefit since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account – One or more investment choices under the policy that are part of Peoples Benefit general assets and which are not in the separate account.

Guaranteed Period Options (“GPO”) – The various guaranteed interest rate periods of the fixed account, which Peoples Benefit may offer, into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy – A policy other than a qualified policy.

Owner – The individual or entity that owns an individual policy.

Policy – The individual policy.

3

Policy Value – On or before the annuity commencement date, the policy value is equal to the owner’s:

•	Premium Payments; minus

•	Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	Interest credited in the fixed account; plus or minus

•	Accumulated gains or losses in the separate account; minus

•	Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year – A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment – An amount paid to Peoples Benefit by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy – A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account – Peoples Benefit Life Insurance Company Separate Account V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge – An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount – subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner – A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period – The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments – Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request – Written notice, signed by the owner, that gives Peoples Benefit the information it requires and is received at the administrative and service office. For some transactions, Peoples Benefit may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Peoples Benefit establishes for such notices.

4

THE POLICY – GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Peoples Benefit; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Peoples Benefit has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Peoples Benefit has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Peoples Benefit.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Peoples Benefit has made or action Peoples Benefit has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Peoples Benefit and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Peoples Benefit.

5

MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant’s stated age, sex or both in the Policy are incorrect; Peoples Benefit will change the annuity benefit payable to that which the Premium Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant’s lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Peoples Benefit cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Peoples Benefit retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Peoples Benefit reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Peoples Benefit, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Peoples Benefit, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Peoples Benefit. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Peoples Benefit may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Peoples Benefit will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Peoples Benefit will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Peoples Benefit will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

Similarly, Peoples Benefit will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in the Federated Prime Money Market Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Peoples Benefit will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under

6

the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, Peoples Benefit also may transfer the assets of the separate account associated with the policies to another account or accounts.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option, may be subject to any excess interest adjustment. At the time you request a withdrawal, if the interest rates Peoples Benefit sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the Premium Payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effect annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA =  S* (G-C)* (M/12)

Where

S =	the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

G =	the guaranteed interest rate applicable to S.

C =	the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this form, or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M =	the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

No cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

On full surrender, each Guaranteed Period Option’s (“GPO”) contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the 3% guaranteed effective annual interest rate.

Some states may not allow an EIA.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the

7

Policy Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	=	the Annuity Unit Value for the immediately preceding Business Day;

(b)	=	the Net Investment Factor for the day;

(c)	=	the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a)	=	any increase or decrease in the value of the Subaccount due to investment results;

(b)	=	a daily charge assessed at an annual rate of 1.30% for the mortality and expense risks assumed by Peoples Benefit of the value of the Subaccount;

(c)	=	a daily charge for the cost of administering the Policy corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the 1983 Table “A” Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Policy are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

8

ADDITIONAL DEATH BENEFIT — ADDITIONAL INFORMATION

The following examples illustrate the additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

ADDITIONAL DEATH DISTRIBUTION - II — ADDITIONAL INFORMATION

Assume the Additional Death Distribution—II is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

9

Example

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $145,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

[THIS SPACE INTENTIONALLY LEFT BLANK]

10

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR		3.50%
First Variable Payment		$500
	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	400.0000	1.250000	$500.00	—	—	400.0000

February 1	400.0000	1.254526	$501.81	$500.00	0.0084	400.0084
March 1	400.0000	1.253122	$501.25	$500.00	0.0058	400.0142
April 1	400.0000	1.247324	$498.93	$500.00	(0.0050)	400.0092
May 1	400.0000	1.247818	$499.13	$500.00	(0.0040)	400.0051
June 1	400.0000	1.244178	$497.67	$500.00	(0.0109)	399.9943
July 1	400.0000	1.250422	$500.17	$500.00	0.0008	399.9951
August 1	400.0000	1.245175	$498.07	$500.00	(0.0090)	399.9861
September 1	400.0000	1.251633	$500.65	$500.00	0.0030	399.9891
October 1	400.0000	1.253114	$501.25	$500.00	0.0058	399.9949
November 1	400.0000	1.261542	$504.62	$500.00	0.0212	400.0161
December 1	400.0000	1.265963	$506.39	$500.00	0.0293	400.0454
January 1	400.0000	1.270547	$508.22	$500.00	0.0387	400.0841
February 1	400.0841	1.275148	$510.17	$508.33	0.0086	400.0927

Expenses included in the calculations are 1.45% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

PERFORMANCE INFORMATION

Performance information for the subaccounts including the yield and effective yield of the Federated Prime Money Fund II, the yield of the remaining subaccounts, and the total return of all subaccounts, may appear in reports or promotional literature to current or prospective Policy Owners.

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

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30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a-b + 1)[6]-1]
cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;

[b]	equals the expenses accrued for the period (net of reimbursement);

[c]	equals the average daily number of Units outstanding during the period; and

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Peoples Benefit will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:

(1) [P]	equals a hypothetical Initial Premium Payment of $1,000;

(2) [T]	equals an average annual total return;

(3) [n]	equals the number of years; and

(4) [ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

12

Based on the method of calculation described above, the average annual total returns for periods from inception of the subaccounts to December 31, 2005, and for the one and five year periods ended December 31, 2005 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee, administrative charges, and optional features, when elected, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date.

TABLE 1 – A

STANDARD AVERAGE ANNUAL TOTAL RETURNS

Double Enhanced Death Benefit Option and Additional Death Distribution – II

(Total Separate Account Annual Expenses: 2.15%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception of The Subaccount(1)	Subaccount Inception Date
American Century International – Initial Class	10.47%	N/A	4.94%	May 1, 2002
Asset Allocation – Conservative Portfolio – Initial Class	2.96%	N/A	4.78%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	9.86%	N/A	6.49%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	5.17%	N/A	5.36%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	7.58%	N/A	6.12%	May 1, 2002
Capital Guardian Global – Initial Class	7.84%	N/A	9.86%	May 1, 2004
Capital Guardian Value – Initial Class	5.43%	N/A	11.02%	May 1, 2004
Clarion Global Real Estate Securities – Initial Class(2)	11.07%	16.16%	13.96%	May 3, 1999
J.P. Morgan Enhanced Index – Initial Class	1.27%	-2.45%	0.36%	October 26, 1998
Janus Growth – Initial Class	7.62%	-5.39%	-4.94%	May 3, 1999
PIMCO Total Return – Initial Class	0.17%	N/A	2.66%	May 1, 2002
T. Rowe Price Small Cap – Initial Class	N/A	N/A	N/A	May 1, 2004
Transamerica Equity – Initial Class	14.07%	N/A	4.14%	June 18, 2001
Transamerica Growth Opportunities – Initial Class	13.77%	N/A	10.69%	June 18, 2001
Transamerica Value Balanced – Initial Class	4.34%	N/A	4.25%	May 1, 2002
Van Kampen Active International Allocation – Initial Class	11.38%	0.16%	1.97%	October 26, 1998
Van Kampen Mid-Cap Growth – Initial Class(3)	5.27%	N/A	-5.16%	June 18, 2001
Columbia Small Company Growth Fund, Variable Series – Class A(4)	0.54%	0.20%	5.66%	October 26, 1998
Credit Suisse – International Focus Portfolio	14.95%	0.06%	2.29%	October 26, 1998
Credit Suisse – Small Cap Growth Portfolio	-4.73%	-4.32%	3.06%	October 26, 1998
Federated American Leaders Fund II	2.80%	0.22%	2.06%	October 26, 1998
Federated Capital Income Fund II	4.04%	-3.63%	-3.48%	October 26, 1998
Federated Fund for U.S. Government Securities II	-0.13%	2.56%	2.65%	October 26, 1998
Federated High Income Bond Fund II	0.49%	5.06%	2.62%	October 26, 1998
Gartmore GVIT Developing Markets Fund	28.72%	13.68%	12.00%	October 26, 1998
Vanguard – Short-Term Investment-Grade Portfolio	0.09%	N/A	1.31%	May 1, 2002
Vanguard – Total Bond Market Index Portfolio	0.24%	N/A	2.48%	May 1, 2002
Vanguard – Equity Index Portfolio	2.58%	N/A	3.40%	May 1, 2002
Vanguard – Mid-Cap Index Portfolio	11.56%	N/A	8.75%	May 1, 2002
Vanguard – REIT Index Portfolio	9.47%	N/A	16.04%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Initial Class	N/A	N/A	N/A	May 1, 2006
Fidelity – VIP Mid Cap Portfolio – Initial Class	15.80%	N/A	22.43%	May 1, 2004
Fidelity – VIP Value Strategies Portfolio – Initial Class	0.49%	N/A	7.02%	May 1, 2004
Wanger U.S. Smaller Companies	8.90%	9.43%	9.52%	October 26, 1998
Wanger International Small Cap	18.95%	7.54%	14.22%	October 26, 1998
WFAVT Small/Mid Cap Value Fund(5)	14.03%	6.23%	6.82%	October 26, 1998
VA Global Bond Portfolio	N/A	N/A	-0.42%	May 1, 2005
VA International Small Portfolio	N/A	N/A	17.59%	May 1, 2005
VA International Value Portfolio	N/A	N/A	15.91%	May 1, 2005
VA Large Value Portfolio	N/A	N/A	9.49%	May 1, 2005
VA Short-Term Fixed Portfolio	N/A	N/A	0.15%	May 1, 2005
VA Small Value Portfolio	N/A	N/A	14.33%	May 1, 2005

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	Formerly known as Clarion Real Estate Securities.

(3)	Formerly known as Van Kampen Emerging Growth.

(4)	Formerly known as Liberty Small Company Growth Fund, Variable Series.

(5)	Formerly known as WFVT Multi Cap Value Fund.

13

TABLE 1 – B

STANDARD AVERAGE ANNUAL TOTAL RETURNS

Return of Premium Death Benefit Option and No Optional Features

(Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception of The Subaccount(1)	Subaccount Inception Date
American Century International – Initial Class	11.26%	N/A	5.68%	May 1, 2002
Asset Allocation – Conservative Portfolio – Initial Class	3.68%	N/A	5.52%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	10.64%	N/A	7.24%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	5.91%	N/A	6.10%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	8.34%	N/A	6.87%	May 1, 2002
Capital Guardian Global – Initial Class	8.61%	N/A	10.63%	May 1, 2004
Capital Guardian Value – Initial Class	6.17%	N/A	11.81%	May 1, 2004
Clarion Global Real Estate Securities – Initial Class(2)	11.86%	16.98%	14.77%	May 3, 1999
J.P. Morgan Enhanced Index – Initial Class	1.98%	-1.77%	1.07%	October 26, 1998
Janus Growth – Initial Class	8.38%	-4.73%	-4.28%	May 3, 1999
PIMCO Total Return – Initial Class	0.87%	N/A	3.39%	May 1, 2002
T. Rowe Price Small Cap – Initial Class	N/A	N/A	N/A	May 1, 2006
Transamerica Equity – Initial Class	14.88%	N/A	4.87%	June 18, 2001
Transamerica Growth Opportunities – Initial Class	14.57%	N/A	11.47%	June 18, 2001
Transamerica Value Balanced – Initial Class	5.07%	N/A	4.98%	May 1, 2002
Van Kampen Active International Allocation – Initial Class	12.17%	0.86%	2.68%	October 26, 1998
Van Kampen Mid-Cap Growth – Initial Class(3)	6.02%	N/A	-4.50%	June 18, 2001
Columbia Small Company Growth Fund – Variable Series	1.25%	0.90%	6.41%	October 26, 1998
Credit Suisse – International Focus Portfolio	15.77%	0.76%	3.01%	October 26, 1998
Credit Suisse – Small Cap Growth Portfolio	-4.07%	-3.65%	3.79%	October 26, 1998
Federated American Leaders Fund II	3.53%	0.92%	2.78%	October 26, 1998
Federated Capital Income Fund II	4.77%	-2.95%	-2.80%	October 26, 1998
Federated Fund for U.S. Government Securities II	0.57%	3.28%	3.37%	October 26, 1998
Federated High Income Bond Fund II	1.19%	5.80%	3.34%	October 26, 1998
Gartmore GVIT Developing Markets Fund	29.64%	14.49%	12.80%	October 26, 1998
Vanguard – Short-Term Investment-Grade Portfolio	0.79%	N/A	2.02%	May 1, 2002
Vanguard – Total Bond Market Index Portfolio	0.94%	N/A	3.20%	May 1, 2002
Vanguard – Equity Index Portfolio	3.30%	N/A	4.13%	May 1, 2002
Vanguard – Mid-Cap Index Portfolio	12.35%	N/A	9.51%	May 1, 2002
Vanguard – REIT Index Portfolio	10.24%	N/A	16.87%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Initial Class	N/A	N/A	N/A	May 1, 2006
Fidelity – VIP Mid Cap Portfolio – Initial Class	16.62%	N/A	23.30%	May 1, 2004
Fidelity – VIP Value Strategies Portfolio – Initial Class	1.20%	N/A	7.78%	May 1, 2004
Wanger U.S. Smaller Companies	9.67%	10.21%	10.30%	October 26, 1998
Wanger International Small Cap	19.79%	8.30%	15.04%	October 26, 1998
WFAVT Small/Mid Cap Value Fund(5)	14.84%	6.98%	7.58%	October 26, 1998
VA Global Bond Portfolio	N/A	N/A	0.05%	May 1, 2005
VA International Small Portfolio	N/A	N/A	18.15%	May 1, 2005
VA International Value Portfolio	N/A	N/A	16.47%	May 1, 2005
VA Large Value Portfolio	N/A	N/A	10.01%	May 1, 2005
VA Short-Term Fixed Portfolio	N/A	N/A	0.62%	May 1, 2005
VA Small Value Portfolio	N/A	N/A	14.87%	May 1, 2005

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	Formerly known as Clarion Real Estate Securities.

(3)	Formerly known as Van Kampen Emerging Growth.

(4)	Formerly known as Liberty Small Company Growth Fund, Variable Series.

(5)	Formerly known as WFVT Multi Cap Value Fund.

14

ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Peoples Benefit may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

As shown in Table 2 below, the Non-Standardized Adjusted Historical Average Annual Total Return for a subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout. Also, Table 2 does not reflect the charge of any optional rider.

[THIS SPACE INTENTIONALLY LEFT BLANK]

15

TABLE 2

Hypothetical (Adjusted Historical) Average Annual Total Returns

Return of Premium Death Benefit Option and No Optional Features

(Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception of The Subaccount(1)	Portfolio Inception Date
American Century International – Initial Class	11.26%	-1.92%	1.08%	January 1, 1997
Asset Allocation – Conservative Portfolio – Initial Class	3.68%	N/A	5.52%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	10.64%	N/A	7.24%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	5.91%	N/A	6.10%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	8.34%	N/A	6.87%	May 1, 2002
Capital Guardian Global – Initial Class	8.61%	2.44%	4.73%	February 3, 1998
Capital Guardian Value – Initial Class	6.17%	5.74%	8.82%	May 27, 1993
Clarion Global Real Estate Securities – Initial Class(2)	11.86%	16.98%	11.06%	May 1, 1998
J.P. Morgan Enhanced Index – Initial Class	1.98%	-1.77%	4.58%	May 1, 1997
Janus Growth – Initial Class	8.38%	-4.73%	10.98%	October 2, 1986
PIMCO Total Return – Initial Class	0.87%	N/A	3.39%	May 1, 2002
T. Rowe Price Small Cap – Initial Class	9.03%	0.90%	3.94%	May 3, 1999
Transamerica Equity – Initial Class	14.88%	1.28%	14.46%	February 26, 1969
Transamerica Growth Opportunities – Initial Class	14.57%	N/A	10.89%	May 1, 2001
Transamerica Value Balanced – Initial Class	5.07%	2.90%	6.67%	January 3, 1995
Van Kampen Active International Allocation – Initial Class	12.17%	0.86%	3.56%	April 8, 1991
Van Kampen Mid-Cap Growth – Initial Class(3)	6.02%	-9.21%	9.69%	March 1, 1993
Columbia Small Company Growth Fund, Variable Series – Class A(4)	1.25%	0.90%	8.51%	January 1, 1989
Credit Suisse – International Focus Portfolio	15.77%	0.76%	2.71%	June 30, 1995
Credit Suisse – Small Cap Growth Portfolio	-4.07%	-3.65%	5.18%	June 30, 1995
Federated American Leaders Fund II	3.53%	0.92%	8.37%	February 10, 1994
Federated Capital Income Fund II	4.77%	-2.95%	2.76%	February 10, 1994
Federated Fund for U.S. Government Securities II	0.57%	3.28%	4.06%	March 28, 1994
Federated High Income Bond Fund II	1.19%	5.80%	4.75%	March 1, 1994
Gartmore GVIT Developing Markets Fund	29.64%	14.49%	3.67%	February 2, 1996
Vanguard – Short-Term Investment-Grade Portfolio	0.79%	2.88%	3.15%	February 8, 1999
Vanguard – Total Bond Market Index Portfolio	0.94%	3.91%	5.24%	April 29, 1991
Vanguard – Equity Index Portfolio	3.30%	-1.00%	9.02%	April 29, 1991
Vanguard – Mid-Cap Index Portfolio	12.35%	7.75%	11.23%	February 9, 1999
Vanguard – REIT Index Portfolio	10.24%	16.40%	14.64%	February 9, 1999
Fidelity – VIP Contrafund® Portfolio – Initial Class	15.27%	5.21%	12.73%	January 3, 1995
Fidelity – VIP Mid Cap Portfolio – Initial Class	16.62%	10.53%	18.47%	December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Initial Class	1.20%	N/A	8.78%	February 25, 2002
Wanger U.S. Smaller Companies	9.67%	10.21%	14.18%	May 3, 1995
Wanger International Small Cap	19.79%	8.30%	15.28%	May 3, 1995
WFAVT Small/Mid Cap Value Fund(5)	14.84%	6.98%	4.35%	October 10, 1997
VA Global Bond Portfolio	0.13%	3.02%	4.92%	January 12, 1995
VA International Small Portfolio	19.33%	15.97%	5.94%	September 29, 1995
VA International Value Portfolio	13.10%	9.26%	7.70%	September 29, 1995
VA Large Value Portfolio	6.13%	4.60%	9.39%	January 12, 1995
VA Short-Term Fixed Portfolio	0.71%	1.18%	2.55%	September 29, 1995
VA Small Value Portfolio	2.99%	17.01%	13.24%	September 29, 1995

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	Formerly known as Clarion Real Estate Securities.

(3)	Formerly known as Van Kampen Emerging Growth.

(4)	Formerly known as Liberty Small Company Growth Fund, Variable Series.

(5)	Formerly known as WFVT Multi Cap Value Fund.

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

16

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•	Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•

Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s

17

index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•	Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•	Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•	Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•	Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•	Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•	Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•	Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•	Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•	Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds’ Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio’s performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit’s general account assets. The general account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

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CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE POLICY

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise. The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Peoples Benefit has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In certain circumstances, owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policy owner’s gross income. The IRS stated in a series of rulings published from 1977 to 1982 that a variable annuity policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

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In 1986, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets.”

The ownership rights under the policy are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate Premium Payments and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Peoples Benefit does not know what standards will be set forth, if any, in the regulation or rulings that the Treasury Department has stated it expects to issue. Peoples Benefit therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

Peoples Benefit makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

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INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $4,000 ($5,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 ($5,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts

21

will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentality and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF PEOPLES BENEFIT

Peoples Benefit at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Peoples Benefit and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

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STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

DISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the Policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG, like Peoples Benefit, is an indirect, wholly owned subsidiary of AEGON USA. AFSG is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of NASD, Inc. AFSG is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with AFSG. AFSG compensates these selling firms for their services. The selling firm and/or its affiliates are also licensed under state insurance laws.

During fiscal years 2005, 2004 and 2003, the amounts paid to AFSG in connection with all Policies sold through the separate account were $815,387, $846,672 and $984,024, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

ADMINISTRATIVE SERVICES CONTRACT

We and AFSG, the principal underwriter for the Policies, have contracted with Symmetry Partners, LLC (“Symmetry”), to provide certain administrative services. The administrative services include customer service, aggregation of customer statements, performance reporting, and marketing support. We pay Symmetry an annual fee equal to 0.20% of the amount of assets in the Policies that Symmetry provides administrative services for registered representatives. During fiscal year 2005, AFSG paid no administrative services fees to Symmetry.

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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The financial statements of the Separate Account at December 31, 2005 and for the periods disclosed in the financial statements, and the financial statements and schedules of Peoples Benefit at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners as of the year ended December 31, 2005, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Peoples Benefit as of December 31, 2005, and 2004, and for each of the three years in the period ended December 31, 2005, including the Reports of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Polices. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Peoples Benefit Life Insurance Company

Years Ended December 31, 2005, 2004, and 2003

Peoples Benefit Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2005, 2004, and 2003

Report of Independent Registered Public Accounting Firm

The Board of Directors

Peoples Benefit Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2005. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

1

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Peoples Benefit Life Insurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2005.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2005, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2003 Peoples Benefit Life Insurance Company changed its accounting for derivative instruments. Also as discussed in Note 2 to the financial statements, in 2005 Peoples Benefit Life Insurance Company changed its accounting for investments in subsidiary, controlled, and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishment of liabilities.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 17, 2006

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Peoples Benefit Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2005	2004
Admitted assets
Cash and invested assets:
Cash (overdraft) and short-term investments	$(15,506)	$174,544
Bonds	4,213,730	4,323,656
Preferred stocks:
Unaffiliated	4,915	7,915
Affiliated	47,321	51,926
Common stocks:
Unaffiliated (cost: 2005 - $12; 2004 – $1,843)	1	1,882
Affiliated (cost: 2005 - $6,845; 2004 – $6,312)	2,971	2,263
Mortgage loans on real estate	522,120	587,506
Real estate, at cost	—	7,521
Policy loans	149,897	151,651
Other invested assets	332,733	327,064

Total cash and invested assets	5,258,182	5,635,928
Premiums deferred and uncollected	46,502	52,574
Reinsurance receivable	2,956	1,785
Accrued investment income	62,985	59,250
Federal and foreign income tax recoverable	5,887	—
Net deferred income tax asset	32,691	28,884
Receivable from parent, subsidiaries and affiliates	—	50,000
Other assets	14,585	36,789
Separate account assets	9,127,932	8,457,916

Total admitted assets	$14,551,720	$14,323,126

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Peoples Benefit Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2005	2004
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$989,452	$1,007,307
Annuity	2,443,637	2,592,840
Accident and health	63,871	60,119
Policy and contract claim reserves:
Life	16,964	16,638
Accident and health	23,176	31,272
Liability for deposit-type contracts	972,418	1,051,547
Interest maintenance reserve	—	4,249
Reinsurance in unauthorized companies	1,066	—
Other policyholders’ funds	2,119	2,247
Remittances and items not allocated	1,966	2,360
Asset valuation reserve	124,072	117,327
Commissions and expense allowances payable on reinsurance assumed	3	771
Payable to parent, subsidiaries and affiliates	28,751	88,442
Payable for securities	3,424	219,830
Transfers to (from) separate accounts due or accrued	980	(8,667)
Federal income taxes payable	—	3,908
Borrowed money	1,987	—
Other liabilities	46,182	59,968
Separate account liabilities	9,127,932	8,457,916

Total liabilities	13,848,000	13,708,074
Capital and surplus:
Common stock, $11 per share par value, 1,146,000 shares authorized, 1,145,000 issued and outstanding	12,595	12,595
Preferred stock, $11 per share par value, $240 per share liquidation value, 2,290,000 shares authorized, issued and outstanding	25,190	25,190
Paid-in surplus	5,704	3,608
Unassigned surplus	660,231	573,659

Total capital and surplus	703,720	615,052

Total liabilities and capital and surplus	$14,551,720	$14,323,126

See accompanying notes.

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Peoples Benefit Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$130,709	$137,555	$152,615
Annuity	672,658	629,391	476,287
Accident and health	84,419	154,093	149,256
Net investment income	295,280	290,528	303,002
Amortization of interest maintenance reserve	1,018	(766)	(1,447)
Commissions and expense allowances on reinsurance ceded	11,067	13,943	9,402
Separate account fee income	28,421	19,637	22,304
Reinsurance reserve recapture	5,415	88,102	—
Other	710	3,456	1,335

	1,229,697	1,335,939	1,112,754
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	143,246	195,328	206,593
Annuity benefits	160,661	150,978	143,542
Surrender benefits	665,158	672,283	732,050
Other benefits	63,493	59,205	67,085
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(26,526)	(25,578)	(10,462)
Annuity	(149,203)	(88,377)	(83,675)
Accident and health	3,752	760	(13,169)

	860,581	964,599	1,041,964
Insurance expenses:
Commissions	31,408	43,536	46,493
General insurance expenses	60,831	65,077	91,383
Taxes, licenses and fees	6,496	8,751	9,204
Net transfers to (from) separate accounts	169,510	58,334	(136,835)
Consideration on reinsurance recaptured	8,671	81,322	—
Other expenses	152	203	1,442

	277,068	257,223	11,687

Total benefits and expenses	1,137,649	1,221,822	1,053,651
Gain from operations before dividends to policyholders, federal income tax expense (benefit) and net realized capital gains (losses) on investments	92,048	114,117	59,103
Dividends to policyholders	41	(67)	(9)

Gain from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	92,007	114,184	59,112
Federal income tax expense (benefit)	(4,229)	(10,584)	7,967

Gain from operations before net realized capital gains (losses) on investments	96,236	124,768	51,145
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	6,773	13,964	(44,688)

Net income	$103,009	$138,732	$6,457

See accompanying notes.

5

Peoples Benefit Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2003	$12,595	$25,190	$2,583	$337,775	$378,143
Net income	—	—	—	6,457	6,457
Change in net unrealized capital gains/losses	—	—	—	102,709	102,709
Change in non-admitted assets	—	—	—	67,024	67,024
Change in liability for reinsurance in unauthorized companies	—	—	—	3,084	3,084
Change in asset valuation reserve	—	—	—	(58,892)	(58,892)
Change in surplus in separate accounts	—	—	—	48	48
Change in net deferred income tax asset	—	—	—	(24,045)	(24,045)
Change in surplus as a result of reinsurance	—	—	—	559	559
Tax benefits on stock options exercised	—	—	—	11	11

Balance at December 31, 2003	12,595	25,190	2,583	434,730	475,098
Net income	—	—	—	138,732	138,732
Change in net unrealized capital gains/losses	—	—	—	(10,951)	(10,951)
Change in non-admitted assets	—	—	—	17,406	17,406
Change in asset valuation reserve	—	—	—	23,339	23,339
Change in net deferred income tax asset	—	—	—	(29,557)	(29,557)
Change in surplus as a result of reinsurance	—	—	—	(72)	(72)
Tax benefits on stock options exercised	—	—	—	32	32
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	1,025	—	1,025

Balance at December 31, 2004	12,595	25,190	3,608	573,659	615,052
Net income	—	—	—	103,009	103,009
Change in net unrealized capital gains/losses	—	—	—	(7,622)	(7,622)
Change in non-admitted assets	—	—	—	(4,450)	(4,450)
Change in asset valuation reserve	—	—	—	(6,745)	(6,745)
Change in liability for reinsurance in unauthorized companies	—	—	—	(1,066)	(1,066)
Change in net deferred income tax asset	—	—	—	3,443	3,443
Change in surplus as a result of reinsurance	—	—	—	(70)	(70)
Tax benefit on stock options exercised	—	—	—	73	73
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	2,906	—	2,097

Balance at December 31, 2005	$12,595	$25,190	$5,704	$660,231	$703,720

See accompanying notes.

6

Peoples Benefit Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
Operating activities
Premiums collected, net of reinsurance	$894,377	$916,897	$771,774
Net investment income received	292,373	299,100	313,980
Miscellaneous income	38,562	36,940	28,419
Benefit and loss related payments	(909,543)	(999,000)	(1,135,610)
Net transfers to (from) separate accounts	(249,246)	(33,253)	111,039
Commissions and other expenses paid	(92,461)	(116,906)	(157,762)
Consideration on reinsurance recaptured	—	(81,322)	—
Dividends paid to policyholders	(42)	(91)	(153)
Federal and foreign income taxes received (paid)	(22,558)	(1,508)	33,248

Net cash provided by (used in) operating activities	(48,538)	20,857	(35,065)
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	2,530,486	3,896,060	4,623,062
Stocks	10,914	122,200	44,791
Mortgage loans	159,887	154,826	318,663
Real estate	9,046	7,249	4,037
Other invested assets	83,724	72,740	52,390
Miscellaneous proceeds	3,142	220,185	90,230

Total investment proceeds	2,797,199	4,473,260	5,133,173
Cost of investments acquired:
Bonds	(2,444,474)	(4,032,778)	(4,016,170)
Stocks	(533)	(76,565)	(38,329)
Mortgage loans	(94,307)	(34,587)	(1,310)
Real estate	—	(7,521)	3,617
Other invested assets	(83,624)	(25,015)	(48,827)
Miscellaneous applications	(216,406)	—	(341,099)

Total cost of investments acquired	(2,839,344)	(4,176,466)	(4,442,118)
Net decrease in policy loans	1,754	2,543	5,344

Net cost of investments acquired	(2,837,590)	(4,173,923)	(4,436,774)

Net cash provided by (used in) investing activities	(40,391)	299,337	696,399
Financing and miscellaneous activities
Borrowed funds received	1,987	—	—
Net deposits on deposit-type contract funds and other liabilities	(20,953)	(35,025)	(662,855)
Other cash provided (used)	(82,155)	(240,578)	114,184

Net cash used in financing and miscellaneous activities	(101,121)	(275,603)	(548,671)

Net increase (decrease) in cash and short-term investments	(190,050)	44,591	112,663
Cash and short-term investments:
Beginning of year	174,544	129,953	17,290

End of year	$(15,506)	$174,544	$129,953

See accompanying notes.

7

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company (the Company) is a stock life and health insurance company. The Company is directly owned by Monumental Life Insurance Company (76%), Capital Liberty Limited Partnership (CLLP) (20%), and Commonwealth General Corporation (4%). CLLP also owns 100% of the preferred stock of the Company. Each of these companies are indirect, wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products and guaranteed interest contracts and funding agreements, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

8

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to unassigned surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated

9

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

10

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts With Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue

11

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

12

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed an NAIC designation of 6, are reported at cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of noninsurance subsidiaries are accounted for under Statement of Statutory Accounting Principles (SSAP) No. 88, as disclosed in Note 2. At December 31, 2004, the Company’s noninsurance subsidiaries, which have no significant ongoing operations other than for the Company and its affiliates, are reported based on the underlying GAAP equity adjusted to a statutory basis plus the admitted portion of goodwill. All other noninsurance subsidiaries are accounted for based on GAAP equity.

13

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances and other “admitted assets” are valued principally at cost.

The Company has minor ownership interests in limited partnerships. The Company carries these interests based on its interest in the underlying GAAP equity of the investee. The company did not recognize any impairment write-down for its investments in limited partnerships during the years ended December 31, 2005, 2004 and 2003.

Real estate is reported at depreciated cost net of related obligations. Depreciation of real estate is computed principally by the straight-line method over the estimated useful lives of the properties.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and nonredeemable preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2005 and 2004 the Company excluded investment income due and accrued of $1,188 and $681, respectively, with respect to such practices.

14

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2005, securities with a book value of $1,991 and a market value of $1,981 were subject to dollar reverse repurchase agreements.

Derivative Instruments

Swaps that are designated in hedging relationships and meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements with any premium or discount amortized into income over the life of the contract. For foreign currency swaps, the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Options are marked to fair value in the balance sheet and the fair value adjustment is recorded in the statement of operations. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financials statements.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

15

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

The carrying value of derivative instruments are reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the balance of the derivatives as of the end of the reporting period. As of December 31, 2005 and 2004, derivatives in the amount of $5,065 and $14,838, respectively, were reflected in the other liabilities line within the financial statements.

Aggregate Reserves for Policies and Contracts

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 10.00 percent and mortality rates, where appropriate, from a variety of tables.

16

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

17

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $667,229, $619,697, and $461,451 in 2005, 2004, and 2003, respectively. In addition, the Company received $28,421, $25,757, and $22,304, in 2005, 2004 and 2003, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Separate accounts predominately held by the Company, primarily for individual policyholders, do not have any minimum guarantees, and the investment risks associated with market value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks and long-term bonds.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is transferred to the general account and reported in the statements of operations. Assets in the accounts, carried at estimated fair value, consist primarily of long-term bonds.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

18

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $1,909 and $1,025 for the years ended December 31, 2005 and 2004, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $188 and $0, for years ended December 31, 2005 and 2004, respectively.

Reclassifications

Certain reclassifications have been made to the 2004 and 2003 financial statements to conform to the 2005 presentation.

2.	Accounting Changes

Effective January 1, 2003, the Company adopted SSAP No. 86 - Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change of accounting principle had no net impact on unassigned surplus as of January 1, 2003.

19

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2.	Accounting Changes (continued)

Effective January 1, 2005, the Company adopted SSAP No. 88 – Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46 and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

Effective January 1, 2005, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 91 – Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

3.	Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for bonds and preferred stocks other than affiliates are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stock securities of unaffiliated entities are based on quoted market prices.

20

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3.	Fair Values of Financial Instruments (continued)

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Short-term notes receivable from affiliates: The carrying amount for short-term notes receivable from affiliates approximate their fair values.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contract liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Interest rate swaps and call options: Estimated fair values of swaps, including interest rate and currency swaps and call options, are based on pricing models or formulas using current assumptions.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Separate account annuity liabilities: The fair value of separate account annuity liabilities approximate the market value of the separate account assets.

Fair values for the Company’s insurance contracts (including separate account universal life liabilities) other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

21

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3.	Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2005		2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$(15,506)	$(15,506)	$174,544	$174,544
Bonds	4,213,730	4,366,254	4,323,656	4,544,924
Preferred stocks, other than affiliates	4,915	5,115	7,915	8,352
Common stocks, other than affiliates	1	1	1,882	1,882
Mortgage loans on real estate	522,120	556,984	587,506	651,957
Policy loans	149,897	149,897	151,651	151,651
Short-term notes receivable from affiliates	—	—	50,000	50,000
Interest rate swaps	(5,065)	50,304	(14,838)	28,615
Call options	—	272	—	—
Credit default swaps	—	980	—	1,139
Separate account assets	9,127,932	9,127,932	8,457,916	8,457,916
Liabilities
Investment contract liabilities	2,165,385	2,198,897	2,390,077	2,509,542
Separate account annuity liabilities	9,071,923	9,071,923	8,401,773	8,401,773

4.	Investments

The Company owns 8.2% and 100% of the outstanding common stock of Buena Sombra Insurance Agency at December 31, 2005 and 2004, respectively. The cost of this subsidiary was $100. The Company owns 100% of the outstanding common stock of JMH Operating Company at December 31, 2005 and 2004. The cost of this subsidiary was $4,411. The Company owns 32% of the outstanding common stock of Real Estate Alternative Portfolio 3A at December 31, 2005 and 2004. The cost of this subsidiary was $2,334 and $1,801 as of December 31, 2005 and 2004, respectively. Buena Sombra, JMH Operating Company, and Real Estate Alternative Portfolio 3A are all valued based upon the equity basis as described in the Purposes and Procedures Manual of the Securities Valuation Office of the NAIC.

The Company also owns 100% of the outstanding preferred shares of GTFP, an affiliated company, at December 31, 2005 and 2004. The cost of this subsidiary was $47,321 and $51,926 as of December 31, 2005 and 2004, respectively. GTFP is valued based upon amortized cost.

22

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The carrying amounts and estimated fair values of investments in bonds and preferred stock were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$164,237	$12,492	$322	$554	$175,853
State, municipal and other government	51,060	6,297	324	374	56,659
Public utilities	264,552	23,925	1,050	1,102	286,325
Industrial and miscellaneous	2,878,822	154,125	24,030	9,031	2,999,886
Mortgage and other asset-backed securities	855,059	16,560	4,807	19,281	847,531

	4,213,730	213,399	30,533	30,342	4,366,254
Preferred stocks	4,915	200	—	—	5,115

	$4,218,645	$213,599	$30,533	$30,342	$4,371,369

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$228,088	$8,330	$108	$663	$235,647
State, municipal and other government	73,427	9,083	665	193	81,652
Public utilities	259,992	21,804	317	631	280,848
Industrial and miscellaneous	2,664,893	211,302	7,478	4,869	2,863,848
Mortgage and other asset-backed securities	1,097,256	12,275	5,401	21,202	1,082,928

	4,323,656	262,794	13,969	27,558	4,544,923
Preferred stocks	7,915	437	—	—	8,352

	$4,331,571	$263,231	$13,969	$27,558	$4,553,275

23

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The Company held bonds at December 31, 2005 and 2004 with a carrying amount of $11,243 and $29,603, respectively, and amortized cost of $17,631 and $34,465, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These bonds are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2005, for securities in a continuous loss position greater than or equal to twelve months, the Company held 143 securities with a carrying value of $390,506 and an unrealized loss of $30,342 with an average price of 92.2 (NAIC market value/amortized cost). Of this portfolio, 86% was investment grade with associated unrealized losses of $11,195.

At December 31, 2005, for securities that have been in an unrealized loss position for less than twelve months, the Company held 288 securities with a carrying value of $1,291,458 and an unrealized loss of $30,533 with an average price of 97.6 (NAIC market value/amortized cost). Of this portfolio, 94.5% was investment grade with associated unrealized losses of $27,444.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the Statement of Operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

24

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The estimated fair value of bonds with gross unrealized losses at December 31, 2005 and 2004 are as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2005
Bonds:
United States Government and agencies	$38,237	$14,992	$53,229
State, municipal and other government	6,013	2,496	8,509
Public utilities	58,750	34,707	93,457
Industrial and miscellaneous	884,971	142,922	1,027,893
Mortgage and other asset-backed securities	272,954	165,047	438,001

	$1,260,925	$360,164	$1,621,089

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2004
Bonds:
United States Government and agencies	$22,050	$18,490	$40,540
State, municipal and other government	8,267	2,226	10,493
Public utilities	31,892	15,946	47,838
Industrial and miscellaneous	290,683	87,162	377,845
Mortgage and other asset-backed securities	470,171	96,212	566,383

	$823,063	$220,036	$1,043,099

The carrying amounts and estimated fair values of bonds at December 31, 2005, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$86,639	$87,356
Due after one year through five years	976,061	978,615
Due after five years through ten years	896,539	921,408
Due after ten years	1,399,432	1,531,344

	3,358,671	3,518,723
Mortgage and other asset-backed securities	855,059	847,531

	$4,213,730	$4,366,254

25

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

There were no significant concentrations of credit risk for the Company as of December 31, 2005. Significant concentrations of credit risk were held in the Asset-Backed Security Aircraft sector at December 31, 2004. Evaluations of underlying undiscounted cash flows indicate a full return of principal at, or above, the present carrying amount. The fair value, carrying amount, and unrealized loss amounts are as follows:

	2005	2004
Fair value	$—	$16,444
Carrying amount	—	33,294

Unrealized loss	$—	$16,850

A detail of net investment income is presented below:

	Year Ended December 31
	2005	2004	2003
Income on bonds and preferred stocks	$250,027	$236,959	$240,472
Dividends on equity investments	—	4,569	1,509
Income on mortgage loans	46,628	51,556	64,327
Rental income on real estate	—	914	5,455
Interest on policy loans	6,885	6,280	7,856
Other investment income	7,837	6,150	3,358

Gross investment income	311,377	306,428	322,977
Less investment expenses	16,097	15,900	19,975

Net investment income	$295,280	$290,528	$303,002

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2005	2004	2003
Proceeds	$2,538,174	$3,898,355	$4,633,213

Gross realized gains	$16,991	$35,447	$108,155
Gross realized losses	(24,976)	(38,208)	(82,909)

Net realized gains (losses)	$(7,985)	$(2,761)	$25,246

26

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

Gross realized losses in 2005, 2004, and 2003 include $4,322, $13,564, and $37,918, respectively that relate to losses recognized on other than temporary declines in fair values of debt securities.

At December 31, 2005, investments with an aggregate carrying amount of $2,930 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains (losses) on investments and change in net unrealized capital gains (losses) are summarized below:

	Realized
	Year Ended December 31
	2005	2004	2003
Debt securities	$(7,985)	$(2,761)	$25,246
Equity securities	1,396	33,913	(3,777)
Mortgage loans on real estate	185	—	14,517
Real estate	1,524	271	371
Other invested assets	24,546	7,180	(45,458)

	19,666	38,603	(9,101)
Federal income tax effect	(17,252)	(15,820)	—
Transfer (to) from interest maintenance reserve	4,359	(8,819)	(35,587)

Net realized capital gains (losses) on investments	$6,773	$13,964	$(44,688)

	Change in Unrealized
	Year Ended December 31
	2005	2004	2003
Bonds and preferred stocks	$(11,780)	$6,201	$60,104
Common stocks	125	(32,209)	23,359
Mortgage loans on real estate	—	—	1,382
Derivatives	16,872	(4,303)	(4,588)
Other invested assets	(12,839)	19,360	22,452

Change in net unrealized capital gains/losses	$(7,622)	$(10,951)	$102,709

27

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

Gross unrealized gains and gross unrealized losses on common stocks were as follows:

	December 31
	2005	2004
Unrealized gains	$537	$47
Unrealized losses	(4,422)	(4,057)

Net unrealized gains	$(3,885)	$(4,010)

During 2005, the Company issued mortgage loans with interest rates ranging from 3.92% to 6.25%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 91%. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. At December 31, 2005, mortgage loans with a carrying value of $4,797 were non-income producing for the previous 180 days. Accrued interest of $991 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2005 and 2004, the carry value of impaired loans with a related allowance for credit losses were $4,545 and $4,358, respectively, with associated allowances of $750 and $750, respectively. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2005 or 2004. The average recorded investment in impaired loans was $4,457 and $1,450 at December 31, 2005 and 2004, respectively.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $2 and $1 for the years ended December 31, 2005 and 2004, respectively. There was no interest income recognized on a cash basis for years ended December 31, 2005 or 2004, respectively.

28

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2005	2004
Balance at beginning of period	$750	$—
Additions, net charged to operations	—	750

Balance at end of period	$750	$750

During 2005, 2004 and 2003, mortgage loans of $0, $7,527, and $3,725, respectively, were foreclosed and transferred to real estate. At December 31, 2005 and 2004, the Company held a mortgage loan loss reserve in the AVR of $33,367 and $37,033, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution

	December 31			December 31
	2005	2004		2005	2004
Middle Atlantic	29%	29%	Office	31%	29%
Pacific	19	26	Retail	22	22
South Atlantic	18	12	Apartment	16	17
E. North Central	16	18	Agricultural	11	12
E. South Central	7	6	Industrial	11	10
New England	4	3	Other	9	10
W. South Central	3	2
W. North Central	2	2
Mountain	2	2

29

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2005 and 2004, the Company had replicated assets with a fair value of $175,353 and $165,679 and credit default swaps with a fair value of $980 and $1,139, respectively. During the years ended December 31, 2005, 2004, and 2003, the Company did not recognize any capital losses related to credit default swaps.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2005, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $55,122.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

30

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

At December 31, 2005, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $10,703.

For the years ended December 31, 2005 and 2004, the Company recorded unrealized gains (losses) of $6,353 and $0, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 Indices. The Company uses S&P 500 and NASDAQ 1000 options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded as income in the financial statements. The Company recognized income (loss) from options contracts in the amount of $0, $(1), and $47, for the years ended December 31, 2005, 2004, and 2003, respectively.

At December 31, 2005 and 2004, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2005	2004
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$637,489	$736,789
Receive floating – pay floating	274,119	294,027
Receive floating – pay fixed	456,712	484,977

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and

31

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $317, $898 and $(829) for the years ended December 31, 2005, 2004, and 2003, respectively.

Open futures contracts at December 31, 2005 and 2004, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2005
41	S&P 500 March 2006 Futures	$13,091	$12,862
December 31, 2004
37	S&P 500 March 2005 Futures	$11,148	$11,227

The Company’s use of futures contracts may expose the Company to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Company’s hedging strategy to be unsuccessful and result in losses.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company owns an option to acquire shares of Class C Voting stock of AEGON USA, Inc., an affiliate. Refer to Note 10, Related Party Transactions, for a further discussion of the stock option agreement.

32

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5.	Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2005	2004	2003
Direct premiums	$899,134	$858,426	$707,100
Reinsurance assumed	20,065	97,207	102,095
Reinsurance ceded	(31,413)	(34,594)	(31,037)

Net premiums earned	$887,786	$921,039	$778,158

The reinsurance assumed reflected in the table above includes premiums assumed from related parties of $7,608, $66,916, and $63,403 for the years ended December 31, 2005, 2004, and 2003, respectively. The related aggregate reserves for policies and contracts are $2,062,833 and $2,214,064 at December 31, 2005 and 2004, respectively.

The Company received reinsurance recoveries in the amount of $14,571, $14,151, and $12,190 during 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $4,840 and $3,784, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2005 and 2004 of $45,888 and $33,777, respectively.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,192 and the reserve credit taken of $3,167 was credited directly to unassigned surplus on a net of tax basis. During 2005, 2004 and 2003, the Company has amortized $70, $72 and $75, respectively, into earnings with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit.

33

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5.	Reinsurance (continued)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $844,160 and $908,000 at December 31, 2005 and 2004, respectively.

On June 30, 2004, Academy Life Insurance Company, an affiliate, recaptured the business it had ceded under a reinsurance treaty with the Company. The Company paid $81,322 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $88,102 related to the recapture has been reported as revenue in the Company’s Statement of Operations.

Effective January 1, 2005, Monumental Life Insurance Company, an affiliate, recaptured the business it had ceded to the Company. The Company received $5,384 as consideration for this recapture and released $8,471 in reserves related to this transaction, which has been included in the Company’s Statement of Operations.

Effective December 30, 2005, Academy Life Insurance Company, an affiliate, recaptured the business it had ceded to the Company. The Company received $31 as consideration for this recapture and released $200 in reserves related to this transaction, which has been included in the Company’s Statement of Operations.

6.	Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31
	2005	2004
Deferred income tax assets:
Accrued bonus	$1,063	$—
Deferred intercompany loss	4,331	7,303
Derivatives	4,819	—
Guaranty funds	2,616	2,630
Nonadmitted assets	1,863	1,896
Tax basis deferred acquisition costs	31,090	31,258
Reserves	23,541	32,239
Unrealized capital losses	21,545	16,069
Other	2,800	1,595

Total deferred income tax assets	$93,668	$92,990

Total deferred income tax assets – nonadmitted	$42,315	$42,680

34

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6.	Income Taxes (continued)

Deferred income tax liabilities:
§807(f) Adjustment – Liability	$2,827	$3,454
Partnerships	7,096	4,995
Unrealized capital gains	6,165	11,219
Deferred intercompany gains	2,082	1,195
Other	492	563

Total deferred income tax liabilities	$18,662	$21,426

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2005	2004	2003
Change in net deferred income tax asset	$3,443	$(29,557)	$(24,045)

Change in deferred income tax assets - nonadmitted	$(365)	$(12,859)	$(22,271)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2005	2004	2003
Income tax computed at the federal statutory rate (35%)	$32,203	$39,964	$20,689
Amortization of IMR	(356)	268	507
Deferred acquisition costs – tax basis	(113)	(2,945)	(1,909)
Depreciation	(83)	(153)	(136)
Dividends received deduction	(1,432)	(1,251)	(1,039)
Tax credits	(22,716)	(35,412)	(9,988)
Prior year over accrual	(7,560)	(4,393)	(5,363)
Tax reserve valuation	(1,564)	(459)	1,952
All other adjustments	(2,608)	(6,203)	3,254

Federal income tax expense (benefit)	$(4,229)	$(10,584)	$7,967

Tax credits include low income housing credits which are investments for which the Company’s primary benefit is a reduction in income tax expense via tax credits.

35

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6.	Income Taxes (continued)

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements of income deferred in the PSA ($17,425 at December 31, 2005). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $6,099.

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The consolidated tax group, in which the Company is included, incurred income taxes during 2005, 2004 and 2003 of $282,000, $280,000, and $200,000, respectively that will be available for recoupment in the event of future net losses.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination for 2001 through 2003 is complete and an examination is underway for 2004. The Company believes the ultimate settlement of open tax years will not be material to the Company’s financial position.

7.	Policy and Contract Attributes

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted 2.37% and 2.56% of ordinary life insurance in force at December 31, 2005 and 2004, respectively.

36

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2005		2004
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$335,230	3%	$496,694	4%
Subject to discretionary withdrawal at book value less surrender charge	8,470	—	15,470	—
Subject to discretionary withdrawal at market value	8,944,546	71	8,197,024	68
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	978,264	8	1,004,433	8
Not subject to discretionary withdrawal provision	2,334,392	18	2,445,865	20

Total policy reserves on annuities and deposit fund liabilities	$12,600,902	100%	$12,159,486	100%

Included in the liability for deposit-type contracts at December 31, 2005 and 2004 are approximately $272,521 and $272,432, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2005, the contractual maturities were: 2006 - $263,473; 2007 - $0; 2008 - $0; 2009 - $0; 2010 - $0 and thereafter - $9,048.

37

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2005 and 2004, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

	Gross	Loading	Net
December 31, 2005
Life and annuity:
Ordinary direct first year business	$4,161	$3,053	$1,108
Ordinary direct renewal business	20,398	4,326	16,072
Group life direct business	28,124	9,437	18,687
Reinsurance ceded	(156)	—	(156)

Total life and annuity	52,527	16,816	35,711
Accident and health:
Direct	10,807	—	10,807
Reinsurance assumed	49	—	49
Reinsurance ceded	(65)	—	(65)

Total accident and health	10,791	—	10,791

	$63,318	$16,816	$46,502

December 31, 2004
Life and annuity:
Ordinary direct first year business	$4,948	$3,192	$1,756
Ordinary direct renewal business	19,655	4,421	15,234
Group life direct business	29,186	9,858	19,328
Reinsurance ceded	(462)	—	(462)

Total life and annuity	53,327	17,471	35,856
Accident and health:
Direct	7,842	—	7,842
Reinsurance assumed	8,936	—	8,936
Reinsurance ceded	(60)	—	(60)

Total accident and health	16,718	—	16,718

	$70,045	$17,471	$52,574

38

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

At December 31, 2005 and 2004, the Company had insurance in force aggregating $3,014,209 and $2,857,421, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $10,971 and $10,704 to cover these deficiencies at December 31, 2005 and 2004, respectively.

Separate accounts held by the Company represent funds held for individual policyholders. The assets in the separate accounts, carried at estimated fair value, consist of common stocks (including mutual funds), mortgage loans, long-term bonds and cash.

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2005	$—	$443	$666,785	$667,228

Reserves for separate accounts as of December 31, 2005 with assets at:
Fair value	$48,058	$39,779	$9,029,198	$9,117,035

	$48,058	$39,779	$9,029,198	$9,117,035

Reserves by withdrawal characteristics as of December 31, 2005:
With market value adjustment	$—	$39,779	$—	$39,779
At market value	—	—	8,956,181	8,956,181
Not subject to discretionary withdrawal	48,058	—	73,017	121,075

Total	$48,058	$39,779	$9,029,198	$9,117,035

39

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2004	$—	$107	$619,404	$619,511

Reserves for separate accounts as of December 31, 2004 with assets at:
Fair value	$135,147	$42,184	$8,267,641	$8,444,972

	$135,147	$42,184	$8,267,641	$8,444,972

Reserves by withdrawal characteristics as of December 31, 2004:
With market value adjustment	$89,343	$42,184	$—	$131,527
At market value	—	—	8,208,852	8,208,852
Not subject to discretionary withdrawal	45,804	—	58,789	104,593

Total	$135,147	$42,184	$8,267,641	$8,444,972

Premiums, deposits and other considerations for the year ended December 31, 2003	$—	$291	$461,028	$461,319

Reserves for separate accounts as of December 31, 2003 with assets at:
Fair value	$308,924	$46,257	$7,210,346	$7,565,527

	$308,924	$46,257	$7,210,346	$7,565,527

Reserves by withdrawal characteristics as of December 31, 2003:
With market value adjustment	$80,397	$46,257	$—	$126,654
At market value	—	—	7,195,706	7,195,706
Not subject to discretionary withdrawal	228,527	—	14,640	243,167

Total	$308,924	$46,257	$7,210,346	$7,565,527

40

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2005	2004	2003
Transfers as reported in the summary of operations of the Company’s separate accounts annual statement:
Transfers to separate accounts	$667,230	$619,696	$461,451
Transfers from separate accounts	(504,566)	(561,230)	(603,249)

Net transfers to (from) separate accounts	162,664	58,466	(141,798)
Reconciling adjustments	6,846	(132)	4,963

Net transfers to (from) separate accounts, as reported herein	$169,510	$58,334	$(136,835)

At December 31, 2005 and 2004, the Company had variable annuities with minimum guaranteed income benefits as follows:

Year Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2005 Minimum Guaranteed Income Benefit	$17,272	$218	$—
2004 Minimum Guaranteed Income Benefit	$16,486	$145	$—

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

41

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

At December 31, 2005, 2004 and 2003, the Company had variable annuities with minimum guaranteed death benefits as follows:

Year Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2005 Minimum Guaranteed Death Benefit	$6,189,664	$21,169	$—
2004 Minimum Guaranteed Death Benefit	$5,948,949	$19,156	$—
2003 Minimum Guaranteed Death Benefit	$5,471,422	$17,277	$—

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

8.	Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102 percent of the fair market value of the loaned securities as of the transaction date. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 100 percent of the fair value of the loaned securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102 percent of the fair value of the loaned securities. The agreement does not allow rehypothication of collateral by any party involved, but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2005 and 2004, respectively, securities in the amount of $80,269 and $416,625 were on loan under securities lending agreements.

9.	Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2006, without prior regulatory approval, is $96,236.

42

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9.	Dividend Restrictions (continued)

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus to be maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, the Company meets the RBC requirements.

10.	Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2005, 2004, and 2003, the Company paid $37,654, $25,768, and $28,424, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the 30-day commercial paper rate. During 2005, 2004, and 2003, the Company paid net interest of $2,141, $1,363, and $640, respectively, to affiliates.

At December 31, 2004, the Company had net short-term notes receivable from affiliates of $50,000. Interest on these notes accrues at the 30-day commercial paper rate at the time of issuance. The short-term note receivable outstanding at December 31, 2004 was fully repaid in January 2005.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by Capital Liberty Limited Partnership (“CLLP”). The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8.5% per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value. At December 31, 2005, cumulative unpaid dividends relating to the preferred shares were $186,864.

43

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10.	Related Party Transactions (continued)

During 2001, the Company purchased an option from AEGON USA, Inc. (AEGON), an affiliate, for $679. This option allows the Company to purchase up to 2,500 shares of Class C common stock of AEGON at 99.75% of their fair value determined on the date of exercise. The Class C common stock shares have the right, as a Class, to elect the majority of the Board of Directors of AEGON. There are currently no outstanding Class C shares of AEGON. At December 31, 2005 and 2004, the carrying value and fair value of this option is $0 and $0, respectively.

11.	Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2005, 2004 and 2003, the Company sold $2,344, $5,749, and $8,514, respectively, of agent balances without recourse to an affiliated entity. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliate company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2005 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain (Loss)
Bonds:
NAIC 3	1	$5,015	$4,896	$(147)

44

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12.	Commitments and Contingencies

The Company may pledge assets as collateral for derivative transactions. In conjunction with these transactions, the Company had pledged invested assets with a carrying value and market value of, $1,808 and $1,820, respectively, at December 31, 2005 and $10,946 and $1,042, respectively, at December 31, 2004. Securities were posted to the Company related to derivative transactions in the amount of $6,660 and $12,706 as of December 31, 2005 and 2004, respectively, which were not included in the financials of the Company.

The Company has contingent commitments for additional funding of $70,638 and $54,068 at December 31, 2005 and 2004, respectively, for various joint ventures, partnerships, and limited liability companies.

At December 31, 2005 and 2004, the net amount of securities being acquired on a “to be announced” (TBA) basis was $0 and $219,805, respectively.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $7,531 and $7,549 and an offsetting premium tax benefit of $904 and $1,075 at December 31, 2005 and 2004, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.

45

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12.	Commitments and Contingencies (continued)

As of December 31, 2005, the Company entered into a credit enhancement and a standby liquidity asset agreement with a trust that owns securities that are effectively beneficial interests, for commitment amounts of $244,019 for which the Company was paid a fee. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

13.	Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operation. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and income annuities	C,B,P,U	$530,802
Bolinger, Inc. 101 JFK Parkway Short Hills, NJ 07078	22-0781130	No	Group A&H/ Life	C,CA,R,B,P,U	45,291
All others less than 5% of unassigned surplus					—

Total					$576,093

C-	Claims Payment
CA-	Claims Adjustment
R-	Reinsurance Ceding
B-	Binding Authority
P-	Premium Collection
U-	Underwriting

14.	Debt

The Company has an outstanding liability for borrowed money in the amount of $1,987 as of December 31, 2005 due to participation in dollar reverse repurchase agreements. The company enters reverse dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received as stated in Note 1.

46

Statutory-Basis Financial

Statement Schedules

47

Peoples Benefit Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2005

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$164,236	$175,852	$164,236
States, municipalities and political subdivisions	26,156	25,771	26,156
Foreign governments	47,826	53,669	47,826
Public utilities	264,552	286,326	264,552
All other corporate bonds	3,710,960	3,824,636	3,710,960
Unaffiliated preferred stocks	4,915	5,115	4,915

Total fixed maturities	4,218,645	4,371,369	4,218,645
Equity securities
Unaffiliated common stocks:
Industrial, miscellaneous and all other	12	1	1

Total equity securities	12	1	1
Mortgage loans on real estate	522,120		522,120
Policy loans	149,897		149,897
Other long-term investments	332,733		332,733
Cash and short-term investments	(15,506)		(15,506)

Total investments	$5,207,901		$5,207,890

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

48

Peoples Benefit Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2005
Individual life	$366,199	$—	$7,091	$62,282	$26,727	$47,661	$11,806
Individual health	18,306	2,497	3,502	16,421	1,534	11,518	3,308	$16,495
Group life and health	646,367	19,954	29,546	136,425	44,742	99,354	50,475	134,541
Annuity	2,443,637	—	1	672,658	222,277	702,048	211,479

	$3,474,509	$22,451	$40,140	$887,786	$295,280	$860,581	$277,068

Year ended December 31, 2004
Individual life	$375,624	$—	$7,200	$68,958	$27,403	$53,127	$85,054
Individual health	16,618	2,731	4,513	18,330	1,365	13,350	5,573	$18,297
Group life and health	656,347	16,106	36,197	204,360	42,763	147,026	66,508	135,993
Annuity	2,592,840	—	—	629,391	218,997	751,096	100,088

	$3,641,429	$18,837	$47,910	$921,039	$290,528	$964,599	$257,223

Year ended December 31, 2003
Individual life	$461,978	$—	$9,039	$78,107	$27,233	$78,168	$22,137
Individual health	13,985	3,261	5,069	21,198	1,220	11,825	7,743	$18,982
Group life and health	682,376	17,570	37,586	202,566	40,312	139,504	65,443	138,274
Annuity	2,682,393	—	—	476,287	234,237	812,467	(83,636)

	$3,840,732	$20,831	$51,694	$778,158	$303,002	$1,041,964	$11,687

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

49

Peoples Benefit Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2005
Life insurance in force	$9,065,012	$5,046,843	$1,652,481	$5,670,650	29%

Premiums:
Individual life	$75,439	$14,427	$1,269	$62,281	2%
Individual health	16,495	187	114	16,422	1%
Group life and health	134,542	16,799	18,682	136,425	14%
Annuity	672,658	—	—	672,658	0%

	$899,134	$31,413	$20,065	$887,786	2%

Year ended December 31, 2004
Life insurance in force	$9,096,026	$5,012,082	$1,800,618	$5,884,562	31%

Premiums:
Individual life	$74,758	$13,938	$8,138	$68,958	12%
Individual health	18,297	222	255	18,330	1%
Group life and health	135,993	20,434	88,801	204,360	43%
Annuity	629,378	—	13	629,391	0%

	$858,426	$34,594	$97,207	$921,039	11%

Year ended December 31, 2003
Life insurance in force	$7,740,015	$3,570,162	$2,222,407	$6,392,260	35%

Premiums:
Individual life	$73,577	$9,375	$13,905	$78,107	18%
Individual health	18,982	301	2,517	21,198	12%
Group life and health	138,274	21,361	85,653	202,566	42%
Annuity	476,267	—	20	476,287	0%

	$707,100	$31,037	$102,095	$778,158	13%

50

FINANCIAL STATEMENTS

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Year Ended December 31, 2005

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Financial Statements

Year Ended December 31, 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the Advisor’s Edge Select Variable Annuity,

Peoples Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V (comprised of the Federated American Leaders, Federated Capital Income, Federated Prime Money, Federated High Income Bond, Federated Fund for U.S. Government Securities II, Wanger U.S. Smaller Companies, Wanger International Small Cap, Gartmore GVIT Developing Markets, WFVT Multi-Cap Value, Liberty Small Company Growth, Credit Suisse – International Focus, Credit Suisse – Small Cap Growth, Asset Allocation – Growth, American Century International, Clarion Global Real Estate Securities, Asset Allocation – Conservative, Transamerica Small/Mid Cap Value, Great Companies – AmericaSM, Templeton Great Companies Global, Great Companies – TechnologySM, J.P. Morgan Enhanced Index, Janus Growth, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, PIMCO Total Return, Salomon All Cap, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Value Balanced, Van Kampen Active International Allocation, Van Kampen Mid-Cap Growth, Capital Guardian Global, Capital Guardian Value, AllianceBernstein Growth, AllianceBernstein Global Technology, AllianceBernstein Large Cap Growth, Dreyfus – Core Bond, Dreyfus Socially Responsible Growth Fund, Inc, Dreyfus VIF – Appreciation, Seligman Global Technology, Seligman Communications and Information, Seligman Capital, Equity Index, Mid-Cap Index, REIT Index, Short-Term Investment-Grade, Total Bond Market Index, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, VA Global Bond, VA Small Value, VA Large Value, VA Short-Term Fixed, VA International Value, and VA International Small subaccounts), which are available for investment by contract owners of the Advisor’s Edge Select Variable Annuity, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the

1

Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Peoples Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of the Advisor’s Edge Select Variable Annuity at December 31, 2005, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 3, 2006

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount
Assets
Investment in securities:
Number of shares	119,226.989	9,727.885	3,325,265.370	407,846.546

Cost	$2,068,564	$80,394	$3,325,265	$3,049,308

Investments in mutual funds, at net asset value	$2,549,073	$86,967	$3,325,265	$3,156,732
Receivable for units sold	—	—	46	—

Total assets	2,549,073	86,967	3,325,311	3,156,732

Liabilities
Payable for units redeemed	83	1	—	43

	$2,548,990	$86,966	$3,325,311	$3,156,689

Net Assets:
Deferred annuity contracts terminable by owners	$2,548,990	$86,966	$3,325,311	$3,156,689

Total net assets	$2,548,990	$86,966	$3,325,311	$3,156,689

Accumulation units outstanding:
M&E - 1.45%	697,978	33,288	1,816,232	1,145,821

M&E - 1.50%	1,324,652	69,419	1,313,539	1,014,086

M&E - 1.60%	197,164	—	53,786	289,554

Accumulation unit value:
M&E - 1.45%	$1.053785	$0.918462	$1.004903	$1.309445

M&E - 1.50%	$1.213217	$0.812349	$1.101212	$1.261891

M&E - 1.60%	$1.046745	$0.912336	$0.998193	$1.300738

See accompanying notes.

2

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount
Assets
Investment in securities:
Number of shares	195,183.513	84,174.537	71,886.765	31,566.866

Cost	$2,238,699	$2,013,085	$1,386,952	$332,281

Investments in mutual funds, at net asset value	$2,217,285	$2,937,691	$2,201,892	$411,948
Receivable for units sold	—	—	—	—

Total assets	2,217,285	2,937,691	2,201,892	411,948

Liabilities
Payable for units redeemed	95	366	247	67

	$2,217,190	$2,937,325	$2,201,645	$411,881

Net Assets:
Deferred annuity contracts terminable by owners	$2,217,190	$2,937,325	$2,201,645	$411,881

Total net assets	$2,217,190	$2,937,325	$2,201,645	$411,881

Accumulation units outstanding:
M&E - 1.45%	361,969	1,037,234	326,374	59,141

M&E - 1.50%	1,408,870	595,039	547,836	101,676

M&E - 1.60%	18,699	126,980	109,313	23,555

Accumulation unit value:
M&E - 1.45%	$1.145507	$1.494234	$1.627553	$2.073960

M&E - 1.50%	$1.264329	$2.014972	$2.726592	$2.367318

M&E - 1.60%	$1.137861	$1.484231	$1.616721	$2.060082

See accompanying notes.

3

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	WFVT Multi Cap Value Subaccount	Liberty Small Company Growth Subaccount	Credit Suisse- International Focus Subaccount	Credit Suisse-Small Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	127,980.727	27,311.561	33,416.265	128,860.958

Cost	$1,175,285	$247,468	$309,872	$1,458,117

Investments in mutual funds, at net asset value	$1,748,217	$310,532	$390,970	$1,918,740
Receivable for units sold	—	—	—	—

Total assets	1,748,217	310,532	390,970	1,918,740

Liabilities
Payable for units redeemed	264	17	417	24

	$1,747,953	$310,515	$390,553	$1,918,716

Net Assets:
Deferred annuity contracts terminable by owners	$1,747,953	$310,515	$390,553	$1,918,716

Total net assets	$1,747,953	$310,515	$390,553	$1,918,716

Accumulation units outstanding:
M&E - 1.45%	99,610	75,936	57,023	118,731

M&E - 1.50%	836,219	30,324	244,719	1,258,361

M&E - 1.60%	157,726	157,501	13,342	153,547

Accumulation unit value:
M&E - 1.45%	$1.324460	$1.133055	$1.262346	$1.035472

M&E - 1.50%	$1.684384	$1.556780	$1.233417	$1.301563

M&E - 1.60%	$1.315636	$1.125502	$1.253912	$1.028592

See accompanying notes.

4

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Asset Allocation- Growth Subaccount	American Century International Subaccount	Clarion Global Real Estate Securities Subaccount	Asset Allocation- Conservative Subaccount
Assets
Investment in securities:
Number of shares	19,595.321	33,826.475	56,879.732	104,084.383

Cost	$239,729	$242,838	$747,128	$1,195,496

Investments in mutual funds, at net asset value	$251,604	$295,982	$1,124,512	$1,189,685
Receivable for units sold	1	—	—	—

Total assets	251,605	295,982	1,124,512	1,189,685

Liabilities
Payable for units redeemed	—	1	173	—

	$251,605	$295,981	$1,124,339	$1,189,685

Net Assets:
Deferred annuity contracts terminable by owners	$251,605	$295,981	$1,124,339	$1,189,685

Total net assets	$251,605	$295,981	$1,124,339	$1,189,685

Accumulation units outstanding:
M&E - 1.45%	181,531	100,020	234,659	936,388

M&E - 1.50%	7,506	1,045	249,302	21,069

M&E - 1.60%	5,652	141,353	8,552	19,308

Accumulation unit value:
M&E - 1.45%	$1.292634	$1.224845	$2.063553	$1.218163

M&E - 1.50%	$1.290319	$1.222593	$2.497286	$1.215924

M&E - 1.60%	$1.285660	$1.218190	$2.049782	$1.211571

See accompanying notes.

5

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Transamerica Small/Mid Cap Value Subaccount	Great Companies- AmericaSM Subaccount	Templeton Great Companies Global Subaccount	Great Companies- TechnologySM Subaccount
Assets
Investment in securities:
Number of shares	108,167.641	65,214.661	61,000.410	4,364.581

Cost	$931,330	$631,339	$984,331	$16,626

Investments in mutual funds, at net asset value	$1,982,713	$663,885	$1,147,418	$19,030
Receivable for units sold	—	10	—	—

Total assets	1,982,713	663,895	1,147,418	19,030

Liabilities
Payable for units redeemed	297	—	37	5

	$1,982,416	$663,895	$1,147,381	$19,025

Net Assets:
Deferred annuity contracts terminable by owners	$1,982,416	$663,895	$1,147,381	$19,025

Total net assets	$1,982,416	$663,895	$1,147,381	$19,025

Accumulation units outstanding:
M&E - 1.45%	76,677	473,298	6,384	12,978

M&E - 1.50%	575,710	16,633	837,485	—

M&E - 1.60%	84,094	59,916	16,070	—

Accumulation unit value:
M&E - 1.45%	$1.475759	$1.208158	$1.336638	$1.465952

M&E - 1.50%	$3.032749	$1.206082	$1.334327	$1.463409

M&E - 1.60%	$1.465918	$1.201937	$1.329727	$1.458393

See accompanying notes.

6

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	J.P. Morgan Enhanced Index Subaccount	Janus Growth Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares	135,659.869	76,429.764	156,278.228	83,611.038

Cost	$1,502,744	$2,113,497	$1,819,509	$968,560

Investments in mutual funds, at net asset value	$1,945,363	$2,931,846	$1,912,846	$1,070,221
Receivable for units sold	—	—	1	3

Total assets	1,945,363	2,931,846	1,912,847	1,070,224

Liabilities
Payable for units redeemed	27	102	—	—

	$1,945,336	$2,931,744	$1,912,847	$1,070,224

Net Assets:
Deferred annuity contracts terminable by owners	$1,945,336	$2,931,744	$1,912,847	$1,070,224

Total net assets	$1,945,336	$2,931,744	$1,912,847	$1,070,224

Accumulation units outstanding:
M&E - 1.45%	274,611	187,259	1,456,917	778,090

M&E - 1.50%	1,539,104	3,612,020	42,312	53,800

M&E - 1.60%	18,196	62,546	40,326	6,838

Accumulation unit value:
M&E - 1.45%	$0.990810	$0.970091	$1.242705	$1.276212

M&E - 1.50%	$1.075522	$0.744685	$1.240469	$1.273905

M&E - 1.60%	$0.984181	$0.963586	$1.235988	$1.269325

See accompanying notes.

7

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares	252,126.022	6,794.036	140,838.820	26,119.251

Cost	$2,765,827	$72,638	$2,500,066	$353,706

Investments in mutual funds, at net asset value	$2,750,695	$99,940	$3,361,823	$409,811
Receivable for units sold	—	—	—	2

Total assets	2,750,695	99,940	3,361,823	409,813

Liabilities
Payable for units redeemed	6	2	9	—

	$2,750,689	$99,938	$3,361,814	$409,813

Net Assets:
Deferred annuity contracts terminable by owners	$2,750,689	$99,938	$3,361,814	$409,813

Total net assets	$2,750,689	$99,938	$3,361,814	$409,813

Accumulation units outstanding:
M&E - 1.45%	2,405,100	57,575	2,037,335	199,070

M&E - 1.50%	17,675	28,176	452,823	1,797

M&E - 1.60%	11,542	8,756	221,389	49,796

Accumulation unit value:
M&E - 1.45%	$1.130007	$1.058825	$1.240952	$1.637113

M&E - 1.50%	$1.127971	$1.056481	$1.238197	$1.633468

M&E - 1.60%	$1.123893	$1.051759	$1.232651	$1.626177

See accompanying notes.

8

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Mid- Cap Growth Subaccount	Capital Guardian Global Subaccount
Assets
Investment in securities:
Number of shares	85,808.844	266,890.845	6,034.174	4,534.657

Cost	$1,104,158	$2,629,323	$93,408	$57,030

Investments in mutual funds, at net asset value	$1,105,218	$3,314,784	$115,735	$62,079
Receivable for units sold	—	—	2	—

Total assets	1,105,218	3,314,784	115,737	62,079

Liabilities
Payable for units redeemed	4	248	—	2

	$1,105,214	$3,314,536	$115,737	$62,077

Net Assets:
Deferred annuity contracts terminable by owners	$1,105,214	$3,314,536	$115,737	$62,077

Total net assets	$1,105,214	$3,314,536	$115,737	$62,077

Accumulation units outstanding:
M&E - 1.45%	574,576	1,375,037	64,999	27,983

M&E - 1.50%	234,794	1,049,969	42,819	6,803

M&E - 1.60%	116,253	250,249	35,143	17,709

Accumulation unit value:
M&E - 1.45%	$1.195379	$1.262008	$0.811447	$1.183638

M&E - 1.50%	$1.193233	$1.205294	$0.809627	$1.182667

M&E - 1.60%	$1.188900	$1.253581	$0.806021	$1.180735

See accompanying notes.

9

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Capital Guardian Value Subaccount	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount	AllianceBernstein Large Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	114,262.324	12,135.200	3,917.228	1,947.038

Cost	$2,246,686	$212,101	$47,315	$42,640

Investments in mutual funds, at net asset value	$2,350,376	$244,524	$61,226	$51,674
Receivable for units sold	12	3	—	2

Total assets	2,350,388	244,527	61,226	51,676

Liabilities
Payable for units redeemed	—	—	7	—

	$2,350,388	$244,527	$61,219	$51,676

Net Assets:
Deferred annuity contracts terminable by owners	$2,350,388	$244,527	$61,219	$51,676

Total net assets	$2,350,388	$244,527	$61,219	$51,676

Accumulation units outstanding:
M&E - 1.45%	1,873,860	228,655	35,866	30,687

M&E - 1.50%	5,593	775	3,010	—

M&E - 1.60%	71,767	—	39,208	24,768

Accumulation unit value:
M&E - 1.45%	$1.204685	$1.065812	$0.786729	$0.934630

M&E - 1.50%	$1.203699	$1.063436	$0.784981	$0.932556

M&E - 1.60%	$1.201736	$1.058695	$0.781468	$0.928400

See accompanying notes.

10

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Dreyfus-Core Bond Subaccount	The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount	Dreyfus VIF Appreciation Subaccount	Seligman Global Technology Subaccount
Assets
Investment in securities:
Number of shares	16,201.349	403.620	4,806.339	2,358.364

Cost	$210,706	$9,747	$172,992	$27,145

Investments in mutual funds, at net asset value	$207,215	$10,454	$177,450	$31,720
Receivable for units sold	—	—	1	—

Total assets	207,215	10,454	177,451	31,720

Liabilities
Payable for units redeemed	9	—	—	8

	$207,206	$10,454	$177,451	$31,712

Net Assets:
Deferred annuity contracts terminable by owners	$207,206	$10,454	$177,451	$31,712

Total net assets	$207,206	$10,454	$177,451	$31,712

Accumulation units outstanding:
M&E - 1.45%	144,260	12,556	83,505	7,724

M&E - 1.50%	22,560	—	40,185	—

M&E - 1.60%	12,227	—	56,454	28,169

Accumulation unit value:
M&E - 1.45%	$1.158125	$0.832564	$0.987611	$0.888186

M&E - 1.50%	$1.155550	$0.830707	$0.985396	$0.886187

M&E - 1.60%	$1.150374	$0.827018	$0.981016	$0.882239

See accompanying notes.

11

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Equity Index Subaccount	Mid-Cap Index Subaccount
Assets
Investment in securities:
Number of shares	6,370.738	3,196.747	165,925.644	156,596.508

Cost	$70,709	$35,473	$4,187,399	$2,047,719

Investments in mutual funds, at net asset value	$87,407	$43,508	$4,624,348	$2,873,546
Receivable for units sold	—	—	46	12

Total assets	87,407	43,508	4,624,394	2,873,558

Liabilities
Payable for units redeemed	5	—	—	—

	$87,402	$43,508	$4,624,394	$2,873,558

Net Assets:
Deferred annuity contracts terminable by owners	$87,402	$43,508	$4,624,394	$2,873,558

Total net assets	$87,402	$43,508	$4,624,394	$2,873,558

Accumulation units outstanding:
M&E - 1.45%	40,739	17,239	2,690,660	1,527,906

M&E - 1.50%	2,745	—	71,320	38,049

M&E - 1.60%	42,503	26,730	1,230,434	495,103

Accumulation unit value:
M&E - 1.45%	$1.019899	$0.993553	$1.160267	$1.396071

M&E - 1.50%	$1.017612	$0.991297	$1.158158	$1.393553

M&E - 1.60%	$1.013090	$0.986902	$1.153991	$1.388538

See accompanying notes.

12

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	REIT Index Subaccount	Short-Term Investment Grade Subaccount	Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares	54,315.788	462,660.026	139,347.394	33,050.433

Cost	$994,522	$4,866,532	$1,573,442	$844,627

Investments in mutual funds, at net asset value	$1,100,438	$4,862,557	$1,562,084	$1,160,401
Receivable for units sold	—	—	—	1

Total assets	1,100,438	4,862,557	1,562,084	1,160,402

Liabilities
Payable for units redeemed	2	2	10	—

	$1,100,436	$4,862,555	$1,562,074	$1,160,402

Net Assets:
Deferred annuity contracts terminable by owners	$1,100,436	$4,862,555	$1,562,074	$1,160,402

Total net assets	$1,100,436	$4,862,555	$1,562,074	$1,160,402

Accumulation units outstanding:
M&E - 1.45%	380,574	4,232,274	1,133,754	788,472

M&E - 1.50%	2,718	27,910	26,577	3,513

M&E - 1.60%	238,927	259,047	232,376	26,262

Accumulation unit value:
M&E - 1.45%	$1.772256	$1.076315	$1.122658	$1.418273

M&E - 1.50%	$1.769063	$1.074372	$1.120651	$1.417127

M&E - 1.60%	$1.762687	$1.070498	$1.116605	$1.414798

See accompanying notes.

13

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity-VIP Value Strategies Subaccount	VA Global Bond Subaccount	VA Small Value Subaccount	VA Large Value Subaccount
Assets
Investment in securities:
Number of shares	66,944.045	68,914.527	29,224.231	26,308.201

Cost	$844,591	$724,237	$465,284	$436,625

Investments in mutual funds, at net asset value	$937,886	$696,037	$422,290	$422,773
Receivable for units sold	3	2	—	2

Total assets	937,889	696,039	422,290	422,775

Liabilities
Payable for units redeemed	—	—	—	—

	$937,889	$696,039	$422,290	$422,775

Net Assets:
Deferred annuity contracts terminable by owners	$937,889	$696,039	$422,290	$422,775

Total net assets	$937,889	$696,039	$422,290	$422,775

Accumulation units outstanding:
M&E - 1.45%	823,483	695,696	367,614	384,322

M&E - 1.50%	4,248	—	—	—

M&E - 1.60%	—	—	—	—

Accumulation unit value:
M&E - 1.45%	$1.133089	$1.000493	$1.148732	$1.100053

M&E - 1.50%	$1.132157	N/A	N/A	N/A

M&E - 1.60%	$1.130312	N/A	N/A	N/A

See accompanying notes.

14

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	VA Short-Term Fixed Subaccount	VA International Value Subaccount	VA International Small Subaccount
Assets
Investment in securities:
Number of shares	69,753.706	20,969.037	27,306.147

Cost	$711,745	$332,767	$345,886

Investments in mutual funds, at net asset value	$698,932	$330,053	$334,227
Receivable for units sold	—	—	—

Total assets	698,932	330,053	334,227

Liabilities
Payable for units redeemed	10	1	—

	$698,922	$330,052	$334,227

Net Assets:
Deferred annuity contracts terminable by owners	$698,922	$330,052	$334,227

Total net assets	$698,922	$330,052	$334,227

Accumulation units outstanding:
M&E - 1.45%	694,631	283,382	282,882

M&E - 1.50%	—	—	—

M&E - 1.60%	—	—	—

Accumulation unit value:
M&E - 1.45%	$1.006178	$1.164691	$1.181505

M&E - 1.50%	N/A	N/A	N/A

M&E - 1.60%	N/A	N/A	N/A

See accompanying notes.

15

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount
Net investment income (loss)
Income:
Dividends	$48,368	$2,843	$98,256	$261,032
Expenses:
Administrative, mortality and expense risk charge	42,911	974	54,609	46,937

Net investment income (loss)	5,457	1,869	43,647	214,095
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,336,203	16,383	1,807,517	370,588
Cost of investments sold	975,738	13,669	1,807,517	351,293

Net realized capital gains (losses) on investments	360,465	2,714	—	19,295
Net change in unrealized appreciation/depreciation of investments
Beginning of Period	758,953	8,211	—	303,447
End of Period	480,509	6,573	—	107,424

Net change in unrealized appreciation/depreciation of investments	(278,444)	(1,638)	—	(196,023)

Net realized and unrealized capital gains (losses) on investments	82,021	1,076	—	(176,728)

Increase (decrease) in net assets from operations	$87,478	$2,945	$43,647	$37,367

See accompanying notes.

16

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount
Net investment income (loss)
Income:
Dividends	$115,626	$—	$22,911	$1,549
Expenses:
Administrative, mortality and expense risk charge	37,360	44,393	31,224	4,366

Net investment income (loss)	78,266	(44,393)	(8,313)	(2,817)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	41,442
Proceeds from sales	1,229,313	1,204,254	798,108	64,062
Cost of investments sold	1,259,219	698,929	401,109	44,573

Net realized capital gains (losses) on investments	(29,906)	505,325	396,999	60,931
Net change in unrealized appreciation/depreciation of investments
Beginning of Period	14,596	1,113,066	824,487	50,990
End of Period	(21,414)	924,606	814,940	79,667

Net change in unrealized appreciation/depreciation of investments	(36,010)	(188,460)	(9,547)	28,677

Net realized and unrealized capital gains (losses) on investments	(65,916)	316,865	387,452	89,608

Increase (decrease) in net assets from operations	$12,350	$272,472	$379,139	$86,791

See accompanying notes.

17

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	WFVT Multi Cap Value Subaccount	Liberty Small Company Growth Subaccount	Credit Suisse- International Focus Subaccount	Credit Suisse- Small Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$7,119	$—	$3,541	$—
Expenses:
Administrative, mortality and expense risk charge	26,141	4,749	5,568	28,674

Net investment income (loss)	(19,022)	(4,749)	(2,027)	(28,674)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	715,874	42,496	161,341	198,870
Cost of investments sold	445,225	33,465	122,294	147,544

Net realized capital gains (losses) on investments	270,649	9,031	39,047	51,326
Net change in unrealized appreciation/depreciation of investments
Beginning of Period	579,415	66,616	60,033	569,285
End of Period	572,932	63,064	81,098	460,623

Net change in unrealized appreciation/depreciation of investments	(6,483)	(3,552)	21,065	(108,662)

Net realized and unrealized capital gains (losses) on investments	264,166	5,479	60,112	(57,336)

Increase (decrease) in net assets from operations	$245,144	$730	$58,085	$(86,010)

See accompanying notes.

18

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Asset Allocation- Growth Subaccount	American Century International Subaccount	Clarion Global Real Estate Securities Subaccount	Asset Allocation- Conservative Subaccount
Net investment income (loss)
Income:
Dividends	$1,967	$2,125	$17,217	$29,513
Expenses:
Administrative, mortality and expense risk charge	5,349	4,212	16,037	15,338

Net investment income (loss)	(3,382)	(2,087)	1,180	14,175
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	20,157	25,550	82,878	79,427
Proceeds from sales	429,403	32,759	253,462	93,029
Cost of investments sold	383,382	26,151	153,099	88,133

Net realized capital gains (losses) on investments	66,178	32,158	183,241	84,323
Net change in unrealized appreciation/depreciation of investments
Beginning of Period	51,532	52,998	449,463	52,451
End of Period	11,875	53,144	377,384	(5,811)

Net change in unrealized appreciation/depreciation of investments	(39,657)	146	(72,079)	(58,262)

Net realized and unrealized capital gains (losses) on investments	26,521	32,304	111,162	26,061

Increase (decrease) in net assets from operations	$23,139	$30,217	$112,342	$40,236

See accompanying notes.

19

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Transamerica Small/Mid Cap Value Subaccount	Great Companies- AmericaSM Subaccount	Templeton Great Companies Global Subaccount	Great Companies- TechnologySM Subaccount
Net investment income (loss)
Income:
Dividends	$8,411	$5,939	$11,549	$76
Expenses:
Administrative, mortality and expense risk charge	30,671	9,968	16,616	257

Net investment income (loss)	(22,260)	(4,029)	(5,067)	(181)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	89,201	—	—	—
Proceeds from sales	537,920	113,183	119,187	360
Cost of investments sold	225,571	111,091	117,266	312

Net realized capital gains (losses) on investments	401,550	2,092	1,921	48
Net change in unrealized appreciation/depreciation of investments
Beginning of Period	1,204,486	15,714	98,374	2,154
End of Period	1,051,383	32,546	163,087	2,404

Net change in unrealized appreciation/depreciation of investments	(153,103)	16,832	64,713	250

Net realized and unrealized capital gains (losses) on investments	248,447	18,924	66,634	298

Increase (decrease) in net assets from operations	$226,187	$14,895	$61,567	$117

See accompanying notes.

20

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	J.P. Morgan Enhanced Index Subaccount	Janus Growth Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$25,157	$—	$27,429	$12,438
Expenses:
Administrative, mortality and expense risk charge	29,444	43,053	18,032	16,560

Net investment income (loss)	(4,287)	(43,053)	9,397	(4,122)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	61,828	37,107
Proceeds from sales	607,244	848,059	47,653	600,636
Cost of investments sold	472,366	737,811	36,306	522,619

Net realized capital gains (losses) on investments	134,878	110,248	73,175	115,124
Net change in unrealized appreciation/depreciation of investments
Beginning of Period	534,322	675,013	43,395	137,729
End of Period	442,619	818,349	93,337	101,661

Net change in unrealized appreciation/depreciation of investments	(91,703)	143,336	49,942	(36,068)

Net realized and unrealized capital gains (losses) on investments	43,175	253,584	123,117	79,056

Increase (decrease) in net assets from operations	$38,888	$210,531	$132,514	$74,934

See accompanying notes.

21

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$49,019	$605	$11,303	$—
Expenses:
Administrative, mortality and expense risk charge	40,896	1,451	43,043	6,498

Net investment income (loss)	8,123	(846)	(31,740)	(6,498)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	63,532	—	48,846	28,964
Proceeds from sales	553,257	8,472	632,064	218,315
Cost of investments sold	506,850	5,865	484,205	203,983

Net realized capital gains (losses) on investments	109,939	2,607	196,705	43,296
Net change in unrealized appreciation/depreciation of investments
Beginning of Period	78,014	26,733	609,789	44,999
End of Period	(15,132)	27,302	861,757	56,105

Net change in unrealized appreciation/depreciation of investments	(93,146)	569	251,968	11,106

Net realized and unrealized capital gains (losses) on investments	16,793	3,176	448,673	54,402

Increase (decrease) in net assets from operations	$24,916	$2,330	$416,933	$47,904

See accompanying notes.

22

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Mid-Cap Growth Subaccount	Capital Guardian Global Subaccount
Net investment income (loss)
Income:
Dividends	$30,274	$105,994	$96	$219
Expenses:
Administrative, mortality and expense risk charge	15,394	45,182	1,628	557

Net investment income (loss)	14,880	60,812	(1,532)	(338)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	89,313	—	—	1,556
Proceeds from sales	567,044	610,797	17,809	1,346
Cost of investments sold	529,951	467,203	16,285	1,202

Net realized capital gains (losses) on investments	126,406	143,594	1,524	1,700
Net change in unrealized appreciation/depreciation of investments
Beginning of Period	79,337	533,875	15,665	824
End of Period	1,060	685,461	22,327	5,049

Net change in unrealized appreciation/depreciation of investments	(78,277)	151,586	6,662	4,225

Net realized and unrealized capital gains (losses) on investments	48,129	295,180	8,186	5,925

Increase (decrease) in net assets from operations	$63,009	$355,992	$6,654	$5,587

See accompanying notes.

23

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Capital Guardian Value Subaccount	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount	AllianceBernstein Large Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$20,979	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	30,836	6,521	874	667

Net investment income (loss)	(9,857)	(6,521)	(874)	(667)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	108,369	—	—	—
Proceeds from sales	164,727	480,048	3,056	10,911
Cost of investments sold	155,590	380,317	3,311	9,951

Net realized capital gains (losses) on investments	117,506	99,731	(255)	960
Net change in unrealized appreciation/depreciation of investments
Beginning of Period	78,745	76,471	11,649	2,751
End of Period	103,690	32,423	13,911	9,034

Net change in unrealized appreciation/depreciation of investments	24,945	(44,048)	2,262	6,283

Net realized and unrealized capital gains (losses) on investments	142,451	55,683	2,007	7,243

Increase (decrease) in net assets from operations	$132,594	$49,162	$1,133	$6,576

See accompanying notes.

24

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Dreyfus-Core Bond Subaccount	The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount	Dreyfus VIF Appreciation Subaccount	Seligman Global Technology Subaccount
Net investment income (loss)
Income:
Dividends	$8,349	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	3,221	135	2,998	533

Net investment income (loss)	5,128	(135)	(2,998)	(533)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	64,885	239	225,722	14,365
Cost of investments sold	67,701	220	214,516	17,413

Net realized capital gains (losses) on investments	(2,816)	19	11,206	(3,048)
Net change in unrealized appreciation/depreciation of investments
Beginning of Period	(2,469)	377	7,671	473
End of Period	(3,491)	707	4,458	4,575

Net change in unrealized appreciation/depreciation of investments	(1,022)	330	(3,213)	4,102

Net realized and unrealized capital gains (losses) on investments	(3,838)	349	7,993	1,054

Increase (decrease) in net assets from operations	$1,290	$214	$4,995	$521

See accompanying notes.

25

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Equity Index Subaccount	Mid-Cap Index Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$82,279	$30,068
Expenses:
Administrative, mortality and expense risk charge	1,210	2,782	64,659	41,065

Net investment income (loss)	(1,210)	(2,782)	17,620	(10,997)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	192,532	—
Proceeds from sales	2,985	296,965	869,691	810,446
Cost of investments sold	2,096	253,507	708,167	505,888

Net realized capital gains (losses) on investments	889	43,458	354,056	304,558
Net change in unrealized appreciation/depreciation of investments
Beginning of Period	10,931	24,797	677,191	803,602
End of Period	16,698	8,035	436,949	825,827

Net change in unrealized appreciation/depreciation of investments	5,767	(16,762)	(240,242)	22,225

Net realized and unrealized capital gains (losses) on investments	6,656	26,696	113,814	326,783

Increase (decrease) in net assets from operations	$5,446	$23,914	$131,434	$315,786

See accompanying notes.

26

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	REIT Index Subaccount	Short-Term Investment Grade Subaccount	Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$45,216	$149,685	$63,410	$—
Expenses:
Administrative, mortality and expense risk charge	17,187	68,478	23,723	14,770

Net investment income (loss)	28,029	81,207	39,687	(14,770)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	99,788	—	11,273	16,530
Proceeds from sales	971,393	604,160	381,209	54,880
Cost of investments sold	774,188	607,843	396,131	41,882

Net realized capital gains (losses) on investments	296,993	(3,683)	(3,649)	29,528
Net change in unrealized appreciation/depreciation of investments
Beginning of Period	365,836	36,019	9,836	167,602
End of Period	105,916	(3,975)	(11,358)	315,774

Net change in unrealized appreciation/depreciation of investments	(259,920)	(39,994)	(21,194)	148,172

Net realized and unrealized capital gains (losses) on investments	37,073	(43,677)	(24,843)	177,700

Increase (decrease) in net assets from operations	$65,102	$37,530	$14,844	$162,930

See accompanying notes.

27

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	Fidelity-VIP Value Strategies Subaccount	VA Global Bond Subaccount (1)	VA Small Value Subaccount (1)	VA Large Value Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$28,804	$1,199	$4,445
Expenses:
Administrative, mortality and expense risk charge	11,932	1,985	1,149	1,150

Net investment income (loss)	(11,932)	26,819	50	3,295
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	27,546	—	47,642	15,637
Proceeds from sales	42,080	3,133	1,805	1,770
Cost of investments sold	40,282	3,146	1,763	1,716

Net realized capital gains (losses) on investments	29,344	(13)	47,684	15,691
Net change in unrealized appreciation/depreciation of investments
Beginning of Period	95,683	—	—	—
End of Period	93,295	(28,200)	(42,994)	(13,852)

Net change in unrealized appreciation/depreciation of investments	(2,388)	(28,200)	(42,994)	(13,852)

Net realized and unrealized capital gains (losses) on investments	26,956	(28,213)	4,690	1,839

Increase (decrease) in net assets from operations	$15,024	$(1,394)	$4,740	$5,134

See accompanying notes.

28

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005, Except as Noted

	VA Short-Term Fixed Subaccount (1)	VA International Value Subaccount (1)	VA International Small Subaccount (1)
Net investment income (loss)
Income:
Dividends	$16,550	$6,706	$4,831
Expenses:
Administrative, mortality and expense risk charge	1,996	884	881

Net investment income (loss)	14,554	5,822	3,950
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	14,069	28,831
Proceeds from sales	3,149	1,689	1,693
Cost of investments sold	3,133	1,562	1,594

Net realized capital gains (losses) on investments	16	14,196	28,930
Net change in unrealized appreciation/depreciation of investments
Beginning of Period	—	—	—
End of Period	(12,813)	(2,714)	(11,659)

Net change in unrealized appreciation/depreciation of investments	(12,813)	(2,714)	(11,659)

Net realized and unrealized capital gains (losses) on investments	(12,797)	11,482	17,271

Increase (decrease) in net assets from operations	$1,757	$17,304	$21,221

See accompanying notes.

29

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Federated American Leaders Subaccount		Federated Capital Income Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$5,457	$(3,539)	$1,869	$3,767
Net realized capital gains (losses) on investments	360,465	230,641	2,714	4,075
Net change in unrealized appreciation/depreciation of investments	(278,444)	40,645	(1,638)	(1,737)

Increase (decrease) in net assets from operations	87,478	267,747	2,945	6,105
Contract transactions
Net contract purchase payments	42,770	212,785	100	6,000
Transfer payments from (to) other subaccounts or general account	(462,789)	(499,832)	32,264	(24,914)
Contract terminations, withdrawals, and other deductions	(533,372)	(191,449)	(15,585)	(39,788)
Contract maintenance charges	(1,730)	(1,897)	(6)	—

Increase (decrease) in net assets from contract transactions	(955,121)	(480,393)	16,773	(58,702)

Net increase (decrease) in net assets	(867,643)	(212,646)	19,718	(52,597)
Net assets:
Beginning of the period	3,416,633	3,629,279	67,248	119,845

End of the period	$2,548,990	$3,416,633	$86,966	$67,248

See accompanying notes.

30

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Federated Prime Money Subaccount		Federated High Income Bond Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$43,647	$(24,929)	$214,095	$186,552
Net realized capital gains (losses) on investments	—	—	19,295	68,360
Net change in unrealized appreciation/depreciation of investments	—	—	(196,023)	39,008

Increase (decrease) in net assets from operations	43,647	(24,929)	37,367	293,920
Contract transactions
Net contract purchase payments	236,695	408,705	28,000	79,418
Transfer payments from (to) other subaccounts or general account	(280,939)	670,648	6,802	(145,014)
Contract terminations, withdrawals, and other deductions	(771,114)	(856,150)	(181,661)	(144,889)
Contract maintenance charges	(1,759)	(1,411)	(1,797)	(1,412)

Increase (decrease) in net assets from contract transactions	(817,117)	221,792	(148,656)	(211,897)

Net increase (decrease) in net assets	(773,470)	196,863	(111,289)	82,023
Net assets:
Beginning of the period	4,098,781	3,901,918	3,267,978	3,185,955

End of the period	$3,325,311	$4,098,781	$3,156,689	$3,267,978

See accompanying notes.

31

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount		Wanger U.S. Smaller Companies Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$78,266	$195,834	$(44,393)	$(46,382)
Net realized capital gains (losses) on investments	(29,906)	(136,313)	505,325	185,820
Net change in unrealized appreciation/depreciation of investments	(36,010)	(4,146)	(188,460)	352,734

Increase (decrease) in net assets from operations	12,350	55,375	272,472	492,172
Contract transactions
Net contract purchase payments	—	187,408	34,814	249,566
Transfer payments from (to) other subaccounts or general account	27,507	(2,923,610)	(246,847)	(73,749)
Contract terminations, withdrawals, and other deductions	(891,427)	(434,201)	(532,456)	(113,194)
Contract maintenance charges	(388)	(444)	(1,117)	(1,071)

Increase (decrease) in net assets from contract transactions	(864,308)	(3,170,847)	(745,606)	61,552

Net increase (decrease) in net assets	(851,958)	(3,115,472)	(473,134)	553,724
Net assets:
Beginning of the period	3,069,148	6,184,620	3,410,459	2,856,735

End of the period	$2,217,190	$3,069,148	$2,937,325	$3,410,459

See accompanying notes.

32

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Wanger International Small Cap Subaccount		Gartmore GVIT Developing Markets Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(8,313)	$(14,443)	$(2,817)	$(2,089)
Net realized capital gains (losses) on investments	396,999	79,935	60,931	32,403
Net change in unrealized appreciation/depreciation of investments	(9,547)	388,672	28,677	10,845

Increase (decrease) in net assets from operations	379,139	454,164	86,791	41,159
Contract transactions
Net contract purchase payments	9,818	36,917	7,545	9,300
Transfer payments from (to) other subaccounts or general account	186,175	122,411	111,749	18,025
Contract terminations, withdrawals, and other deductions	(447,495)	(118,375)	(48,006)	(50,557)
Contract maintenance charges	(632)	(456)	(360)	(119)

Increase (decrease) in net assets from contract transactions	(252,134)	40,497	70,928	(23,351)

Net increase (decrease) in net assets	127,005	494,661	157,719	17,808
Net assets:
Beginning of the period	2,074,640	1,579,979	254,162	236,354

End of the period	$2,201,645	$2,074,640	$411,881	$254,162

See accompanying notes.

33

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	WFVT Multi Cap Value Subaccount		Liberty Small Company Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(19,022)	$(29,015)	$(4,749)	$(5,158)
Net realized capital gains (losses) on investments	270,649	182,612	9,031	58,905
Net change in unrealized appreciation/depreciation of investments	(6,483)	80,338	(3,552)	(19,882)

Increase (decrease) in net assets from operations	245,144	233,935	730	33,865
Contract transactions
Net contract purchase payments	16,161	19,340	140	720
Transfer payments from (to) other subaccounts or general account	(167,666)	(305,734)	(10,445)	(111,289)
Contract terminations, withdrawals, and other deductions	(178,184)	(168,745)	(24,241)	(14,203)
Contract maintenance charges	(701)	(435)	(1,077)	(965)

Increase (decrease) in net assets from contract transactions	(330,390)	(455,574)	(35,623)	(125,737)

Net increase (decrease) in net assets	(85,246)	(221,639)	(34,893)	(91,872)
Net assets:
Beginning of the period	1,833,199	2,054,838	345,408	437,280

End of the period	$1,747,953	$1,833,199	$310,515	$345,408

See accompanying notes.

34

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Credit Suisse-International Focus Subaccount		Credit Suisse-Small Cap Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(2,027)	$(1,482)	$(28,674)	$(31,679)
Net realized capital gains (losses) on investments	39,047	14,667	51,326	82,389
Net change in unrealized appreciation/depreciation of investments	21,065	25,104	(108,662)	107,480

Increase (decrease) in net assets from operations	58,085	38,289	(86,010)	158,190
Contract transactions
Net contract purchase payments	3,459	6,848	9,266	19,064
Transfer payments from (to) other subaccounts or general account	34,725	22,597	9,957	(114,586)
Contract terminations, withdrawals, and other deductions	(55,814)	(23,593)	(53,172)	(36,666)
Contract maintenance charges	(170)	(153)	(832)	(741)

Increase (decrease) in net assets from contract transactions	(17,800)	5,699	(34,781)	(132,929)

Net increase (decrease) in net assets	40,285	43,988	(120,791)	25,261
Net assets:
Beginning of the period	350,268	306,280	2,039,507	2,014,246

End of the period	$390,553	$350,268	$1,918,716	$2,039,507

See accompanying notes.

35

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Asset Allocation-Growth Subaccount		American Century International Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(3,382)	$(1,995)	$(2,087)	$(10,580)
Net realized capital gains (losses) on investments	66,178	626	32,158	145,709
Net change in unrealized appreciation/depreciation of investments	(39,657)	51,532	146	(89,108)

Increase (decrease) in net assets from operations	23,139	50,163	30,217	46,021
Contract transactions
Net contract purchase payments	36,263	36,335	9,019	37,953
Transfer payments from (to) other subaccounts or general account	(228,106)	389,700	25,134	(1,025,232)
Contract terminations, withdrawals, and other deductions	(55,563)	—	(25,985)	(118,055)
Contract maintenance charges	(326)	—	(352)	(481)

Increase (decrease) in net assets from contract transactions	(247,732)	426,035	7,816	(1,105,815)

Net increase (decrease) in net assets	(224,593)	476,198	38,033	(1,059,794)
Net assets:
Beginning of the period	476,198	—	257,948	1,317,742

End of the period	$251,605	$476,198	$295,981	$257,948

See accompanying notes.

36

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Clarion Global Real Estate Securities Subaccount		Asset Allocation-Conservative Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$1,180	$9,452	$14,175	$(4,161)
Net realized capital gains (losses) on investments	183,241	143,390	84,323	31,704
Net change in unrealized appreciation/depreciation of investments	(72,079)	171,668	(58,262)	24,610

Increase (decrease) in net assets from operations	112,342	324,510	40,236	52,153
Contract transactions
Net contract purchase payments	7,732	5,378	26,168	115,124
Transfer payments from (to) other subaccounts or general account	(76,315)	(237,782)	109,191	678,585
Contract terminations, withdrawals, and other deductions	(141,861)	(48,551)	(12,093)	(162)
Contract maintenance charges	(811)	(642)	(398)	(123)

Increase (decrease) in net assets from contract transactions	(211,255)	(281,597)	122,868	793,424

Net increase (decrease) in net assets	(98,913)	42,913	163,104	845,577
Net assets:
Beginning of the period	1,223,252	1,180,339	1,026,581	181,004

End of the period	$1,124,339	$1,223,252	$1,189,685	$1,026,581

See accompanying notes.

37

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Transamerica Small/Mid Cap Value Subaccount		Great Companies-AmericaSM Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(22,260)	$(38,880)	$(4,029)	$(2,790)
Net realized capital gains (losses) on investments	401,550	559,776	2,092	12,849
Net change in unrealized appreciation/depreciation of investments	(153,103)	(208,734)	16,832	2,112

Increase (decrease) in net assets from operations	226,187	312,162	14,895	12,171
Contract transactions
Net contract purchase payments	21,573	32,631	11,543	128,950
Transfer payments from (to) other subaccounts or general account	(125,289)	(714,246)	(63,646)	599,463
Contract terminations, withdrawals, and other deductions	(362,202)	(332,909)	(23,748)	(87,692)
Contract maintenance charges	(41)	(38)	(1,246)	(1,376)

Increase (decrease) in net assets from contract transactions	(465,959)	(1,014,562)	(77,097)	639,345

Net increase (decrease) in net assets	(239,772)	(702,400)	(62,202)	651,516
Net assets:
Beginning of the period	2,222,188	2,924,588	726,097	74,581

End of the period	$1,982,416	$2,222,188	$663,895	$726,097

See accompanying notes.

38

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Templeton Great Companies Global Subaccount		Great Companies-TechnologySM Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(5,067)	$(17,061)	$(181)	$(333)
Net realized capital gains (losses) on investments	1,921	(14,014)	48	1,351
Net change in unrealized appreciation/depreciation of investments	64,713	108,881	250	344

Increase (decrease) in net assets from operations	61,567	77,806	117	1,362
Contract transactions
Net contract purchase payments	21,697	27,750	101	—
Transfer payments from (to) other subaccounts or general account	944	(27,347)	—	(151)
Contract terminations, withdrawals, and other deductions	(104,319)	(71,508)	(103)	(56)
Contract maintenance charges	(72)	(69)	—	—

Increase (decrease) in net assets from contract transactions	(81,750)	(71,174)	(2)	(207)

Net increase (decrease) in net assets	(20,183)	6,632	115	1,155
Net assets:
Beginning of the period	1,167,564	1,160,932	18,910	17,755

End of the period	$1,147,381	$1,167,564	$19,025	$18,910

See accompanying notes.

39

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	J.P. Morgan Enhanced Index Subaccount		Janus Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(4,287)	$(18,662)	$(43,053)	$(48,149)
Net realized capital gains (losses) on investments	134,878	9,685	110,248	22,192
Net change in unrealized appreciation/depreciation of investments	(91,703)	214,314	143,336	451,686

Increase (decrease) in net assets from operations	38,888	205,337	210,531	425,729
Contract transactions
Net contract purchase payments	28,649	39,756	34,412	21,863
Transfer payments from (to) other subaccounts or general account	45,440	(642,512)	(233,554)	(39,599)
Contract terminations, withdrawals, and other deductions	(340,516)	(278,536)	(384,179)	(177,561)
Contract maintenance charges	(109)	(56)	(197)	(154)

Increase (decrease) in net assets from contract transactions	(266,536)	(881,348)	(583,518)	(195,451)

Net increase (decrease) in net assets	(227,648)	(676,011)	(372,987)	230,278
Net assets:
Beginning of the period	2,172,984	2,848,995	3,304,731	3,074,453

End of the period	$1,945,336	$2,172,984	$2,931,744	$3,304,731

See accompanying notes.

40

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Asset Allocation-Moderate Subaccount		Asset Allocation-Moderate Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$9,397	$(3,281)	$(4,122)	$(7,015)
Net realized capital gains (losses) on investments	73,175	16,843	115,124	23,343
Net change in unrealized appreciation/depreciation of investments	49,942	20,276	(36,068)	91,170

Increase (decrease) in net assets from operations	132,514	33,838	74,934	107,498
Contract transactions
Net contract purchase payments	35,014	20,468	47,015	174,520
Transfer payments from (to) other subaccounts or general account	1,368,321	195,832	(262,693)	801,684
Contract terminations, withdrawals, and other deductions	(27,361)	(25,159)	(58,089)	(26,031)
Contract maintenance charges	(774)	(348)	(560)	(578)

Increase (decrease) in net assets from contract transactions	1,375,200	190,793	(274,327)	949,595

Net increase (decrease) in net assets	1,507,714	224,631	(199,393)	1,057,093
Net assets:
Beginning of the period	405,133	180,502	1,269,617	212,524

End of the period	$1,912,847	$405,133	$1,070,224	$1,269,617

See accompanying notes.

41

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	PIMCO Total Return Subaccount		Salomon All Cap Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$8,123	$8,314	$(846)	$(1,379)
Net realized capital gains (losses) on investments	109,939	62,932	2,607	8,999
Net change in unrealized appreciation/depreciation of investments	(93,146)	9,685	569	(344)

Increase (decrease) in net assets from operations	24,916	80,931	2,330	7,276
Contract transactions
Net contract purchase payments	15,610	214,460	303	1,527
Transfer payments from (to) other subaccounts or general account	(99,982)	1,223,835	(1)	(9,638)
Contract terminations, withdrawals, and other deductions	(73,422)	(114,234)	(7,066)	(5,529)
Contract maintenance charges	(371)	(384)	(6)	—

Increase (decrease) in net assets from contract transactions	(158,165)	1,323,677	(6,770)	(13,640)

Net increase (decrease) in net assets	(133,249)	1,404,608	(4,440)	(6,364)
Net assets:
Beginning of the period	2,883,938	1,479,330	104,378	110,742

End of the period	$2,750,689	$2,883,938	$99,938	$104,378

See accompanying notes.

42

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(31,740)	$(37,238)	$(6,498)	$(14,043)
Net realized capital gains (losses) on investments	196,705	131,514	43,296	323,182
Net change in unrealized appreciation/depreciation of investments	251,968	240,458	11,106	(217,525)

Increase (decrease) in net assets from operations	416,933	334,734	47,904	91,614
Contract transactions
Net contract purchase payments	12,631	224,546	10,115	140,859
Transfer payments from (to) other subaccounts or general account	368,983	655,704	(71,011)	(835,487)
Contract terminations, withdrawals, and other deductions	(277,057)	(147,423)	(106,734)	(63,444)
Contract maintenance charges	(1,515)	(1,602)	(330)	(221)

Increase (decrease) in net assets from contract transactions	103,042	731,225	(167,960)	(758,293)

Net increase (decrease) in net assets	519,975	1,065,959	(120,056)	(666,679)
Net assets:
Beginning of the period	2,841,839	1,775,880	529,869	1,196,548

End of the period	$3,361,814	$2,841,839	$409,813	$529,869

See accompanying notes.

43

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Transamerica Value Balanced Subaccount		Van Kampen Active International Allocation Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$14,880	$(2,967)	$60,812	$35,886
Net realized capital gains (losses) on investments	126,406	140,778	143,594	124,114
Net change in unrealized appreciation/depreciation of investments	(78,277)	(65,540)	151,586	254,487

Increase (decrease) in net assets from operations	63,009	72,271	355,992	414,487
Contract transactions
Net contract purchase payments	4,861	20,305	33,866	141,671
Transfer payments from (to) other subaccounts or general account	306,413	844,385	(97,297)	894,449
Contract terminations, withdrawals, and other deductions	(215,235)	(174,283)	(214,798)	(167,918)
Contract maintenance charges	(374)	(262)	(2,442)	(2,108)

Increase (decrease) in net assets from contract transactions	95,665	690,145	(280,671)	866,094

Net increase (decrease) in net assets	158,674	762,416	75,321	1,280,581
Net assets:
Beginning of the period	946,540	184,124	3,239,215	1,958,634

End of the period	$1,105,214	$946,540	$3,314,536	$3,239,215

See accompanying notes.

44

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Van Kampen Mid-Cap Growth Subaccount		Capital Guardian Global Subaccount
	2005	2004	2005	2004 (1)
Operations
Net investment income (loss)	$(1,532)	$(1,467)	$(338)	$(31)
Net realized capital gains (losses) on investments	1,524	1,092	1,700	6
Net change in unrealized appreciation/depreciation of investments	6,662	5,287	4,225	824

Increase (decrease) in net assets from operations	6,654	4,912	5,587	799
Contract transactions
Net contract purchase payments	8,234	2,662	1,401	6,302
Transfer payments from (to) other subaccounts or general account	19,966	(8,947)	38,066	11,015
Contract terminations, withdrawals, and other deductions	(16,823)	(8,358)	(789)	(304)
Contract maintenance charges	(4)	—	—	—

Increase (decrease) in net assets from contract transactions	11,373	(14,643)	38,678	17,013

Net increase (decrease) in net assets	18,027	(9,731)	44,265	17,812
Net assets:
Beginning of the period	97,710	107,441	17,812	—

End of the period	$115,737	$97,710	$62,077	$17,812

See accompanying notes.

45

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Capital Guardian Value Subaccount		AllianceBernstein Growth Subaccount
	2005	2004 (1)	2005	2004
Operations
Net investment income (loss)	$(9,857)	$(1,754)	$(6,521)	$(5,207)
Net realized capital gains (losses) on investments	117,506	226	99,731	7,821
Net change in unrealized appreciation/depreciation of investments	24,945	78,745	(44,048)	44,205

Increase (decrease) in net assets from operations	132,594	77,217	49,162	46,819
Contract transactions
Net contract purchase payments	100	300	9,983	106,425
Transfer payments from (to) other subaccounts or general account	167,874	1,996,494	(218,956)	47,445
Contract terminations, withdrawals, and other deductions	(23,169)	(519)	(45,013)	(6,632)
Contract maintenance charges	(503)	—	(525)	(1,092)

Increase (decrease) in net assets from contract transactions	144,302	1,996,275	(254,511)	146,146

Net increase (decrease) in net assets	276,896	2,073,492	(205,349)	192,965
Net assets:
Beginning of the period	2,073,492	—	449,876	256,911

End of the period	$2,350,388	$2,073,492	$244,527	$449,876

See accompanying notes.

46

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	AllianceBernstein Global Technology Subaccount		AllianceBernstein Large Cap Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(874)	$(866)	$(667)	$(1,031)
Net realized capital gains (losses) on investments	(255)	(1,668)	960	3,851
Net change in unrealized appreciation/depreciation of investments	2,262	6,452	6,283	1,042

Increase (decrease) in net assets from operations	1,133	3,918	6,576	3,862
Contract transactions
Net contract purchase payments	755	3,269	101	(1)
Transfer payments from (to) other subaccounts or general account	37	(17,676)	14,382	1,529
Contract terminations, withdrawals, and other deductions	(2,266)	(1,383)	(9,092)	(4,638)
Contract maintenance charges	(121)	(119)	(155)	(100)

Increase (decrease) in net assets from contract transactions	(1,595)	(15,909)	5,236	(3,210)

Net increase (decrease) in net assets	(462)	(11,991)	11,812	652
Net assets:
Beginning of the period	61,681	73,672	39,864	39,212

End of the period	$61,219	$61,681	$51,676	$39,864

See accompanying notes.

47

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Dreyfus-Core Bond Subaccount		The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$5,128	$8,177	$(135)	$(240)
Net realized capital gains (losses) on investments	(2,816)	(2,416)	19	5,941
Net change in unrealized appreciation/depreciation of investments	(1,022)	(7,332)	330	(5,122)

Increase (decrease) in net assets from operations	1,290	(1,571)	214	579
Contract transactions
Net contract purchase payments	5,965	6,601	1,540	7,851
Transfer payments from (to) other subaccounts or general account	35,198	(317,020)	—	(14,547)
Contract terminations, withdrawals, and other deductions	(37,810)	(48,649)	(101)	(10,023)
Contract maintenance charges	(99)	(98)	(2)	—

Increase (decrease) in net assets from contract transactions	3,254	(359,166)	1,437	(16,719)

Net increase (decrease) in net assets	4,544	(360,737)	1,651	(16,140)
Net assets:
Beginning of the period	202,662	563,399	8,803	24,943

End of the period	$207,206	$202,662	$10,454	$8,803

See accompanying notes.

48

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Dreyfus VIF Appreciation Subaccount		Seligman Global Technology Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(2,998)	$(24,713)	$(533)	$(792)
Net realized capital gains (losses) on investments	11,206	318,108	(3,048)	(4,391)
Net change in unrealized appreciation/depreciation of investments	(3,213)	(280,527)	4,102	6,236

Increase (decrease) in net assets from operations	4,995	12,868	521	1,053
Contract transactions
Net contract purchase payments	62,053	126,323	100	59
Transfer payments from (to) other subaccounts or general account	9,552	(1,909,370)	(2)	(5,753)
Contract terminations, withdrawals, and other deductions	(102,290)	(38,131)	(13,832)	(4,761)
Contract maintenance charges	(57)	—	—	—

Increase (decrease) in net assets from contract transactions	(30,742)	(1,821,178)	(13,734)	(10,455)

Net increase (decrease) in net assets	(25,747)	(1,808,310)	(13,213)	(9,402)
Net assets:
Beginning of the period	203,198	2,011,508	44,925	54,327

End of the period	$177,451	$203,198	$31,712	$44,925

See accompanying notes.

49

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Seligman Communications and Information Subaccount		Seligman Capital Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(1,210)	$(1,208)	$(2,782)	$(4,106)
Net realized capital gains (losses) on investments	889	12,040	43,458	(1,301)
Net change in unrealized appreciation/depreciation of investments	5,767	(4,256)	(16,762)	24,985

Increase (decrease) in net assets from operations	5,446	6,576	23,914	19,578
Contract transactions
Net contract purchase payments	304	2,246	99	—
Transfer payments from (to) other subaccounts or general account	11,610	(11,667)	(266,898)	172,101
Contract terminations, withdrawals, and other deductions	(1,597)	(27)	(23,538)	(25,069)
Contract maintenance charges	(212)	(145)	(8)	—

Increase (decrease) in net assets from contract transactions	10,105	(9,593)	(290,345)	147,032

Net increase (decrease) in net assets	15,551	(3,017)	(266,431)	166,610
Net assets:
Beginning of the period	71,851	74,868	309,939	143,329

End of the period	$87,402	$71,851	$43,508	$309,939

See accompanying notes.

50

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Equity Index Subaccount		Mid-Cap Index Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$17,620	$(9,994)	$(10,997)	$(15,937)
Net realized capital gains (losses) on investments	354,056	143,153	304,558	94,130
Net change in unrealized appreciation/depreciation of investments	(240,242)	199,746	22,225	361,050

Increase (decrease) in net assets from operations	131,434	332,905	315,786	439,243
Contract transactions
Net contract purchase payments	453,697	372,857	22,753	293,622
Transfer payments from (to) other subaccounts or general account	136,179	810,964	126,757	4,279
Contract terminations, withdrawals, and other deductions	(348,147)	(95,336)	(407,841)	(55,897)
Contract maintenance charges	(7,365)	(6,247)	(3,378)	(2,717)

Increase (decrease) in net assets from contract transactions	234,364	1,082,238	(261,709)	239,287

Net increase (decrease) in net assets	365,798	1,415,143	54,077	678,530
Net assets:
Beginning of the period	4,258,596	2,843,453	2,819,481	2,140,951

End of the period	$4,624,394	$4,258,596	$2,873,558	$2,819,481

See accompanying notes.

51

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	REIT Index Subaccount		Short-Term Investment Grade Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$28,029	$9,802	$81,207	$29,740
Net realized capital gains (losses) on investments	296,993	55,599	(3,683)	11,473
Net change in unrealized appreciation/depreciation of investments	(259,920)	226,940	(39,994)	(4,942)

Increase (decrease) in net assets from operations	65,102	292,341	37,530	36,271
Contract transactions
Net contract purchase payments	213,209	117,939	27,230	416,560
Transfer payments from (to) other subaccounts or general account	(575,869)	352,982	477,200	1,679,690
Contract terminations, withdrawals, and other deductions	(173,905)	(20,683)	(278,691)	(151,532)
Contract maintenance charges	(2,669)	(2,320)	(2,139)	(1,568)

Increase (decrease) in net assets from contract transactions	(539,234)	447,918	223,600	1,943,150

Net increase (decrease) in net assets	(474,132)	740,259	261,130	1,979,421
Net assets:
Beginning of the period	1,574,568	834,309	4,601,425	2,622,004

End of the period	$1,100,436	$1,574,568	$4,862,555	$4,601,425

See accompanying notes.

52

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Total Bond Market Index Subaccount		Fidelity-VIP Mid Cap Subaccount
	2005	2004	2005	2004 (1)
Operations
Net investment income (loss)	$39,687	$54,646	$(14,770)	$(7,133)
Net realized capital gains (losses) on investments	(3,649)	(5,805)	29,528	13,119
Net change in unrealized appreciation/depreciation of investments	(21,194)	(8,204)	148,172	167,602

Increase (decrease) in net assets from operations	14,844	40,637	162,930	173,588
Contract transactions
Net contract purchase payments	80,463	171,753	5,683	22,584
Transfer payments from (to) other subaccounts or general account	30,085	(268,772)	34,058	775,114
Contract terminations, withdrawals, and other deductions	(89,471)	(55,632)	(10,461)	(3,073)
Contract maintenance charges	(4,457)	(4,200)	(21)	—

Increase (decrease) in net assets from contract transactions	16,620	(156,851)	29,259	794,625

Net increase (decrease) in net assets	31,464	(116,214)	192,189	968,213
Net assets:
Beginning of the period	1,530,610	1,646,824	968,213	—

End of the period	$1,562,074	$1,530,610	$1,160,402	$968,213

See accompanying notes.

53

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	Fidelity-VIP Value Strategies Subaccount		VA Global Bond Subaccount	VA Small Value Subaccount
	2005	2004 (1)	2005 (1)	2005 (1)
Operations
Net investment income (loss)	$(11,932)	$(5,856)	$26,819	$50
Net realized capital gains (losses) on investments	29,344	1,829	(13)	47,684
Net change in unrealized appreciation/depreciation of investments	(2,388)	95,683	(28,200)	(42,994)

Increase (decrease) in net assets from operations	15,024	91,656	(1,394)	4,740
Contract transactions
Net contract purchase payments	3,046	32,583	654,314	393,283
Transfer payments from (to) other subaccounts or general account	114,193	691,316	46,698	26,303
Contract terminations, withdrawals, and other deductions	(7,536)	(2,124)	(3,579)	(2,036)
Contract maintenance charges	(269)	—	—	—

Increase (decrease) in net assets from contract transactions	109,434	721,775	697,433	417,550

Net increase (decrease) in net assets	124,458	813,431	696,039	422,290
Net assets:
Beginning of the period	813,431	—	—	—

End of the period	$937,889	$813,431	$696,039	$422,290

See accompanying notes.

54

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004, Except as Noted

	VA Large Value Subaccount 2005 (1)	VA Short-Term Fixed Subaccount 2005 (1)	VA International Value Subaccount 2005 (1)	VA International Small Subaccount 2005 (1)
Operations
Net investment income (loss)	$3,295	$14,554	$5,822	$3,950
Net realized capital gains (losses) on investments	15,691	16	14,196	28,930
Net change in unrealized appreciation/depreciation of investments	(13,852)	(12,813)	(2,714)	(11,659)

Increase (decrease) in net assets from operations	5,134	1,757	17,304	21,221
Contract transactions
Net contract purchase payments	393,283	654,314	294,989	294,986
Transfer payments from (to) other subaccounts or general account	26,389	46,441	19,353	19,610
Contract terminations, withdrawals, and other deductions	(2,031)	(3,590)	(1,594)	(1,590)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	417,641	697,165	312,748	313,006

Net increase (decrease) in net assets	422,775	698,922	330,052	334,227
Net assets:
Beginning of the period	—	—	—	—

End of the period	$422,775	$698,922	$330,052	$334,227

See accompanying notes.

55

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company Separate Account V (the Mutual Fund Account) is a segregated investment account of Peoples Benefit Life Insurance Company (PBL), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in the specified subaccounts is available to contract owners of the Advisor’s Edge Select Variable Annuity. Activity in these subaccounts is also available to contract owners of the Advisor’s Edge Variable Annuity also offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor’s Edge Select Variable Annuity only. The remaining subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

Federated Insurance Series:

Federated American Leaders Fund II

Federated Capital Income Fund II

Federated Prime Money Fund II

Federated High Income Bond Fund II

Federated Fund for U.S. Government Securities II

Wanger Advisors Trust:

Wanger U.S. Smaller Companies

Wanger International Small Cap

Gartmore Variable Insurance Trust:

Gartmore GVIT Developing Markets Fund

Wells Fargo Variable Trust

WFVT Multi Cap Value Fund

SteinRoe Variable Investment Trust:

Liberty Small Company Growth Fund, Variable Series-Class A

Credit Suisse Trust:

Credit Suisse-International Focus Portfolio

Credit Suisse-Small Cap Growth Portfolio

AEGON/Transamerica Series Trust - Initial Class:

Asset Allocation-Growth Portfolio-Initial Class

American Century International-Initial Class

Clarion Global Real Estate Securities-Initial Class

Asset Allocation-Conservative Portfolio-Initial Class

Transamerica Small/Mid Cap Value

Great Companies - AmericaSM - Initial Class

Templeton Great Companies Global-Initial Class

Great Companies - TechnologySM - Initial Class

J.P. Morgan Enhanced Index-Initial Class

Janus Growth-Initial Class

Asset Allocation-Moderate Portfolio-Initial Class

Asset Allocation-Moderate Growth Portfolio-Initial Class

PIMCO Total Return-Initial Class

Salomon All Cap-Initial Class

Transamerica Equity-Initial Class

Transamerica Growth Opportunities-Initial Class

Transamerica Value Balanced-Initial Class

Van Kampen Active International Allocation-Initial Class

Van Kampen Mid-Cap Growth-Initial Class

Capital Guardian Global-Initial Class

Capital Guardian Value-Initial Class

56

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

AllianceBernstein Variable Products Series Fund, Inc. - Class B:

AllianceBernstein Growth Portfolio-Class B

AllianceBernstein Global Technology Portfolio-Class B

AllianceBernstein Large Cap Growth Portfolio-Class B

Dreyfus Investment Portfolios - Service Class:

Dreyfus-Core Bond Portfolio-Service Class

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class

Dreyfus Variable Investment Fund - Service Class:

Dreyfus VIF Appreciation

Seligman Portfolios, Inc. - Class 2 Shares:

Seligman Global Technology Portfolio-Class 2 Shares

Seligman Communications and Information Portfolio-Class 2 Shares

Seligman Capital Portfolio-Class 2 Shares

Vanguard Variable Insurance Fund:

Vanguard-Equity Index Portfolio

Vanguard-Mid-Cap Index Portfolio

Vanguard-REIT Index Portfolio

Vanguard-Short-Term Investment Grade Portfolio

Vanguard-Total Bond Market Index Portfolio

Variable Insurance Products Fund-Initial Class

Fidelity-VIP Mid Cap Portfolio-Initial Class

Fidelity-VIP Value Strategies Portfolio-Initial Class

DFA Investment Dimensions Group Inc.

VA Small Value Portfolio

VA Large Value Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

57

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
AllianceBernstein Global Technology	June 18, 2001
AllianceBernstein Growth	June 18, 2001
AllianceBernstein Large Cap Growth	June 18, 2001
Dreyfus - Core Bond	June 18, 2001
Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	June 18, 2001
Dreyfus VIF - Appreciation	June 18, 2001
Salomon All Cap	June 18, 2001
Seligman Capital	June 18, 2001
Seligman Communications and Information	June 18, 2001
Seligman Global Technology	June 18, 2001
Transamerica Equity	June 18, 2001
Transamerica Growth Opportunities	June 18, 2001
VanKampen Mid-Cap Growth	June 18, 2001
American Century International	May 01, 2002
Asset Allocation - Conservative	May 01, 2002
Asset Allocation - Growth	May 01, 2002
Asset Allocation - Moderate	May 01, 2002
Asset Allocation - Moderate Growth	May 01, 2002
Equity Index	May 01, 2002
Mid-Cap Index	May 01, 2002
PIMCO Total Return	May 01, 2002
REIT Index	May 01, 2002
Short Term Investment Grade	May 01, 2002
Total Bond Market Index	May 01, 2002
Transamerica Value Balanced	May 01, 2002
Great Companies - AmericaSM	July 01, 2002
Great Companies - TechnologySM	July 01, 2002
Capital Guardian Global	May 01, 2004
Capital Guardian Value	May 01, 2004
Fidelity-VIP Mid Cap	May 01, 2004
Fidelity-VIP Value Strategies	May 01, 2004
VA Global Bond	May 01, 2005
VA International Small	May 01, 2005
VA International Value	May 01, 2005
VA Large Value	May 01, 2005
VA Short-Term Fixed	May 01, 2005
VA Small Value	May 01, 2005

58

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2005:

Portfolio	Formerly
AllianceBernstein Global Technology Portfolio-Class B	AllianceBernstein Technology Portfolio-Class B
AllianceBernstein Large Cap Growth Portfolio-Class B	AllianceBernstein Premier Growth Portfolio-Class B
Clarion Global Real Estate Securities-Initial Class	Clarion Real Estate Securities-Initial Class
Van Kampen Mid-Cap Growth-Initial Class	Van Kampen Emerging Growth-Initial Class
WFVT Multi Cap Value Fund	Strong Multi Cap Value Fund II

Transamerica Small/Mid Cap Value is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2005.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

59

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

2.	Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

	Purchases	Sales
Federated Insurance Series:
Federated American Leaders Fund II	$386,593	$1,336,203
Federated Capital Income Fund II	35,027	16,383
Federated Prime Money Fund II	1,034,002	1,807,517
Federated High Income Bond Fund II	436,068	370,588
Federated Fund for U.S. Government Securities II	443,351	1,229,313
Wanger Advisors Trust:
Wanger U.S. Smaller Companies	414,563	1,204,254
Wanger International Small Cap	537,886	798,108
Gartmore Variable Insurance Trust:
Gartmore GVIT Developing Markets Fund	173,674	64,062
Wells Fargo Variable Trust
WFVT Multi Cap Value Fund	366,694	715,874
SteinRoe Variable Investment Trust:
Liberty Small Company Growth Fund, Variable Series-Class A	2,136	42,496
Credit Suisse Trust:
Credit Suisse-International Focus Portfolio	141,930	161,341
Credit Suisse-Small Cap Growth Portfolio	135,408	198,870
AEGON/Transamerica Series Trust - Initial Class:
Asset Allocation-Growth Portfolio-Initial Class	198,440	429,403
American Century International-Initial Class	64,038	32,759
Clarion Global Real Estate Securities-Initial Class	126,407	253,462
Asset Allocation-Conservative Portfolio-Initial Class	309,495	93,029
Transamerica Small/Mid Cap Value	139,153	537,920
Great Companies-AmericaSM-Initial Class	32,041	113,183
Templeton Great Companies Global-Initial Class	32,397	119,187
Great Companies-TechnologySM-Initial Class	177	360
J.P. Morgan Enhanced Index-Initial Class	336,434	607,244
Janus Growth-Initial Class	221,567	848,059
Asset Allocation-Moderate Portfolio-Initial Class	1,494,075	47,653
Asset Allocation-Moderate Growth Portfolio-Initial Class	359,281	600,636
PIMCO Total Return-Initial Class	466,746	553,257
Salomon All Cap-Initial Class	857	8,472
Transamerica Equity-Initial Class	752,206	632,064

60

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

2.	Investments (continued)

	Purchases	Sales
Transamerica Growth Opportunities-Initial Class	$72,813	$218,315
Transamerica Value Balanced-Initial Class	779,994	567,044
Van Kampen Active International Allocation-Initial Class	391,166	610,797
Van Kampen Mid-Cap Growth-Initial Class	27,642	17,809
Capital Guardian Global-Initial Class	41,245	1,346
Capital Guardian Value-Initial Class	407,516	164,727
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth Portfolio-Class B	219,008	480,048
AllianceBernstein Global Technology Portfolio-Class B	589	3,056
AllianceBernstein Large Cap Growth Portfolio-Class B	15,473	10,911
Dreyfus Investment Portfolios - Service Class:
Dreyfus-Core Bond Portfolio-Service Class	73,274	64,885
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	1,541	239
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF Appreciation	191,978	225,722
Seligman Portfolios, Inc. - Class 2 Shares:
Seligman Global Technology Portfolio-Class 2 Shares	100	14,365
Seligman Communications and Information Portfolio-Class 2 Shares	11,883	2,985
Seligman Capital Portfolio-Class 2 Shares	3,832	296,965
Vanguard Variable Insurance Fund:
Equity Index Portfolio	1,314,134	869,691
Mid-Cap Index Portfolio	537,683	810,446
REIT Index Portfolio	559,958	971,393
Short-Term Investment Grade Portfolio	908,960	604,160
Total Bond Market Index Portfolio	448,792	381,209
Variable Insurance Products Fund-Initial Class
Fidelity-VIP Mid Cap Portfolio-Initial Class	85,881	54,880
Fidelity-VIP Value Strategies Portfolio-Initial Class	167,109	42,080
DFA Investment Dimensions Group Inc
VA Small Value Portfolio	467,047	1,805
VA Large Value Portfolio	438,341	1,770
VA International Small Portfolio	347,480	1,693
VA International Value Portfolio	334,329	1,689
VA Short-Term Fixed Portfolio	714,878	3,149
VA Global Bond Portfolio	727,383	3,133

61

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount
Units outstanding at January 1, 2004	3,546,686	163,665	3,716,605	2,731,195	5,204,871
Units purchased	223,492	8,303	410,292	65,941	171,436
Units redeemed and transferred	(664,057)	(85,952)	(162,720)	(231,582)	(2,853,307)

Units outstanding at December 31, 2004	3,106,121	86,016	3,964,177	2,565,554	2,523,000
Units purchased	43,101	116	262,959	57,407	—
Units redeemed and transferred	(929,428)	16,575	(1,043,579)	(173,500)	(733,462)

Units outstanding at December 31, 2005	2,219,794	102,707	3,183,557	2,449,461	1,789,538

62

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount	WFVT Multi Cap Value Subaccount	Liberty Small Company Growth Subaccount
Units outstanding at January 1, 2004	2,184,519	1,063,351	157,693	1,716,777	407,886
Units purchased	206,096	24,048	9,053	19,797	534
Units redeemed and transferred	(131,147)	22,782	(25,455)	(403,624)	(113,176)

Units outstanding at December 31, 2004	2,259,468	1,110,181	141,291	1,332,950	295,244
Units purchased	39,611	19,247	6,723	21,143	140
Units redeemed and transferred	(539,826)	(145,905)	36,358	(260,538)	(31,623)

Units outstanding at December 31, 2005	1,759,253	983,523	184,372	1,093,555	263,761

63

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Credit Suisse- International Focus Subaccount	Credit Suisse-Small Cap Growth Subaccount	Asset Allocation- Growth Subaccount	American Century International Subaccount	Clarion Global Real Estate Securities Subaccount
Units outstanding at January 1, 2004	323,601	1,676,953	—	1,349,510	744,644
Units purchased	7,105	20,604	355,487	41,275	3,350
Units redeemed and transferred	(3,464)	(139,979)	52,129	(1,155,893)	(150,065)

Units outstanding at December 31, 2004	327,242	1,557,578	407,616	234,892	597,929
Units purchased	10,276	17,404	58,163	15,713	4,339
Units redeemed and transferred	(22,434)	(44,343)	(271,090)	(8,187)	(109,755)

Units outstanding at December 31, 2005	315,084	1,530,639	194,689	242,418	492,513

64

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation- Conservative Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies- AmericaSM Subaccount	Templeton Great Companies Global Subaccount	Great Companies- TechnologySM Subaccount
Units outstanding at January 1, 2004	166,605	1,423,345	63,378	1,367,678	12,978
Units purchased	617,298	14,115	111,705	27,679	—
Units redeemed and transferred	89,920	(515,242)	440,571	(468,810)	—

Units outstanding at December 31, 2004	873,823	922,218	615,654	926,547	12,978
Units purchased	66,581	8,754	10,601	17,710	79
Units redeemed and transferred	36,361	(194,491)	(76,408)	(84,318)	(79)

Units outstanding at December 31, 2005	976,765	736,481	549,847	859,939	12,978

65

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	J.P. Morgan Enhanced Index Subaccount	Janus Growth Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount	PIMCO Total Return Subaccount
Units outstanding at January 1, 2004	2,995,328	4,966,987	169,021	201,936	1,360,190
Units purchased	42,443	35,784	39,481	731,751	260,140
Units redeemed and transferred	(967,119)	(341,252)	136,982	144,236	954,072

Units outstanding at December 31, 2004	2,070,652	4,661,519	345,484	1,077,923	2,574,402
Units purchased	28,798	52,593	68,545	139,441	96,706
Units redeemed and transferred	(267,539)	(852,287)	1,125,526	(378,636)	(236,791)

Units outstanding at December 31, 2005	1,831,911	3,861,825	1,539,555	838,728	2,434,317

66

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Salomon All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount
Units outstanding at January 1, 2004	115,542	1,877,157	962,721	175,489	2,062,417
Units purchased	1,619	247,438	162,087	78,544	142,930
Units redeemed and transferred	(15,928)	507,903	(753,667)	579,017	732,334

Units outstanding at December 31, 2004	101,233	2,632,498	371,141	833,050	2,937,681
Units purchased	304	82,961	25,003	17,417	57,429
Units redeemed and transferred	(7,030)	(3,912)	(145,481)	75,156	(319,855)

Units outstanding at December 31, 2005	94,507	2,711,547	250,663	925,623	2,675,255

67

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Van Kampen Mid-Cap Growth Subaccount	Capital Guardian Global Subaccount(1)	Capital Guardian Value Subaccount(1)	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount
Units outstanding at January 1, 2004	148,511	—	—	299,465	99,330
Units purchased	10,491	6,041	303	118,537	4,839
Units redeemed and transferred	(30,995)	10,305	1,827,164	46,507	(23,857)

Units outstanding at December 31, 2004	128,007	16,346	1,827,467	464,509	80,312
Units purchased	26,615	13,386	66,124	12,047	1,044
Units redeemed and transferred	(11,661)	22,763	57,629	(247,126)	(3,272)

Units outstanding at December 31, 2005	142,961	52,495	1,951,220	229,430	78,084

68

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AllianceBernstein Large Cap Growth Subaccount	Dreyfus-Core Bond Subaccount	The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount	Dreyfus VIF Appreciation Subaccount	Seligman Global Technology Subaccount
Units outstanding at January 1, 2004	50,757	503,830	31,873	2,160,006	66,824
Units purchased	—	11,119	9,893	139,893	76
Units redeemed and transferred	(2,437)	(338,692)	(30,994)	(2,087,801)	(12,843)

Units outstanding at December 31, 2004	48,320	176,257	10,772	212,098	54,057
Units purchased	131	18,247	1,915	84,880	134
Units redeemed and transferred	7,004	(15,457)	(131)	(116,834)	(18,298)

Units outstanding at December 31, 2005	55,455	179,047	12,556	180,144	35,893

69

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Equity Index Subaccount	Mid-Cap Index Subaccount	REIT Index Subaccount
Units outstanding at January 1, 2004	85,115	170,506	2,767,220	2,044,723	668,544
Units purchased	2,536	—	631,087	274,844	280,488
Units redeemed and transferred	(12,818)	174,744	397,855	(48,128)	32,099

Units outstanding at December 31, 2004	74,833	345,250	3,796,162	2,271,439	981,131
Units purchased	333	116	499,429	43,514	143,652
Units redeemed and transferred	10,821	(301,397)	(303,177)	(253,895)	(502,564)

Units outstanding at December 31, 2005	85,987	43,969	3,992,414	2,061,058	622,219

70

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Short-Term Investment Grade Subaccount	Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount(1)	Fidelity-VIP Value Strategies Subaccount(1)	VA Global Bond Subaccount(1)
Units outstanding at January 1, 2004	2,470,733	1,521,413	—	—	—
Units purchased	392,791	160,093	21,757	31,841	—
Units redeemed and transferred	1,446,645	(304,293)	774,375	694,657	—

Units outstanding at December 31, 2004	4,310,169	1,377,213	796,132	726,498	—
Units purchased	185,095	94,752	29,095	37,073	698,661
Units redeemed and transferred	23,967	(79,258)	(6,980)	64,160	(2,965)

Units outstanding at December 31, 2005	4,519,231	1,392,707	818,247	827,731	695,696

71

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	VA Small Value Subaccount(1)	VA Large Value Subaccount(1)	VA Short-Term Fixed Subaccount(1)	VA International Value Subaccount(1)	VA International Small Subaccount(1)
Units outstanding at January 1, 2004	—	—	—	—	—
Units purchased	—	—	—	—	—
Units redeemed and transferred	—	—	—	—	—
Units outstanding at December 31, 2004	—	—	—	—	—

Units purchased	369,499	386,254	697,812	285,120	284,625
Units redeemed and transferred	(1,885)	(1,932)	(3,181)	(1,738)	(1,743)

Units outstanding at December 31, 2005	367,614	384,322	694,631	283,382	282,882

72

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated American Leaders
	12/31/2005	2,219,794	$1.05	to	$1.05	$2,548,990	1.67%	1.45% to 1.60%	3.53%	to	3.37%
	12/31/2004	3,106,121	1.02	to	1.01	3,416,633	1.39	1.45 to 1.60	8.21	to	8.05
	12/31/2003	3,546,686	0.94	to	0.94	3,629,279	1.35	1.45 to 1.60	25.87	to	25.68
	12/31/2002	4,729,730	0.75	to	0.75	3,754,438	0.98	1.45 to 1.60	(21.36)	to	(21.47)
	12/31/2001	3,363,907	0.95	to	0.95	3,444,662	1.14	1.45 to 1.60	(4.97)	to	(5.04)
Federated Capital Income
	12/31/2005	102,707	0.92	to	0.91	86,966	4.19	1.45 to 1.60	4.77	to	4.61
	12/31/2004	86,016	0.88	to	0.87	67,248	5.25	1.45 to 1.60	8.35	to	8.19
	12/31/2003	163,665	0.81	to	0.81	119,845	6.64	1.45 to 1.60	18.95	to	18.77
	12/31/2002	181,686	0.68	to	0.68	112,692	5.96	1.45 to 1.60	(25.04)	to	(25.15)
	12/31/2001	366,685	0.91	to	0.91	300,231	3.08	1.45 to 1.60	(9.26)	to	(9.33)
Federated Prime Money
	12/31/2005	3,183,557	1.00	to	1.00	3,325,311	2.64	1.45 to 1.60	1.24	to	1.09
	12/31/2004	3,964,177	0.99	to	0.99	4,098,781	0.84	1.45 to 1.60	(0.63)	to	(0.78)
	12/31/2003	3,716,605	1.00	to	1.00	3,901,918	0.69	1.45 to 1.60	(0.76)	to	(0.90)
	12/31/2002	7,112,084	1.01	to	1.00	7,422,565	1.45	1.45 to 1.60	(0.08)	to	(0.22)
	12/31/2001	7,847,810	1.01	to	1.01	8,363,901	3.23	1.45 to 1.60	0.73	to	0.65
Federated High Income Bond
	12/31/2005	2,449,461	1.31	to	1.30	3,156,689	8.19	1.45 to 1.60	1.19	to	1.04
	12/31/2004	2,565,554	1.29	to	1.29	3,267,978	6.96	1.45 to 1.60	8.88	to	8.72
	12/31/2003	2,731,195	1.19	to	1.18	3,185,955	3.76	1.45 to 1.60	20.47	to	20.29
	12/31/2002	1,783,663	0.99	to	0.98	1,706,220	8.19	1.45 to 1.60	(0.06)	to	(0.21)
	12/31/2001	788,581	0.99	to	0.99	752,720	10.18	1.45 to 1.60	(1.28)	to	(1.36)
Federated Fund for U.S. Government Securities II
	12/31/2005	1,789,538	1.15	to	1.14	2,217,190	4.59	1.45 to 1.60	0.57	to	0.43
	12/31/2004	2,523,000	1.14	to	1.13	3,069,148	5.68	1.45 to 1.60	2.13	to	1.97
	12/31/2003	5,204,871	1.12	to	1.11	6,184,620	3.48	1.45 to 1.60	0.90	to	0.75
	12/31/2002	5,375,282	1.11	to	1.10	6,180,604	3.50	1.45 to 1.60	7.49	to	7.33
	12/31/2001	5,147,250	1.03	to	1.03	5,610,315	3.53	1.45 to 1.60	2.83	to	2.75
Wanger U.S. Smaller Companies
	12/31/2005	1,759,253	1.49	to	1.48	2,937,325	0.00	1.45 to 1.60	9.67	to	9.51
	12/31/2004	2,259,468	1.36	to	1.36	3,410,459	0.00	1.45 to 1.60	16.64	to	16.46
	12/31/2003	2,184,519	1.17	to	1.16	2,856,735	0.00	1.45 to 1.60	41.18	to	40.97
	12/31/2002	3,605,248	0.83	to	0.83	3,170,716	0.00	1.45 to 1.60	(18.00)	to	(18.12)
	12/31/2001	1,289,815	1.01	to	1.01	1,410,416	0.04	1.45 to 1.60	0.91	to	0.83

73

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Wanger International Small Cap
	12/31/2005		983,523	$1.63	to	$1.62	$2,201,645	1.09%	1.45% to 1.60%	19.79%	to	19.62%
	12/31/2004		1,110,181	1.36	to	1.35	2,074,640	0.67	1.45 to 1.60	28.40	to	28.21
	12/31/2003		1,063,351	1.06	to	1.05	1,579,979	0.29	1.45 to 1.60	46.74	to	46.52
	12/31/2002		1,454,803	0.72	to	0.72	1,357,473	0.00	1.45 to 1.60	(15.06)	to	(15.19)
	12/31/2001		1,443,847	0.85	to	0.85	1,620,655	0.00	1.45 to 1.60	(15.11)	to	(15.17)
Gartmore GVIT Developing Markets
	12/31/2005		184,372	2.07	to	2.06	411,881	0.52	1.45 to 1.60	29.64	to	29.45
	12/31/2004		141,291	1.60	to	1.59	254,162	0.58	1.45 to 1.60	18.07	to	17.89
	12/31/2003		157,693	1.35	to	1.35	236,354	0.08	1.45 to 1.60	57.42	to	57.19
	12/31/2002		130,049	0.86	to	0.86	121,851	0.08	1.45 to 1.60	(10.98)	to	(11.11)
	12/31/2001		145,826	0.97	to	0.97	160,528	0.00	1.45 to 1.60	(3.32)	to	(3.39)
WFVT Multi Cap Value
	12/31/2005		1,093,555	1.32	to	1.32	1,747,953	0.40	1.45 to 1.60	14.84	to	14.67
	12/31/2004		1,332,950	1.15	to	1.15	1,833,199	0.00	1.45 to 1.60	15.09	to	14.92
	12/31/2003		1,716,777	1.00	to	1.00	2,054,838	0.09	1.45 to 1.60	36.42	to	36.22
	12/31/2002		4,005,768	0.73	to	0.73	3,207,461	0.48	1.45 to 1.60	(24.26)	to	(24.37)
	12/31/2001		3,215,421	0.97	to	0.97	3,429,911	0.01	1.45 to 1.60	(3.02)	to	(3.10)
Liberty Small Company Growth
	12/31/2005		263,761	1.13	to	1.13	310,515	0.00	1.45 to 1.60	1.25	to	1.10
	12/31/2004		295,244	1.12	to	1.11	345,408	0.00	1.45 to 1.60	9.88	to	9.72
	12/31/2003		407,886	1.02	to	1.01	437,280	0.00	1.45 to 1.60	42.06	to	41.86
	12/31/2002		155,287	0.72	to	0.72	140,844	0.00	1.45 to 1.60	(25.37)	to	(25.48)
	12/31/2001		132,109	0.96	to	0.96	169,938	0.00	1.45 to 1.60	(3.94)	to	(4.02)
Credit Suisse-International Focus
	12/31/2005		315,084	1.26	to	1.25	390,553	0.94	1.45 to 1.60	15.77	to	15.59
	12/31/2004		327,242	1.09	to	1.08	350,268	1.01	1.45 to 1.60	13.10	to	12.93
	12/31/2003		323,601	0.96	to	0.96	306,280	0.71	1.45 to 1.60	31.19	to	31.00
	12/31/2002		1,946,473	0.73	to	0.73	1,426,334	0.00	1.45 to 1.60	(21.21)	to	(21.33)
	12/31/2001		1,484,511	0.93	to	0.93	1,378,540	0.00	1.45 to 1.60	(6.72)	to	(6.79)
Credit Suisse-Small Cap Growth
	12/31/2005		1,530,639	1.04	to	1.03	1,918,716	0.00	1.45 to 1.60	(4.07)	to	(4.21)
	12/31/2004		1,557,578	1.08	to	1.07	2,039,507	0.00	1.45 to 1.60	9.28	to	9.12
	12/31/2003		1,676,953	0.99	to	0.98	2,014,246	0.00	1.45 to 1.60	46.43	to	46.21
	12/31/2002		1,537,787	0.67	to	0.67	1,296,384	0.00	1.45 to 1.60	(34.64)	to	(34.74)
	12/31/2001		1,762,769	1.03	to	1.03	2,276,780	0.00	1.45 to 1.60	3.21	to	3.12
Asset Allocation-Growth
	12/31/2005		194,689	1.29	to	1.29	251,605	0.52	1.45 to 1.60	10.64	to	10.48
	12/31/2004		407,616	1.17	to	1.16	476,198	0.04	1.45 to 1.60	12.55	to	12.38
	12/31/2003		—	1.04	to	1.04	—	0.00	1.45 to 1.60	28.93	to	28.74
	12/31/2002	(1)	300	0.81	to	0.80	241	0.00	1.45 to 1.60	(19.49)	to	(19.57)

74

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
American Century International
	12/31/2005		242,418	$1.22	to	$1.22	$295,981	0.77%	1.45% to 1.60%	11.26%	to	11.09%
	12/31/2004		234,892	1.10	to	1.10	257,948	0.00	1.45 to 1.60	12.70	to	12.54
	12/31/2003		1,349,510	0.98	to	0.97	1,317,742	0.00	1.45 to 1.60	23.50	to	23.32
	12/31/2002	(1)	1,563,144	0.79	to	0.79	1,236,317	0.78	1.45 to 1.60	(20.91)	to	(20.99)
Clarion Global Real Estate Securities
	12/31/2005		492,513	2.06	to	2.05	1,124,339	1.56	1.45 to 1.60	11.86	to	11.69
	12/31/2004		597,929	1.84	to	1.84	1,223,252	2.24	1.45 to 1.60	30.96	to	30.76
	12/31/2003		744,643	1.41	to	1.40	1,180,339	2.00	1.45 to 1.60	33.80	to	33.60
	12/31/2002		1,603,043	1.05	to	1.05	1,781,044	2.30	1.45 to 1.60	2.12	to	1.97
	12/31/2001		540,975	1.03	to	1.03	624,625	2.22	1.45 to 1.60	3.10	to	3.02
Asset Allocation-Conservative
	12/31/2005		976,765	1.22	to	1.21	1,189,685	2.76	1.45 to 1.60	3.68	to	3.53
	12/31/2004		873,823	1.17	to	1.17	1,026,581	0.24	1.45 to 1.60	8.14	to	7.98
	12/31/2003		166,604	1.09	to	1.08	181,004	0.11	1.45 to 1.60	21.16	to	20.98
	12/31/2002	(1)	81,850	0.90	to	0.90	73,394	0.00	1.45 to 1.60	(10.33)	to	(10.42)
Transamerica Small/Mid Cap Value
	12/31/2005		736,481	1.48	to	1.47	1,982,416	0.41	1.45 to 1.60	11.94	to	11.78
	12/31/2004		922,218	1.32	to	1.31	2,222,188	0.00	1.45 to 1.60	14.68	to	14.51
	12/31/2003		1,423,344	1.15	to	1.15	2,924,588	0.00	1.45 to 1.60	88.11	to	87.83
	12/31/2002		1,810,525	0.61	to	0.61	1,844,222	16.31	1.45 to 1.60	(40.33)	to	(40.42)
	12/31/2001		4,210,926	1.02	to	1.02	5,645,815	0.00	1.45 to 1.60	2.42	to	2.34
Great Companies-AmericaSM
	12/31/2005		549,847	1.21	to	1.20	663,895	0.87	1.45 to 1.60	2.40	to	2.25
	12/31/2004		615,654	1.18	to	1.18	726,097	0.83	1.45 to 1.60	0.26	to	0.11
	12/31/2003		63,378	1.18	to	1.17	74,581	0.46	1.45 to 1.60	22.89	to	22.71
	12/31/2002	(1)	63,951	0.96	to	0.96	61,238	0.33	1.45 to 1.60	(4.24)	to	(4.31)
Templeton Great Companies Global
	12/31/2005		859,939	1.34	to	1.33	1,147,381	0.26	1.45 to 1.60	5.94	to	5.78
	12/31/2004		926,547	1.26	to	1.26	1,167,564	0.02	1.45 to 1.60	7.89	to	7.73
	12/31/2003		1,367,677	0.85	to	0.85	1,160,932	0.00	1.50	21.43
	12/31/2002		2,532,106	0.70	to	0.70	1,770,003	2.66	1.50	(27.12)
	12/31/2001		2,950,184	0.96	to	0.96	2,829,669	0.92	1.50	(23.99)
Great Companies-TechnologySM
	12/31/2005		12,978	1.47	to	1.46	19,025	0.42	1.45 to 1.60	0.61	to	0.46
	12/31/2004		12,978	1.46	to	1.45	18,910	0.00	1.45 to 1.60	6.51	to	6.35
	12/31/2003		12,978	1.37	to	1.36	17,755	0.00	1.45 to 1.60	48.80	to	48.58
	12/31/2002	(1)	300	0.92	to	0.92	276	0.00	1.45 to 1.60	(8.06)	to	(8.13)

75

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
J.P. Morgan Enhanced Index
	12/31/2005		1,831,911	$0.99	to	$0.98	$1,945,336	1.26%	1.45% to 1.60%	1.98%	to	1.83%
	12/31/2004		2,070,652	0.97	to	0.97	2,172,984	0.79	1.45 to 1.60	9.43	to	9.27
	12/31/2003		2,995,328	0.89	to	0.88	2,848,995	0.54	1.45 to 1.60	27.10	to	26.91
	12/31/2002		2,776,542	0.70	to	0.70	2,078,515	0.32	1.45 to 1.60	(25.67)	to	(25.78)
	12/31/2001		4,587,274	0.94	to	0.94	4,615,712	0.61	1.45 to 1.60	(6.02)	to	(6.10)
Janus Growth
	12/31/2005		3,861,825	0.97	to	0.96	2,931,744	0.00	1.45 to 1.60	8.38	to	8.22
	12/31/2004		4,661,519	0.90	to	0.89	3,304,731	0.00	1.45 to 1.60	13.87	to	13.71
	12/31/2003		4,966,986	0.79	to	0.78	3,074,453	0.00	1.45 to 1.60	30.11	to	29.91
	12/31/2002		5,095,355	0.60	to	0.60	2,397,684	0.00	1.45 to 1.60	(30.93)	to	(31.03)
	12/31/2001		6,874,959	0.87	to	0.87	4,663,312	0.00	1.45 to 1.60	(12.54)	to	(12.61)
Asset Allocation-Moderate
	12/31/2005		1,539,555	1.24	to	1.24	1,912,847	2.19	1.45 to 1.60	5.91	to	5.76
	12/31/2004		345,484	1.17	to	1.17	405,133	0.25	1.45 to 1.60	9.80	to	9.64
	12/31/2003		169,021	1.07	to	1.07	180,502	0.12	1.45 to 1.60	23.08	to	22.90
	12/31/2002	(1)	300	0.87	to	0.87	260	0.00	1.45 to 1.60	(13.18)	to	(13.27)
Asset Allocation-Moderate Growth
	12/31/2005		838,728	1.28	to	1.27	1,070,224	1.09	1.45 to 1.60	8.34	to	8.18
	12/31/2004		1,077,923	1.18	to	1.17	1,269,617	0.17	1.45 to 1.60	11.92	to	11.75
	12/31/2003		201,936	1.05	to	1.05	212,524	0.15	1.45 to 1.60	25.35	to	25.17
	12/31/2002	(1)	147,187	0.84	to	0.84	123,582	0.00	1.45 to 1.60	(16.04)	to	(16.12)
PIMCO Total Return
	12/31/2005		2,434,317	1.13	to	1.12	2,750,689	1.72	1.45 to 1.60	0.87	to	0.72
	12/31/2004		2,574,402	1.12	to	1.12	2,883,938	1.82	1.45 to 1.60	3.00	to	2.85
	12/31/2003		1,360,190	1.09	to	1.08	1,479,330	1.16	1.45 to 1.60	3.40	to	3.25
	12/31/2002	(1)	1,045,618	1.05	to	1.05	1,099,804	0.00	1.45 to 1.60	5.18	to	5.08
Salomon All Cap
	12/31/2005		94,507	1.06	to	1.05	99,938	0.61	1.45 to 1.60	2.59	to	2.44
	12/31/2004		101,233	1.03	to	1.03	104,378	0.23	1.45 to 1.60	7.58	to	7.42
	12/31/2003		115,542	0.96	to	0.96	110,742	0.34	1.45 to 1.60	33.22	to	33.03
	12/31/2002		321,388	0.72	to	0.72	231,375	0.21	1.45 to 1.60	(25.79)	to	(25.90)
	12/31/2001	(1)	2,539,078	0.97	to	0.97	2,463,935	1.97	1.45 to 1.60	(2.96)	to	(3.04)
Transamerica Equity
	12/31/2005		2,711,547	1.24	to	1.23	3,361,814	0.38	1.45 to 1.60	14.88	to	14.71
	12/31/2004		2,632,498	1.08	to	1.07	2,841,839	0.00	1.45 to 1.60	14.15	to	13.98
	12/31/2003		1,877,157	0.95	to	0.94	1,775,880	0.00	1.45 to 1.60	29.35	to	29.16
	12/31/2002		495,624	0.73	to	0.73	362,384	0.00	1.45 to 1.60	(23.35)	to	(23.47)
	12/31/2001	(1)	205,745	0.95	to	0.95	196,348	0.00	1.45 to 1.60	(4.54)	to	(4.62)

76

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Growth Opportunities
	12/31/2005		250,663	$1.64	to	$1.63	$409,813	0.00%	1.45% to 1.60%	14.57%	to	14.40%
	12/31/2004		371,141	1.43	to	1.42	529,869	0.00	1.45 to 1.60	14.96	to	14.79
	12/31/2003		962,721	1.24	to	1.24	1,196,548	0.00	1.45 to 1.60	29.34	to	29.15
	12/31/2002		2,152,918	0.96	to	0.96	2,069,001	0.00	1.45 to 1.60	(15.54)	to	(15.66)
	12/31/2001	(1)	390,004	1.14	to	1.14	443,757	0.00	1.45 to 1.60	13.78	to	13.69
Transamerica Value Balanced
	12/31/2005		925,623	1.20	to	1.19	1,105,214	3.05	1.45 to 1.60	5.07	to	4.92
	12/31/2004		833,050	1.14	to	1.13	946,540	1.67	1.45 to 1.60	8.39	to	8.23
	12/31/2003		175,489	1.05	to	1.05	184,124	2.64	1.45 to 1.60	18.44	to	18.27
	12/31/2002	(1)	417,432	0.89	to	0.89	369,902	4.29	1.45 to 1.60	(11.38)	to	(11.47)
Van Kampen Active International Allocation
	12/31/2005		2,675,255	1.26	to	1.25	3,314,536	3.43	1.45 to 1.60	12.17	to	12.00
	12/31/2004		2,937,681	1.13	to	1.12	3,239,215	2.79	1.45 to 1.60	14.38	to	14.21
	12/31/2003		2,062,417	0.98	to	0.98	1,958,634	1.87	1.45 to 1.60	30.91	to	30.72
	12/31/2002		1,681,886	0.75	to	0.75	1,216,847	0.20	1.45 to 1.60	(18.16)	to	(18.28)
	12/31/2001	(1)	1,453,993	0.92	to	0.92	1,279,687	0.00	1.45 to 1.60	(8.19)	to	(8.26)
Van Kampen Mid-Cap Growth
	12/31/2005		142,961	0.81	to	0.81	115,737	0.09	1.45 to 1.60	6.02	to	5.86
	12/31/2004		128,007	0.77	to	0.76	97,710	0.00	1.45 to 1.60	5.61	to	5.45
	12/31/2003		148,511	0.72	to	0.72	107,441	0.00	1.45 to 1.60	26.32	to	26.14
	12/31/2002		315,911	0.57	to	0.57	181,141	0.09	1.45 to 1.60	(34.02)	to	(34.12)
	12/31/2001	(1)	159,977	0.87	to	0.87	139,062	0.00	1.45 to 1.60	(13.05)	to	(13.12)
Capital Guardian Global
	12/31/2005		52,495	1.18	to	1.18	62,077	0.59	1.45 to 1.60	8.61	to	8.45
	12/31/2004	(1)	16,346	1.09	to	1.09	17,812	0.15	1.45 to 1.60	8.98	to	8.88
Capital Guardian Value
	12/31/2005		1,951,220	1.20	to	1.20	2,350,388	0.98	1.45 to 1.60	6.17	to	6.02
	12/31/2004	(1)	1,827,467	1.13	to	1.13	2,073,492	0.18	1.45 to 1.60	13.46	to	13.35
AllianceBernstein Growth
	12/31/2005		229,430	1.07	to	1.06	244,527	0.00	1.45 to 1.60	10.04	to	9.88
	12/31/2004		464,509	0.97	to	0.96	449,876	0.00	1.45 to 1.60	12.89	to	12.72
	12/31/2003		299,465	0.86	to	0.85	256,911	0.00	1.45 to 1.60	32.78	to	32.58
	12/31/2002		205,447	0.65	to	0.64	132,746	0.00	1.45 to 1.60	(29.29)	to	(29.40)
	12/31/2001	(1)	31,724	0.91	to	0.91	28,989	0.00	1.45 to 1.60	(8.62)	to	(8.69)

77

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Global Technology
	12/31/2005		78,084	$0.79	to	$0.78	$61,219	0.00%	1.45% to 1.60%	2.17%	to	2.02%
	12/31/2004		80,312	0.77	to	0.77	61,681	0.00	1.45 to 1.60	3.58	to	3.43
	12/31/2003		99,330	0.74	to	0.74	73,672	0.00	1.45 to 1.60	41.74	to	41.53
	12/31/2002		51,829	0.52	to	0.52	27,150	0.00	1.45 to 1.60	(42.64)	to	(42.73)
	12/31/2001	(1)	16,447	0.91	to	0.91	15,029	0.00	1.45 to 1.60	(8.56)	to	(8.63)
AllianceBernstein Large Cap Growth
	12/31/2005		55,455	0.93	to	0.93	51,676	0.00	1.45 to 1.60	13.21	to	13.04
	12/31/2004		48,320	0.83	to	0.82	39,864	0.00	1.45 to 1.60	6.79	to	6.63
	12/31/2003		50,757	0.77	to	0.77	39,212	0.00	1.45 to 1.60	21.60	to	21.43
	12/31/2002		17,501	0.64	to	0.63	11,124	0.00	1.45 to 1.60	(31.83)	to	(31.93)
	12/31/2001	(1)	17,501	0.93	to	0.93	16,320	0.00	1.45 to 1.60	(6.74)	to	(6.82)
Dreyfus-Core Bond
	12/31/2005		179,047	1.16	to	1.15	207,206	3.76	1.45 to 1.60	0.66	to	0.51
	12/31/2004		176,257	1.15	to	1.14	202,662	3.82	1.45 to 1.60	2.87	to	2.72
	12/31/2003		503,830	1.12	to	1.11	563,399	3.80	1.45 to 1.60	5.58	to	5.43
	12/31/2002		1,968,384	1.06	to	1.06	2,085,069	5.10	1.45 to 1.60	5.26	to	5.10
	12/31/2001	(1)	1,978,952	1.01	to	1.01	1,991,593	3.68	1.45 to 1.60	0.64	to	0.56
The Dreyfus Socially Responsible Growth Fund, Inc.
	12/31/2005		12,556	0.83	to	0.83	10,454	0.00	1.45 to 1.60	1.88	to	1.73
	12/31/2004		10,772	0.82	to	0.81	8,803	0.07	1.45 to 1.60	4.42	to	4.27
	12/31/2003		31,873	0.78	to	0.78	24,943	0.00	1.45 to 1.60	23.96	to	23.77
	12/31/2002		45,217	0.63	to	0.63	28,546	0.01	1.45 to 1.60	(30.15)	to	(30.25)
	12/31/2001	(1)	46,459	0.90	to	0.90	41,993	0.00	1.45 to 1.60	(9.61)	to	(9.68)
Dreyfus VIF Appreciation
	12/31/2005		180,144	0.99	to	0.98	177,451	0.00	1.45 to 1.60	2.63	to	2.48
	12/31/2004		212,098	0.96	to	0.96	203,198	0.14	1.45 to 1.60	3.29	to	3.14
	12/31/2003		2,160,006	0.93	to	0.93	2,011,508	1.23	1.45 to 1.60	19.10	to	18.93
	12/31/2002		2,126,686	0.78	to	0.78	1,663,289	0.93	1.45 to 1.60	(18.08)	to	(18.20)
	12/31/2001	(1)	1,927,309	0.95	to	0.95	1,840,183	1.10	1.45 to 1.60	(4.52)	to	(4.60)
Seligman Global Technology
	12/31/2005		35,893	0.89	to	0.88	31,712	0.00	1.45 to 1.60	6.41	to	6.25
	12/31/2004		54,057	0.83	to	0.83	44,925	0.00	1.45 to 1.60	2.35	to	2.19
	12/31/2003		66,824	0.82	to	0.81	54,327	0.00	1.45 to 1.60	34.11	to	33.92
	12/31/2002		67,931	0.61	to	0.61	41,232	0.00	1.45 to 1.60	(32.76)	to	(32.86)
	12/31/2001	(1)	71,941	0.90	to	0.90	65,029	0.00	1.45 to 1.60	(9.55)	to	(9.63)

78

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Seligman Communications and Information
	12/31/2005		85,987	$1.02	to	$1.01	$87,402	0.00%	1.45% to 1.60%	5.99%	to	5.84%
	12/31/2004		74,833	0.96	to	0.96	71,851	0.00	1.45 to 1.60	9.27	to	9.11
	12/31/2003		85,114	0.88	to	0.88	74,868	0.00	1.45 to 1.60	42.00	to	41.79
	12/31/2002		40,894	0.62	to	0.62	25,340	0.00	1.45 to 1.60	(37.15)	to	(37.24)
	12/31/2001	(1)	144,830	0.99	to	0.99	142,888	0.00	1.45 to 1.60	(1.34)	to	(1.41)
Seligman Capital
	12/31/2005		43,969	0.99	to	0.99	43,508	0.00	1.45 to 1.60	10.60	to	10.44
	12/31/2004		345,250	0.90	to	0.89	309,939	0.00	1.45 to 1.60	6.75	to	6.59
	12/31/2003		170,506	0.84	to	0.84	143,329	0.00	1.45 to 1.60	33.82	to	33.62
	12/31/2002		129,415	0.63	to	0.63	81,287	0.00	1.45 to 1.60	(34.10)	to	(34.20)
	12/31/2001	(1)	113,942	0.95	to	0.95	108,687	0.00	1.45 to 1.60	(4.58)	to	(4.65)
Equity Index
	12/31/2005		3,992,414	1.16	to	1.15	4,624,394	1.89	1.45 to 1.60	3.30	to	3.15
	12/31/2004		3,796,162	1.12	to	1.12	4,258,596	1.20	1.45 to 1.60	9.22	to	9.05
	12/31/2003		2,767,220	1.03	to	1.03	2,843,453	0.95	1.45 to 1.60	26.63	to	26.45
	12/31/2002	(1)	1,107,816	0.81	to	0.81	899,621	0.00	1.45 to 1.60	(18.79)	to	(18.87)
Mid-Cap Index
	12/31/2005		2,061,058	1.40	to	1.39	2,873,558	1.07	1.45 to 1.60	12.35	to	12.19
	12/31/2004		2,271,439	1.24	to	1.24	2,819,481	0.83	1.45 to 1.60	18.59	to	18.42
	12/31/2003		2,044,723	1.05	to	1.05	2,140,951	0.52	1.45 to 1.60	32.14	to	31.95
	12/31/2002	(1)	878,660	0.79	to	0.79	696,625	0.00	1.45 to 1.60	(20.71)	to	(20.79)
REIT Index
	12/31/2005		622,219	1.77	to	1.76	1,100,436	3.90	1.45 to 1.60	10.24	to	10.08
	12/31/2004		981,131	1.61	to	1.60	1,574,568	2.42	1.45 to 1.60	28.64	to	28.45
	12/31/2003		668,543	1.25	to	1.25	834,309	1.44	1.45 to 1.60	33.55	to	33.35
	12/31/2002	(1)	99,440	0.94	to	0.93	92,993	0.00	1.45 to 1.60	(6.42)	to	(6.52)
Short-Term Investment Grade
	12/31/2005		4,519,231	1.08	to	1.07	4,862,555	3.15	1.45 to 1.60	0.79	to	0.64
	12/31/2004		4,310,169	1.07	to	1.06	4,601,425	2.28	1.45 to 1.60	0.60	to	0.46
	12/31/2003		2,470,733	1.06	to	1.06	2,622,004	3.73	1.45 to 1.60	2.07	to	1.92
	12/31/2002	(1)	2,560,900	1.04	to	1.04	2,663,158	0.00	1.45 to 1.60	3.99	to	3.89
Total Bond Market Index
	12/31/2005		1,392,707	1.12	to	1.12	1,562,074	3.92	1.45 to 1.60	0.94	to	0.79
	12/31/2004		1,377,213	1.11	to	1.11	1,530,610	5.04	1.45 to 1.60	2.71	to	2.56
	12/31/2003		1,521,413	1.08	to	1.08	1,646,824	1.89	1.45 to 1.60	2.53	to	2.38
	12/31/2002	(1)	112,776	1.06	to	1.06	119,083	0.00	1.45 to 1.60	5.61	to	5.51

79

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity-VIP Mid Cap
	12/31/2005		818,247	$1.42	to	$1.41	$1,160,402	0.00%	1.45% to 1.60%	16.62% to 16.45%
	12/31/2004	(1)	796,132	1.22	to	1.21	968,213	0.00	1.45 to 1.60	21.62 to 21.50
Fidelity-VIP Value Strategies
	12/31/2005		827,731	1.13	to	1.13	937,889	0.00	1.45 to 1.60	1.20 to 1.05
	12/31/2004	(1)	726,498	1.12	to	1.12	813,431	0.00	1.45 to 1.60	11.97 to 11.86
VA Global Bond
	12/31/2005	(1)	695,696	1.00			696,039	12.50	1.45	0.05
VA Small Value
	12/31/2005	(1)	367,614	1.15			422,290	0.89	1.45	14.87
VA Large Value
	12/31/2005	(1)	384,322	1.10			422,775	3.29	1.45	10.01
VA Short-Term Fixed
	12/31/2005	(1)	694,631	1.01			698,922	7.15	1.45	0.62
VA International Value
	12/31/2005	(1)	283,382	1.16			330,052	6.46	1.45	16.47
VA International Small
	12/31/2005	(1)	282,882	1.18			334,227	4.65	1.45	18.15

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

80

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.45%	May 1, 2001
1.60%	May 1, 2001

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	Total Return - 2001
Clarion Global Real Estate Securities	9.40%
Credit Suisse - International Focus	(23.27)
Credit Suisse - Small Cap Growth	(17.26)
Transamerica Small/Mid Cap Value	26.87
Federated American Leaders	(5.64)
Federated Capital Income	(15.00)
Federated Fund for U.S. Government Securities II	5.44
Federated High Income Bond	(0.13)
Federated Prime Money	2.25
Gartmore GVIT Developing Markets	(8.34)
J.P. Morgan Enhanced Index	(13.29)
Janus Growth	(29.27)
Liberty Small Company Growth	(11.37)
WFVT Multi-Cap Value	2.58
Van Kampen Active International Allocation	(24.09)
Wanger International Small Cap	(22.33)
Wanger U.S. Smaller Companies	9.73

81

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2005

5.	Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of 1.30%, 1.35%, or 1.45% (depending on the death benefit selected) is assessed.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. This deduction represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6.	Income Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to PBL, as long as earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

82

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)	Financial Statements.

All required financial statements are included in Part B of this Registration Statements.

(b)	Exhibits.

(1)	Resolution of the Board of Directors of National Home Life Assurance Company (“National Home”) authorizing establishment of the Separate Account./1/
(2)	Not Applicable.
(3)	Distribution Agreement.
	(a)	Principal Underwriting Agreement by and between Capital Holding Securities Corporation, National Home Life Assurance Company and National Home Life Assurance Company Separate Account VA V. Note 19
	(a)(1)	Amendment by and between Providian Securities Corporation (formerly Capital Holding Securities Corporation) and Providian Life and Health Insurance Company (formerly National Home Life Assurance Company). Note 19
	(a)(2)	Amendment No. 2 by and between AFSG Securities Corporation (formerly Providian Securities Corporation) and Peoples Benefit Life Insurance Company (formerly Providian Life and Health Insurance Company). Note 19
	(b)	Form of Selling Agreement./2/
(4)	(a)	Form of variable annuity contract (A Unit)./3/
	(b)	Form of variable annuity contract (B Unit)./3/
	(c)	Form of variable annuity contract (Advisor’s Edge Select)/10/
	(d)	Form of variable annuity policy (Advisor’s Edge)/15/
	(e)	Form of variable annuity policy (Advisor’s Edge Select)/15/
	(f)	Policy Rider (Guaranteed Minimum Income Benefit)/17/
	(g)	Policy Rider (Additional Death Benefit) /17/
	(h)	Policy Rider (Additional Death Benefit-Extra) /17/
	(i)	Policy Rider (Life with Emergency Cash) /17/
	(j)	Policy Rider (Initial Payment Guarantee)/17/
	(k)	Policy Rider (Additional Death Distribution II)/18/
	(l)	Policy Rider (Additional Death Benefit RTP 18 0103)/18/
(5)	(a)	Form of Application./4/
	(b)	403(b) Rider./2/
	(c)	Individual Retirement Annuity Rider./2/
	(d)	Advisor’s Edge and Advisor’s Edge Select are appless products
(6)	(a)	Articles of Redomestication and Reincorporation of Peoples Benefit Life Insurance Company./19/
	(b)	Amended and Restated By-Laws Peoples Benefit Life Insurance Company. Note 19.
(7)	Not Applicable.
(8)	(a)	Form of Participation Agreement for the Funds./3/
	(b)	Participation Agreement Among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors, Inc., DFA Securities Inc. and National Home Life Assurance Company dated as of June 29, 1994./5/
	(c)	Participation Agreement Among Insurance Management Series, Federated Advisors, Federated Securities Corp. and National Home Life Assurance Company dated as of May 17, 1994./5/
	(d)	Participation Agreement Among Insurance Investment Products Trust, SEI Financial Services Company and National Home Life Assurance Company dated as of January 1, 1995./6/
	(e)	Participation Agreement Among Wanger Advisors Trust and National Home Life Assurance Company dated as of May 19, 1995./6/
	(f)	Participation Agreement Among Tomorrow Funds Retirement Trust, Weiss, Peck & Greer, L.L.C. and Providian Life and Health Insurance Company dated as of September 11, 1995./6/
	(g)	Participation Agreement among Montgomery Funds III, Montgomery Asset Management, L.P., and Providian Life and Health Insurance Company dated as of January 31, 1996./7/

1

	(h)	Participation Agreement Among Strong Variable Insurance Funds, Inc.; Strong Capital Management, Inc.; Strong Funds Distributors, Inc. and Providian Life and Health Insurance Company dated March 31, 1997./8/
	(i)	Participation Agreement Among Warburg Pincus Trust; Warburg Pincus Counsellors, Inc.; Counsellors Securities Inc. and Providian Life and Health Insurance Company dated March 31, 1997./8/
	(j)	Amendment No. 1 dated December 16, 1996 to Participation Agreement Among Wanger Advisors Trust and Providian Life and Health Insurance Company dated May 19, 1995./8/
	(k)	Participation Agreement Among SteinRoe Variable Investment Trust, SteinRoe & Farnham Incorporated and Providian Life and Health Insurance Company dated March 31, 1997./8/
	(l)	Participation Agreement Among Providian Life and Health Insurance Company, Providian Series Trust, and Providian Investment Advisors, Inc. dated March 25, 1997./8/
	(m)	Participation Agreement Among Endeavor Series Trust, Endeavor Management Co. and PFL Life Insurance Company dated February 28, 1991, as amended./9/
	(n)	Participation Agreement Among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company./11/
	(n)(1)	Amendment No. 9 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, and AUSA Life Insurance Company, Inc./15/
	(n)(2)	Amendment No. 31 to Participation Agreement (ATSF). Note 21
	(n)(3)	Amendment No. 32 to Participation Agreement (ATSF). Note 23
	(o)	Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated as of May 1, 2000./12/
	(o)(1)	Form of Amendment to Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated August 2, 2000./15/
	(p)	Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated April 15, 1997./13/
	(p)(1)	Amendment to Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated July 28, 2000./16/
	(q)	Participation Agreement Among Transamerica Variable Insurance Fund, Inc., Transamerica Occidental Life Insurance Company and PFL Life Insurance Company dated November 1, 1999./14/
	(q)(1)	Amendment to Participation Agreement between Transamerica Variable Insurance Fund, Inc., Transamerica Investment Management, LLC, and PFL Life Insurance Company dated July 28, 2000./16/
	(r)	Form of Participation Agreement between Seligman Portfolios, Inc. and Peoples Benefit Life Insurance Company/15/
(8)	(s)	Participation Agreement by and between Variable Insurance Products Fund and Peoples Benefit Life Insurance Company. Note 23
(9)	(a)	Opinion and Consent of Counsel. /24/
(9)	(b)	Consent of Counsel. Note /24/
(10)	(a)	Consent of Independent Registered Public Accounting Firm. /24/
(10)	(b)	Opinion and Consent of Actuary. Note 24
(11)	No Financial Statements are omitted from Item 23.
(12)	Not Applicable.
(13)	Performance Computation. /24/
(14)	Powers of Attorney. (G. Douglas Mangum, Jr; Martha A. McConnell; Brian A. Smith; Brenda K. Clancy;
Bart Herbert Jr.; Kathleen M. Modzelewski, Larry N. Norman; David G. Rekoski; Douglas A. Sarcia;
Craig D. Vermie) Note 15 (Marilyn Carp; Diane Meiners) Note 19. (Robert J. Kontz) Note 22.

/1/	Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/2/	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/3/	Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-72838, filed on December 10, 1993.
/4/	Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-79502, filed on May 27, 1994.

2

/5/	Incorporated by reference from the Post-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed April 28, 1995.

/6/	Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed on November 20, 1995.

/7/	Incorporated by reference from Post-Effective Amendment No. 4 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1996.

/8/	Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1997.

/9/	Incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1998.

/10/	Incorporated by reference from Post-Effective Amendment No. 9 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed June 3, 1998.

/11/	Incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 29, 1998.

/12/	Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, file April 28, 2000.

/13/	Incorporated by reference from Initial Registration Statement on Form N-4 of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 30, 1997.

/14/	Incorporated by reference from Post-Effective Amendment No. 2 of PFL Endeavor VA Separate Account, File No. 33-56908, filed April 27, 2000.

/15/	Incorporated by reference from Post-Effective Amendment No. 12 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed September 5, 2000.

/16/	Incorporated by reference from Post-Effective Amendment No. 14 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed December 1, 2000.

/17/	Incorporated by reference from Post-Effective Amendment No. 18 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed May 1, 2002.

/18/	Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-80958) on May 1, 2003.

/19/	Filed with Post-Effective Amendment No. 20 to this Form N-4 Registration Statement (File No. 33-80958) on January 22, 2004.

/20/	Filed with Post-Effective Amendment No. 23 to this Form N-4 Registration Statement (File No. 33-80958) on April 29, 2004.

/21/	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.

/22/	Incorporated herein by reference to Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-36073) filed on February 17, 2005.

/23/	Filed with Post-Effective Amendment No. 24 to this Form N-4 Registration Statement (File No. 33-80958) on April 27, 2005.

/24/	Filed herewith.

3

Item 25. Directors and Officers of Depositor

Positions and Offices with Depositor	Name and Principal Business
Address*
Treasurer, (Chief Accounting Officer)	Martha A. McConnell
Vice President, Director	Brian A. Smith
Executive Vice President, Director, and Chief Operating Officer	Brenda K. Clancy
President, Director	Marilyn Carp
Vice President, Director	Kathleen M. Modzelewski
Chairman of the Board, Executive Vice President, Director	Larry N. Norman
Secretary, Senior Vice President, General Counsel, Director	Craig D. Vermie
Vice President, Director	Diane Meiners
Vice President and Division General Counsel	Frank A. Comp
Vice President and Corporate Controller	Robert J. Kontz

*	The business address of each director and officer of Peoples Benefit Life Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355; 520 Park Avenue, Baltimore, MD 21201-4500 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

4

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments

Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments

Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments

Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments

Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments

Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Garnet LIHTC Fund VII, LLC	Delaware	100% Garnet Community Investments VII, LLC	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	100% Garnet Community Investments VIII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Gilwell Company	California	100% Transamerica Corporation	Ground lessee of 517 Washington Street, San Francisco

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	The AEGON Trust owns 350 shares; AEGON U.S. Holding Corp. owns 10 shares	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 42,500 shares Series A Preferred Stock & 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros Brazil	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2006, there were 3,825 Contract Owners of the Advisor’s Edge Variable Annuity and 778 Contract Owners of the Advisor’s Edge Select Variable Annuity.

ITEM 28. INDEMNIFICATION

Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7033.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)	AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of AFSG Securities Corporation:

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President

Lisa Wachendorf	(1)	Vice President and Chief Compliance Officer

Frank A. Camp	(1)	Secretary

Darin D. Smith	(1)	Vice President and Assistant Secretary

Linda Gilmer	(1)	Controller, Treasurer, and Financial Operations Principal

Teresa L. Stolba	(1)	Assistant Compliance Officer

John K. Carter	(2)	Vice President

Kyle A. Kellan	(2)	Vice President

Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President

Clifton W. Flenniken, III	(3)	Assistant Treasurer

Phillip S. Eckman	(4)	Director

Paula G. Nelson	(4)	Director

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)		Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation	N/A	(a)	0	0	0
AFSG Securities Corporation	$815,387.00	(b)	0	0	0

(1)	Fiscal Year 2005
(a)	For Advisor’s Edge
(b)	For Advisor’s Edge Select

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained Manager Regulatory Filing Unit in the Administrative Offices of Peoples Benefit Life Insurance Company in Cedar Rapids, Iowa.

5

ITEM 31.    MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 32.    UNDERTAKINGS.

(a)	Peoples Benefit Life Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Peoples Benefit Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Peoples Benefit Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

6

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25 day of April, 2006.

PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V

PEOPLES BENEFIT LIFE INSURANCE COMPANY Depositor

*
Larry N. Norman
Executive Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Brenda K. Clancy	Director and Executive Vice President, and Chief Operating Officer

* Larry N. Norman	Director (Principal Executive Officer)

* Brian A. Smith	Director and Vice President

* Marilyn Carp	Director and President

* Craig D. Vermie	Director, Secretary, Senior Vice President and General Counsel

* Kathleen M. Modzelewski	Director and Vice President

* Diane Meiners	Director and Vice President

* Martha A. McConnell	Treasurer (Chief Accounting Officer)

* Robert J. Kontz	Vice President and Corporate Controller

/s/ FRANK A. CAMP Frank A. Camp	Vice President	April 25, 2006

*	By Frank A. Camp,

Attorney-in-Fact

Registration No. 33 - 80958

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

PEOPLES BENEFIT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT V

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Opinion and Consent of Actuary

(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.